UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2018

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2018



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USSA CORNERSTONE AGGRESSIVE FUND]

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    SEMIANNUAL REPORT
    USAA CORNERSTONE AGGRESSIVE FUND (UCAGX)
    NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION
                                                                               3
    Portfolio of Investments
                                                                              27
    Notes to Portfolio of Investments
                                                                              33
    Financial Statements
                                                                              36
    Notes to Financial Statements
                                                                              52
    Financial Highlights

EXPENSE EXAMPLE                                                               53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

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

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INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/18 o
                                (% of Net Assets)

iShares Core MSCI EAFE ETF ...............................................  7.9%
Schwab Fundamental International Large
  Company Index ETF ......................................................  6.4%
Vanguard S&P 500 ETF .....................................................  4.6%
Vanguard FTSE Developed Markets ETF ......................................  4.5%
Vanguard FTSE Europe ETF .................................................  3.4%
Schwab Fundamental Emerging Markets Large
  Company Index ETF ......................................................  3.2%
Vanguard Short-Term Bond ETF .............................................  2.5%
iShares Core MSCI Emerging Markets ETF ...................................  2.3%
U.S. Treasury Note, 1.13%, 2/28/2021 .....................................  2.1%
Vanguard Total Bond Market ETF ...........................................  2.1%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

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                       o ASSET ALLOCATION* - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            36.6%
U.S. EQUITY SECURITIES                                                     33.8%
U.S. TREASURY SECURITIES                                                    9.5%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                          7.6%
U.S. GOVERNMENT AGENCY ISSUES                                               4.0%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        3.3%
CORPORATE OBLIGATIONS                                                       1.5%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            1.3%
MONEY MARKET INSTRUMENTS                                                    0.7%
ASSET-BACKED SECURITIES                                                     0.5%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.5%
COMMERCIAL MORTGAGE SECURITIES                                              0.2%
CONVERTIBLE SECURITIES                                                      0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%
BANK LOANS                                                                  0.1%

                                 [END PIE CHART]

*Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

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2  | USAA CORNERSTONE AGGRESSIVE FUND

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PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (36.6%)

              COMMON STOCKS (0.4%)

              BASIC MATERIALS (0.1%)
              ----------------------
              CHEMICALS (0.1%)
      2,040   Linde plc                                                                              $    324
                                                                                                     --------
              INDUSTRIAL (0.3%)
              -----------------
              ELECTRONICS (0.2%)
      6,450   TE Connectivity Ltd.                                                                        496
                                                                                                     --------
              ENVIRONMENTAL CONTROL (0.1%)
      8,480   Pentair plc                                                                                 362
                                                                                                     --------
              Total Industrial                                                                            858
                                                                                                     --------
              TECHNOLOGY (0.0%)
              -----------------
              SEMICONDUCTORS (0.0%)
      3,130   Kulicke & Soffa Industries, Inc.                                                             68
                                                                                                     --------
              Total Common Stocks (cost: $1,274)                                                        1,250
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (36.1%)
     51,700   Invesco FTSE RAFI Developed Markets ex-US                                                 2,066
    224,100   Invesco FTSE RAFI Emerging Markets                                                        4,616
    458,200   iShares Core MSCI EAFE ETF                                                               27,025
    159,380   iShares Core MSCI Emerging Markets ETF                                                    7,884
     61,900   iShares Edge MSCI Min Vol EAFE ETF(a)                                                     4,307
     66,200   iShares Edge MSCI Min Vol Emerging Markets ETF                                            3,797
    262,000   iShares MSCI Canada ETF                                                                   6,980
     72,000   iShares MSCI United Kingdom ETF                                                           2,263
    397,400   Schwab Fundamental Emerging Markets Large Company Index ETF                              10,921
    783,300   Schwab Fundamental International Large Company Index ETF                                 21,643
     81,800   Schwab Fundamental International Small Company Index ETF                                  2,563
     14,790   SPDR S&P Emerging Markets SmallCap ETF                                                      641
     16,000   USAA MSCI Emerging Markets Value Momentum Blend Index ETF(b)                                705
    383,600   Vanguard FTSE Developed Markets ETF                                                      15,248
        800   Vanguard FTSE Emerging Markets ETF                                                           32
    227,200   Vanguard FTSE Europe ETF                                                                 11,685

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                                                   PORTFOLIO OF INVESTMENTS |  3

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
-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
     16,645   WisdomTree Emerging Markets SmallCap Dividend Fund                                     $    720
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $120,697)                                            123,096
                                                                                                     --------

              PREFERRED STOCKS (0.1%)

              FINANCIAL (0.1%)
              ----------------
              INSURANCE (0.1%)
     12,000   Delphi Financial Group, Inc., cumulative redeemable, 5.93%,
                (3 mo. LIBOR + 3.19%)(c) (cost: $302)                                                     273
                                                                                                     --------
              Total International Equity Securities (cost: $122,273)                                  124,619
                                                                                                     --------

              U.S. EQUITY SECURITIES (33.8%)

              COMMON STOCKS (28.4%)

              BASIC MATERIALS (0.5%)
              ----------------------
              CHEMICALS (0.3%)
      3,700   AdvanSix, Inc.(d)                                                                           106
      4,270   Eastman Chemical Co.                                                                        337
      3,680   LyondellBasell Industries N.V. "A"                                                          343
      7,800   Rayonier Advanced Materials, Inc.                                                           115
                                                                                                     --------
                                                                                                          901
                                                                                                     --------
              FOREST PRODUCTS & PAPER (0.1%)
      9,960   Resolute Forest Products, Inc.(d)                                                           109
      3,090   Schweitzer-Mauduit International, Inc.                                                       88
                                                                                                     --------
                                                                                                          197
                                                                                                     --------
              IRON/STEEL (0.1%)
      3,830   Nucor Corp.                                                                                 232
      6,990   Steel Dynamics, Inc.                                                                        246
                                                                                                     --------
                                                                                                          478
                                                                                                     --------
              Total Basic Materials                                                                     1,576
                                                                                                     --------
              COMMUNICATIONS (3.2%)
              ---------------------
              ADVERTISING (0.4%)
     27,630   Interpublic Group of Companies, Inc.                                                        649
      8,610   Omnicom Group, Inc.                                                                         663
                                                                                                     --------
                                                                                                        1,312
                                                                                                     --------
              INTERNET (0.9%)
        550   Amazon.com, Inc.(d)                                                                         930
        170   Booking Holdings, Inc.(d)                                                                   322
      2,170   CDW Corp.                                                                                   201
      1,880   F5 Networks, Inc.(d)                                                                        323
      5,030   GoDaddy, Inc. "A"(d)                                                                        328

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4  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      1,740   Netflix, Inc.(d)                                                                       $    498
      1,560   Palo Alto Networks, Inc.(d)                                                                 270
        620   Stamps.com, Inc.(d)                                                                         106
                                                                                                     --------
                                                                                                        2,978
                                                                                                     --------
              MEDIA (1.1%)
     17,240   Comcast Corp. "A"                                                                           673
     17,440   Discovery, Inc. "A"(d)                                                                      536
     15,450   DISH Network Corp. "A"(d)                                                                   506
     18,110   Entravision Communications Corp. "A"                                                         58
      1,380   Nexstar Media Group, Inc. "A"                                                               114
     42,860   Sirius XM Holdings, Inc.(a)                                                                 267
      9,510   TEGNA, Inc.                                                                                 126
      9,010   Twenty-First Century Fox, Inc. "A"                                                          446
     24,060   Viacom, Inc. "B"                                                                            742
      3,030   Walt Disney Co.                                                                             350
                                                                                                     --------
                                                                                                        3,818
                                                                                                     --------
              TELECOMMUNICATIONS (0.8%)
     15,710   AT&T, Inc.                                                                                  491
     13,130   CenturyLink, Inc.                                                                           247
      3,280   Ciena Corp.(d)                                                                              107
      1,010   InterDigital, Inc.                                                                           76
      2,920   Motorola Solutions, Inc.                                                                    383
        950   Shenandoah Telecommunications Co.                                                            48
      5,860   T-Mobile US, Inc.(d)                                                                        401
     18,030   Verizon Communications, Inc.                                                              1,087
      2,940   Vonage Holdings Corp.(d)                                                                     31
                                                                                                     --------
                                                                                                        2,871
                                                                                                     --------
              Total Communications                                                                     10,979
                                                                                                     --------
              CONSUMER, CYCLICAL (3.4%)
              -------------------------
              AIRLINES (0.3%)
      7,270   Delta Air Lines, Inc.                                                                       441
      5,230   Southwest Airlines Co.                                                                      286
      3,310   United Continental Holdings, Inc.(d)                                                        320
                                                                                                     --------
                                                                                                        1,047
                                                                                                     --------
              APPAREL (0.2%)
      6,230   NIKE, Inc. "B"                                                                              468
                                                                                                     --------
              AUTO MANUFACTURERS (0.2%)
     30,620   Ford Motor Co.                                                                              288
      5,520   PACCAR, Inc.                                                                                343
      5,460   Wabash National Corp.                                                                        85
                                                                                                     --------
                                                                                                          716
                                                                                                     --------


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                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              AUTO PARTS & EQUIPMENT (0.3%)
      2,620   Allison Transmission Holdings, Inc.                                                    $    123
      7,800   Dana, Inc.                                                                                  113
      4,820   Meritor, Inc.(d)                                                                             80
      1,930   Methode Electronics, Inc.                                                                    58
      2,860   Tenneco, Inc. "A"                                                                            97
      4,070   WABCO Holdings, Inc.(d)                                                                     494
                                                                                                     --------
                                                                                                          965
                                                                                                     --------
              DISTRIBUTION/WHOLESALE (0.1%)
      1,820   WESCO International, Inc.(d)                                                                 97
        760   WW Grainger, Inc.                                                                           239
                                                                                                     --------
                                                                                                          336
                                                                                                     --------
              ENTERTAINMENT (0.0%)
      3,350   Red Rock Resorts, Inc. "A"                                                                   88
                                                                                                     --------
              HOME BUILDERS (0.0%)
      4,010   TRI Pointe Group, Inc.(d)                                                                    50
                                                                                                     --------
              HOME FURNISHINGS (0.0%)
      2,160   Ethan Allen Interiors, Inc.                                                                  45
                                                                                                     --------
              LEISURE TIME (0.3%)
      1,120   Brunswick Corp.                                                                              59
      5,650   Carnival Corp.                                                                              341
      5,470   Norwegian Cruise Line Holdings Ltd.(d)                                                      281
      2,640   Royal Caribbean Cruises Ltd.                                                                298
                                                                                                     --------
                                                                                                          979
                                                                                                     --------
              LODGING (0.0%)
      3,100   Boyd Gaming Corp.                                                                            77
                                                                                                     --------
              OFFICE FURNISHINGS (0.1%)
      2,360   Herman Miller, Inc.                                                                          80
      3,640   Knoll, Inc.                                                                                  71
      6,010   Steelcase, Inc. "A"                                                                          97
                                                                                                     --------
                                                                                                          248
                                                                                                     --------
              RETAIL (1.9%)
        780   Asbury Automotive Group, Inc.(d)                                                             54
      5,070   Best Buy Co., Inc.                                                                          327
      1,260   Big Lots, Inc.                                                                               55
      5,470   Bloomin' Brands, Inc.                                                                       107
      2,070   Buckle, Inc.                                                                                 40
      2,740   Costco Wholesale Corp.                                                                      634
        720   Cracker Barrel Old Country Store, Inc.                                                      130
      7,530   Del Taco Restaurants, Inc.(d)                                                                81

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6  | USAA CORNERSTONE AGGRESSIVE FUND

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
-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      1,790   Dick's Sporting Goods, Inc.                                                            $     64
      1,600   Foot Locker, Inc.                                                                            90
     14,820   Gap, Inc.                                                                                   404
      1,180   Group 1 Automotive, Inc.                                                                     66
      4,450   Hibbett Sports, Inc.(d)                                                                      69
      3,470   Home Depot, Inc.                                                                            626
      5,510   Kohl's Corp.                                                                                370
      1,680   La-Z-Boy, Inc.                                                                               49
        710   Lithia Motors, Inc. "A"                                                                      59
     11,750   Macy's, Inc.                                                                                402
      1,300   MSC Industrial Direct Co., Inc. "A"                                                         115
        890   Nu Skin Enterprises, Inc. "A"                                                                59
        970   O'Reilly Automotive, Inc.(d)                                                                336
      1,190   Penske Automotive Group, Inc.                                                                52
     23,770   Qurate Retail, Inc.(d)                                                                      528
      4,430   Ross Stores, Inc.                                                                           388
      2,460   Rush Enterprises, Inc. "A"                                                                   94
      2,960   Sonic Corp.                                                                                 129
      8,580   Target Corp.                                                                                609
      9,300   TJX Companies, Inc.                                                                         454
      1,300   Williams-Sonoma, Inc.                                                                        74
                                                                                                     --------
                                                                                                        6,465
                                                                                                     --------
              Total Consumer, Cyclical                                                                 11,484
                                                                                                     --------
              CONSUMER, NON-CYCLICAL (7.3%)
              -----------------------------
              AGRICULTURE (0.3%)
      5,040   Altria Group, Inc.                                                                          276
     14,040   Archer-Daniels-Midland Co.                                                                  646
                                                                                                     --------
                                                                                                          922
                                                                                                     --------
              BEVERAGES (0.4%)
      4,820   Brown-Forman Corp. "B"                                                                      230
     13,980   Coca-Cola Co.                                                                               704
      5,240   Molson Coors Brewing Co. "B"                                                                345
                                                                                                     --------
                                                                                                        1,279
                                                                                                     --------
              BIOTECHNOLOGY (0.9%)
      2,400   Biogen, Inc.(d)                                                                             801
        280   Bio-Rad Laboratories, Inc. "A"(d)                                                            77
      1,160   Cambrex Corp.(d)                                                                             55
      5,230   Celgene Corp.(d)                                                                            378
      1,240   Emergent BioSolutions, Inc.(d)                                                               90
      4,700   Exelixis, Inc.(d)                                                                            95
      8,400   Gilead Sciences, Inc.                                                                       604
      4,160   Halozyme Therapeutics, Inc.(d)                                                               69

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                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      1,160   Illumina, Inc.(d)                                                                      $    392
      1,790   Myriad Genetics, Inc.(d)                                                                     58
      1,080   REGENXBIO, Inc.(d)                                                                           65
      3,700   United Therapeutics Corp.(d)                                                                437
                                                                                                     --------
                                                                                                        3,121
                                                                                                     --------
              COMMERCIAL SERVICES (1.1%)
      1,680   AMN Healthcare Services, Inc.(d)                                                            107
      1,900   Avis Budget Group, Inc.(d)                                                                   56
      3,210   Booz Allen Hamilton Holding Corp.                                                           165
     13,390   H&R Block, Inc.                                                                             362
      6,730   Hackett Group, Inc.                                                                         119
      2,960   Moody's Corp.                                                                               471
      3,620   Quad/Graphics, Inc.                                                                          59
      2,570   S&P Global, Inc.                                                                            470
     27,280   Sabre Corp.                                                                                 697
      2,260   Sotheby's(d)                                                                                 90
      2,560   United Rentals, Inc.(d)                                                                     300
      3,590   Verisk Analytics, Inc.(d)                                                                   443
     21,810   Western Union Co.                                                                           408
                                                                                                     --------
                                                                                                        3,747
                                                                                                     --------
              COSMETICS/PERSONAL CARE (0.3%)
      2,320   Estee Lauder Companies, Inc. "A"                                                            331
      7,810   Procter & Gamble Co.                                                                        738
                                                                                                     --------
                                                                                                        1,069
                                                                                                     --------
              FOOD (1.0%)
      1,490   Cal-Maine Foods, Inc.                                                                        69
      4,220   Flowers Foods, Inc.                                                                          83
      9,020   Hormel Foods Corp.                                                                          407
      6,020   Hostess Brands, Inc.(d)                                                                      70
      4,020   Ingles Markets, Inc. "A"                                                                    117
      3,330   Ingredion, Inc.                                                                             348
      3,080   JM Smucker Co.                                                                              322
     19,780   Kroger Co.                                                                                  587
      2,980   McCormick & Co., Inc.                                                                       447
        740   Sanderson Farms, Inc.                                                                        84
      5,710   Sysco Corp.                                                                                 385
      6,000   Tyson Foods, Inc. "A"                                                                       354
                                                                                                     --------
                                                                                                        3,273
                                                                                                     --------
              HEALTHCARE-PRODUCTS (0.7%)
        640   ABIOMED, Inc.(d)                                                                            213
      2,290   Bruker Corp.                                                                                 76
      2,000   Edwards Lifesciences Corp.(d)                                                               324

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8  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      2,790   Henry Schein, Inc.(d)                                                                  $    249
      1,180   Hill-Rom Holdings, Inc.                                                                     114
      1,670   IDEXX Laboratories, Inc.(d)                                                                 340
        650   Intuitive Surgical, Inc.(d)                                                                 345
        920   Masimo Corp.(d)                                                                             102
      5,660   Meridian Bioscience, Inc.                                                                   107
     17,600   MiMedx Group, Inc.(d)                                                                        53
      3,850   Patterson Companies, Inc.                                                                    98
      1,120   STERIS plc                                                                                  133
      1,910   Stryker Corp.                                                                               335
                                                                                                     --------
                                                                                                        2,489
                                                                                                     --------
              HEALTHCARE-SERVICES (0.8%)
      2,340   Centene Corp.(d)                                                                            333
        340   Chemed Corp.                                                                                108
      2,170   Cigna Corp.                                                                                 485
      1,460   Encompass Health Corp.                                                                      110
      1,920   HCA Healthcare, Inc.                                                                        276
      2,570   Laboratory Corp. of America Holdings(d)                                                     374
      2,150   MEDNAX, Inc.(d)                                                                              86
      3,830   Quest Diagnostics, Inc.                                                                     339
      4,800   Select Medical Holdings Corp.(d)                                                             93
      3,850   Universal Health Services, Inc. "B"                                                         531
        470   WellCare Health Plans, Inc.(d)                                                              120
                                                                                                     --------
                                                                                                        2,855
                                                                                                     --------
              HOUSEHOLD PRODUCTS/WARES (0.2%)
      6,970   ACCO Brands Corp.                                                                            57
      6,350   Church & Dwight Co., Inc.                                                                   420
        510   Helen of Troy Ltd.(d)                                                                        73
                                                                                                     --------
                                                                                                          550
                                                                                                     --------
              PHARMACEUTICALS (1.6%)
      5,730   AmerisourceBergen Corp.                                                                     509
      8,400   Cardinal Health, Inc.                                                                       461
      3,870   Concert Pharmaceuticals, Inc.(d)                                                             56
      5,540   Corcept Therapeutics, Inc.(d)                                                                77
      6,270   CVS Health Corp.                                                                            503
        840   Eagle Pharmaceuticals, Inc.(d)                                                               42
      2,600   Eli Lilly & Co.                                                                             309
        760   Enanta Pharmaceuticals, Inc.(d)                                                              60
     10,610   Lannett Co., Inc.(d)                                                                         63
      3,150   McKesson Corp.                                                                              392
      5,450   Merck & Co., Inc.                                                                           432
     12,260   Mylan N.V.(d)                                                                               415

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
     28,330   Pfizer, Inc.                                                                           $  1,310
      1,360   Phibro Animal Health Corp. "A"                                                               46
        860   PRA Health Sciences, Inc.(d)                                                                100
      1,840   Prestige Consumer Healthcare, Inc.(d)                                                        71
      1,700   Supernus Pharmaceuticals, Inc.(d)                                                            81
      6,250   Zoetis, Inc.                                                                                587
                                                                                                     --------
                                                                                                        5,514
                                                                                                     --------
              Total Consumer, Non-cyclical                                                             24,819
                                                                                                     --------
              DIVERSIFIED (0.0%)
              ------------------
              HOLDING COMPANIES-DIVERSIFIED (0.0%)
        780   Spectrum Brands Holdings, Inc.                                                               39
                                                                                                     --------
              ENERGY (1.8%)
              -------------
              COAL (0.1%)
      6,670   Warrior Met Coal, Inc.                                                                      158
                                                                                                     --------
              ENERGY-ALTERNATE SOURCES (0.1%)
      3,450   Renewable Energy Group, Inc.(d)                                                              93
      1,800   SolarEdge Technologies, Inc.(d)                                                              70
                                                                                                     --------
                                                                                                          163
                                                                                                     --------
              OIL & GAS (1.3%)
     20,150   Antero Resources Corp.(d)                                                                   265
      7,890   Apache Corp.                                                                                277
      4,540   Cimarex Energy Co.                                                                          372
     13,330   ConocoPhillips                                                                              882
      3,480   Continental Resources, Inc.(d)                                                              159
      8,480   Devon Energy Corp.                                                                          229
      4,510   Hess Corp.                                                                                  243
      9,100   HollyFrontier Corp.                                                                         569
     10,790   Laredo Petroleum, Inc.(d)                                                                    47
      3,230   Mammoth Energy Services, Inc.                                                                81
     11,510   Marathon Oil Corp.                                                                          192
      7,490   Marathon Petroleum Corp.                                                                    488
      2,960   Matador Resources Co.(d)                                                                     68
      4,510   Par Pacific Holdings, Inc.(d)                                                                76
      2,140   PBF Energy, Inc. "A"                                                                         83
     19,750   Southwestern Energy Co.(d)                                                                   95
     15,230   SRC Energy, Inc.(d)                                                                          88
      4,440   Valero Energy Corp.                                                                         355
                                                                                                     --------
                                                                                                        4,569
                                                                                                     --------

================================================================================

10  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS SERVICES (0.0%)
      5,140   ProPetro Holding Corp.(d)                                                              $     84
      5,160   U.S. Silica Holdings, Inc.                                                                   73
                                                                                                     --------
                                                                                                          157
                                                                                                     --------
              PIPELINES (0.3%)
      4,060   Cheniere Energy, Inc.(d)                                                                    248
      5,860   ONEOK, Inc.                                                                                 360
     11,370   Plains GP Holdings, LP "A"(d)                                                               251
      4,610   Targa Resources Corp.                                                                       206
                                                                                                     --------
                                                                                                        1,065
                                                                                                     --------
              Total Energy                                                                              6,112
                                                                                                     --------
              FINANCIAL (4.3%)
              ----------------
              BANKS (1.9%)
      1,970   Bank of Hawaii Corp.                                                                        157
      4,170   BankUnited, Inc.                                                                            144
      5,620   Cadence BanCorp                                                                             115
      4,070   Capital One Financial Corp.                                                                 365
      4,610   Comerica, Inc.                                                                              365
      1,600   Cullen/Frost Bankers, Inc.                                                                  161
     10,630   East West Bancorp, Inc.                                                                     571
     22,320   Fifth Third Bancorp                                                                         623
      3,730   Great Western Bancorp, Inc.                                                                 139
      9,170   Hope Bancorp, Inc.                                                                          139
      7,390   J.P. Morgan Chase & Co.                                                                     822
      5,250   Meta Financial Group, Inc.                                                                  120
     37,100   Regions Financial Corp.                                                                     610
      4,230   Signature Bank                                                                              522
      1,330   SVB Financial Group(d)                                                                      339
     13,640   U.S. Bancorp.                                                                               743
      3,050   Western Alliance Bancorp(d)                                                                 143
     10,550   Zions Bancorp. N.V.                                                                         513
                                                                                                     --------
                                                                                                        6,591
                                                                                                     --------
              DIVERSIFIED FINANCIAL SERVICES (1.5%)
      2,200   Affiliated Managers Group, Inc.                                                             244
      3,080   Alliance Data Systems Corp.                                                                 617
     20,130   Ally Financial, Inc.                                                                        537
      2,830   American Express Co.                                                                        318
      1,600   CME Group, Inc.                                                                             304
      3,000   Encore Capital Group, Inc.(d)                                                                84
      1,980   Federal Agricultural Mortgage Corp. "C"                                                     131
     11,350   Franklin Resources, Inc.                                                                    385

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      3,800   Mastercard, Inc. "A"                                                                   $    764
      2,130   Nelnet, Inc. "A"                                                                            116
     10,634   Synchrony Financial                                                                         276
      3,550   T. Rowe Price Group, Inc.                                                                   353
      5,460   Virtu Financial, Inc. "A"                                                                   137
      4,330   Visa, Inc. "A"                                                                              614
      6,070   Waddell & Reed Financial, Inc. "A"                                                          124
      1,040   World Acceptance Corp.(d)                                                                   113
                                                                                                     --------
                                                                                                        5,117
                                                                                                     --------
              INSURANCE (0.9%)
      8,420   Aflac, Inc.                                                                                 385
      3,150   American Equity Investment Life Holding Co.                                                 108
      5,290   Athene Holding Ltd. "A"(d)                                                                  230
      2,470   Employers Holdings, Inc.                                                                    111
      3,990   Essent Group Ltd.(d)                                                                        154
      1,070   Primerica, Inc.                                                                             127
      5,490   Principal Financial Group, Inc.                                                             271
      6,440   Progressive Corp.                                                                           427
      2,850   Prudential Financial, Inc.                                                                  267
      4,400   Torchmark Corp.                                                                             380
      2,410   Universal Insurance Holdings, Inc.                                                          106
      9,190   Voya Financial, Inc.                                                                        413
                                                                                                     --------
                                                                                                        2,979
                                                                                                     --------
              Total Financial                                                                          14,687
                                                                                                     --------
              INDUSTRIAL (2.6%)
              -----------------
              AEROSPACE/DEFENSE (0.1%)
      1,200   Boeing Co.                                                                                  416
                                                                                                     --------
              BUILDING MATERIALS (0.3%)
      2,090   Apogee Enterprises, Inc.                                                                     76
      8,270   Fortune Brands Home & Security, Inc.                                                        362
      1,550   Masonite International Corp.(d)                                                              83
      6,700   NCI Building Systems, Inc.(d)                                                                76
      7,740   Owens Corning                                                                               404
      1,630   Patrick Industries, Inc.(d)                                                                  65
                                                                                                     --------
                                                                                                        1,066
                                                                                                     --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      2,030   Generac Holdings, Inc.(d)                                                                   116
                                                                                                     --------
              ELECTRONICS (0.7%)
      8,350   Arrow Electronics, Inc.(d)                                                                  643
      3,870   Atkore International Group, Inc.(d)                                                          79
      3,220   Jabil, Inc.                                                                                  80

================================================================================

12  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      4,750    Keysight Technologies, Inc.(d)                                                         $   294
        890    Mettler-Toledo International, Inc.(d)                                                      567
      1,554    SYNNEX Corp.                                                                               126
        970    Tech Data Corp.(d)                                                                          87
      2,520    Waters Corp.(d)                                                                            500
                                                                                                     --------
                                                                                                        2,376
                                                                                                     --------
               ENGINEERING & CONSTRUCTION (0.1%)
      6,570    Fluor Corp.                                                                                269
                                                                                                     --------
               ENVIRONMENTAL CONTROL (0.2%)
      4,950    Waste Management, Inc.                                                                     464
                                                                                                     --------
               HAND/MACHINE TOOLS (0.1%)
      1,390    Regal Beloit Corp.                                                                         109
      1,530    Snap-on, Inc.                                                                              254
                                                                                                     --------
                                                                                                          363
                                                                                                     --------
               MACHINERY-DIVERSIFIED (0.2%)
      4,760    AGCO Corp.                                                                                 284
      2,510    Cummins, Inc.                                                                              379
      4,800    Ichor Holdings Ltd.(d)                                                                      88
                                                                                                     --------
                                                                                                          751
                                                                                                     --------
               METAL FABRICATION/HARDWARE (0.0%)
      2,350    Timken Co.                                                                                  94
                                                                                                     --------
               MISCELLANEOUS MANUFACTURERS (0.4%)
      1,300    Crane Co.                                                                                  112
      6,340    Eaton Corp. plc                                                                            488
      2,100    Hillenbrand, Inc.                                                                           93
        870    Sturm Ruger & Co., Inc.                                                                     46
      7,730    Textron, Inc.                                                                              434
      2,470    Trinseo S.A.                                                                               125
                                                                                                     --------
                                                                                                        1,298
                                                                                                     --------
               PACKAGING & CONTAINERS (0.2%)
      3,210    Berry Global Group, Inc.(d)                                                                162
      4,630    Silgan Holdings, Inc.                                                                      119
      4,890    Westrock Co.                                                                               230
                                                                                                     --------
                                                                                                          511
                                                                                                     --------
               SHIPBUILDING (0.1%)
      1,030    Huntington Ingalls Industries, Inc.                                                        222
                                                                                                     --------
               TRANSPORTATION (0.2%)
      2,730    Air Transport Services Group, Inc.(d)                                                       51
      3,380    CH Robinson Worldwide, Inc.                                                                312

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
      2,380   Union Pacific Corp.                                                                    $    366
      1,670   Werner Enterprises, Inc.                                                                     56
                                                                                                     --------
                                                                                                          785
                                                                                                     --------
              TRUCKING & LEASING (0.0%)
      1,790   Greenbrier Companies, Inc.                                                                   88
                                                                                                     --------
              Total Industrial                                                                          8,819
                                                                                                     --------
              TECHNOLOGY (4.4%)
              -----------------
              COMPUTERS (1.7%)
      5,570   Apple, Inc.                                                                                 995
        780   CACI International, Inc. "A"(d)                                                             129
      6,800   Cognizant Technology Solutions Corp. "A"                                                    484
      6,300   DXC Technology Co.                                                                          397
      2,720   Fortinet, Inc.(d)                                                                           201
     34,880   Hewlett Packard Enterprise Co.                                                              523
      1,610   Insight Enterprises, Inc.(d)                                                                 72
      6,970   International Business Machines Corp.                                                       866
      8,540   Leidos Holdings, Inc.                                                                       538
      2,250   MAXIMUS, Inc.                                                                               160
      3,120   NCR Corp.(d)                                                                                 87
      4,190   NetApp, Inc.                                                                                280
      1,630   Science Applications International Corp.                                                    113
     14,120   Seagate Technology plc                                                                      608
      9,560   Western Digital Corp.                                                                       434
                                                                                                     --------
                                                                                                        5,887
                                                                                                     --------
              OFFICE/BUSINESS EQUIPMENT (0.0%)
     10,390   Pitney Bowes, Inc.                                                                           88
                                                                                                     --------
              SEMICONDUCTORS (1.1%)
     13,090   Advanced Micro Devices, Inc.(d)                                                             279
      6,270   Applied Materials, Inc.                                                                     234
      2,050   Cirrus Logic, Inc.(d)                                                                        77
     13,590   Intel Corp.                                                                                 670
      2,040   Lam Research Corp.                                                                          320
     16,560   Micron Technology, Inc.(d)                                                                  638
      2,270   NVIDIA Corp.                                                                                371
      4,150   QUALCOMM, Inc.                                                                              242
      2,520   SMART Global Holdings, Inc.(d)                                                               86
      2,820   Texas Instruments, Inc.                                                                     282
      8,480   Ultra Clean Holdings, Inc.(d)                                                                80
      4,120   Xilinx, Inc.                                                                                381
                                                                                                     --------
                                                                                                        3,660
                                                                                                     --------

================================================================================

14  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              SOFTWARE (1.6%)
      1,790   Adobe, Inc.(d)                                                                         $    449
      2,650   Broadridge Financial Solutions, Inc.                                                        281
      6,180   Citrix Systems, Inc.(d)                                                                     674
      3,490   CSG Systems International, Inc.                                                             123
     22,970   First Data Corp. "A"(d)                                                                     438
      2,900   Intuit, Inc.                                                                                622
      1,760   j2 Global, Inc.                                                                             130
      2,670   Manhattan Associates, Inc.(d)                                                               132
     10,310   Microsoft Corp.                                                                           1,143
      1,860   MSCI, Inc.                                                                                  292
     16,270   Oracle Corp.                                                                                793
      2,790   salesforce.com, Inc.(d)                                                                     398
                                                                                                     --------
                                                                                                        5,475
                                                                                                     --------
              Total Technology                                                                         15,110
                                                                                                     --------
              UTILITIES (0.9%)
              ----------------
              ELECTRIC (0.7%)
      7,810   Consolidated Edison, Inc.                                                                   628
     11,280   Exelon Corp.                                                                                523
      1,370   IDACORP, Inc.                                                                               135
      2,790   NextEra Energy, Inc.                                                                        507
     10,270   PPL Corp.                                                                                   314
     13,370   Spark Energy, Inc. "A"                                                                      121
                                                                                                     --------
                                                                                                        2,228
                                                                                                     --------
              GAS (0.2%)
      2,810   New Jersey Resources Corp.                                                                  136
      1,600   Southwest Gas Holdings, Inc.                                                                126
      9,340   UGI Corp.                                                                                   537
                                                                                                     --------
                                                                                                          799
                                                                                                     --------
              Total Utilities                                                                           3,027
                                                                                                     --------
              Total Common Stocks (cost: $94,438)                                                      96,652
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (5.1%)
     11,610   iShares Russell 2000 ETF                                                                  1,772
     60,980   Vanguard S&P 500 ETF                                                                     15,457
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $15,553)                                              17,229
                                                                                                     --------
              PREFERRED STOCKS (0.3%)

              COMMUNICATIONS (0.0%)
              ---------------------
              TELECOMMUNICATIONS (0.0%)
      8,000   Qwest Corp., 6.50%(e)                                                                       167
                                                                                                     --------


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              CONSUMER, NON-CYCLICAL (0.1%)
              -----------------------------
              AGRICULTURE (0.1%)
      8,000   CHS, Inc., cumulative redeemable "B", 7.88%(e),(f)                                     $    216
                                                                                                     --------
              FOOD (0.0%)
      2,000   Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(e),(f),(g)                     201
                                                                                                     --------
              Total Consumer, Non-cyclical                                                                417
                                                                                                     --------
              ENERGY (0.1%)
              -------------
              OIL & GAS (0.1%)
        600   Chesapeake Energy Corp., 5.75%(e),(f),(g)                                                   338
                                                                                                     --------
              FINANCIAL (0.1%)
              ----------------
              BANKS (0.1%)
        235   M&T Bank Corp., cumulative redeemable, 6.38%(e),(f)                                         236
                                                                                                     --------
              Total Preferred Stocks (cost: $1,298)                                                     1,158
                                                                                                     --------
              Total U.S. Equity Securities (cost: $111,289)                                           115,039
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON
(000)                                                                  RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
              BONDS (24.1%)

              ASSET-BACKED SECURITIES (0.5%)

              ASSET BACKED SECURITIES (0.5%)
              ------------------------------
              AUTOMOBILE ABS (0.4%)
$        86   Americredit Automobile Receivables Trust                 3.15%         3/20/2023             86
        240   Americredit Automobile Receivables Trust                 3.50          1/18/2024            238
        125   Avis Budget Rental Car Funding AESOP, LLC(g)             2.96          7/20/2020            125
         89   Avis Budget Rental Car Funding AESOP, LLC(g)             3.75          7/20/2020             89
        271   Avis Budget Rental Car Funding AESOP, LLC(g)             2.50          2/20/2021            269
        162   Credit Acceptance Auto Loan Trust(g)                     4.29         11/15/2024            163
        165   Credit Acceptance Auto Loan Trust(g)                     3.55          8/15/2027            165
        280   OSCAR U.S. Funding Trust IX, LLC(g)                      3.63          9/10/2025            281
                                                                                                     --------
                                                                                                        1,416
                                                                                                     --------
              CREDIT CARD ABS (0.0%)
        137   Synchrony Credit Card Master Note Trust                  2.95          5/15/2024            134
                                                                                                     --------
              OTHER ABS (0.1%)
        120   Element Rail Leasing I, LLC(g)                           3.67          4/19/2044            120
         40   NP SPE II, LLC(g)                                        3.37         10/21/2047             39
         88   SCF Equipment Leasing, LLC(g)                            3.41         12/20/2023             88
                                                                                                     --------
                                                                                                          247
                                                                                                     --------

================================================================================

16  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              STUDENT LOAN ABS (0.0%)
$        50   Navient Student Loan Trust (1 mo. LIBOR + 1.50%)         3.82%(c)      8/25/2050       $     50
                                                                                                     --------
              Total Asset Backed Securities                                                             1,847
                                                                                                     --------
              Total Asset-Backed Securities (cost: $1,848)                                              1,847
                                                                                                     --------

              BANK LOANS (0.1%)(H)

              CONSUMER, CYCLICAL (0.1%)
              -------------------------
              RETAIL (0.1%)
        201   Academy, Ltd. (1 mo. LIBOR + 4.00%)                      6.30          7/01/2022            148
         95   Academy, Ltd. (1 mo. LIBOR + 4.00%)                      6.31          7/01/2022             69
                                                                                                     --------
              Total Consumer, Cyclical                                                                    217
                                                                                                     --------
              Total Bank Loans (cost: $235)                                                               217
                                                                                                     --------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              MORTGAGE SECURITIES (0.1%)
              --------------------------
         39   Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)             3.20(c)       9/20/2033             38
        180   Structured Asset Mortgage Investments Trust
                (1 mo. LIBOR + 0.50%)                                  3.05(c)       7/19/2035            169
         34   Wells Fargo Mortgage Backed Securities Trust             4.13(i)       4/25/2035             34
                                                                                                     --------
              Total Mortgage Securities                                                                   241
                                                                                                     --------
              Total Collateralized Mortgage Obligations (cost: $252)                                      241
                                                                                                     --------

              COMMERCIAL MORTGAGE SECURITIES (0.2%)

              MORTGAGE SECURITIES (0.2%)
              --------------------------
              COMMERCIAL MBS (0.2%)
         41   Banc of America Commercial Mortgage Trust                5.86(i)       7/10/2044             15
         10   Banc of America Commercial Mortgage Trust                6.79(i)       2/10/2051             10
         15   Bear Stearns Commercial Mortgage Securities Trust(g)     5.66(i)       9/11/2041             15
        160   BT-h21 Mortgage-Backed Securities Trust
                (1 mo. LIBOR + 2.50%)(g)                               4.46(c)      10/07/2021            160
          2   Commercial Mortgage Trust                                5.38         12/10/2046              2
        113   Credit Suisse Commercial Mortgage Trust
                (1 mo. LIBOR + 0.19%)                                  2.49(c)       2/15/2040            112
        806   CSAIL Commercial Mortgage Trust(j),(k)                   1.95(i)       1/15/2049             73
        250   FREMF Mortgage Trust(g)                                  3.69(i)       8/25/2045            250
         20   GE Capital Commercial Mortgage Corp.                     5.61(i)      12/10/2049             19
          3   GMAC Commercial Mortgage Securities, Inc.                4.97         12/10/2041              3
         88   J.P.Morgan Chase Commercial Mortgage Securities Trust    5.37          5/15/2047             88
        857   UBS Commercial Mortgage Trust(g),(j),(k)                 2.25(i)       5/10/2045             48
                                                                                                     --------
              Total Mortgage Securities                                                                   795
                                                                                                     --------
              Total Commercial Mortgage Securities (cost: $822)                                           795
                                                                                                     --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (0.1%)

              BASIC MATERIALS (0.1%)
              ----------------------
              MINING (0.1%)
$       400   Pretium Resources, Inc. (cost: $373)                     2.25%        03/15/2022       $    346
                                                                                                     --------
              CORPORATE OBLIGATIONS (1.5%)

              COMMUNICATIONS (0.1%)
              ---------------------
              TELECOMMUNICATIONS (0.1%)
        250   Hughes Satellite Systems Corp.(e)                        6.50          6/15/2019            254
                                                                                                     --------
              CONSUMER, CYCLICAL (0.2%)
              -------------------------
              AIRLINES (0.0%)
         31   Continental Airlines, Inc. Pass-Through Trust "B"        6.25         10/11/2021             32
                                                                                                     --------
              AUTO MANUFACTURERS (0.2%)
        300   Harley-Davidson Financial Services, Inc.(e),(g)          3.55          5/21/2021            298
        350   Hyundai Capital America(e),(g)                           3.75          7/08/2021            347
                                                                                                     --------
                                                                                                          645
                                                                                                     --------
              Total Consumer, Cyclical                                                                    677
                                                                                                     --------
              CONSUMER, NON-CYCLICAL (0.0%)
              -----------------------------
              HEALTHCARE-SERVICES (0.0%)
        300   Community Health Systems, Inc.(e)                        6.88          2/01/2022            150
                                                                                                     --------
              ENERGY (0.4%)
              -------------
              PIPELINES (0.4%)
        100   Enbridge Energy Partners, LP(e)                          7.38         10/15/2045            123
        400   EQM Midstream Partners, LP(e)                            4.75          7/15/2023            397
        401   Rockies Express Pipeline, LLC(e),(g)                     6.00          1/15/2019            402
        190   Southern Union Co. (3 mo. LIBOR + 3.02%)(e)              5.56(c)      11/01/2066            155
        150   Tallgrass Energy Partners, LP / Tallgrass
                Energy Finance Corp.(e),(g)                            5.50          9/15/2024            151
                                                                                                     --------
              Total Energy                                                                              1,228
                                                                                                     --------
              FINANCIAL (0.5%)
              ----------------
              BANKS (0.1%)
        200   Compass Bank(e)                                          3.88          4/10/2025            191
         50   First Maryland Capital Trust I
                (3 mo. LIBOR + 1.00%)(e)                               3.44(c)       1/15/2027             47
        200   SunTrust Capital I (3 mo. LIBOR + 0.67%)(e)              3.29(c)       5/15/2027            178
                                                                                                     --------
                                                                                                          416
                                                                                                     --------

================================================================================

18  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES (0.0%)
$       175   Cullen/Frost Capital Trust II
                (3 mo. LIBOR + 1.55%)(e)                               4.29%(c)      3/01/2034       $    158
                                                                                                     --------
              INSURANCE (0.4%)
        200   Allstate Corp. (3 mo. LIBOR + 2.94%)(e)                  5.75(l)       8/15/2053            198
        350   Athene Holding Ltd.(e)                                   4.13          1/12/2028            319
        200   HSB Group, Inc. (3 mo. LIBOR + 0.91%)(e)                 3.35(c)       7/15/2027            171
        300   Nationwide Mutual Insurance Co.
                (3 mo. LIBOR + 2.29%)(e),(g)                           4.62(c)      12/15/2024            300
        200   Prudential Financial, Inc.
                (3 mo. LIBOR + 3.92%)(e)                               5.63(l)       6/15/2043            201
                                                                                                     --------
                                                                                                        1,189
                                                                                                     --------
              INVESTMENT COMPANIES (0.0%)
        100   Ares Capital Corp.(e)                                    3.63          1/19/2022             98
                                                                                                     --------
              Total Financial                                                                           1,861
                                                                                                     --------
              INDUSTRIAL (0.2%)
              -----------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        100   Artesyn Embedded Technologies, Inc.(e),(g)               9.75         10/15/2020             94
                                                                                                     --------
              MISCELLANEOUS MANUFACTURERS (0.1%)
        105   General Electric Co.(e)                                  5.50          1/08/2020            106
                                                                                                     --------
              TRANSPORTATION (0.1%)
        350   Ryder System, Inc.(e)                                    3.50          6/01/2021            348
                                                                                                     --------
              Total Industrial                                                                            548
                                                                                                     --------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC (0.1%)
        267   NextEra Energy Capital Holdings, Inc.(e)                 3.34          9/01/2020            266
                                                                                                     --------
              Total Corporate Obligations (cost: $5,046)                                                4,984
                                                                                                     --------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

              BASIC MATERIALS (0.0%)
              ----------------------
              MINING (0.0%)
        100   Newcrest Finance Pty. Ltd.(e),(g)                        4.45         11/15/2021            101
                                                                                                     --------
              CONSUMER, CYCLICAL (0.1%)
              -------------------------
              AUTO MANUFACTURERS (0.1%)
        400   BMW U.S. Capital, LLC(e),(g)                             3.25          8/14/2020            399
                                                                                                     --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              ENERGY (0.3%)
              -------------
              OIL & GAS (0.3%)
$       400   Petrobras Global Finance B.V.(e)                         5.38%         1/27/2021       $    407
        400   Petroleos Mexicanos(e)                                   5.38          3/13/2022            392
                                                                                                     --------
                                                                                                          799
                                                                                                     --------
              OIL & GAS SERVICES (0.0%)
          6   Schahin II Finance Co. SPV Ltd.(g),(m)                   8.00          5/25/2020              6
        261   Schahin II Finance Co. SPV Ltd.(g),(n)                   5.88          9/25/2023             28
                                                                                                     --------
                                                                                                           34
                                                                                                     --------
              Total Energy                                                                                833
                                                                                                     --------
              FINANCIAL (0.1%)
              ----------------
              INSURANCE (0.1%)
        200   QBE Capital Funding III Ltd. (USD Swap
                Semi-Annual 30/360 10 YR + 4.05%)(e),(g)               7.25(l)       5/24/2041            211
                                                                                                     --------
              Total Eurodollar and Yankee Obligations (cost: $1,729)                                    1,544
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (7.6%)
     96,587   Invesco Fundamental High Yield Corporate Bond ETF(a)                                      1,742
     41,510   iShares iBoxx $High Yield Corporate Bond ETF(a)                                           3,470
     99,620   SPDR Bloomberg Barclays High Yield Bond ETF(a)                                            3,460
    107,500   Vanguard Short-Term Bond ETF(a)                                                           8,394
     23,200   Vanguard Short-Term Corporate Bond ETF                                                    1,802
     91,700   Vanguard Total Bond Market ETF                                                            7,166
                                                                                                     --------
              Total Fixed-Income Exchange-Traded Funds (cost: $26,688)                                 26,034
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON
(000)                                                                  RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (4.0%)(o)

              COMMERCIAL MBS (0.5%)
$       250   Fannie Mae(+)                                            2.15%         1/25/2023            241
        700   Freddie Mac(+)                                           3.00         12/25/2025            684
        300   Freddie Mac(+)                                           3.33(i)       5/25/2025            299
        500   Freddie Mac(+)                                           3.51          4/25/2030            489
                                                                                                     --------
                                                                                                        1,713
                                                                                                     --------

================================================================================

20  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              FGLMC COLLATERAL (3.5%)
$       461   Freddie Mac(+)(e)                                        3.00%         4/01/2046       $    440
      1,375   Freddie Mac(+)(e)                                        3.00          6/01/2046          1,313
        500   Freddie Mac(+)(e)                                        3.00          9/01/2046            477
        252   Freddie Mac(+)(e)                                        3.00         10/01/2046            240
        849   Freddie Mac(+)(e)                                        3.00         11/01/2046            811
      1,747   Freddie Mac(+)(e)                                        3.00          1/01/2047          1,666
        879   Freddie Mac(+)(e)                                        3.00          1/01/2047            839
        848   Freddie Mac(+)(e)                                        3.00          3/01/2047            810
        901   Freddie Mac(+)(e)                                        3.00          4/01/2047            859
        271   Freddie Mac(+)(e)                                        3.00          4/01/2047            258
        699   Freddie Mac(+)(e)                                        3.00          9/01/2047            666
        472   Freddie Mac(+)(e)                                        3.00         10/01/2047            450
      2,561   Freddie Mac(+)(e)                                        3.50          4/01/2046          2,522
        482   Freddie Mac(+)(e)                                        3.50          4/01/2048            473
                                                                                                     --------
                                                                                                       11,824
                                                                                                     --------
              Total U.S. Government Agency Issues (cost: $14,240)                                      13,537
                                                                                                     --------

              U.S. TREASURY SECURITIES (9.5%)

              BONDS (1.6%)(P)
         30   U.S. Treasury Bond (STRIPS Principal) (Zero Coupon)      0.00          8/15/2044             13
      3,100   U.S. Treasury Bond (STRIPS Principal) (Zero Coupon)      0.00          5/15/2045          1,287
        100   U.S. Treasury Bond                                       2.50          2/15/2045             86
        200   U.S. Treasury Bond                                       3.00         11/15/2044            189
        700   U.S. Treasury Bond                                       3.00          5/15/2047            660
        500   U.S. Treasury Bond                                       3.00          8/15/2048            470
      2,250   U.S. Treasury Bond                                       3.13          8/15/2044          2,179
        500   U.S. Treasury Bond                                       3.38         11/15/2048            506
                                                                                                     --------
                                                                                                        5,390
                                                                                                     --------
              INFLATION-INDEXED NOTES (0.9%)
      2,130   Inflation-Index Note                                     0.13          4/15/2021          2,074
      1,053   Inflation-Index Note                                     0.13          7/15/2026            986
                                                                                                     --------
                                                                                                        3,060
                                                                                                     --------
              NOTES (7.0%)(P)
      7,500   U.S. Treasury Note(q)                                    1.13          2/28/2021          7,226
        800   U.S. Treasury Note                                       1.63          4/30/2023            759
      3,200   U.S. Treasury Note                                       1.63          2/15/2026          2,929
        600   U.S. Treasury Note                                       1.63          5/15/2026            547
        100   U.S. Treasury Note                                       2.00          2/15/2025             95
      1,000   U.S. Treasury Note                                       2.25         11/15/2025            957

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)         SECURITY                                                 RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$     2,600   U.S. Treasury Note                                       2.25%         2/15/2027       $  2,463
      1,250   U.S. Treasury Note                                       2.25          8/15/2027          1,179
      2,500   U.S. Treasury Note                                       2.25         11/15/2027          2,353
      1,500   U.S. Treasury Note                                       2.38          5/15/2027          1,433
      2,000   U.S. Treasury Note                                       2.75          2/15/2028          1,959
      2,000   U.S. Treasury Note                                       2.88          5/15/2028          1,978
                                                                                                     --------
                                                                                                       23,878
                                                                                                     --------
              Total U.S. Treasury Securities (cost: $33,592)                                           32,328
                                                                                                     --------
              Total Bonds (cost: $84,825)                                                              81,873
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (3.3%)

              COMMON STOCKS (1.5%)

              FINANCIAL (1.5%)
              ----------------
              DIVERSIFIED FINANCIAL SERVICES (0.0%)
      6,261   Altisource Portfolio Solutions S.A.(d)                                                      149
                                                                                                     --------
              REAL ESTATE (0.4%)
      9,330   CBRE Group, Inc. "A"(d)                                                                     408
      3,710   HFF, Inc. "A"                                                                               150
      2,510   Jones Lang LaSalle, Inc.                                                                    359
      7,960   Realogy Holdings Corp.                                                                      153
      1,910   RMR Group, Inc. "A"                                                                         124
                                                                                                     --------
                                                                                                        1,194
                                                                                                     --------
              REITS (1.1%)
     46,580   Annaly Capital Management, Inc.                                                             468
      6,790   CoreCivic, Inc.                                                                             149
      6,760   GEO Group, Inc.                                                                             157
     20,600   Host Hotels & Resorts, Inc.                                                                 391
     20,980   Kimco Realty Corp.                                                                          343
      7,170   Ladder Capital Corp.                                                                        127
      2,450   Lamar Advertising Co. "A"                                                                   186
      3,650   LTC Properties, Inc.                                                                        169
      3,896   PotlatchDeltic Corp.                                                                        144
      8,420   Prologis, Inc.                                                                              567
      6,880   Tanger Factory Outlet Centers, Inc.                                                         163
      6,770   Ventas, Inc.                                                                                430

================================================================================

22  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
     21,170   Washington Prime Group, Inc.                                                           $    132
     10,930   Weyerhaeuser Co.                                                                            289
                                                                                                     --------
                                                                                                        3,715
                                                                                                     --------
              Total Financial                                                                           5,058
                                                                                                     --------
              Total Common Stocks (cost: $5,355)                                                        5,058
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (1.8%)
     76,730   Vanguard Real Estate ETF (cost: $6,081)                                                   6,290
                                                                                                     --------
              Total Global Real Estate Equity Securities (cost: $11,436)                               11,348
                                                                                                     --------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.3%)

              COMMON STOCKS (0.0%)

              BASIC MATERIALS (0.0%)
              ----------------------
              MINING (0.0%)
      8,197   Hycroft Mining Corp.(d),(j),(m),(r) (cost: $257)                                              -
                                                                                                     --------

              EXCHANGE-TRADED FUNDS (1.3%)
     16,300   First Trust Global Tactical Commodity Strategy Fund                                         304
     28,600   Invesco DB Commodity Index Tracking Fund(d)                                                 437
     52,800   United States Commodity Index Fund(d)                                                     2,020
     77,900   VanEck Vectors Gold Miners ETF                                                            1,487
     12,000   VanEck Vectors Junior Gold Miners ETF                                                       319
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $5,471)                                                4,567
                                                                                                     --------
              Total Precious Metals and Commodity-Related Securities (cost: $5,728)                     4,567
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON
(000)                                                                  RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              COMMERCIAL PAPER (0.2%)
$       300   CNH Industrial Capital, LLC(e),(g)                       3.25%         1/07/2019            299
        460   Victory Receivables Corp.(e),(g)                         2.30         12/06/2018            460
                                                                                                     --------
              Total Commercial Paper (cost: $759)                                                         759
                                                                                                     --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
  1,707,449   State Street Institutional Treasury Money Market Fund
                Premier Class, 2.19%(e),(s) (cost: $1,707)                                           $  1,707
                                                                                                     --------
              Total Money Market Instruments (cost: $2,466)                                             2,466
                                                                                                     --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.7%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.7%)
      1,115   HSBC U.S. Government Money Market Fund Class I, 2.13%(s)                                      1
  8,639,553   Invesco Government & Agency Portfolio Institutional Class, 2.12%(s)                       8,640
  3,703,276   Western Asset Institutional Government Reserves Institutional Class, 2.10%(s)             3,703
                                                                                                     --------
              Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $12,344)                                                 12,344
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $350,361)                                                     $352,256
                                                                                                     ========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
                                                                                                APPRECIATION/
NUMBER OF                                 EXPIRATION         NOTIONAL           CONTRACT        (DEPRECIATION)
CONTRACTS       DESCRIPTION                  DATE          AMOUNT (000)        VALUE (000)               (000)
-------------------------------------------------------------------------------------------------------------
                FUTURES (3.2%)

                LONG FUTURES

                EQUITY CONTRACTS
        117     E-mini S&P 500            12/21/2018        USD 16,975          $16,136                $(839)
                                                                                -------                -----
                TOTAL LONG FUTURES                                              $16,136                $(839)
                                                                                -------                -----
                SHORT FUTURES

                EQUITY CONTRACTS
         10     E-mini Russell 2000       12/21/2018        USD   (747)         $  (767)               $ (20)
         49     Swiss Market Future
                  Index                   12/21/2018        CHF (4,394)          (4,432)                 (34)
                                                                                -------                -----
                TOTAL SHORT FUTURES                                             $(5,199)               $ (54)
                                                                                -------                -----
                TOTAL FUTURES                                                   $10,937                $(893)
                                                                                -------                -----

================================================================================

24  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                             VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------------
International Equity Securities:
  Common Stocks                                  $  1,250           $     -                $-        $  1,250
  Exchange-Traded Funds                           123,096                 -                 -         123,096
  Preferred Stocks                                      -               273                 -             273
U.S. Equity Securities:
  Common Stocks                                    96,652                 -                 -          96,652
  Exchange-Traded Funds                            17,229                 -                 -          17,229
  Preferred Stocks                                      -             1,158                 -           1,158
Bonds:
  Asset-Backed Securities                               -             1,847                 -           1,847
  Bank Loans                                            -               217                 -             217
  Collateralized Mortgage Obligations                   -               241                 -             241
  Commercial Mortgage Securities                        -               795                 -             795
  Convertible Securities                                -               346                 -             346
  Corporate Obligations                                 -             4,984                 -           4,984
  Eurodollar and Yankee Obligations                     -             1,544                 -           1,544
  Fixed-Income Exchange-Traded Funds               26,034                 -                 -          26,034
  U.S. Government Agency Issues                         -            13,537                 -          13,537
  U.S. Treasury Securities                         31,028             1,300                 -          32,328
Global Real Estate Equity Securities:
  Common Stocks                                     5,058                 -                 -           5,058
  Exchange-Traded Funds                             6,290                 -                 -           6,290
Precious Metals and Commodity-
  Related Securities:
  Common Stocks                                         -                 -                 -               -
  Exchange-Traded Funds                             4,567                 -                 -           4,567
Money Market Instruments:
  Commercial Paper                                      -               759                 -             759
  Government & U.S. Treasury
    Money Market Funds                              1,707                 -                 -           1,707
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                             12,344                 -                 -          12,344
-------------------------------------------------------------------------------------------------------------
Total                                            $325,255           $27,001                $-        $352,256
-------------------------------------------------------------------------------------------------------------

LIABILITIES                                       LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------------
Futures(1)                                        $ (893)           $    -                 $-        $   (893)
-------------------------------------------------------------------------------------------------------------
Total                                             $ (893)           $    -                 $-        $   (893)
-------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.9% of net assets at November 30, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

================================================================================

28  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    LIBOR        London Interbank Offered Rate

    REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    STRIPS Separate trading of registered interest and principal of securities

    Zero Coupon  Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2018.

    (b) Investment in affiliated exchange-traded fund.

    (c) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.

    (d) Non-income-producing security.

    (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

         USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (h) Senior loans (loans) - are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (i) Stated interest rates may change slightly over time as underlying mortgages paydown.

    (j) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (k) Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    (l) Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

================================================================================

30  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    (m) Security was fair valued at November 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $6,000, which represented less than 0.1% of the Fund's net assets.

    (n) At November 30, 2018, the issuer was in default with respect to interest and/or principal payments.

    (o) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (p) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    (q) Securities with a value of $1,927,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (r) Security was classified as Level 3.

    (s) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

32  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in unaffiliated securities, at market value (including
       securities on loan of $12,010) (cost of $349,591)                                             $351,551
   Investments in affiliated underlying funds, at market value (cost of $770)                             705
   Cash                                                                                                   846
   Cash denominated in foreign currencies (identified cost of $109)                                       107
   Receivables:
       Capital shares sold                                                                                378
       USAA Asset Management Company (Note 6)                                                             133
       Dividends and interest                                                                             454
       Securities sold                                                                                  2,334
       Other                                                                                               21
                                                                                                     --------
           Total assets                                                                               356,529
                                                                                                     --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                                12,344
       Securities purchased                                                                             2,343
       Capital shares redeemed                                                                            142
   Variation margin on futures contracts                                                                  892
   Accrued management fees                                                                                167
   Accrued transfer agent's fees                                                                           68
   Other accrued expenses and payables                                                                    100
                                                                                                     --------
           Total liabilities                                                                           16,056
                                                                                                     --------
               Net assets applicable to capital shares outstanding                                   $340,473
                                                                                                     ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                   $322,773
   Distributable earnings                                                                              17,700
                                                                                                     --------
               Net assets applicable to capital shares outstanding                                   $340,473
                                                                                                     ========
   Capital shares outstanding, no par value                                                            27,568
                                                                                                     ========
   Net asset value, redemption price, and offering price per share                                   $  12.35
                                                                                                     ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                            $      1
   Dividends                                                                                           3,057
   Interest                                                                                              840
   Securities lending (net)                                                                               67
                                                                                                    --------
       Total income                                                                                    3,965
                                                                                                    --------
EXPENSES
   Management fees                                                                                     1,045
   Administration and servicing fees                                                                     261
   Transfer agent's fees                                                                                 614
   Custody and accounting fees                                                                            77
   Postage                                                                                                25
   Shareholder reporting fees                                                                             15
   Trustees' fees                                                                                         18
   Registration fees                                                                                      18
   Professional fees                                                                                      42
   Other                                                                                                   7
                                                                                                    --------
            Total expenses                                                                             2,122
   Expenses reimbursed                                                                                  (207)
                                                                                                    --------
            Net expenses                                                                               1,915
                                                                                                    --------
NET INVESTMENT INCOME                                                                                  2,050
                                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                                                     3,990
       Foreign currency transactions                                                                       1
       Futures transactions                                                                              671
   Change in net unrealized appreciation/(depreciation) of:
       Unaffiliated investments                                                                      (18,256)
       Affiliated investments (Note 8)                                                                   (63)
       Futures contracts                                                                              (1,031)
                                                                                                    --------
            Net realized and unrealized loss                                                         (14,688)
                                                                                                    --------
   Decrease in net assets resulting from operations                                                 $(12,638)
                                                                                                    ========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

-------------------------------------------------------------------------------------------------------------

                                                                                11/30/2018          5/31/2018
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                          $  2,050           $  3,742
   Net realized gain on investments                                                  3,990             20,754
   Net realized gain on foreign currency transactions                                    1                138
   Net realized gain on long-term capital gain distributions
       from other investment companies                                                   -                  8
   Net realized gain on futures transactions                                           671              3,040
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                 (18,319)            (1,046)
       Foreign currency translations                                                     -                (16)
       Futures contracts                                                            (1,031)              (990)
                                                                                  ---------------------------
       Increase (decrease) in net assets resulting from operations                 (12,638)            25,630
                                                                                  ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                                  -            (20,579)
                                                                                  ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                        38,133             99,547
   Reinvested dividends                                                                  -             19,583
   Cost of shares redeemed                                                         (29,790)           (63,280)
                                                                                  ---------------------------
       Increase in net assets from capital share transactions                        8,343             55,850
                                                                                  ---------------------------
   Net increase (decrease) in net assets                                            (4,295)            60,901

NET ASSETS
   Beginning of period                                                             344,768            283,867
                                                                                  ---------------------------
   End of period                                                                  $340,473           $344,768
                                                                                  ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                       2,988              7,677
   Shares issued for dividends reinvested                                                -              1,525
   Shares redeemed                                                                  (2,333)            (4,870)
                                                                                  ---------------------------
       Increase in shares outstanding                                                  655              4,332
                                                                                  ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the

================================================================================

36  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board.

================================================================================

38  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

        The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

40  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2018*
    (IN THOUSANDS)

                                            LIABILITY DERIVATIVES
    ------------------------------------------------------------------------------------------------
    DERIVATIVES NOT       STATEMENT OF
    ACCOUNTED FOR AS      ASSETS AND                  INTEREST                    FOREIGN
    HEDGING               LIABILITIES                   RATE          EQUITY     EXCHANGE
    INSTRUMENTS           LOCATION                   CONTRACTS       CONTRACTS   CONTRACTS     TOTAL
    ------------------------------------------------------------------------------------------------
    USAA                  Distributable                  $-          $(893)**       $-        $(893)
    Cornerstone           earnings
    Aggressive Fund
    ------------------------------------------------------------------------------------------------

     *For open derivative instruments as of November 30, 2018, see the Portfolio of Investments.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2018 (IN THOUSANDS)

                                          NET REALIZED GAIN (LOSS)
    ------------------------------------------------------------------------------------------------
    DERIVATIVES NOT
    ACCOUNTED FOR AS      STATEMENT OF                INTEREST                    FOREIGN
    HEDGING               OPERATIONS                    RATE          EQUITY     EXCHANGE
    INSTRUMENTS           LOCATION                   CONTRACTS       CONTRACTS   CONTRACTS     TOTAL
    ------------------------------------------------------------------------------------------------
    USAA                  Net realized gain              $-            $671         $-         $671
    Cornerstone           on Futures
    Aggressive Fund       transactions
    ------------------------------------------------------------------------------------------------

                         NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    DERIVATIVES NOT
    ACCOUNTED FOR AS      STATEMENT OF                INTEREST                    FOREIGN
    HEDGING               OPERATIONS                    RATE          EQUITY     EXCHANGE
    INSTRUMENTS           LOCATION                   CONTRACTS       CONTRACTS   CONTRACTS     TOTAL
    ------------------------------------------------------------------------------------------------
    USAA                  Change in net                  $-          $(1,031)       $-       $(1,031)
    Cornerstone           unrealized
    Aggressive Fund       appreciations/
                          (depreciation) of
                          Futures contracts
    ------------------------------------------------------------------------------------------------

================================================================================

42  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

44  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                      NET
                                  GROSS            GROSS           UNREALIZED
                                UNREALIZED       UNREALIZED       APPRECIATION/
FUND                           APPRECIATION     DEPRECIATION     (DEPRECIATION)
-------------------------------------------------------------------------------
USAA Cornerstone
  Aggressive Fund              $13,779,000     $(11,884,000)      $1,895,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $173,273,000 and $160,328,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no

================================================================================

46  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

PURCHASES                             SALES                    NET REALIZED GAIN
--------------------------------------------------------------------------------
$268,000                                $-                             $-

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL             CASH COLLATERAL
--------------------------------------------------------------------------------
  $12,010,000                             $-                       $12,344,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $1,045,000.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) (ETFs). The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six-month period ended November 30, 2018, the Fund's management fee was reimbursed by the Manager in an amount of $1,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets for the fiscal year. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $261,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

48  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund to 1.10% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $207,000, of which $133,000 was receivable from the Manager, which includes affiliated ETF(s) management fee reimbursement expenses and receivables.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $614,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 1,111,000 shares, which represents 4.0% of the Fund's outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated USAA Funds for the purpose of exercising management or control; however,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    investments by the Fund may represent a significant portion of the affiliated USAA Funds' net assets. The affiliated funds' annual or semiannual reports may be viewed on usaa.com. At November 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
MSCI Emerging Markets Value Momentum Blend Index ETF                    0.4

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                                 CHANGE
                                                                                 IN NET
($ IN 000s)                                     REALIZED       CAPITAL         UNREALIZED
AFFILIATED     PURCHASE     SALES    DIVIDEND     GAIN          GAIN          APPRECIATION/         MARKET VALUE
USAA FUND        COST     PROCEEDS    INCOME     (LOSS)     DISTRIBUTIONS    (DEPRECIATION)     5/31/18   11/30/18
------------------------------------------------------------------------------------------------------------------
MSCI
  Emerging
  Markets Value
  Momentum
  Blend Index
  ETF           $468        $-         $1          $-            $-               $(63)           $300       $705

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

50  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

(10) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                  NOVEMBER 30,                            YEAR ENDED MAY 31,
                                 -----------------------------------------------------------------------------------
                                     2018           2018           2017           2016           2015           2014
                                 -----------------------------------------------------------------------------------
Net asset value at
  beginning of period            $  12.81       $  12.57       $  11.33       $  12.35       $  12.40       $  11.30
                                 -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .07            .16            .15            .17            .15            .16
  Net realized and
    unrealized gain (loss)           (.53)           .94           1.26           (.95)           .29           1.13
                                 -----------------------------------------------------------------------------------
Total from investment
  operations                         (.46)          1.10           1.41           (.78)           .44           1.29
                                 -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 -           (.14)          (.17)          (.16)          (.17)          (.14)
  Realized capital gains                -           (.72)             -           (.08)          (.32)          (.05)
                                 -----------------------------------------------------------------------------------
Total distributions                     -           (.86)          (.17)          (.24)          (.49)          (.19)
                                 -----------------------------------------------------------------------------------
Net asset value at
  end of period                  $  12.35       $  12.81       $  12.57       $  11.33       $  12.35       $  12.40
                                 ===================================================================================
Total return (%)*                   (3.59)          8.85          12.59          (6.26)          3.65          11.48
Net assets at end of
  period (000)                   $340,473       $344,768       $283,867       $222,224       $202,327       $150,358
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    1.10(b)        1.10           1.10           1.10           1.10           1.10(c)
  Expenses, excluding
    reimbursements (%)(a)            1.22(b)        1.25           1.36           1.46           1.45           1.47(c)
  Net investment
    income (%)                       1.18(b)        1.18           1.32           1.57           1.32           1.48
Portfolio turnover (%)                 47             65             70             81(d)          46             46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $347,322,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

52  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING                ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE           JUNE 1, 2018 -
                                   JUNE 1, 2018         NOVEMBER 30, 2018       NOVEMBER 30, 2018
                                   --------------------------------------------------------------
Actual                              $1,000.00              $  964.10                   $5.42

Hypothetical
  (5% return before expenses)        1,000.00               1,019.55                    5.57

*Expenses are equal to the Fund's annualized expense ratio of 1.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (3.59)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

54  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
97452-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

================================================================================

    SEMIANNUAL REPORT
    USAA CORNERSTONE CONSERVATIVE FUND (USCCX)
    NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   2

    Notes to Portfolio of Investments                                          4

    Financial Statements                                                       5

    Notes to Financial Statements                                              8

    Financial Highlights                                                      20

EXPENSE EXAMPLE                                                               21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME FUNDS                                                         79.4%
EQUITY & ALTERNATIVE                                                       19.9%
MONEY MARKET INSTRUMENTS                                                    0.7%

                                 [END PIE CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (79.4%)

              FIXED-INCOME FUNDS (79.4%)
    254,500   USAA Core Intermediate-Term Bond ETF                                                        $ 12,142
      4,500   USAA Core Short-Term Bond ETF                                                                    222
  3,950,235   USAA Government Securities Fund Institutional Shares                                          37,409
    726,406   USAA High Income Fund Institutional Shares                                                     5,586
  4,429,900   USAA Income Fund Institutional Shares                                                         55,152
  2,917,095   USAA Intermediate-Term Bond Fund Institutional Shares                                         29,580
    718,836   USAA Short-Term Bond Fund Institutional Shares                                                 6,491
                                                                                                          --------
              Total Fixed-Income Funds (cost: $152,043)                                                    146,582
                                                                                                          --------
              Total Bonds (cost: $152,043)                                                                 146,582
                                                                                                          --------

              EQUITY SECURITIES (19.9%)

              EQUITY & ALTERNATIVE (19.9%)
     25,701   USAA Aggressive Growth Fund Institutional Shares                                               1,251
    173,808   USAA Emerging Markets Fund Institutional Shares                                                2,909
     57,061   USAA Growth Fund Institutional Shares                                                          1,812
    106,272   USAA Income Stock Fund Institutional Shares                                                    2,146
    366,228   USAA International Fund Institutional Shares                                                  10,987
      2,100   USAA MSCI Emerging Markets Value Momentum Blend Index ETF                                         92
     51,100   USAA MSCI International Value Momentum Blend Index ETF                                         2,278
      1,100   USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                            57
     51,100   USAA MSCI USA Value Momentum Blend Index ETF                                                   2,574
     56,945   USAA Precious Metals and Minerals Fund Institutional Shares(a)                                   601
    144,248   USAA S&P 500 Index Fund Reward Shares                                                          5,678
    155,503   USAA Small Cap Stock Fund Institutional Shares                                                 2,816
    172,983   USAA Value Fund Institutional Shares                                                           3,636
                                                                                                          --------
              Total Equity & Alternative (cost: $32,114)                                                    36,837
                                                                                                          --------
              Total Equity Securities (cost: $32,114)                                                       36,837
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (0.7%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
  1,334,922   State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(b)
                (cost: $1,335)                                                                               1,335
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $185,492)                                                          $184,754
                                                                                                          ========

================================================================================

2  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                              LEVEL 1            LEVEL 2            LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Fixed-Income Funds                               $146,582                 $-                 $-         $146,582
Equity Securities:
  Equity & Alternative                               36,837                  -                  -           36,837
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                      1,335                  -                  -            1,335
------------------------------------------------------------------------------------------------------------------
Total                                              $184,754                 $-                 $-         $184,754
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at November 30, 2018.

    The underlying USAA Funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Fund. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund, the Institutional Shares of the other USAA Mutual Funds Trust and the series of the USAA ETF Trust.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a)   Non-income-producing security.

    (b) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

4  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at market value
      (cost of $184,157)                                                                                  $183,419
   Investments in unaffiliated securities, at market value (cost of $1,335)                                  1,335
   Receivables:
      Capital shares sold                                                                                      102
      USAA Asset Management Company (Note 6)                                                                    27
      Dividends from affiliated underlying funds                                                               207
      Interest                                                                                                   1
      Other                                                                                                      1
                                                                                                          --------
         Total assets                                                                                      185,092
                                                                                                          --------
LIABILITIES
   Payables:
      Securities purchased                                                                                     207
      Capital shares redeemed                                                                                  106
   Other accrued expenses and payables                                                                          61
                                                                                                          --------
         Total liabilities                                                                                     374
                                                                                                          --------
            Net assets applicable to capital shares outstanding                                           $184,718
                                                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                        $188,046
   Distributable earnings loss                                                                              (3,328)
                                                                                                          --------
            Net assets applicable to capital shares outstanding                                           $184,718
                                                                                                          ========
   Capital shares outstanding, no par value                                                                 17,814
                                                                                                          ========
   Net asset value, redemption price, and offering price per share                                        $  10.37
                                                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  5

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                                   $ 2,682
   Interest income                                                                                               3
   Securities lending (net)                                                                                     13
                                                                                                           -------
      Total income                                                                                           2,698
                                                                                                           -------
EXPENSES
   Custody and accounting fees                                                                                  27
   Postage                                                                                                       9
   Shareholder reporting fees                                                                                    8
   Trustees' fees                                                                                               18
   Registration fees                                                                                            19
   Professional fees                                                                                            35
   Other                                                                                                         7
                                                                                                           -------
         Total expenses                                                                                        123
   Expenses reimbursed                                                                                         (27)
                                                                                                           -------
         Net expenses                                                                                           96
                                                                                                           -------
NET INVESTMENT INCOME                                                                                        2,602
                                                                                                           -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on sales of affiliated underlying funds                                                (2,011)
   Change in net unrealized appreciation/(depreciation) of
      affiliated underlying funds                                                                           (2,829)
                                                                                                           -------
         Net realized and unrealized loss                                                                   (4,840)
                                                                                                           -------
   Decrease in net assets resulting from operations                                                        $(2,238)
                                                                                                           =======

See accompanying notes to financial statements.

================================================================================

6  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended May 31,
2018

------------------------------------------------------------------------------------------------------------------

                                                                                 11/30/2018              5/31/2018
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                           $  2,602               $  5,504
   Net realized gain (loss) on sales of affiliated underlying funds                  (2,011)                   145
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                                         -                    787
   Change in net unrealized depreciation of affiliated
      underlying funds                                                               (2,829)                (3,428)
                                                                                   -------------------------------
      Increase (decrease) in net assets resulting from operations                    (2,238)                 3,008
                                                                                   -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                              (2,588)                (5,500)
                                                                                   -------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                         18,993                 70,509
   Reinvested dividends                                                               2,575                  5,478
   Cost of shares redeemed                                                          (28,316)               (51,957)
                                                                                   -------------------------------
      Increase/(decrease) in net assets from capital
         share transactions                                                          (6,748)                24,030
                                                                                   -------------------------------
   Net increase (decrease) in net assets                                            (11,574)                21,538

NET ASSETS
   Beginning of period                                                              196,292                174,754
                                                                                   -------------------------------
   End of period                                                                   $184,718               $196,292
                                                                                   ===============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                        1,803                  6,527
   Shares issued for dividends reinvested                                               244                    509
   Shares redeemed                                                                   (2,690)                (4,819)
                                                                                   -------------------------------
      Increase (decrease) in shares outstanding                                        (643)                 2,217
                                                                                   ===============================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek current income. The Fund also considers the potential for capital appreciation.

The Fund is a "fund of funds" in that it invests in a selection of USAA mutual funds and exchange-traded funds (ETFs) (underlying USAA Funds) managed by USAA Asset Management Company (AMCO or Manager), an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of AMCO, the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

================================================================================

8  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than ETFs are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

        time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

    3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

10  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

================================================================================

12  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had net capital loss carryforwards of $1,097,000 for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                       --------------------------------------
                                     TAX CHARACTER
                       --------------------------------------
                       (NO EXPIRATION)               BALANCE
                       --------------              ----------
                           Short-Term              $  164,000
                           Long-Term                  933,000
                                                   ----------
                           Total                   $1,097,000
                                                   ==========

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                              NET
                                            GROSS            GROSS         UNREALIZED
                                          UNREALIZED       UNREALIZED     APPRECIATION/
FUND                                     APPRECIATION     DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund        $5,142,000      $(5,880,000)     $(738,000)

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $27,794,000 and $36,293,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2018, the Fund had no securities on loan.

(6) AGREEMENTS WITH MANAGER

ADVISORY AGREEMENT - The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's Statement of Operations and, for the six-month period ended November 30, 2018, were $2,000 for the Fund.

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund to 0.10% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $27,000, of which all was receivable from the Manager.

TRANSFER AGENCY AGREEMENT - SAS, an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated underlying USAA Funds' net assets. The affiliated underlying funds' annual or semiannual reports may be viewed on usaa.com. At

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    November 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

AFFILIATED USAA FUND                                                    OWNERSHIP %
-----------------------------------------------------------------------------------
Aggressive Growth                                                           0.1
Core Intermediate-Term Bond ETF                                             7.3
Core Short-Term Bond ETF                                                    0.3
Emerging Markets                                                            0.3
Government Securities                                                       3.6
Growth                                                                      0.1
High Income                                                                 0.3
Income                                                                      0.7
Income Stock                                                                0.1
Intermediate-Term Bond                                                      0.8
International                                                               0.3
MSCI Emerging Markets Value Momentum Blend Index ETF                        0.1
MSCI International Value Momentum Blend Index ETF                           0.8
MSCI USA Small Cap Value Momentum Blend Index ETF                           0.1
MSCI USA Value Momentum Blend Index ETF                                     0.7
Precious Metals and Minerals                                                0.1
S&P 500 Index                                                               0.1
Short-Term Bond                                                             0.2
Small Cap Stock                                                             0.2
Value                                                                       0.3

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                                  CHANGE IN
                                                                                     NET
($ IN 000s)                                       REALIZED       CAPITAL          UNREALIZED
AFFILIATED     PURCHASE     SALES     DIVIDEND      GAIN          GAIN           APPRECIATION/          MARKET VALUE
USAA FUND        COST     PROCEEDS     INCOME      (LOSS)     DISTRIBUTIONS     (DEPRECIATION)    05/31/2018    11/30/2018
--------------------------------------------------------------------------------------------------------------------------
Aggressive
  Growth
  Fund           $  -     $      -     $    -     $      -         $-                $  28         $  1,223      $  1,251
Core
  Intermediate-
  Term Bond
  ETF             485            -        193            -          -                 (238)          11,895        12,142
Core
  Short Term
  Bond ETF          -            -          3            -          -                   (1)             223           222

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

                                                                                    CHANGE IN
                                                                                       NET
($ IN 000s)                                         REALIZED       CAPITAL          UNREALIZED
AFFILIATED       PURCHASE     SALES     DIVIDEND      GAIN          GAIN           APPRECIATION/          MARKET VALUE
USAA FUND          COST     PROCEEDS     INCOME      (LOSS)     DISTRIBUTIONS     (DEPRECIATION)    05/31/2018    11/30/2018
----------------------------------------------------------------------------------------------------------------------------
Emerging
  Markets
  Fund
  Institutional
  Shares         $      -   $      -    $      -    $      -          $-             $  (357)      $     3,266   $   2,909
Flexible
  Income Fund
  Institutional
  Shares                9     10,826           8      (1,041)          -                 670            11,188           -
Government
  Securities
  Fund
  Institutional
  Shares           18,347          -         347           -           -                (173)           19,235      37,409
Growth
  Fund
  Institutional
  Shares                -          -           -           -           -                  38             1,774       1,812
High Income
  Fund
  Institutional
  Shares              168          -         168           -           -                (202)            5,620       5,586
Income
  Fund
  Institutional
  Shares            7,717      2,000         967        (100)          -              (1,116)           50,651      55,152
Income
  Stock Fund
  Institutional
  Shares              139          -          17           -           -                  68             1,939       2,146
Intermediate-
  Term Bond
  Fund
  Institutional
  Shares              729     15,00          729        (772)          -                 (16)           44,639      29,580
International
  Fund
  Institutional
  Shares                -       250            -           9           -              (1,013)           12,241      10,987
MSCI
  Emerging
  Markets Value
  Momentum
  Blend Index
  ETF                   -         -            -*          -           -                 (13)              105          92

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

                                                                                    CHANGE IN
                                                                                       NET
($ IN 000s)                                         REALIZED       CAPITAL          UNREALIZED
AFFILIATED       PURCHASE     SALES     DIVIDEND      GAIN          GAIN           APPRECIATION/          MARKET VALUE
USAA FUND          COST     PROCEEDS     INCOME      (LOSS)     DISTRIBUTIONS     (DEPRECIATION)    05/31/2018    11/30/2018
----------------------------------------------------------------------------------------------------------------------------
MSCI
  International
  Value
  Momentum
  Blend Index
  ETF             $     -    $     -      $   31     $     -          $-                $  (317)      $  2,595      $  2,278
MSCI
  USA Small
  Cap Value
  Momentum
  Blend Index
  ETF                   -          -           -*          -           -                     (2)            59            57
MSCI
  USA Value
  Momentum
  Blend Index
  ETF                   -          -          19           -           -                    (77)         2,651         2,574
Precious
  Metals and
  Minerals
  Fund
  Institutional
  Shares                -          -           -           -           -                   (143)           744           601
S&P
  500 Index
  Fund
  Reward
  Shares               50        250          50          30           -                     99          5,749         5,678
Short-Term
  Bond Fund
  Institutional
  Shares              150      7,844         150        (126)          -                     75         14,236         6,491
Small
  Cap Stock
  Fund
  Institutional
  Shares                -          -           -           -           -                   (141)         2,957         2,816
Value Fund
  Institutional
  Shares                -        123           -         (11)          -                      2          3,768         3,636
----------------------------------------------------------------------------------------------------------------------------
Total             $27,794    $36,293      $2,682     $(2,011)         $-                $(2,829)      $196,758      $183,419
----------------------------------------------------------------------------------------------------------------------------

* Represents less than $500.

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                          YEAR ENDED MAY 31,
                                ------------------------------------------------------------------------------
                                    2018          2018          2017          2016          2015          2014
                                ------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  10.64      $  10.76      $  10.27      $  10.68      $  10.77      $  10.60
                                ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .14           .30           .31           .35           .31           .34(a)
  Net realized and
    unrealized gain (loss)          (.27)         (.11)          .49          (.37)         (.06)          .17(a)
                                ------------------------------------------------------------------------------
Total from investment
  operations                        (.13)          .19           .80          (.02)          .25           .51(a)
                                ------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.14)         (.31)         (.31)         (.34)         (.32)         (.32)
  Realized capital gains               -             -             -          (.05)         (.02)         (.02)
                                ------------------------------------------------------------------------------
Total distributions                 (.14)         (.31)         (.31)         (.39)         (.34)         (.34)
                                ------------------------------------------------------------------------------
Net asset value at
  end of period                 $  10.37      $  10.64      $  10.76      $  10.27      $  10.68      $  10.77
                                ==============================================================================
Total return (%)*                  (1.22)         1.79          7.93          (.05)         2.37          4.99
Net assets at end of
  period (000)                  $184,718      $196,292      $174,754      $137,705      $145,626      $109,013
Ratios to average
  daily net assets:**
  Expenses (%)(b)                    .10(c)        .10           .10           .10           .10           .10(d)
  Expenses, excluding
    reimbursements (%)(b)            .13(c)        .12           .15           .15           .15           .20(d)
  Net investment income (%)         2.71(c)       2.87          3.02          3.38          3.03          3.27
Portfolio turnover (%)                15             5             7(e)         43(f)          5             1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $191,649,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Reflects a return to normal trading levels after a prior year transition or allocation shift.
(f) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expenses paid in the table below.

                                                                                         EXPENSES PAID
                                          BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2018 -
                                         JUNE 1, 2018        NOVEMBER 30, 2018         NOVEMBER 30, 2018
                                         ---------------------------------------------------------------
Actual                                     $1,000.00             $  987.80                   $0.50

Hypothetical
  (5% return before expenses)               1,000.00              1,024.57                    0.51

*Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (1.22)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
97450-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA CORNERSTONE EQUITY FUND]

================================================================================

   SEMIANNUAL REPORT
   USAA CORNERSTONE EQUITY FUND (UCEQX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   2

   Notes to Portfolio of Investments                                          3

   Financial Statements                                                       4

   Notes to Financial Statements                                              7

   Financial Highlights                                                      18

EXPENSE EXAMPLE                                                              19

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY & ALTERNATIVE                                                       99.5%
MONEY MARKET INSTRUMENTS                                                    0.4%

                                 [END PIE CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES     SECURITY                                                                                (000)
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.5%)

              EQUITY & ALTERNATIVE (99.5%)
  202,363     USAA Aggressive Growth Fund Institutional Shares                                      $  9,849
  488,638     USAA Emerging Markets Fund Institutional Shares                                          8,180
  334,739     USAA Growth Fund Institutional Shares                                                   10,631
  513,966     USAA Income Stock Fund Institutional Shares                                             10,377
1,236,072     USAA International Fund Institutional Shares                                            37,082
  236,200     USAA MSCI Emerging Markets Value Momentum Blend Index ETF                               10,412
  586,200     USAA MSCI International Value Momentum Blend Index ETF                                  26,129
  124,200     USAA MSCI USA Small Cap Value Momentum Blend Index ETF                                   6,402
  578,200     USAA MSCI USA Value Momentum Blend Index ETF                                            29,126
  121,320     USAA Precious Metals and Minerals Fund Institutional Shares(a)                           1,281
  734,531     USAA S&P 500 Index Fund Reward Shares                                                   28,911
  302,256     USAA Small Cap Stock Fund Institutional Shares                                           5,474
  543,605     USAA Value Fund Institutional Shares                                                    11,427
                                                                                                    --------
              Total Equity & Alternative (cost: $181,893)                                            195,281
                                                                                                    --------
              Total Equity Securities (cost: $181,893)                                               195,281
                                                                                                    --------
              MONEY MARKET INSTRUMENTS (0.4%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
  871,768     State Street Institutional Treasury Money Market Fund Premier Class,
                2.19%(b) (cost: $872)                                                                    872
                                                                                                    --------

              TOTAL INVESTMENTS (COST: $182,765)                                                    $196,153
                                                                                                    ========

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                              LEVEL 1        LEVEL 2          LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Equity & Alternative                             $195,281             $-               $-         $195,281
Money Market Instruments:
  Government & U.S. Treasury Money Market Funds         872              -                -              872
------------------------------------------------------------------------------------------------------------
Total                                              $196,153             $-               $-         $196,153
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA CORNERSTONE EQUITY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 41.7% of net assets at November 30, 2018.

    The underlying USAA Funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Fund. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund, the Institutional Shares of the other USAA Mutual Funds Trust and the series of the USAA ETF Trust.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) Non-income-producing security.

    (b) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  3

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at market value (cost of $181,893)                   $195,281
   Investments in unaffiliated securities, at market value (cost of $872)                                872
   Receivables:
       Capital shares sold                                                                               253
       USAA Asset Management Company (Note 6)                                                             13
       Interest                                                                                            2
                                                                                                    --------
           Total assets                                                                              196,421
                                                                                                    --------
LIABILITIES
   Payables:
       Capital shares redeemed                                                                            55
   Other accrued expenses and payables                                                                    48
                                                                                                    --------
           Total liabilities                                                                             103
                                                                                                    --------
               Net assets applicable to capital shares outstanding                                  $196,318
                                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                  $174,110
   Distributable earnings                                                                             22,208
                                                                                                    --------
               Net assets applicable to capital shares outstanding                                  $196,318
                                                                                                    ========
   Capital shares outstanding, no par value                                                           13,251
                                                                                                    ========
   Net asset value, redemption price, and offering price per share                                  $  14.82
                                                                                                    ========

See accompanying notes to financial statements.

================================================================================

4  | USAA CORNERSTONE EQUITY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                             $   949
   Interest                                                                                               14
   Securities lending (net)                                                                                3
                                                                                                     -------
       Total income                                                                                      966
                                                                                                     -------
EXPENSES
   Custody and accounting fees                                                                            21
   Postage                                                                                                13
   Shareholder reporting fees                                                                              8
   Trustees' fees                                                                                         18
   Registration fees                                                                                      14
   Professional fees                                                                                      33
   Other                                                                                                   8
                                                                                                     -------
           Total expenses                                                                                115
   Expenses reimbursed                                                                                   (13)
                                                                                                     -------
           Net expenses                                                                                  102
                                                                                                     -------
NET INVESTMENT INCOME                                                                                    864
                                                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sales of affiliated underlying funds                                              98
   Change in net unrealized appreciation/(depreciation) of affiliated underlying funds                (9,884)
                                                                                                     -------
           Net realized and unrealized loss                                                           (9,786)
                                                                                                     -------
   Decrease in net assets resulting from operations                                                  $(8,922)
                                                                                                     =======

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  5

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

------------------------------------------------------------------------------------------------------------

                                                                                    11/30/2018     5/31/2018
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                              $    864      $  2,582
   Net realized gain on sales of affiliated underlying funds                                98         5,665
   Net realized gain on capital gain distributions from affiliated underlying funds          -         2,528
   Change in net unrealized appreciation/(depreciation) of affiliated
       underlying funds                                                                 (9,884)        4,757
                                                                                      ----------------------
       Increase (decrease) in net assets resulting from operations                      (8,922)       15,532
                                                                                      ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM DISTRIBUTABLE EARNINGS:                                   -        (3,424)
                                                                                      ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                            27,847        78,676
   Reinvested dividends                                                                      -         3,420
   Cost of shares redeemed                                                             (22,793)      (37,676)
                                                                                      ----------------------
       Increase in net assets from capital share transactions                            5,054        44,420
   Capital contribution from USAA Transfer Agency Company                                    -             1
                                                                                      ----------------------
   Net increase (decrease) in net assets                                                (3,868)       56,529

NET ASSETS
   Beginning of period                                                                 200,186       143,657
                                                                                      ----------------------
   End of period                                                                      $196,318      $200,186
                                                                                      ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                           1,808         5,111
   Shares issued for dividends reinvested                                                    -           220
   Shares redeemed                                                                      (1,479)       (2,448)
                                                                                      ----------------------
       Increase in shares outstanding                                                      329         2,883
                                                                                      ======================

See accompanying notes to financial statements.

================================================================================

6  | USAA CORNERSTONE EQUITY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation over the long term.

The Fund is a "fund of funds" in that it invests in a selection of USAA mutual funds and exchange-traded funds (ETFs) (underlying USAA Funds) managed by USAA Asset Management Company (AMCO or Manager), an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of AMCO, the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  7

================================================================================

changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than ETFs are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on

================================================================================

8  | USAA CORNERSTONE EQUITY FUND

================================================================================

        the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

    3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

    liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary.

================================================================================

10  | USAA CORNERSTONE EQUITY FUND

================================================================================

    The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                       NET
                                    GROSS           GROSS           UNREALIZED
                                  UNREALIZED      UNREALIZED       APPRECIATION/
FUND                             APPRECIATION    DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------
USAA Cornerstone
  Equity Fund                    $19,359,000     $(5,971,000)       $13,388,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $9,882,000 and $2,358,000, respectively.

================================================================================

12  | USAA CORNERSTONE EQUITY FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2018, the Fund had no securities on loan.

(6) AGREEMENTS WITH MANAGER

ADVISORY AGREEMENT - The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services. In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's Statement of Operations and, for the six-month period ended November 30, 2018, were $2,000 for the Fund.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund to 0.10% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $13,000, of which $13,000 was receivable from the Manager.

TRANSFER AGENCY AGREEMENT - SAS, an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated underlying USAA Funds' net assets. The affiliated underlying

================================================================================

14  | USAA CORNERSTONE EQUITY FUND

================================================================================

    funds' annual or semiannual reports may be viewed on usaa.com. At November 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

    AFFILIATED USAA FUND                                             OWNERSHIP %
    ----------------------------------------------------------------------------
    Aggressive Growth Fund Institutional Shares                         0.6
    Emerging Markets Fund Institutional Shares                          0.9
    Growth Fund Institutional Shares                                    0.4
    Income Stock Fund Institutional Shares                              0.4
    International Fund Institutional Shares                             1.0
    MSCI Emerging Markets Value Momentum Blend Index ETF                6.2
    MSCI International Value Momentum Blend Index ETF                   8.9
    MSCI USA Small Cap Value Momentum Blend Index ETF                   7.5
    MSCI USA Value Momentum Blend Index ETF                             7.4
    Precious Metals and Minerals Fund Institutional Shares              0.3
    S&P 500 Index Fund Reward Shares                                    0.4
    Small Cap Stock Fund Institutional Shares                           0.3
    Value Fund Institutional Shares                                     0.8

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                                        CHANGE
($ IN 000s)                                                                             IN NET
AFFILIATED                                                REALIZED      CAPITAL       UNREALIZED
USAA                     PURCHASE    SALES     DIVIDEND     GAIN         GAIN        APPRECIATION/       MARKET VALUE
FUND                       COST     PROCEEDS    INCOME     (LOSS)    DISTRIBUTIONS   DEPRECIATION      5/31/18  11/30/18
------------------------------------------------------------------------------------------------------------------------
Aggressive
  Growth Fund
  Institutional
  Shares                   $1,500     $    -    $  -        $ -            $-          $   184        $  8,165  $  9,849
Emerging
  Markets Fund
  Institutional Shares          -      1,427       -         59             -           (1,175)         10,723     8,180
Growth Fund
  Institutional
  Shares                        -          -       -          -             -              224          10,407    10,631
Income Stock
  Fund Institutional
  Shares                       86          -      86          -             -              313           9,978    10,377

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

                                                                                        CHANGE
($ IN 000s)                                                                             IN NET
AFFILIATED                                                REALIZED      CAPITAL       UNREALIZED
USAA                     PURCHASE    SALES     DIVIDEND     GAIN         GAIN        APPRECIATION/       MARKET VALUE
FUND                       COST     PROCEEDS    INCOME     (LOSS)    DISTRIBUTIONS   DEPRECIATION      5/31/18  11/30/18
------------------------------------------------------------------------------------------------------------------------
International
  Fund
  Institutional
  Shares                   $1,027     $    -    $  -        $ -            $-          $(3,340)       $ 39,395  $ 37,082
MSCI Emerging
  Markets Value
  Momentum Blend
  Index ETF                 1,729          -      33          -             -           (1,271)          9,954    10,412
MSCI International
  Value Momentum
  Blend Index ETF             802          -     345          -             -           (3,577)         28,904    26,129
MSCI USA Small Cap
  Value Momentum
  Blend
  Index ETF                 2,635          -      23          -             -             (334)          4,101     6,402
MSCI USA
  Value Momentum
  Blend Index ETF           1,451          -     210          -             -             (869)         28,544    29,126
Precious
  Metals and
  Minerals Fund
  Institutional Shares          -          -       -          -             -             (304)          1,585     1,281
S&P 500
  Index Fund
  Reward Shares               652        431     252         14             -              572          28,104    28,911
Small Cap
  Stock Fund
  Institutional Shares          -          -       -          -             -             (275)          5,749     5,474
Value Fund
  Institutional Shares          -        500       -         25             -              (32)         11,934    11,427
------------------------------------------------------------------------------------------------------------------------
TOTAL                      $9,882     $2,358    $949        $98            $-          $(9,884)       $197,543  $195,281
------------------------------------------------------------------------------------------------------------------------

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds

================================================================================

16  | USAA CORNERSTONE EQUITY FUND

================================================================================

to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                              YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------------
                                   2018            2018             2017            2016            2015             2014
                               ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  15.49        $  14.31         $  12.51         $ 13.61         $ 13.22          $ 11.71
                               ------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income             .06             .22              .19             .16             .24              .17
  Net realized and
    unrealized gain (loss)         (.73)           1.26             2.02            (.82)            .42             1.55
                               ------------------------------------------------------------------------------------------
Total from investment
  operations                       (.67)           1.48             2.21            (.66)            .66             1.72
                               ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.22)            (.19)           (.15)           (.24)            (.16)
  Realized capital gains              -            (.08)            (.22)           (.29)           (.03)            (.05)
                               ------------------------------------------------------------------------------------------
Total distributions                   -            (.30)            (.41)           (.44)           (.27)            (.21)
                               ------------------------------------------------------------------------------------------
Net asset value at
  end of period                $  14.82        $  15.49         $  14.31         $ 12.51         $ 13.61          $ 13.22
                               ==========================================================================================
Total return (%)*                 (4.33)          10.32            17.99           (4.77)           5.08            14.84
Net assets at
  end of period (000)          $196,318        $200,186         $143,657         $99,974         $91,726          $66,040
Ratios to average
  daily net assets:**
  Expenses (%)(a)                   .10(b)          .10              .10             .10             .10              .10(c)
  Expenses, excluding
    reimbursements (%)(a)           .11(b)          .13              .20             .22             .24              .33(c)

  Net investment income (%)         .86(b)         1.46             1.39            1.36            1.77             1.45

Portfolio turnover (%)                1              38(d)             7              15               8                2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $201,377,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Reflects an increase in trading activity due to asset allocation shifts.

================================================================================

18  | USAA CORNERSTONE EQUITY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  19

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expenses paid in the table below.

                                                                        EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE        JUNE 1, 2018 -
                                 JUNE 1, 2018    NOVEMBER 30, 2018    NOVEMBER 30, 2018
                                 ------------------------------------------------------
Actual                             $1,000.00         $  956.70               $0.49

Hypothetical
  (5% return before expenses)       1,000.00          1,024.57                0.51

*Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (4.33)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

20  | USAA CORNERSTONE EQUITY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
97453-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF USAA CORNERSTONE MODERATELY]

================================================================================

    SEMIANNUAL REPORT
    USAA CORNERSTONE MODERATELY
    AGGRESSIVE FUND (USCRX)
    NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         28

    Financial Statements                                                      34

    Notes to Financial Statements                                             37

    Financial Highlights                                                      55

EXPENSE EXAMPLE                                                               56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/18 o
                                (% of Net Assets)

Vanguard FTSE Developed Markets ETF ....................................... 6.4%
iShares Core MSCI EAFE ETF ................................................ 5.5%
Vanguard S&P 500 ETF ...................................................... 3.6%
Vanguard FTSE Europe ETF .................................................. 3.0%
Schwab Fundamental International Large
 Company Index ETF ........................................................ 3.0%
U.S. Treasury Bond, 3.13%, 8/15/2044 ...................................... 2.9%
iShares Core MSCI Emerging Markets ETF .................................... 2.7%
U.S. Treasury Note, 1.13%, 2/28/2021 ...................................... 2.2%
Vanguard Total Bond Market ETF ............................................ 2.1%
Schwab Fundamental Emerging Markets
 Large Company Index ETF .................................................. 2.1%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o ASSET ALLOCATION* - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            30.3%
U.S. EQUITY SECURITIES                                                     25.3%
U.S. TREASURY SECURITIES                                                   14.2%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                          8.8%
U.S. GOVERNMENT AGENCY ISSUES                                               8.6%
CORPORATE OBLIGATIONS                                                       4.4%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        2.5%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            1.4%
ASSET-BACKED SECURITIES                                                     1.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                           1.0%
COMMERCIAL MORTGAGE SECURITIES                                              0.9%
MONEY MARKET INSTRUMENTS                                                    0.7%
CONVERTIBLE SECURITIES                                                      0.2%
BANK LOANS                                                                  0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                                 [END PIE CHART]

*Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
             BONDS (39.6%)

             ASSET-BACKED SECURITIES (1.3%)

             ASSET BACKED SECURITIES (1.3%)
             ------------------------------
             AUTOMOBILE ABS (0.9%)
$       571  Americredit Automobile Receivables Trust                   3.15%       3/20/2023   $      570
      4,640  Americredit Automobile Receivables Trust                   3.50        1/18/2024        4,613
      3,050  Avis Budget Rental Car Funding AESOP, LLC(a)               2.96        7/20/2020        3,044
      1,933  Avis Budget Rental Car Funding AESOP, LLC(a)               3.75        7/20/2020        1,934
      4,530  Avis Budget Rental Car Funding AESOP, LLC(a)               2.50        2/20/2021        4,491
      2,665  Credit Acceptance Auto Loan Trust(a)                       4.29       11/15/2024        2,680
      2,701  Credit Acceptance Auto Loan Trust(a)                       3.55        8/15/2027        2,704
      4,600  OSCAR U.S. Funding Trust IX, LLC(a)                        3.63        9/10/2025        4,622
                                                                                                ----------
                                                                                                    24,658
                                                                                                ----------
             CREDIT CARD ABS (0.1%)
      2,648  Synchrony Credit Card Master Note Trust                    2.95        5/15/2024        2,598
                                                                                                ----------
             OTHER ABS (0.2%)
      2,320  Element Rail Leasing I, LLC(a)                             3.67        4/19/2044        2,308
        773  NP SPE II, LLC(a)                                          3.37       10/21/2047          759
      1,728  SCF Equipment Leasing, LLC(a)                              3.41       12/20/2023        1,717
                                                                                                ----------
                                                                                                     4,784
                                                                                                ----------
             STUDENT LOAN ABS (0.1%)
      1,800  Navient Student Loan Trust (1 mo. LIBOR + 1.50%)           3.82(b)     8/25/2050        1,798
      2,094  SLM Student Loan Trust (3 mo. LIBOR + 0.22%)               2.71(b)     1/25/2041        1,966
        798  SLM Student Loan Trust (3 mo. LIBOR + 0.55%)               3.04(b)    10/25/2065          765
                                                                                                ----------
                                                                                                     4,529
                                                                                                ----------
             Total Asset Backed Securities                                                          36,569
                                                                                                ----------
             Total Asset-Backed Securities (cost: $36,407)                                          36,569
                                                                                                ----------

             BANK LOANS (0.1%)(c)

             CONSUMER, CYCLICAL (0.1%)
             -------------------------
             RETAIL (0.1%)
      3,614  Academy, Ltd. (1 mo. LIBOR + 4.00%)                        6.30        7/01/2022        2,658
      1,702  Academy, Ltd. (1 mo. LIBOR + 4.00%)                        6.31        7/01/2022        1,252
                                                                                                ----------
             Total Consumer, Cyclical                                                                3,910
                                                                                                ----------
             Total Bank Loans (cost: $4,279)                                                         3,910
                                                                                                ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             MORTGAGE SECURITIES (0.1%)
             --------------------------
$       540  Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)               3.20%(b)    9/20/2033   $      526
        601  Structured Asset Mortgage Investments Trust
               (1 mo. LIBOR + 0.50%)                                    3.05(b)     7/19/2035          565
        511  Wells Fargo Mortgage Backed Securities Trust               4.13(d)     4/25/2035          501
                                                                                                ----------
             Total Mortgage Securities                                                               1,592
                                                                                                ----------
             Total Collateralized Mortgage Obligations (cost: $1,630)                                1,592
                                                                                                ----------

             COMMERCIAL MORTGAGE SECURITIES (0.9%)

             MORTGAGE SECURITIES (0.9%)
             --------------------------
             COMMERCIAL MBS (0.9%)
      4,086  Banc of America Commercial Mortgage Trust                  5.86(d)     7/10/2044        1,501
        191  Banc of America Commercial Mortgage Trust                  6.79(d)     2/10/2051          192
          4  Banc of America Merrill Lynch Commercial
               Mortgage, Inc. (a)                                       5.60(d)    12/10/2042            4
        306  Bear Stearns Commercial Mortgage Securities Trust(a)       5.66(d)     9/11/2041          308
      2,320  BTH-21 Mortgage-Backed Securities
               Trust (1 mo. LIBOR + 2.50%)(a)                           4.46(b)    10/07/2021        2,322
         26  Commercial Mortgage Trust                                  5.38       12/10/2046           26
      5,313  Credit Suisse Commercial Mortgage Trust
               (1 mo. LIBOR + 0.19%)                                    2.49(b)     2/15/2040        5,250
     28,712  CSAIL Commercial Mortgage Trust(e)                         1.95(d)     1/15/2049        2,604
      7,800  FREMF Mortgage Trust(a)                                    3.69(d)     8/25/2045        7,800
        899  GE Capital Commercial Mortgage Corp.                       5.61(d)    12/10/2049          901
        109  GMAC Commercial Mortgage Securities, Inc.                  4.97       12/10/2041          109
      1,250  GMAC Commercial Mortgage Securities, Inc.                  4.98(d)    12/10/2041        1,247
      1,728  J.P.Morgan Chase Commercial Mortgage
               Securities Trust                                         5.37        5/15/2047        1,730
     23,189  UBS Commercial Mortgage Trust(a),(e)                       2.25(d)     5/10/2045        1,293
                                                                                                ----------
             Total Mortgage Securities                                                              25,287
                                                                                                ----------
             Total Commercial Mortgage Securities (cost: $27,474)                                   25,287
                                                                                                ----------

             CONVERTIBLE SECURITIES (0.2%)

             BASIC MATERIALS (0.2%)
             ----------------------
             MINING (0.2%)
      1,050  Hycroft Mining Corp.(e),(f),(g),(h)                       15.00(i)    10/22/2020           31
      5,800  Pretium Resources, Inc.                                    2.25        3/15/2022        5,017
                                                                                                ----------
             Total Basic Materials                                                                   5,048
                                                                                                ----------
             Total Convertible Securities (cost: $6,559)                                             5,048
                                                                                                ----------

================================================================================

4  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (4.4%)

             COMMUNICATIONS (0.2%)
             ---------------------
             TELECOMMUNICATIONS (0.2%)
$     4,000  Hughes Satellite Systems Corp.(j)                          6.50%       6/15/2019   $    4,062
                                                                                                ----------
             CONSUMER, CYCLICAL (0.4%)
             -------------------------
             AIRLINES (0.0%)
        152  America West Airlines, Inc. Pass-Through
               Trust (INS - AMBAC Assurance Corp.)(j)                   7.93        7/02/2020          152
                                                                                                ----------
             AUTO MANUFACTURERS (0.4%)
      5,700  Harley-Davidson Financial Services, Inc.(a),(j)            3.55        5/21/2021        5,669
      5,700  Hyundai Capital America(a),(j)                             3.75        7/08/2021        5,647
                                                                                                ----------
                                                                                                    11,316
                                                                                                ----------
             Total Consumer, Cyclical                                                               11,468
                                                                                                ----------
             CONSUMER, NON-CYCLICAL (0.1%)
             -----------------------------
             HEALTHCARE-SERVICES (0.1%)
      5,600  Community Health Systems, Inc.(j)                          6.88        2/01/2022        2,801
                                                                                                ----------
             ENERGY (0.7%)
             -------------
             PIPELINES (0.7%)
      1,300  Enbridge Energy Partners, LP(j)                            7.38       10/15/2045        1,593
      3,530  Energy Transfer Operating, LP (3 mo.
               LIBOR + 3.02%)(j)                                        5.56(b)    11/01/2066        2,912
        500  Enterprise TE Partners, LP (3 mo.
               LIBOR+ 2.78%)(j)                                         5.52(b)     6/01/2067          454
      5,600  EQM Midstream Partners, LP(j)                              4.75        7/15/2023        5,557
      4,000  Rockies Express Pipeline, LLC(a),(j)                       6.00        1/15/2019        4,011
      2,352  Southern Union Co. (3 mo.
               LIBOR + 3.02%)(j)                                        5.56(b)    11/01/2066        1,917
      2,550  Tallgrass Energy Partners, LP / Tallgrass Energy
               Finance Corp.(a),(j)                                     5.50        9/15/2024        2,569
                                                                                                ----------
             Total Energy                                                                           19,013
                                                                                                ----------
             FINANCIAL (2.4%)
             ----------------
             BANKS (0.6%)
      1,000  Allfirst Preferred Capital Trust (3 mo.
               LIBOR + 1.50%)(j)                                        3.94(b)     7/15/2029          879
      2,700  Compass Bank(j)                                            3.88        4/10/2025        2,584
      4,000  First Maryland Capital Trust I (3 mo.
               LIBOR + 1.00%)(j)                                        3.44(b)     1/15/2027        3,720
      2,000  Huntington Capital (3 mo. LIBOR + 0.63%)(j)                2.96(b)     6/15/2028        1,778

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
$     6,039  Manufacturers & Traders Trust Co. (3 mo.
               LIBOR + 0.64%)(j)                                        3.38%(b)   12/01/2021   $    5,997
      1,000  SunTrust Capital I (3 mo. LIBOR + 0.67%)(j)                3.29(b)     5/15/2027          893
                                                                                                ----------
                                                                                                    15,851
                                                                                                ----------
             DIVERSIFIED FINANCIAL SERVICES (0.3%)
      9,000  Cullen/Frost Capital Trust II (3 mo.
               LIBOR + 1.55%)(j)                                        4.29(b)     3/01/2034        8,113
                                                                                                ----------
             INSURANCE (1.3%)
      5,900  Allstate Corp. (3 mo. LIBOR + 2.94%)(j)                    5.75(k)     8/15/2053        5,848
      3,607  AmTrust Financial Services, Inc.(j)                        6.13        8/15/2023        3,410
      5,750  Athene Holding Ltd.(j)                                     4.13        1/12/2028        5,246
      4,550  HSB Group, Inc. (3 mo. LIBOR + 0.91%)(j)                   3.35(b)     7/15/2027        3,890
     11,510  Nationwide Mutual Insurance Co. (3 mo.
               LIBOR + 2.29%)(a),(j)                                    4.62(b)    12/15/2024       11,510
      5,400  Prudential Financial, Inc. (3 mo.
               LIBOR + 3.92%)(j)                                        5.63(k)     6/15/2043        5,427
                                                                                                ----------
                                                                                                    35,331
                                                                                                ----------
             INVESTMENT COMPANIES (0.2%)
      5,950  Ares Capital Corp.(j)                                      3.63        1/19/2022        5,814
                                                                                                ----------

             REITS (0.0%)
      1,000  Sabra Health Care, LP(j)                                   5.13        8/15/2026          950
                                                                                                ----------
             Total Financial                                                                        66,059
                                                                                                ----------
             INDUSTRIAL (0.5%)
             -----------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        800  Artesyn Embedded Technologies, Inc.(a),(j)                 9.75       10/15/2020          754
                                                                                                ----------
             MISCELLANEOUS MANUFACTURERS (0.1%)
      1,725  General Electric Co.(j)                                    5.50        1/08/2020        1,739
                                                                                                ----------
             TRANSPORTATION (0.4%)
      5,325  BNSF Funding Trust I (3 mo. LIBOR + 2.35%)(j)              6.61(k)    12/15/2055        5,711
      5,750  Ryder System, Inc.(j)                                      3.50        6/01/2021        5,723
                                                                                                ----------
                                                                                                    11,434
                                                                                                ----------
             Total Industrial                                                                       13,927
                                                                                                ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC (0.1%)
      3,800  NextEra Energy Capital Holdings, Inc.(j)                   3.34        9/01/2020        3,782
                                                                                                ----------
             Total Corporate Obligations (cost: $121,083)                                          121,112
                                                                                                ----------

================================================================================

6  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

             BASIC MATERIALS (0.1%)
             ----------------------
             CHEMICALS (0.0%)
$       500  Braskem Finance Ltd.(l)                                    6.45%       2/03/2024   $      526
                                                                                                ----------
             MINING (0.1%)
      3,000  Newcrest Finance Pty. Ltd.(a),(j)                          4.45       11/15/2021        3,035
                                                                                                ----------
             Total Basic Materials                                                                   3,561
                                                                                                ----------
             CONSUMER, CYCLICAL (0.2%)
             -------------------------
             AUTO MANUFACTURERS (0.2%)
      5,700  BMW U.S. Capital, LLC(a),(j)                               3.25        8/14/2020        5,689
                                                                                                ----------
             ENERGY (0.5%)
             -------------
             OIL & GAS (0.4%)
      5,800  Petrobras Global Finance B.V.(j)                           5.38        1/27/2021        5,894
      5,800  Petroleos Mexicanos(j)                                     5.38        3/13/2022        5,687
                                                                                                ----------
                                                                                                    11,581
                                                                                                ----------
             OIL & GAS SERVICES (0.0%)
        111  Schahin II Finance Co. SPV Ltd.(a),(f)                     8.00        5/25/2020          103
      4,465  Schahin II Finance Co. SPV Ltd.(a),(m)                     5.88        9/25/2023          491
                                                                                                ----------
                                                                                                       594
                                                                                                ----------
             PIPELINES (0.1%)
      1,400  Transcanada Trust (3 mo. LIBOR + 3.53%)(j)                 5.63(k)     5/20/2075        1,306
                                                                                                ----------
             Total Energy                                                                           13,481
                                                                                                ----------
             FINANCIAL (0.2%)
             ----------------
             INSURANCE (0.2%)
      5,900  QBE Capital Funding III Ltd. (USD Swap
               Semi-Annual 30/360 10 YR + 4.05%)(a),(j)                 7.25(k)     5/24/2041        6,217
                                                                                                ----------
             Total Eurodollar and Yankee Obligations (cost: $32,048)                                28,948
                                                                                                ----------
----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             FIXED-INCOME EXCHANGE-TRADED FUNDS (8.8%)
    277,500  Invesco Fundamental High Yield Corporate Bond ETF(l)                                    5,006
     50,000  iShares 7-10 Year Treasury Bond ETF "B"                                                 5,089
    591,540  iShares iBoxx $High Yield Corporate Bond ETF(l)                                        49,453
  1,124,920  SPDR Bloomberg Barclays High Yield Bond ETF(l)                                         39,069
    906,900  Vanguard Mortgage-Backed Securities ETF                                                46,170
    488,330  Vanguard Short-Term Bond ETF(l)                                                        38,129

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     13,580  Vanguard Short-Term Corporate Bond ETF                                             $    1,055
    762,700  Vanguard Total Bond Market ETF                                                         59,597
                                                                                                ----------
             Total Fixed-Income Exchange-Traded Funds (cost: $249,367)                             243,568
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                   RATE         MATURITY
----------------------------------------------------------------------------------------------------------
             MUNICIPAL OBLIGATIONS (0.0%)

             TEXAS (0.0%)
$       150  Ector County Hospital District                             6.80%       9/15/2025          152
        300  Ector County Hospital District                             7.18        9/15/2035          302
                                                                                                ----------
                                                                                                       454
                                                                                                ----------
             Total Municipal Obligations (cost: $456)                                                  454
                                                                                                ----------

             U.S. GOVERNMENT AGENCY ISSUES (8.6%)(n)

             COMMERCIAL MBS (1.4%)
      3,750  Fannie Mae(+)                                              2.15        1/25/2023        3,608
     14,000  Freddie Mac(+)                                             3.00       12/25/2025       13,674
      8,400  Freddie Mac(+)                                             3.33(d)     5/25/2025        8,374
      9,000  Freddie Mac(+)                                             3.51        4/25/2030        8,807
      4,285  Freddie Mac(+)                                             3.70(d)     1/25/2033        4,304
                                                                                                ----------
                                                                                                    38,767
                                                                                                ----------
             FGLMC COLLATERAL (7.0%)
     13,588  Freddie Mac(+)                                             3.00        4/01/2046       12,972
     36,400  Freddie Mac(+)                                             3.00        6/01/2046       34,751
      4,130  Freddie Mac(+)                                             3.00        8/01/2046        3,943
     12,664  Freddie Mac(+)                                             3.00        1/01/2047       12,079
     12,311  Freddie Mac(+)                                             3.00        1/01/2047       11,752
     38,126  Freddie Mac(+)                                             3.00        3/01/2047       36,393
      8,233  Freddie Mac(+)                                             3.00        4/01/2047        7,857
     25,279  Freddie Mac(+)                                             3.00        4/01/2047       24,121
     13,711  Freddie Mac(+)                                             3.00        6/01/2047       13,084
     21,909  Freddie Mac(+)                                             3.50        4/01/2046       21,573
      7,709  Freddie Mac(+)                                             3.50        4/01/2048        7,566
      9,757  Freddie Mac(+)                                             4.00        7/01/2048        9,821
                                                                                                ----------
                                                                                                   195,912
                                                                                                ----------
             FNMA COLLATERAL (0.2%)
      5,670  Fannie Mae(+)                                              4.00       11/01/2045        5,713
                                                                                                ----------
             GNMA COLLATERAL (0.0%)
          5  Ginnie Mae I Pool                                          6.50        4/15/2024            5
                                                                                                ----------
             Total U.S. Government Agency Issues (cost: $251,384)                                  240,397
                                                                                                ----------

================================================================================

8  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                 COUPON                        VALUE
(000)        SECURITY                                                   RATE         MATURITY        (000)
----------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (14.2%)

             BONDS (5.8%)(o)
$    15,820  U.S. Treasury Bond (STRIPS Principal)
               (Zero Coupon)                                            0.00%       8/15/2044   $    6,730
     15,000  U.S. Treasury Bond                                         3.00       11/15/2044       14,197
     59,700  U.S. Treasury Bond                                         3.00        5/15/2045       56,468
      5,000  U.S. Treasury Bond                                         3.00        5/15/2047        4,711
     82,200  U.S. Treasury Bond                                         3.13        8/15/2044       79,610
                                                                                                ----------
                                                                                                   161,716
                                                                                                ----------
             INFLATION-INDEXED NOTES (0.9%)
     25,562  Inflation-Index Note                                       0.13        4/15/2021       24,889
                                                                                                ----------
             NOTES (7.5%)(o)
     63,000  U.S. Treasury Note(p)                                      1.13        2/28/2021       60,698
      1,970  U.S. Treasury Note                                         1.63        8/15/2022        1,885
        390  U.S. Treasury Note                                         1.63       11/15/2022          372
     29,000  U.S. Treasury Note                                         1.63        4/30/2023       27,523
     52,000  U.S. Treasury Note                                         1.63        2/15/2026       47,587
      6,000  U.S. Treasury Note                                         1.88        7/31/2022        5,798
      1,000  U.S. Treasury Note                                         2.25       11/15/2024          964
      5,000  U.S. Treasury Note                                         2.25       11/15/2025        4,786
     30,800  U.S. Treasury Note                                         2.25       11/15/2027       28,992
      1,800  U.S. Treasury Note                                         2.38        8/15/2024        1,751
      8,100  U.S. Treasury Note                                         2.38        5/15/2027        7,737
     10,000  U.S. Treasury Note                                         2.50        6/30/2020        9,952
      1,000  U.S. Treasury Note                                         2.75       11/15/2023          995
      7,800  U.S. Treasury Note                                         2.75        2/15/2028        7,640
                                                                                                ----------
                                                                                                   206,680
                                                                                                ----------
             Total U.S. Treasury Securities (cost: $409,498)                                       393,285
                                                                                                ----------
             Total Bonds (cost: $1,140,185)                                                      1,100,170
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (30.3%)

             COMMON STOCKS (0.3%)

             BASIC MATERIALS (0.1%)
             ----------------------
             CHEMICALS (0.1%)
     12,800  Linde plc                                                                               2,036
                                                                                                ----------
             INDUSTRIAL (0.2%)
             -----------------
             ELECTRONICS (0.1%)
     41,190  TE Connectivity Ltd.                                                                    3,169
                                                                                                ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENVIRONMENTAL CONTROL (0.1%)
     54,730  Pentair plc                                                                        $    2,337
                                                                                                ----------
             Total Industrial                                                                        5,506
                                                                                                ----------
             TECHNOLOGY (0.0%)
             -----------------
             SEMICONDUCTORS (0.0%)
     10,720  Kulicke & Soffa Industries, Inc.                                                          231
                                                                                                ----------
             Total Common Stocks (cost: $7,885)                                                      7,773
                                                                                                ----------

             EXCHANGE-TRADED FUNDS (29.8%)
    527,552  Invesco FTSE RAFI Developed Markets ex-US                                              21,081
  1,361,600  Invesco FTSE RAFI Emerging Markets                                                     28,049
  2,567,315  iShares Core MSCI EAFE ETF                                                            151,420
  1,532,210  iShares Core MSCI Emerging Markets ETF                                                 75,798
    258,500  iShares Edge MSCI Min Vol EAFE ETF(l)                                                  17,986
    260,200  iShares Edge MSCI Min Vol Emerging Markets ETF                                         14,925
  1,883,000  iShares MSCI Canada ETF                                                                50,163
     83,771  iShares MSCI EAFE ETF                                                                   5,258
    617,520  iShares MSCI United Kingdom ETF(l)                                                     19,409
  2,076,900  Schwab Fundamental Emerging Markets Large Company Index ETF                            57,073
  2,993,200  Schwab Fundamental International Large Company Index ETF                               82,702
    509,600  Schwab Fundamental International Small Company Index ETF                               15,966
    107,983  SPDR S&P Emerging Markets SmallCap ETF                                                  4,677
     68,000  USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)                            2,998
  4,480,000  Vanguard FTSE Developed Markets ETF                                                   178,080
    224,000  Vanguard FTSE Emerging Markets ETF                                                      8,891
  1,632,400  Vanguard FTSE Europe ETF                                                               83,954
    202,622  WisdomTree Emerging Markets SmallCap Dividend Fund                                      8,770
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $793,812)                                          827,200
                                                                                                ----------

             PREFERRED STOCKS (0.2%)

             FINANCIAL (0.2%)
             ----------------
             INSURANCE (0.2%)
    309,253  Delphi Financial Group, Inc., cumulative redeemable, 5.93%,
               (3 mo. LIBOR + 3.19%)(b) (cost: $7,388)                                               7,036
                                                                                                ----------
             Total International Equity Securities (cost: $809,085)                                842,009
                                                                                                ----------

             U.S. EQUITY SECURITIES (25.3%)

             COMMON STOCKS (20.4%)

             BASIC MATERIALS (0.2%)
             ----------------------
             CHEMICALS (0.2%)
     12,670  AdvanSix, Inc.(r)                                                                         364
     26,830  Eastman Chemical Co.                                                                    2,114

================================================================================

10  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     23,170  LyondellBasell Industries N.V. "A"                                                 $    2,162
     26,700  Rayonier Advanced Materials, Inc.                                                         394
                                                                                                ----------
                                                                                                     5,034
                                                                                                ----------
             FOREST PRODUCTS & PAPER (0.0%)
     34,130  Resolute Forest Products, Inc.(r)                                                         375
     10,570  Schweitzer-Mauduit International, Inc.                                                    301
                                                                                                ----------
                                                                                                       676
                                                                                                ----------
             Total Basic Materials                                                                   5,710
                                                                                                ----------
             COMMUNICATIONS (2.4%)
             ---------------------
             ADVERTISING (0.3%)
    175,230  Interpublic Group of Companies, Inc.                                                    4,118
     54,610  Omnicom Group, Inc.                                                                     4,203
                                                                                                ----------
                                                                                                     8,321
                                                                                                ----------
             INTERNET (0.7%)
      3,450  Amazon.com, Inc.(r)                                                                     5,831
      1,020  Booking Holdings, Inc.(r)                                                               1,930
     13,810  CDW Corp.                                                                               1,280
     11,840  F5 Networks, Inc.(r)                                                                    2,036
     31,710  GoDaddy, Inc. "A"(r)                                                                    2,069
     11,120  Netflix, Inc.(r)                                                                        3,182
     10,100  Palo Alto Networks, Inc.(r)                                                             1,747
      2,130  Stamps.com, Inc.(r)                                                                       365
                                                                                                ----------
                                                                                                    18,440
                                                                                                ----------
             MEDIA (0.8%)
    109,340  Comcast Corp. "A"                                                                       4,265
    110,590  Discovery, Inc. "A"(l),(r)                                                              3,397
     98,000  DISH Network Corp. "A"(r)                                                               3,211
     62,010  Entravision Communications Corp. "A"                                                      200
      4,720  Nexstar Media Group, Inc. "A"                                                             390
    266,390  Sirius XM Holdings, Inc.(l)                                                             1,660
     32,570  TEGNA, Inc.                                                                               433
     57,180  Twenty-First Century Fox, Inc. "A"                                                      2,829
    152,560  Viacom, Inc. "B"                                                                        4,708
     19,160  Walt Disney Co.                                                                         2,213
                                                                                                ----------
                                                                                                    23,306
                                                                                                ----------
             TELECOMMUNICATIONS (0.6%)
     99,660  AT&T, Inc.                                                                              3,113
     83,260  CenturyLink, Inc.                                                                       1,565
     11,200  Ciena Corp.(r)                                                                            365
      3,460  InterDigital, Inc.                                                                        261
     18,430  Motorola Solutions, Inc.                                                                2,419

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
      3,250  Shenandoah Telecommunications Co.                                                  $      162
     37,150  T-Mobile US, Inc.(r)                                                                    2,543
    114,310  Verizon Communications, Inc.                                                            6,893
     10,060  Vonage Holdings Corp.(r)                                                                  107
                                                                                                ----------
                                                                                                    17,428
                                                                                                ----------
             Total Communications                                                                   67,495
                                                                                                ----------
             CONSUMER, CYCLICAL (2.4%)
             -------------------------
             AIRLINES (0.3%)
     46,250  Delta Air Lines, Inc.                                                                   2,808
     33,320  Southwest Airlines Co.                                                                  1,819
     21,020  United Continental Holdings, Inc.(r)                                                    2,033
                                                                                                ----------
                                                                                                     6,660
                                                                                                ----------
             APPAREL (0.1%)
     39,590  NIKE, Inc. "B"                                                                          2,974
                                                                                                ----------
             AUTO MANUFACTURERS (0.2%)
    194,870  Ford Motor Co.                                                                          1,834
     35,180  PACCAR, Inc.                                                                            2,189
     18,700  Wabash National Corp.                                                                     290
                                                                                                ----------
                                                                                                     4,313
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.2%)
      8,970  Allison Transmission Holdings, Inc.                                                       423
     26,690  Dana, Inc.                                                                                387
     16,490  Meritor, Inc.(r)                                                                          272
      6,610  Methode Electronics, Inc.                                                                 200
      9,790  Tenneco, Inc. "A"                                                                         331
     25,210  WABCO Holdings, Inc.(r)                                                                 3,062
                                                                                                ----------
                                                                                                     4,675
                                                                                                ----------
             DISTRIBUTION/WHOLESALE (0.1%)
      6,240  WESCO International, Inc.(r)                                                              333
      4,910  WW Grainger, Inc.                                                                       1,542
                                                                                                ----------
                                                                                                     1,875
                                                                                                ----------
             ENTERTAINMENT (0.0%)
     11,480  Red Rock Resorts, Inc. "A"                                                                300
                                                                                                ----------
             HOME BUILDERS (0.0%)
     13,740  TRI Pointe Group, Inc.(r)                                                                 172
                                                                                                ----------
             HOME FURNISHINGS (0.0%)
      7,360  Ethan Allen Interiors, Inc.                                                               153
                                                                                                ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             LEISURE TIME (0.2%)
      3,850  Brunswick Corp.                                                                    $      204
     36,610  Carnival Corp.                                                                          2,207
     35,640  Norwegian Cruise Line Holdings Ltd.(r)                                                  1,829
     16,880  Royal Caribbean Cruises Ltd.                                                            1,909
                                                                                                ----------
                                                                                                     6,149
                                                                                                ----------
             LODGING (0.0%)
     10,630  Boyd Gaming Corp.                                                                         264
                                                                                                ----------
             OFFICE FURNISHINGS (0.0%)
      8,060  Herman Miller, Inc.                                                                       273
     12,470  Knoll, Inc.                                                                               241
     20,590  Steelcase, Inc. "A"                                                                       334
                                                                                                ----------
                                                                                                       848
                                                                                                ----------
             RETAIL (1.3%)
      2,650  Asbury Automotive Group, Inc.(r)                                                          183
     32,280  Best Buy Co., Inc.                                                                      2,085
      4,320  Big Lots, Inc.                                                                            188
     18,710  Bloomin'Brands, Inc.                                                                      366
      7,060  Buckle, Inc.(l)                                                                           135
     17,310  Costco Wholesale Corp.                                                                  4,003
      2,460  Cracker Barrel Old Country Store, Inc.(l)                                                 445
     25,790  Del Taco Restaurants, Inc.(r)                                                             276
      6,140  Dick's Sporting Goods, Inc.                                                               221
      5,470  Foot Locker, Inc.                                                                         308
     94,220  Gap, Inc.                                                                               2,571
      4,050  Group 1 Automotive, Inc.                                                                  228
     15,210  Hibbett Sports, Inc.(r)                                                                   236
     22,020  Home Depot, Inc.                                                                        3,971
     34,980  Kohl's Corp.                                                                            2,350
      5,730  La-Z-Boy, Inc.                                                                            167
      2,460  Lithia Motors, Inc. "A"                                                                   204
     74,690  Macy's, Inc.                                                                            2,556
      4,470  MSC Industrial Direct Co., Inc. "A"                                                       396
      3,050  Nu Skin Enterprises, Inc. "A"                                                             201
      6,180  O'Reilly Automotive, Inc.(r)                                                            2,143
      4,070  Penske Automotive Group, Inc.                                                             177
    147,920  Qurate Retail, Inc.(r)                                                                  3,287
     28,040  Ross Stores, Inc.                                                                       2,456
      8,400  Rush Enterprises, Inc. "A"                                                                320
     10,120  Sonic Corp.                                                                               440
     53,960  Target Corp.                                                                            3,829

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     58,680  TJX Companies, Inc.                                                                $    2,867
      4,450  Williams-Sonoma, Inc.                                                                     252
                                                                                                ----------
                                                                                                    36,861
                                                                                                ----------
             Total Consumer, Cyclical                                                               65,244
                                                                                                ----------
             CONSUMER, NON-CYCLICAL (5.3%)
             -----------------------------
             AGRICULTURE (0.2%)
     32,010  Altria Group, Inc.                                                                      1,755
     88,880  Archer-Daniels-Midland Co.                                                              4,090
                                                                                                ----------
                                                                                                     5,845
                                                                                                ----------
             BEVERAGES (0.3%)
     30,502  Brown-Forman Corp. "B"                                                                  1,456
     88,500  Coca-Cola Co.                                                                           4,460
     32,620  Molson Coors Brewing Co. "B"                                                            2,145
                                                                                                ----------
                                                                                                     8,061
                                                                                                ----------
             BIOTECHNOLOGY (0.7%)
     15,200  Biogen, Inc.(r)                                                                         5,073
        970  Bio-Rad Laboratories, Inc. "A"(r)                                                         266
      3,970  Cambrex Corp.(r)                                                                          190
     33,100  Celgene Corp.(r)                                                                        2,391
      4,220  Emergent BioSolutions, Inc.(r)                                                            307
     16,060  Exelixis, Inc.(r)                                                                         326
     53,110  Gilead Sciences, Inc.                                                                   3,821
     14,260  Halozyme Therapeutics, Inc.(r)                                                            235
      7,270  Illumina, Inc.(r)                                                                       2,454
      6,130  Myriad Genetics, Inc.(r)                                                                  198
      3,710  REGENXBIO, Inc.(r)                                                                        222
     23,380  United Therapeutics Corp.(r)                                                            2,761
                                                                                                ----------
                                                                                                    18,244
                                                                                                ----------
             COMMERCIAL SERVICES (0.8%)
      5,750  AMN Healthcare Services, Inc.(r)                                                          366
      6,490  Avis Budget Group, Inc.(r)                                                                190
     10,970  Booz Allen Hamilton Holding Corp.                                                         563
     85,190  H&R Block, Inc.                                                                         2,301
     23,010  Hackett Group, Inc.                                                                       406
     18,960  Moody's Corp.                                                                           3,016
     12,400  Quad/Graphics, Inc.                                                                       203
     16,440  S&P Global, Inc.                                                                        3,006
    172,050  Sabre Corp.                                                                             4,399
      7,760  Sotheby's(r)                                                                              310
     16,400  United Rentals, Inc.(r)                                                                 1,921

================================================================================

14  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     23,010  Verisk Analytics, Inc.(r)                                                          $    2,838
    137,610  Western Union Co.                                                                       2,578
                                                                                                ----------
                                                                                                    22,097
                                                                                                ----------
             COSMETICS/PERSONAL CARE (0.2%)
     14,650  Estee Lauder Companies, Inc. "A"                                                        2,090
     50,160  Procter & Gamble Co.                                                                    4,741
                                                                                                ----------
                                                                                                     6,831
                                                                                                ----------
             FOOD (0.7%)
      5,110  Cal-Maine Foods, Inc.                                                                     239
     14,430  Flowers Foods, Inc.                                                                       286
     57,020  Hormel Foods Corp.                                                                      2,571
     20,580  Hostess Brands, Inc.(r)                                                                   240
     13,730  Ingles Markets, Inc. "A"                                                                  399
     21,340  Ingredion, Inc.                                                                         2,229
     20,400  JM Smucker Co.                                                                          2,132
    125,200  Kroger Co.                                                                              3,713
     18,850  McCormick & Co., Inc.                                                                   2,828
      2,530  Sanderson Farms, Inc.                                                                     286
     35,770  Sysco Corp.                                                                             2,411
     36,690  Tyson Foods, Inc. "A"                                                                   2,163
                                                                                                ----------
                                                                                                    19,497
                                                                                                ----------
             HEALTHCARE-PRODUCTS (0.5%)
      4,140  ABIOMED, Inc.(r)                                                                        1,377
      7,810  Bruker Corp.                                                                              259
     12,600  Edwards Lifesciences Corp.(r)                                                           2,041
     17,640  Henry Schein, Inc.(r)                                                                   1,573
      4,020  Hill-Rom Holdings, Inc.                                                                   390
     10,570  IDEXX Laboratories, Inc.(r)                                                             2,154
      4,230  Intuitive Surgical, Inc.(r)                                                             2,246
      3,150  Masimo Corp.(r)                                                                           348
     19,350  Meridian Bioscience, Inc.                                                                 367
     60,250  MiMedx Group, Inc.(l),(r)                                                                 181
     13,200  Patterson Companies, Inc.                                                                 335
      3,830  STERIS plc                                                                                456
     12,210  Stryker Corp.                                                                           2,142
                                                                                                ----------
                                                                                                    13,869
                                                                                                ----------
             HEALTHCARE-SERVICES (0.6%)
     14,700  Centene Corp.(r)                                                                        2,091
      1,150  Chemed Corp.                                                                              364
     13,600  Cigna Corp.                                                                             3,038

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
      5,000  Encompass Health Corp.                                                             $      376
     12,300  HCA Healthcare, Inc.                                                                    1,771
     16,240  Laboratory Corp. of America Holdings(r)                                                 2,365
      7,360  MEDNAX, Inc.(r)                                                                           296
     24,210  Quest Diagnostics, Inc.                                                                 2,144
     16,410  Select Medical Holdings Corp.(r)                                                          318
     24,360  Universal Health Services, Inc. "B"                                                     3,362
      1,610  WellCare Health Plans, Inc.(r)                                                            411
                                                                                                ----------
                                                                                                    16,536
                                                                                                ----------
             HOUSEHOLD PRODUCTS/WARES (0.1%)
     23,850  ACCO Brands Corp.                                                                         193
     40,220  Church & Dwight Co., Inc.                                                               2,662
      1,760  Helen of Troy Ltd.(r)                                                                     252
                                                                                                ----------
                                                                                                     3,107
                                                                                                ----------
             PHARMACEUTICALS (1.2%)
     36,740  AmerisourceBergen Corp.                                                                 3,266
     52,830  Cardinal Health, Inc.                                                                   2,897
     13,230  Concert Pharmaceuticals, Inc.(r)                                                          190
     18,950  Corcept Therapeutics, Inc.(r)                                                             264
     39,620  CVS Health Corp.                                                                        3,177
      2,850  Eagle Pharmaceuticals, Inc.(r)                                                            144
     16,420  Eli Lilly & Co.                                                                         1,948
      2,600  Enanta Pharmaceuticals, Inc.(r)                                                           206
     36,310  Lannett Co., Inc.(r)                                                                      214
     19,950  McKesson Corp.                                                                          2,484
     34,480  Merck & Co., Inc.                                                                       2,736
     77,500  Mylan N.V.(r)                                                                           2,624
    179,020  Pfizer, Inc.                                                                            8,276
      4,630  Phibro Animal Health Corp. "A"                                                            157
      2,940  PRA Health Sciences, Inc.(r)                                                              343
      6,270  Prestige Consumer Healthcare, Inc.(r)                                                     243
      5,820  Supernus Pharmaceuticals, Inc.(r)                                                         276
     39,240  Zoetis, Inc.                                                                            3,683
                                                                                                ----------
                                                                                                    33,128
                                                                                                ----------
             Total Consumer, Non-cyclical                                                          147,215
                                                                                                ----------
             DIVERSIFIED (0.0%)
             ------------------
             HOLDING COMPANIES-DIVERSIFIED (0.0%)
      2,670  Spectrum Brands Holdings, Inc.                                                            132
                                                                                                ----------
             ENERGY (1.3%)
             -------------
             COAL (0.0%)
     22,880  Warrior Met Coal, Inc.                                                                    542
                                                                                                ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENERGY-ALTERNATE SOURCES (0.0%)
     11,830  Renewable Energy Group, Inc.(r)                                                    $      319
      6,170  SolarEdge Technologies, Inc.(l),(r)                                                       240
                                                                                                ----------
                                                                                                       559
                                                                                                ----------
             OIL & GAS (1.0%)
    127,640  Antero Resources Corp.(r)                                                               1,676
     49,630  Apache Corp.                                                                            1,744
     28,800  Cimarex Energy Co.                                                                      2,361
     84,820  ConocoPhillips                                                                          5,613
     22,000  Continental Resources, Inc.(r)                                                          1,006
     53,730  Devon Energy Corp.                                                                      1,452
     28,590  Hess Corp.                                                                              1,541
     57,580  HollyFrontier Corp.                                                                     3,597
     36,930  Laredo Petroleum, Inc.(r)                                                                 161
     11,090  Mammoth Energy Services, Inc.                                                             279
     72,340  Marathon Oil Corp.                                                                      1,207
     47,650  Marathon Petroleum Corp.                                                                3,105
     10,150  Matador Resources Co.(r)                                                                  232
     15,440  Par Pacific Holdings, Inc.(r)                                                             261
      7,320  PBF Energy, Inc. "A"                                                                      283
     67,630  Southwestern Energy Co.(r)                                                                326
     52,150  SRC Energy, Inc.(r)                                                                       301
     28,090  Valero Energy Corp.                                                                     2,244
                                                                                                ----------
                                                                                                    27,389
                                                                                                ----------
             OIL & GAS SERVICES (0.0%)
     17,590  ProPetro Holding Corp.(r)                                                                 285
     17,720  U.S. Silica Holdings, Inc.(l)                                                             252
                                                                                                ----------
                                                                                                       537
                                                                                                ----------
             PIPELINES (0.3%)
     25,740  Cheniere Energy, Inc.(r)                                                                1,573
     37,110  ONEOK, Inc.                                                                             2,280
     72,030  Plains GP Holdings, LP "A"(r)                                                           1,594
     29,240  Targa Resources Corp.                                                                   1,305
                                                                                                ----------
                                                                                                     6,752
                                                                                                ----------
             Total Energy                                                                           35,779
                                                                                                ----------
             FINANCIAL (3.1%)
             ----------------
             BANKS (1.4%)
      6,750  Bank of Hawaii Corp.                                                                      538
     14,300  BankUnited, Inc.                                                                          494
     19,240  Cadence BanCorp                                                                           395
     25,670  Capital One Financial Corp.                                                             2,302
     29,160  Comerica, Inc.                                                                          2,309

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
      5,500  Cullen/Frost Bankers, Inc.                                                         $      552
     67,190  East West Bancorp, Inc.                                                                 3,607
    141,220  Fifth Third Bancorp                                                                     3,944
     12,770  Great Western Bancorp, Inc.                                                               476
     31,380  Hope Bancorp, Inc.                                                                        477
     46,740  J.P. Morgan Chase & Co.                                                                 5,197
     18,000  Meta Financial Group, Inc.                                                                411
    234,520  Regions Financial Corp.                                                                 3,858
     26,780  Signature Bank                                                                          3,303
      8,520  SVB Financial Group(r)                                                                  2,171
     86,610  U.S. Bancorp.                                                                           4,717
     10,450  Western Alliance Bancorp(r)                                                               490
     67,010  Zions Bancorp. N.V.                                                                     3,261
                                                                                                ----------
                                                                                                    38,502
                                                                                                ----------
             DIVERSIFIED FINANCIAL SERVICES (1.1%)
     13,930  Affiliated Managers Group, Inc.                                                         1,548
     19,450  Alliance Data Systems Corp.                                                             3,897
    126,580  Ally Financial, Inc.                                                                    3,377
     17,950  American Express Co.                                                                    2,015
     10,230  CME Group, Inc.                                                                         1,944
     10,270  Encore Capital Group, Inc.(l),(r)                                                         287
      6,800  Federal Agricultural Mortgage Corp. "C"                                                   449
     72,460  Franklin Resources, Inc.                                                                2,456
     24,230  Mastercard, Inc. "A"                                                                    4,872
      7,290  Nelnet, Inc. "A"                                                                          397
     67,114  Synchrony Financial                                                                     1,744
     22,280  T. Rowe Price Group, Inc.                                                               2,214
     18,710  Virtu Financial, Inc. "A"                                                                 471
     27,690  Visa, Inc. "A"(l)                                                                       3,924
     20,770  Waddell & Reed Financial, Inc. "A"                                                        423
      3,530  World Acceptance Corp.(r)                                                                 385
                                                                                                ----------
                                                                                                    30,403
                                                                                                ----------
             INSURANCE (0.6%)
     53,260  Aflac, Inc.                                                                             2,436
     10,790  American Equity Investment Life Holding Co.                                               368
     33,540  Athene Holding Ltd. "A"(r)                                                              1,459
      8,430  Employers Holdings, Inc.                                                                  379
     13,660  Essent Group Ltd.(r)                                                                      527
      3,650  Primerica, Inc.                                                                           434
     34,740  Principal Financial Group, Inc.                                                         1,713
     40,610  Progressive Corp.                                                                       2,692
     18,050  Prudential Financial, Inc.                                                              1,692

================================================================================

18  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     28,050  Torchmark Corp.                                                                    $    2,424
      8,250  Universal Insurance Holdings, Inc.                                                        362
     58,410  Voya Financial, Inc.                                                                    2,626
                                                                                                ----------
                                                                                                    17,112
                                                                                                ----------
             Total Financial                                                                        86,017
                                                                                                ----------
             INDUSTRIAL (1.8%)
             -----------------
             AEROSPACE/DEFENSE (0.1%)
      7,720  Boeing Co.                                                                              2,677
                                                                                                ----------
             BUILDING MATERIALS (0.2%)
      7,160  Apogee Enterprises, Inc.                                                                  261
     51,300  Fortune Brands Home & Security, Inc.                                                    2,247
      5,300  Masonite International Corp.(r)                                                           284
     22,950  NCI Building Systems, Inc.(r)                                                             261
     48,020  Owens Corning                                                                           2,504
      5,580  Patrick Industries, Inc.(r)                                                               222
                                                                                                ----------
                                                                                                     5,779
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      6,930  Generac Holdings, Inc.(r)                                                                 394
                                                                                                ----------
             ELECTRONICS (0.5%)
     49,220  Arrow Electronics, Inc.(r)                                                              3,789
     13,230  Atkore International Group, Inc.(r)                                                       270
     11,020  Jabil, Inc.                                                                               275
     30,300  Keysight Technologies, Inc.(r)                                                          1,873
      5,730  Mettler-Toledo International, Inc.(r)                                                   3,648
      5,318  SYNNEX Corp.                                                                              429
      3,300  Tech Data Corp.(r)                                                                        297
     16,160  Waters Corp.(r)                                                                         3,209
                                                                                                ----------
                                                                                                    13,790
                                                                                                ----------
             ENGINEERING & CONSTRUCTION (0.1%)
     40,790  Fluor Corp.                                                                             1,670
                                                                                                ----------
             ENVIRONMENTAL CONTROL (0.1%)
     31,660  Waste Management, Inc.                                                                  2,968
                                                                                                ----------
             HAND/MACHINE TOOLS (0.1%)
      4,740  Regal Beloit Corp.                                                                        370
      9,510  Snap-on, Inc.                                                                           1,581
                                                                                                ----------
                                                                                                     1,951
                                                                                                ----------
             MACHINERY-DIVERSIFIED (0.2%)
     30,460  AGCO Corp.                                                                              1,818
     16,030  Cummins, Inc.                                                                           2,421

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     16,430  Ichor Holdings Ltd.(l),(r)                                                         $      299
                                                                                                ----------
                                                                                                     4,538
                                                                                                ----------
             METAL FABRICATION/HARDWARE (0.0%)
      8,040  Timken Co.                                                                                323
                                                                                                ----------
             MISCELLANEOUS MANUFACTURERS (0.2%)
      4,450  Crane Co.                                                                                 384
     39,370  Eaton Corp. plc                                                                         3,029
      7,180  Hillenbrand, Inc.                                                                         318
      2,960  Sturm Ruger & Co., Inc.                                                                   159
     47,940  Textron, Inc.                                                                           2,692
      8,490  Trinseo S.A.                                                                              429
                                                                                                ----------
                                                                                                     7,011
                                                                                                ----------
             PACKAGING & CONTAINERS (0.1%)
     11,000  Berry Global Group, Inc.(r)                                                               554
     15,860  Silgan Holdings, Inc.                                                                     408
     31,030  Westrock Co.                                                                            1,462
                                                                                                ----------
                                                                                                     2,424
                                                                                                ----------
             SHIPBUILDING (0.0%)
      6,900  Huntington Ingalls Industries, Inc.                                                     1,487
                                                                                                ----------
             TRANSPORTATION (0.2%)
      9,350  Air Transport Services Group, Inc.(r)                                                     173
     21,410  CH Robinson Worldwide, Inc.                                                             1,977
     15,140  Union Pacific Corp.                                                                     2,328
      5,690  Werner Enterprises, Inc.                                                                  193
                                                                                                ----------
                                                                                                     4,671
                                                                                                ----------
             TRUCKING & LEASING (0.0%)
      6,100  Greenbrier Companies, Inc.                                                                298
                                                                                                ----------
             Total Industrial                                                                       49,981
                                                                                                ----------
             TECHNOLOGY (3.3%)
             -----------------
             COMPUTERS (1.3%)
     35,560  Apple, Inc.                                                                             6,350
      2,660  CACI International, Inc. "A"(r)                                                           439
     43,280  Cognizant Technology Solutions Corp. "A"                                                3,083
     39,280  DXC Technology Co.                                                                      2,476
     17,310  Fortinet, Inc.(r)                                                                       1,278
    222,300  Hewlett Packard Enterprise Co.                                                          3,334
      5,500  Insight Enterprises, Inc.(r)                                                              245
     43,970  International Business Machines Corp.                                                   5,464
     55,420  Leidos Holdings, Inc.                                                                   3,491
      7,700  MAXIMUS, Inc.                                                                             548

================================================================================

20  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     10,710  NCR Corp.(r)                                                                       $      297
     26,390  NetApp, Inc.                                                                            1,765
      5,560  Science Applications International Corp.                                                  387
     88,980  Seagate Technology plc                                                                  3,834
     61,020  Western Digital Corp.                                                                   2,770
                                                                                                ----------
                                                                                                    35,761
                                                                                                ----------
             OFFICE/BUSINESS EQUIPMENT (0.0%)
     35,540  Pitney Bowes, Inc.                                                                        300
                                                                                                ----------
             SEMICONDUCTORS (0.8%)
     83,350  Advanced Micro Devices, Inc.(r)                                                         1,775
     39,980  Applied Materials, Inc.                                                                 1,490
      6,990  Cirrus Logic, Inc.(r)                                                                     262
     85,600  Intel Corp.                                                                             4,221
     13,340  Lam Research Corp.                                                                      2,094
    105,460  Micron Technology, Inc.(r)                                                              4,066
     14,360  NVIDIA Corp.                                                                            2,347
     26,460  QUALCOMM, Inc.                                                                          1,542
      8,630  SMART Global Holdings, Inc.(r)                                                            296
     18,030  Texas Instruments, Inc.                                                                 1,800
     29,040  Ultra Clean Holdings, Inc.(r)                                                             273
     26,310  Xilinx, Inc.                                                                            2,433
                                                                                                ----------
                                                                                                    22,599
                                                                                                ----------
             SOFTWARE (1.2%)
     11,560  Adobe, Inc.(r)                                                                          2,900
     16,860  Broadridge Financial Solutions, Inc.                                                    1,785
     38,950  Citrix Systems, Inc.(r)                                                                 4,244
     11,970  CSG Systems International, Inc.                                                           420
    146,450  First Data Corp. "A"(r)                                                                 2,794
     18,340  Intuit, Inc.                                                                            3,935
      6,020  j2 Global, Inc.                                                                           444
      9,130  Manhattan Associates, Inc.(r)                                                             452
     65,740  Microsoft Corp.                                                                         7,290
     11,720  MSCI, Inc.                                                                              1,841
     99,660  Oracle Corp.                                                                            4,860
     18,070  salesforce.com, Inc.(r)                                                                 2,580
                                                                                                ----------
                                                                                                    33,545
                                                                                                ----------
             Total Technology                                                                       92,205
                                                                                                ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC (0.5%)
     49,920  Consolidated Edison, Inc.                                                               4,011
     72,000  Exelon Corp.                                                                            3,340

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
      4,680  IDACORP, Inc.                                                                      $      460
     17,800  NextEra Energy, Inc.                                                                    3,235
     65,550  PPL Corp.                                                                               2,005
     45,740  Spark Energy, Inc. "A"(l)                                                                 416
                                                                                                ----------
                                                                                                    13,467
                                                                                                ----------
             GAS (0.1%)
      9,640  New Jersey Resources Corp.                                                                468
      5,490  Southwest Gas Holdings, Inc.                                                              432
     57,510  UGI Corp.                                                                               3,304
                                                                                                ----------
                                                                                                     4,204
                                                                                                ----------
             Total Utilities                                                                        17,671
                                                                                                ----------
             Total Common Stocks (cost: $543,270)                                                  567,449
                                                                                                ----------

             EXCHANGE-TRADED FUNDS (4.3%)
     50,000  Invesco S&P MidCap Low Volatility ETF                                                   2,424
     50,000  Invesco S&P SmallCap Low Volatility ETF(l)                                              2,382
     71,120  iShares Russell 2000 ETF                                                               10,854
     14,000  Vanguard Mid-Cap ETF                                                                    2,156
    399,030  Vanguard S&P 500 ETF                                                                  101,146
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $108,387)                                          118,962
                                                                                                ----------

             PREFERRED STOCKS (0.6%)

             COMMUNICATIONS (0.2%)
             ---------------------
             TELECOMMUNICATIONS (0.2%)
    220,000  Qwest Corp., 6.50%(j)                                                                   4,603
                                                                                                ----------
             CONSUMER, NON-CYCLICAL (0.2%)
             -----------------------------
             AGRICULTURE (0.0%)
     30,000  CHS, Inc., cumulative redeemable "B", 7.88%(s)                                            811
                                                                                                ----------
             FOOD (0.2%)
     45,000  Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(s)                     4,523
                                                                                                ----------
             Total Consumer, Non-cyclical                                                            5,334
                                                                                                ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS (0.2%)
     11,400  Chesapeake Energy Corp., 5.75%(a),(s)                                                   6,418
                                                                                                ----------
             FINANCIAL (0.0%)
             ----------------
             BANKS (0.0%)
        500  M&T Bank Corp., cumulative redeemable, 6.38%(s)                                           502
                                                                                                ----------

================================================================================

22  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INSURANCE (0.0%)
      3,500  American Overseas Group Ltd., non-cumulative, 6.29%,
               (3 mo. LIBOR + 3.56%)(b),(e),(f),(g)                                             $      875
                                                                                                ----------
             Total Financial                                                                         1,377
                                                                                                ----------
             Total Preferred Stocks (cost: $22,262)                                                 17,732
                                                                                                ----------
             Total U.S. Equity Securities (cost: $673,919)                                         704,143
                                                                                                ----------

             GLOBAL REAL ESTATE EQUITY SECURITIES (2.5%)

             COMMON STOCKS (1.0%)

             FINANCIAL (1.0%)
             ----------------
             DIVERSIFIED FINANCIAL SERVICES (0.0%)
     21,660  Altisource Portfolio Solutions S.A.(l),(r)                                                514
                                                                                                ----------
             REAL ESTATE (0.3%)
     58,650  CBRE Group, Inc. "A"(r)                                                                 2,562
     12,720  HFF, Inc. "A"                                                                             514
     15,870  Jones Lang LaSalle, Inc.                                                                2,272
     27,250  Realogy Holdings Corp.(l)                                                                 525
      6,560  RMR Group, Inc. "A"                                                                       424
                                                                                                ----------
                                                                                                     6,297
                                                                                                ----------
             REITS (0.7%)
    293,440  Annaly Capital Management, Inc.                                                         2,946
     23,250  CoreCivic, Inc.                                                                           510
     23,160  GEO Group, Inc.                                                                           538
    130,080  Host Hotels & Resorts, Inc.                                                             2,472
    132,450  Kimco Realty Corp.                                                                      2,166
     24,570  Ladder Capital Corp.                                                                      434
      8,370  Lamar Advertising Co. "A"                                                                 635
     12,480  LTC Properties, Inc.                                                                      580
     13,344  PotlatchDeltic Corp.                                                                      495
     53,120  Prologis, Inc.                                                                          3,577
     23,550  Tanger Factory Outlet Centers, Inc.(l)                                                    557
     43,070  Ventas, Inc.                                                                            2,734
     72,460  Washington Prime Group, Inc.                                                              453
     70,780  Weyerhaeuser Co.                                                                        1,869
                                                                                                ----------
                                                                                                    19,966
                                                                                                ----------
             Total Financial                                                                        26,777
                                                                                                ----------
             Total Common Stocks (cost: $28,046)                                                    26,777
                                                                                                ----------

             EXCHANGE-TRADED FUNDS (1.5%)
    526,850  Vanguard Real Estate ETF (cost: $41,914)                                               43,191
                                                                                                ----------
             Total Global Real Estate Equity Securities (cost: $69,960)                             69,968
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.4%)

             COMMON STOCKS (0.1%)

             BASIC MATERIALS (0.1%)
             ----------------------
             IRON/STEEL (0.1%)
     24,480  Nucor Corp.                                                                        $    1,479
     45,140  Steel Dynamics, Inc.                                                                    1,589
                                                                                                ----------
                                                                                                     3,068
                                                                                                ----------
             MINING (0.0%)
    216,393  Hycroft Mining Corp.(e),(f),(g),(r)                                                         2
                                                                                                ----------
             Total Basic Materials                                                                   3,070
                                                                                                ----------
             Total Common Stocks (cost: $11,758)                                                     3,070
                                                                                                ----------

             EXCHANGE-TRADED FUNDS (1.3%)
     10,000  First Trust Global Tactical Commodity Strategy Fund                                       186
    256,100  Invesco DB Commodity Index Tracking Fund(r)                                             3,916
    297,000  United States Commodity Index Fund(l),(r)                                              11,363
    893,000  VanEck Vectors Gold Miners ETF                                                         17,047
    101,000  VanEck Vectors Junior Gold Miners ETF                                                   2,686
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $41,107)                                            35,198
                                                                                                ----------
             Total Precious Metals and Commodity-Related Securities (cost: $52,865)                 38,268
                                                                                                ----------
----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON
(000)                                                                   RATE         MATURITY
----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.7%)

             COMMERCIAL PAPER (0.6%)
$     4,100  CNH Industrial Capital, LLC(a)                             3.25%       1/07/2019        4,087
      3,000  CNH Industrial Capital, LLC(a)                             3.25        1/08/2019        2,990
      6,000  Enable Midstream Partners(a)                               2.91       12/11/2018        5,996
      1,500  Energy Transfer Partners(a)                                2.85       12/03/2018        1,500
        893  Energy Transfer Partners(a)                                2.95       12/03/2018          893
                                                                                                ----------
             Total Commercial Paper (cost: $15,463)                                                 15,466
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
  4,300,801  State Street Institutional Treasury Money Market Fund
               Premier Class, 2.19%(t) (cost: $4,301)                                                4,301
                                                                                                ----------
             Total Money Market Instruments (cost: $19,764)                                         19,767
                                                                                                ----------

================================================================================

24  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (5.0%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.0%)
 40,256,001  HSBC U.S. Government Money Market Fund Class I, 2.13%(t)                           $   40,256
 41,829,284  Invesco Government & Agency Portfolio Institutional
               Class, 2.12%(t)                                                                      41,829
 56,875,582  Western Asset Institutional Government Reserves Institutional
               Class, 2.10%(t)                                                                      56,876
             Total Short-Term Investments Purchased with Cash
               Collateral from Securities Loaned (cost: $138,961)                                  138,961
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,904,739)                                               $2,913,286
                                                                                                ==========

----------------------------------------------------------------------------------------------------------
                                                                                                UNREALIZED
                                                        NOTIONAL          CONTRACT           APPRECIATION/
NUMBER OF                               EXPIRATION       AMOUNT             VALUE           (DEPRECIATION)
CONTRACTS    DESCRIPTION                   DATE          (000)              (000)                    (000)
----------------------------------------------------------------------------------------------------------
             FUTURES (2.5%)

             LONG FUTURES

             EQUITY CONTRACTS
     282     E-mini S&P 500             12/21/2018      USD  40,449         $  38,892              $(1,557)
                                                                            ---------              -------
             TOTAL LONG FUTURES                                             $  38,892              $(1,557)
                                                                            ---------              -------
             SHORT FUTURES

             EQUITY CONTRACTS
     438     Swiss Market Future
               Index                    12/21/2018      CHF (39,251)        $ (39,573)             $  (322)
                                                                            ---------              -------
             INTEREST RATE CONTRACTS
     490     U.S. Treasury Bond          3/20/2019      USD (68,258)        $ (68,554)             $  (296)
                                                                            ---------              -------

             TOTAL SHORT FUTURES                                            $(108,127)             $  (618)
                                                                            ---------              -------

             TOTAL FUTURES                                                  $ (69,235)             $(2,175)
                                                                            =========              =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                         $        -         $  36,569               $  -       $   36,569
  Bank Loans                                               -             3,910                  -            3,910
  Collateralized Mortgage Obligations                      -             1,592                  -            1,592
  Commercial Mortgage Securities                           -            25,287                  -           25,287
  Convertible Securities                                   -             5,017                 31            5,048
  Corporate Obligations                                    -           121,112                  -          121,112
  Eurodollar and Yankee Obligations                        -            28,948                  -           28,948
  Fixed-Income Exchange-Traded
    Funds                                            243,568                 -                  -          243,568
  Municipal Obligations                                    -               454                  -              454
  U.S. Government Agency Issues                            -           240,397                  -          240,397
  U.S. Treasury Securities                           386,555             6,730                  -          393,285
International Equity Securities:
  Common Stocks                                        7,773                 -                  -            7,773
  Exchange-Traded Funds                              827,200                 -                  -          827,200
  Preferred Stocks                                         -             7,036                  -            7,036
U.S. Equity Securities:
  Common Stocks                                      567,449                 -                  -          567,449
  Exchange-Traded Funds                              118,962                 -                  -          118,962
  Preferred Stocks                                         -            16,857                875           17,732
Global Real Estate Equity Securities:
  Common Stocks                                       26,777                 -                  -           26,777
  Exchange-Traded Funds                               43,191                 -                  -           43,191
Precious Metals and Commodity-
  Related Securities:
  Common Stocks                                        3,068                 -                  2            3,070
  Exchange-Traded Funds                               35,198                 -                  -           35,198
Money Market Instruments:
  Commercial Paper                                         -            15,466                  -           15,466
  Government & U.S. Treasury
    Money Market Funds                                 4,301                 -                  -            4,301
Short-Term Investments Purchased
  with Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                               138,961                 -                  -          138,961
------------------------------------------------------------------------------------------------------------------
Total                                             $2,403,003         $ 509,375               $908       $2,913,286
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                          LEVEL 1           LEVEL 2            LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                        $   (2,175)        $       -               $  -       $   (2,175)
------------------------------------------------------------------------------------------------------------------
Total                                             $   (2,175)        $       -               $  -       $   (2,175)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

26  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.6% of net assets at November 30, 2018.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payment generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by,

================================================================================

28  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

   U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

   represents an annualized yield at time of purchase or coupon rate, if applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   LIBOR       London Interbank Offered Rate

   REITS       Real estate investment trusts - Dividend distributions from
              REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   STRIPS      Separate trading of registered interest and principal of
              securities

   Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   INS         Principal and interest payments are insured by the name listed.
              Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an

================================================================================

30  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

       exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (b) Variable-rate security - interest rate is adjusted periodically.
       The interest rate disclosed represents the rate at November 30, 2018.

   (c) Senior loans (loans) - are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (d) Stated interest rates may change slightly over time as underlying mortgages paydown.

   (e) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

   (f) Security was fair valued at November 30, 2018, by USAA Asset
       Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,011,000, which represented less than 0.1% of the Fund's net assets.

   (g) Security was classified as Level 3.

   (h) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   (i) All of the coupon is PIK.

   (j) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.

   (k) Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

   (l) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (m) At November 30, 2018, the issuer was in default with respect to interest and/or principal payments.

   (n) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

================================================================================

32  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   (o) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (p) Securities with a value of $9,635,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (q) Investment in affiliated exchange-traded fund.

   (r) Non-income-producing security.

   (s) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (t) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in unaffiliated securities, at market value
      (including securities on loan of $137,576) (cost of $2,901,276)              $2,910,288
   Investments in affiliated underlying funds, at market value (cost of $3,463)         2,998
   Cash denominated in foreign currencies (identified cost of $1,301)                   1,265
   Receivables:
      Capital shares sold                                                               2,277
      USAA Asset Management Company (Note 6)                                              420
      Dividends and interest                                                            5,828
      Securities sold                                                                  29,590
      Other                                                                               161
                                                                                   ----------
         Total assets                                                               2,952,827
                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                138,961
      Securities purchased                                                             19,095
      Capital shares redeemed                                                           1,236
      Bank overdraft                                                                    9,844
   Variation margin on futures contracts                                                2,172
   Accrued management fees                                                              1,344
   Accrued transfer agent's fees                                                          154
   Other accrued expenses and payables                                                    261
                                                                                   ----------
         Total liabilities                                                            173,067
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $2,779,760
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $2,693,816
   Distributable earnings                                                              85,944
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $2,779,760
                                                                                   ==========
   Capital shares outstanding, no par value                                           114,561
                                                                                   ==========
   Net asset value, redemption price, and offering price per share                 $    24.26
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                        $  22,106
   Interest                                                                            14,815
   Securities lending (net)                                                               382
                                                                                    ---------
      Total income                                                                     37,303
                                                                                    ---------
EXPENSES
   Management fees                                                                      8,369
   Administration and servicing fees                                                    2,128
   Transfer agent's fees                                                                3,279
   Custody and accounting                                                                 246
   Postage                                                                                125
   Shareholder reporting fees                                                              63
   Trustees' fees                                                                          18
   Registration fees                                                                       50
   Professional fees                                                                       67
   Other                                                                                   25
                                                                                    ---------
      Total expenses                                                                   14,370
   Expenses reimbursed                                                                   (471)
                                                                                    ---------
         Net expenses                                                                  13,899
                                                                                    ---------
NET INVESTMENT INCOME                                                                  23,404
                                                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                      49,983
      Foreign currency transactions                                                         7
      Futures transactions                                                              5,932
   Change in net unrealized appreciation/(depreciation) of:
      Unaffiliated investments                                                       (107,632)
      Affiliated investments (Note 8)                                                    (311)
      Foreign capital gains tax                                                            51
      Foreign currency translations                                                       (14)
      Futures contracts                                                                (3,764)
                                                                                    ---------
         Net realized and unrealized loss                                             (55,748)
                                                                                    ---------
   Decrease in net assets resulting from operations                                 $ (32,344)
                                                                                    =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

---------------------------------------------------------------------------------------------

                                                                     11/30/2018     5/31/2018
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   23,404    $   40,658
   Net realized gain on investments                                      49,983       137,280
   Net realized gain on foreign currency transactions                         7         1,093
   Net realized gain on long-term capital gain
      distributions from other investment companies                           -            46
   Net realized gain on futures transactions                              5,932        28,848
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                      (107,943)      (45,009)
      Foreign capital gains tax                                              51           (41)
      Foreign currency translations                                         (14)         (118)
      Futures contracts                                                  (3,764)       (7,268)
                                                                     ------------------------
      Increase (decrease) in net assets resulting from operations       (32,344)      155,489
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS                                                  (69,760)     (184,409)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            107,162       224,649
   Reorganization (Note 9)                                              381,150             -
   Reinvested dividends                                                  69,209       182,859
   Cost of shares redeemed                                             (169,540)     (283,112)
                                                                     ------------------------
      Increase in net assets from capital share transactions            387,981       124,396
                                                                     ------------------------
   Net increase in net assets                                           285,877        95,476

NET ASSETS
   Beginning of period                                                2,493,883     2,398,407
                                                                     ------------------------
   End of period                                                     $2,779,760    $2,493,883
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            4,292         8,519
   Reorganization shares (Note 9)                                        17,570             -
   Shares issued for dividends reinvested                                 2,755         7,016
   Shares redeemed                                                       (6,786)      (10,732)
                                                                     ------------------------
      Increase in shares outstanding                                     17,831         4,803
                                                                     ========================

See accompanying notes to financial statements.

================================================================================

36  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation with a secondary focus on current income.

The Cornerstone Moderately Aggressive Fund acquired the assets and liabilities of the First Start Growth Fund, in a reorganization that was effective at the close of business on June 22, 2018. The shareholders of the First Start Growth Fund approved a Plan of Reorganization and Termination on May 30, 2018. See Note 9 for additional information.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according

================================================================================

38  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

      to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   6. Repurchase agreements are valued at cost.

   7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

  10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has

================================================================================

40  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

      been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, and forward contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2018, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

================================================================================

42  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2018*
   (IN THOUSANDS)

                                           LIABILITY DERIVATIVES
   -----------------------------------------------------------------------------------------------
   DERIVATIVES NOT       STATEMENT OF
   ACCOUNTED FOR AS      ASSETS AND           INTEREST                      FOREIGN
   HEDGING               LIABILITIES          RATE            EQUITY        EXCHANGE
   INSTRUMENTS           LOCATION             CONTRACTS       CONTRACTS     CONTRACTS     TOTAL
   -----------------------------------------------------------------------------------------------
   USAA                  Distributable        $(296)**       $(1,879)**     $-            $(2,175)
   Cornerstone           earnings
   Moderately
   Aggressive Fund
   -----------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2018, see the Portfolio of Investments.

   ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2018 (IN THOUSANDS)

                                         NET REALIZED GAIN (LOSS)
   -----------------------------------------------------------------------------------------------
   DERIVATIVES NOT
   ACCOUNTED FOR AS      STATEMENT OF             INTEREST                    FOREIGN
   HEDGING               OPERATIONS               RATE          EQUITY        EXCHANGE
   INSTRUMENTS           LOCATION                 CONTRACTS     CONTRACTS     CONTRACTS     TOTAL
   -----------------------------------------------------------------------------------------------
   USAA                  Net realized gain        $2,307        $3,625        $-            $5,932
   Cornerstone           on Futures
   Moderately            transactions
   Aggressive Fund
   -----------------------------------------------------------------------------------------------

                        NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   -----------------------------------------------------------------------------------------------
   DERIVATIVES NOT
   ACCOUNTED FOR AS      STATEMENT OF             INTEREST                    FOREIGN
   HEDGING               OPERATIONS               RATE          EQUITY        EXCHANGE
   INSTRUMENTS           LOCATION                 CONTRACTS     CONTRACTS     CONTRACTS    TOTAL
   -----------------------------------------------------------------------------------------------
   USAA                  Change in net            $(2,668)      $(1,096)      $-          $(3,764)
   Cornerstone           unrealized
   Moderately            appreciations/
   Aggressive Fund       (depreciation) of
                         Futures contracts

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

44  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

================================================================================

46  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $11,000, which represents 3.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, REIT return of capital dividend, return of capital dividend, partnership basis, passive foreign investment company, futures contracts marked to market and hybrid interest accrual adjustments.

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

Prior to the merger, the First Start Growth Fund had no unused capital loss carryforwards.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                      NET
                                     GROSS           GROSS         UNREALIZED
                                   UNREALIZED      UNREALIZED     APPRECIATION/
FUND                              APPRECIATION    DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------
USAA Cornerstone Moderately
  Aggressive Fund                $117,352,000     $(108,805,000)    $8,547,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $1,397,915,000 and $1,359,745,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

PURCHASES                               SALES                     NET REALIZED GAIN
-----------------------------------------------------------------------------------
$1,222,000                              $-                               $-

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

================================================================================

48  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                                   NON-CASH COLLATERAL                        CASH COLLATERAL
---------------------------------------------------------------------------------------------------------
$137,576,000(1)                                    $2,430,000                               $138,961,000

(1) Includes $10,094,000 of securities on loan that were sold prior to November 30, 2018.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $8,369,000.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) (ETFs). The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six-month period ended November 30, 2018, the Fund's management fee was reimbursed by the Manager in an amount of $3,000, of which $1,000 was receivable from the Manager.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets for the fiscal year. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,128,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund Shares to 0.98% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $471,000, of which $419,000 was receivable from the Manager, which includes affiliated ETF(s) management fee reimbursement expenses and receivable.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,279,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

50  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated USAA Funds' net assets. The affiliated funds' annual or semiannual reports may be viewed on usaa.com. At November 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

AFFILIATED USAA FUND                                                       OWNERSHIP %
--------------------------------------------------------------------------------------
MSCI Emerging Markets Value Momentum Blend Index ETF                          1.8

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                              CHANGE
($ IN 000s)                                                                   IN NET
AFFILIATED                                     REALIZED    CAPITAL          UNREALIZED
USAA           PURCHASE    SALES    DIVIDEND    GAIN         GAIN         APPRECIATION/       MARKET VALUE
FUND             COST    PROCEEDS    INCOME    (LOSS)   DISTRIBUTIONS     (DEPRECIATION)    5/31/18 11/30/18
------------------------------------------------------------------------------------------------------------
MSCI
 Emerging
 Markets Value
 Momentum
 Blend Index
 ETF             $511       $-          $-        $-          $-              $(311)         $2,798  $2,998

(9) ACQUISITION OF USAA FIRST START GROWTH FUND

On June 22, 2018, the First Start Growth Fund was acquired by the Fund pursuant to a Plan of Reorganization and Termination, which was approved by shareholders of the First Start Growth Fund on May 30, 2018. The reorganization was accomplished by a tax-free exchange of 17,570,000 shares of the Fund (valued at $440,752,000) for 32,676,000 shares of the First Start Growth Fund (100% of the voting equity interests) outstanding on June 22, 2018. The reason for the transaction was to combine two funds with comparable investment objectives to create one larger fund with the potential for lower total operating expenses borne by shareholders. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

tax-free exchange of shares by the Fund for the assets and liabilities of the First Start Growth Fund on the date of the reorganization was as follows:

                                                                 PRIOR TO
                                                                 REORGANIZATION        AFTER REORGANIZATION
SHARES ISSUED BY                                                 TOTAL NET ASSETS      TOTAL NET ASSETS
USAA                     TOTAL NET ASSETS                        OF THE                OF THE
CORNERSTONE              OF THE USAA                             CORNERSTONE           CORNERSTONE
MODERATELY               FIRST START                             MODERATELY            MODERATELY
AGGRESSIVE FUND          GROWTH FUND         MERGER RATIO        AGGRESSIVE FUND       AGGRESSIVE FUND
------------------------------------------------------------------------------------------------------------
17,570,000               $440,752,000(b)     .538                $2,490,669,000(a)     $2,931,421,000

(a) Includes undistributed net investment income of $6,090,000 and unrealized appreciation on investments of $107,487,000 with a fair value of $2,486,634,000 and identified cost of $2,379,147,000.

(b) Includes $59,602,000 of unrealized appreciation on investments.

Assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received by the Fund was carried forward to align ongoing reporting of the portfolio's realized and unrealized gains and losses with amounts distributable for tax purposes.

The pro forma results of operations for the six-month period ended November 30, 2018, assuming the reorganization had been completed on June 1, 2018 (the beginning of the annual period), are as follows:

Net investment income                                                                       $ 1,653,000
Net realized gain on investments                                                            $ 66,000
Change in unrealized appreciation/(depreciation) on investments and
  foreign currency translations                                                             $(1,159,000)
Net increase in net assets resulting from operations                                        $ 560,000

The combined investment portfolios have been managed as a single portfolio since the merger was completed on June 22, 2018. Thus, it is not practicable to separate the amounts of revenue and earnings of the First Start Growth Fund that has been included in the Fund's Statement of Operations since June 22, 2018.

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK

================================================================================

52  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(11) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(12) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

54  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                           ----------------------------------------------------------------------------------------------
                                 2018              2018              2017           2016              2015           2014
                           ----------------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    25.78        $    26.09        $    24.08     $    26.27        $    26.02     $    24.17
                           ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .21               .42               .45            .55               .56            .62
  Net realized and
    unrealized gain (loss)      (1.01)             1.28              2.06          (2.06)              .33           1.83
                           ----------------------------------------------------------------------------------------------
Total from investment
  operations                     (.80)             1.70              2.51          (1.51)              .89           2.45
                           ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.11)             (.44)             (.50)          (.56)             (.64)          (.60)
  Realized capital gains         (.61)            (1.57)                -           (.12)                -              -
                           ----------------------------------------------------------------------------------------------
Total distributions              (.72)            (2.01)             (.50)          (.68)             (.64)          (.60)
                           ----------------------------------------------------------------------------------------------
Net asset value at
  end of period            $    24.26        $    25.78        $    26.09     $    24.08        $    26.27     $    26.02
                           ==============================================================================================
Total return (%)*               (3.19)             6.52             10.59          (5.73)             3.47          10.24
Net assets at end of
  period (000)             $2,779,760        $2,493,883        $2,398,407     $2,278,762        $2,526,548     $2,491,487
Ratios to average
  daily net assets:**
  Expenses (%)(a)                 .98(b),(f)        .97              1.06           1.13              1.16           1.18(c),(d)
  Expenses, excluding
    reimbursements (%)(a)        1.01(b)            .97              1.06           1.13              1.16           1.18(d)
  Net investment income (%)      1.65(b)           1.64              1.78           2.18              2.14           2.46
Portfolio turnover (%)             49(g)             56                69             87(e)             62             57

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $2,828,430,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Prior to October 1, 2013, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average daily net assets.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(f) Effective June 22, 2018, the Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.98% of the Fund's average daily net assets.
(g) For the six-month period ended November 30, 2018, the portfolio turnover calculation excludes the value of securities purchased of $370,785,000 and sold of $3,096,000 after the Fund's acquisition of First Start Growth Fund.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  55

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

56  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE           JUNE 1, 2018 -
                                         JUNE 1, 2018         NOVEMBER 30, 2018       NOVEMBER 30, 2018
                                         --------------------------------------------------------------
Actual                                     $1,000.00              $  968.10                  $4.84

Hypothetical
 (5% return before expenses)                1,000.00               1,020.16                   4.96

*Expenses are equal to the Fund's annualized expense ratio of 0.98%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (3.19)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
27800-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA CORNERSTONE MODERATELY CONSERVATIVE FUND]

================================================================================

   SEMIANNUAL REPORT
   USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (UCMCX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         22

    Financial Statements                                                      27

    Notes to Financial Statements                                             30

    Financial Highlights                                                      46

EXPENSE EXAMPLE                                                               47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/18 o
                                (% of Net Assets)

Vanguard Total Bond Market ETF ...........................................  3.9%
iShares Core MSCI EAFE ETF ...............................................  3.9%
U.S. Treasury Bond, 3.13%, 8/15/2044 .....................................  3.9%
U.S. Treasury Note, 1.13%, 2/28/2021 .....................................  3.3%
Vanguard FTSE Developed Markets ETF ......................................  3.1%
Vanguard FTSE Europe ETF .................................................  2.9%
Schwab Fundamental International Large Company Index ETF .................  2.8%
U.S. Treasury Note, 2.25%, 11/15/2025 ....................................  2.7%
iShares iBoxx $ High Yield Corporate Bond ETF ............................  2.3%
Freddie Mac, 3.50%, 4/01/2046 ............................................  2.1%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                        o ASSET ALLOCATION* - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            23.1%
U.S. TREASURY SECURITIES                                                   20.7%
U.S. EQUITY SECURITIES                                                     16.1%
U.S. GOVERNMENT AGENCY ISSUES                                              13.5%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                         11.3%
CORPORATE OBLIGATIONS                                                       6.1%
ASSET-BACKED SECURITIES                                                     1.9%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        1.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                           1.3%
MONEY MARKET INSTRUMENTS                                                    1.2%
COMMERCIAL MORTGAGE SECURITIES                                              1.1%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            1.0%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.3%
CONVERTIBLE SECURITIES                                                      0.3%
BANK LOANS                                                                  0.2%

                                 [END PIE CHART]

*Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (56.7%)

              ASSET-BACKED SECURITIES (1.9%)

              ASSET BACKED SECURITIES (1.9%)
              -----------------------------
              AUTOMOBILE ABS (1.4%)
$       143   Americredit Automobile Receivables Trust                     3.15%        3/20/2023         $    143
        480   Americredit Automobile Receivables Trust                     3.50         1/18/2024              477
        375   Avis Budget Rental Car Funding AESOP, LLC(a)                 2.96         7/20/2020              374
        233   Avis Budget Rental Car Funding AESOP, LLC(a)                 3.75         7/20/2020              233
        608   Avis Budget Rental Car Funding AESOP, LLC(a)                 2.50         2/20/2021              603
        324   Credit Acceptance Auto Loan Trust(a)                         4.29        11/15/2024              326
        329   Credit Acceptance Auto Loan Trust(a)                         3.55         8/15/2027              329
        560   OSCAR U.S. Funding Trust IX, LLC(a)                          3.63         9/10/2025              563
                                                                                                          --------
                                                                                                             3,048
                                                                                                          --------
              CREDIT CARD ABS (0.2%)
        320   Synchrony Credit Card Master Note Trust                      2.95         5/15/2024              314
                                                                                                          --------
              OTHER ABS (0.2%)
        240   Element Rail Leasing I, LLC(a)                               3.67         4/19/2044              239
         93   NP SPE II, LLC(a)                                            3.37        10/21/2047               91
        200   SCF Equipment Leasing, LLC(a)                                3.41        12/20/2023              198
                                                                                                          --------
                                                                                                               528
                                                                                                          --------
              STUDENT LOAN ABS (0.1%)
        200   Navient Student Loan Trust (1 mo. LIBOR + 1.50%)             3.82(b)      8/25/2050              200
                                                                                                          --------
              Total Asset Backed Securities                                                                  4,090
                                                                                                          --------
              Total Asset-Backed Securities (cost: $4,083)                                                   4,090
                                                                                                          --------

              BANK LOANS (0.2%)(c)

              CONSUMER, CYCLICAL (0.2%)
              -------------------------
              RETAIL (0.2%)
        402   Academy, Ltd. (1 mo. LIBOR + 4.00%)                          6.30         7/01/2022              296
        189   Academy, Ltd. (1 mo. LIBOR + 4.00%)                          6.31         7/01/2022              139
                                                                                                          --------
              Total Consumer, Cyclical                                                                         435
                                                                                                          --------
              Total Bank Loans (cost: $472)                                                                    435
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              MORTGAGE SECURITIES (0.3%)
              -------------------------
$        39   Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)                 3.20%(b)     9/20/2033         $     37
        661   Structured Asset Mortgage Investments Trust
                (1 mo. LIBOR + 0.50%)                                      3.05(b)      7/19/2035              621
         34   Wells Fargo Mortgage Backed Securities Trust                 4.13(d)      4/25/2035               34
                                                                                                          --------
              Total Mortgage Securities                                                                        692
                                                                                                          --------
              Total Collateralized Mortgage
                Obligations (cost: $731)                                                                       692
                                                                                                          --------

              COMMERCIAL MORTGAGE SECURITIES (1.1%)

              MORTGAGE SECURITIES (1.1%)
              -------------------------
              COMMERCIAL MBS (1.1%)
        163   Banc of America Commercial Mortgage Trust                    5.86         7/10/2044               60
         38   Banc of America Commercial Mortgage Trust                    6.79(d)      2/10/2051               38
         92   Bear Stearns Commercial Mortgage Securities Trust (a)        5.66(d)      9/11/2041               92
        320   BTH-21 Mortgage-Backed Securities Trust
                (1 mo. LIBOR + 2.50%)(a)                                   4.46(b)     10/07/2021              320
          7   Commercial Mortgage Trust                                    5.38        12/10/2046                7
        275   Credit Suisse Commercial Mortgage Trust
                (1 mo. LIBOR + 0.19%)                                      2.49(b)      2/15/2040              272
      3,201   CSAIL Commercial Mortgage Trust(e),(f)                       1.95(d)      1/15/2049              291
        830   FREMF Mortgage Trust (a)                                     3.69(d)      8/25/2045              830
         88   GE Capital Commercial Mortgage Corp.                         5.61(d)     12/10/2049               88
         11   GMAC Commercial Mortgage Securities, Inc.                    4.97        12/10/2041               11
        352   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                           5.37         5/15/2047              352
      2,704   UBS Commercial Mortgage Trust(a),(e),(f)                     2.25(d)      5/10/2045              151
                                                                                                          --------
              Total Mortgage Securities                                                                      2,512
                                                                                                          --------
              Total Commercial Mortgage Securities
                (cost: $2,617)                                                                               2,512
                                                                                                          --------

              CONVERTIBLE SECURITIES (0.3%)

              BASIC MATERIALS (0.3%)
              ---------------------
              MINING (0.3%)
        700   Hycroft Mining Corp.(e),(g),(h),(i)                         15.00(j)     10/22/2020               21
        700   Pretium Resources, Inc.                                      2.25         3/15/2022              605
                                                                                                          --------
              Total Basic Materials                                                                            626
                                                                                                          --------
              Total Convertible Securities (cost: $1,356)                                                      626
                                                                                                          --------

================================================================================

4  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (6.1%)

              COMMUNICATIONS (0.2%)
              --------------------
              TELECOMMUNICATIONS (0.2%)
$       500   Hughes Satellite Systems Corp.                               6.50%        6/15/2019         $    508
                                                                                                          --------
              CONSUMER, CYCLICAL (0.7%)
              ------------------------
              AIRLINES (0.1%)
        133   Continental Airlines, Inc. Pass-Through Trust "B"            6.25        10/11/2021              136
                                                                                                          --------
              AUTO MANUFACTURERS (0.6%)
        700   Harley-Davidson Financial Services, Inc.(a)                  3.55         5/21/2021              696
        700   Hyundai Capital America(a)                                   3.75         7/08/2021              694
                                                                                                          --------
                                                                                                             1,390
                                                                                                          --------
              Total Consumer, Cyclical                                                                       1,526
                                                                                                          --------
              CONSUMER, NON-CYCLICAL (0.2%)
              ----------------------------
              HEALTHCARE-SERVICES (0.2%)

        600   Community Health Systems, Inc.                               6.88         2/01/2022              300

              ENERGY (1.5%)
              ------------
              PIPELINES (1.5%)
        650   Enbridge Energy Partners, LP                                 7.38        10/15/2045              796
        400   Energy Transfer Operating, LP
                (3 mo. LIBOR + 3.02%)                                      5.56(b)     11/01/2066              330
        700   EQM Midstream Partners, LP                                   4.75         7/15/2023              695
        200   Martin Midstream Partners, LP / Martin
                Midstream Finance Corp.                                    7.25         2/15/2021              196
        800   Rockies Express Pipeline, LLC(a)                             6.00         1/15/2019              802
        200   Southern Union Co. (3 mo. LIBOR + 3.02%)                     5.56(b)     11/01/2066              163
        300   Tallgrass Energy Partners, LP/ Tallgrass
                Energy Finance Corp.(a)                                    5.50         9/15/2024              302
                                                                                                          --------
              Total Energy                                                                                   3,284
                                                                                                          --------
              FINANCIAL (2.8%)
              ---------------
              BANKS (0.5%)
        100   Compass Bank                                                 3.88         4/10/2025               96
        100   First Maryland Capital Trust I
                (3 mo. LIBOR + 1.00%)                                      3.44(b)      1/15/2027               93
      1,000   Suntrust Capital I (3 mo. LIBOR + 0.67%)                     3.29(b)      5/15/2027              892
                                                                                                          --------
                                                                                                             1,081
                                                                                                          --------
              DIVERSIFIED FINANCIAL SERVICES (0.4%)
      1,000   Cullen/Frost Capital Trust II
                (3 mo. LIBOR + 1.55%)                                      4.29(b)      3/01/2034              901
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              INSURANCE (1.7%)
$       700   Allstate Corp. (3 mo. LIBOR + 2.94%)                         5.75%(k)     8/15/2053         $    694
        332   AmTrust Financial Services, Inc.(l)                          6.13         8/15/2023              314
        700   Athene Holding Ltd.                                          4.13         1/12/2028              639
        550   HSB Group, Inc. (3 mo. LIBOR + 0.91%)                        3.35(b)      7/15/2027              470
      1,100   Nationwide Mutual Insurance Co.
                (3 mo. LIBOR + 2.29%)(a)                                   4.62(b)     12/15/2024            1,100
        600   Prudential Financial, Inc. (3 mo. LIBOR + 3.92%)             5.63(k)      6/15/2043              603
                                                                                                          --------
                                                                                                             3,820
                                                                                                          --------
              INVESTMENT COMPANIES (0.2%)
        350   Ares Capital Corp.                                           3.63         1/19/2022              342
                                                                                                          --------
              Total Financial                                                                                6,144
                                                                                                          --------
              INDUSTRIAL (0.5%)
              ----------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        100   Artesyn Embedded Technologies, Inc.(a)                       9.75        10/15/2020               94
                                                                                                          --------
              MISCELLANEOUS MANUFACTURERS (0.1%)
        210   General Electric Co.                                         5.50         1/08/2020              212
                                                                                                          --------
              TRANSPORTATION (0.3%)
        700   Ryder System, Inc.                                           3.50         6/01/2021              697
                                                                                                          --------
              Total Industrial                                                                               1,003
                                                                                                          --------
              UTILITIES (0.2%)
              ---------------
              ELECTRIC (0.2%)
        467   NextEra Energy Capital Holdings, Inc.                        3.34         9/01/2020              465
                                                                                                          --------
              Total Corporate Obligations (cost: $13,283)                                                   13,230
                                                                                                          --------

              EURODOLLAR AND YANKEE OBLIGATIONS (1.3%)

              BASIC MATERIALS (0.2%)
              ---------------------
              MINING (0.2%)
        300   Newcrest Finance Pty. Ltd.(a)                                4.45        11/15/2021              304
                                                                                                          --------
              CONSUMER, CYCLICAL (0.3%)
              ------------------------
              AUTO MANUFACTURERS (0.3%)
        700   BMW U.S. Capital, LLC(a)                                     3.25         8/14/2020              699
                                                                                                          --------
              ENERGY (0.7%)
              ------------
              OIL & GAS (0.6%)
        700   Petrobras Global Finance B.V.                                5.38         1/27/2021              712
        700   Petroleos Mexicanos                                          5.38         3/13/2022              686
                                                                                                          --------
                                                                                                             1,398
                                                                                                          --------

================================================================================

6  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              OIL & GAS SERVICES (0.1%)
$        23   Schahin II Finance Co. SPV Ltd.(a),(g)                       8.00%        5/25/2020         $     21
        912   Schahin II Finance Co. SPV Ltd.(a),(m)                       5.88         9/25/2023              100
                                                                                                          --------
                                                                                                               121
                                                                                                          --------
              Total Energy                                                                                   1,519
                                                                                                          --------
              FINANCIAL (0.1%)
              ---------------
              INSURANCE (0.1%)
        250   QBE Capital Funding III Ltd. (USD Swap
              Semi-Annual 30/360 10 YR + 4.05%)(a)                         7.25(k)      5/24/2041              263
                                                                                                          --------
              Total Eurodollar and Yankee Obligations (cost: $3,450)                                         2,785
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (11.3%)
     16,600   Invesco Fundamental High Yield Corporate Bond ETF                                                299
     58,860   iShares iBoxx $ High Yield Corporate Bond ETF(l)                                               4,921
     81,030   SPDR Bloomberg Barclays High Yield Bond ETF(l)                                                 2,814
     63,300   Vanguard Mortgage-Backed Securities ETF                                                        3,223
     57,500   Vanguard Short-Term Bond ETF(l)                                                                4,490
      2,040   Vanguard Short-Term Corporate Bond ETF                                                           158
    110,000   Vanguard Total Bond Market ETF                                                                 8,595
                                                                                                          --------
              Total Fixed-Income Exchange-Traded Funds (cost: $25,111)                                      24,500
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (13.5%)(n)

              COMMERCIAL MBS (1.4%)
$       500   Fannie Mae(+)                                                2.15%        1/25/2023              481
      1,100   Freddie Mac(+)                                               3.33(d)      5/25/2025            1,096
      1,000   Freddie Mac (+)                                              3.51         4/25/2030              979
        536   Freddie Mac (+)                                              3.70(d)      1/25/2033              538
                                                                                                          --------
                                                                                                             3,094
                                                                                                          --------
              FGLMC COLLATERAL (12.1%)
      1,535   Freddie Mac (+)                                              3.00         4/01/2046            1,466
      3,640   Freddie Mac (+)                                              3.00         6/01/2046            3,475
      1,665   Freddie Mac(+)                                               3.00         9/01/2046            1,590
        839   Freddie Mac(+)                                               3.00        10/01/2046              801
      1,699   Freddie Mac(+)                                               3.00        11/01/2046            1,621
      3,930   Freddie Mac(+)                                               3.00         1/01/2047            3,749

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     2,638   Freddie Mac(+)                                               3.00%        1/01/2047         $  2,518
      4,777   Freddie Mac(+)                                               3.00         3/01/2047            4,560
      4,631   Freddie Mac(+)                                               3.50         4/01/2046            4,560
      1,927   Freddie Mac(+)                                               3.50         4/01/2048            1,891
                                                                                                          --------
                                                                                                            26,231
                                                                                                          --------
              Total U.S. Government Agency Issues (cost: $30,798)                                           29,325
                                                                                                          --------

              U.S. TREASURY SECURITIES (20.7%)

              BONDS (7.9%)(o)
      4,000   U.S. Treasury Bond (STRIPS Principal) (Zero Coupon)          0.00         8/15/2044            1,702
        300   U.S. Treasury Bond                                           2.50         2/15/2045              257
      2,285   U.S. Treasury Bond                                           3.00        11/15/2044            2,163
      3,000   U.S. Treasury Bond                                           3.00         5/15/2045            2,837
      1,000   U.S. Treasury Bond(p)                                        3.00         5/15/2047              942
      1,000   U.S. Treasury Bond(p)                                        3.00         8/15/2048              941
      8,700   U.S. Treasury Bond                                           3.13         8/15/2044            8,426
                                                                                                          --------
                                                                                                            17,268
                                                                                                          --------
              NOTES (12.8%)(o)
      7,600   U.S. Treasury Note(q)                                        1.13         2/28/2021            7,322
      3,800   U.S. Treasury Note                                           1.63         4/30/2023            3,607
      2,000   U.S. Treasury Note(p)                                        1.63         2/15/2026            1,830
        618   U.S. Treasury Note                                           2.00         2/15/2023              597
        800   U.S. Treasury Note                                           2.25        11/15/2024              771
      6,200   U.S. Treasury Note(p)                                        2.25        11/15/2025            5,934
      1,000   U.S. Treasury Note(p)                                        2.25         2/15/2027              948
      1,000   U.S. Treasury Note(p)                                        2.25        11/15/2027              941
      1,500   U.S. Treasury Note                                           2.38         8/15/2024            1,459
      2,000   U.S. Treasury Note(p)                                        2.38         5/15/2027            1,910
      1,500   U.S. Treasury Note                                           2.50         5/15/2024            1,471
      1,000   U.S. Treasury Note(p)                                        2.75         2/15/2028              980
                                                                                                          --------
                                                                                                            27,770
                                                                                                          --------
              Total U.S. Treasury Securities (cost: $46,905)                                                45,038
                                                                                                          --------
              Total Bonds (cost: $128,806)                                                                 123,233
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (23.1%)

              COMMON STOCKS (0.1%)

              INDUSTRIAL (0.1%)
              ----------------
              ELECTRONICS (0.1%)
      1,890   TE Connectivity Ltd.                                                                             146
                                                                                                          --------

================================================================================

8  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL CONTROL (0.0%)
      2,490   Pentair plc                                                                                 $    106
                                                                                                          --------
              Total Industrial                                                                                 252
                                                                                                          --------
              Total Common Stocks (cost: $253)                                                                 252
                                                                                                          --------

              EXCHANGE-TRADED FUNDS (22.7%)
     31,400   Invesco FTSE RAFI Developed Markets ex-US                                                      1,255
     87,600   Invesco FTSE RAFI Emerging Markets(l)                                                          1,804
    143,935   iShares Core MSCI EAFE ETF                                                                     8,489
     76,168   iShares Core MSCI Emerging Markets ETF                                                         3,768
     30,300   iShares Edge MSCI Min Vol EAFE ETF(l)                                                          2,108
     19,800   iShares Edge MSCI Min Vol Emerging Markets ETF                                                 1,136
    148,000   iShares MSCI Canada ETF                                                                        3,943
     44,000   iShares MSCI United Kingdom ETF                                                                1,383
    151,700   Schwab Fundamental Emerging Markets Large Company Index ETF                                    4,169
    216,800   Schwab Fundamental International Large Company Index ETF                                       5,990
     43,100   Schwab Fundamental International Small Company Index ETF                                       1,350
      7,496   SPDR S&P Emerging Markets SmallCap ETF(l)                                                        325
      9,770   USAA MSCI Emerging Markets Value Momentum Blend Index ETF(r)                                     431
    169,200   Vanguard FTSE Developed Markets ETF(l)                                                         6,726
    121,100   Vanguard FTSE Europe ETF                                                                       6,228
      5,259   WisdomTree Emerging Markets SmallCap Dividend Fund                                               227
                                                                                                          --------
              Total Exchange-Traded Funds (cost: $49,075)                                                   49,332
                                                                                                          --------

              PREFERRED STOCKS (0.3%)

              FINANCIAL (0.3%)
              ----------------
              INSURANCE (0.3%)
     27,414   Delphi Financial Group, Inc., cumulative redeemable, 5.93%,
                (3 mo. LIBOR + 3.19%)(b) (cost: $690)                                                          624
                                                                                                          --------
              Total International Equity Securities (cost: $50,018)                                         50,208
                                                                                                          --------

              U.S. EQUITY SECURITIES (16.1%)

              COMMON STOCKS (11.0%)

              COMMUNICATIONS (1.4%)
              ---------------------
              ADVERTISING (0.2%)
      8,120   Interpublic Group of Companies, Inc.                                                             191
      2,530   Omnicom Group, Inc.                                                                              194
                                                                                                          --------
                                                                                                               385
                                                                                                          --------
              INTERNET (0.4%)
        160   Amazon.com, Inc.(s)                                                                              270
         50   Booking Holdings, Inc.(s)                                                                         95

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        640   CDW Corp.                                                                                   $     59
        560   F5 Networks, Inc.(s)                                                                              96
      1,480   GoDaddy, Inc. "A"(s)                                                                              97
        500   Netflix, Inc.(s)                                                                                 143
        460   Palo Alto Networks, Inc.(s)                                                                       80
                                                                                                          --------
                                                                                                               840
                                                                                                          --------
              MEDIA (0.5%)
      5,070   Comcast Corp. "A"                                                                                198
      5,120   Discovery, Inc. "A"(s)                                                                           157
      4,540   DISH Network Corp. "A"(s)                                                                        149
     12,600   Sirius XM Holdings, Inc.(l)                                                                       78
      2,650   Twenty-First Century Fox, Inc. "A"                                                               131
      7,070   Viacom, Inc. "B"                                                                                 218
        890   Walt Disney Co.                                                                                  103
                                                                                                          --------
                                                                                                             1,034
                                                                                                          --------
              TELECOMMUNICATIONS (0.3%)
      4,620   AT&T, Inc.                                                                                       144
      3,860   CenturyLink, Inc.                                                                                 73
        860   Motorola Solutions, Inc.                                                                         113
      1,720   T-Mobile US, Inc.(s)                                                                             118
      5,310   Verizon Communications, Inc.                                                                     320
                                                                                                          --------
                                                                                                               768
                                                                                                          --------
              Total Communications                                                                           3,027
                                                                                                          --------
              CONSUMER, CYCLICAL (1.2%)
              -------------------------
              AIRLINES (0.1%)
      2,130   Delta Air Lines, Inc.                                                                            129
      1,540   Southwest Airlines Co.                                                                            84
        970   United Continental Holdings, Inc.(s)                                                              94
                                                                                                          --------
                                                                                                               307
                                                                                                          --------
              APPAREL (0.1%)
      1,840   NIKE, Inc. "B"                                                                                   138
                                                                                                          --------
              AUTO MANUFACTURERS (0.1%)
      9,000   Ford Motor Co.                                                                                    85
      1,630   PACCAR, Inc.                                                                                     101
                                                                                                          --------
                                                                                                               186
                                                                                                          --------
              AUTO PARTS & EQUIPMENT (0.1%)
      1,190   WABCO Holdings, Inc.(s)                                                                          145
                                                                                                          --------
              DISTRIBUTION/WHOLESALE (0.0%)
        220   WW Grainger, Inc.                                                                                 69
                                                                                                          --------

================================================================================

10  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              LEISURE TIME (0.1%)
      1,660   Carnival Corp.                                                                              $    100
      1,600   Norwegian Cruise Line Holdings Ltd.(s)                                                            82
        770   Royal Caribbean Cruises Ltd.                                                                      87
                                                                                                          --------
                                                                                                               269
                                                                                                          --------
              RETAIL (0.7%)
      1,490   Best Buy Co., Inc.                                                                                96
        810   Costco Wholesale Corp.                                                                           187
      4,370   Gap, Inc.                                                                                        119
      1,020   Home Depot, Inc.                                                                                 184
      1,630   Kohl's Corp.                                                                                     110
      3,460   Macy's, Inc.                                                                                     119
        280   O'Reilly Automotive, Inc.(s)                                                                      97
      6,990   Qurate Retail, Inc.(s)                                                                           155
      1,300   Ross Stores, Inc.                                                                                114
      2,520   Target Corp.                                                                                     179
      2,720   TJX Companies, Inc.                                                                              133
                                                                                                          --------
                                                                                                             1,493
                                                                                                          --------
              Total Consumer, Cyclical                                                                       2,607
                                                                                                          --------
              CONSUMER, NON-CYCLICAL (2.9%)
              -----------------------------
              AGRICULTURE (0.1%)
      1,480   Altria Group, Inc.                                                                                81
      4,120   Archer-Daniels-Midland Co.                                                                       190
                                                                                                          --------
                                                                                                               271
                                                                                                          --------
              BEVERAGES (0.2%)
      1,422   Brown-Forman Corp. "B"                                                                            68
      4,110   Coca-Cola Co.                                                                                    207
      1,550   Molson Coors Brewing Co. "B"                                                                     102
                                                                                                          --------
                                                                                                               377
                                                                                                          --------
              BIOTECHNOLOGY (0.4%)
        700   Biogen, Inc.(s)                                                                                  233
      1,540   Celgene Corp.(s)                                                                                 111
      2,480   Gilead Sciences, Inc.                                                                            178
        340   Illumina, Inc.(s)                                                                                115
      1,090   United Therapeutics Corp.(s)                                                                     129
                                                                                                          --------
                                                                                                               766
                                                                                                          --------
              COMMERCIAL SERVICES (0.4%)
      3,960   H&R Block, Inc.                                                                                  107
        870   Moody's Corp.                                                                                    139

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        750   S&P Global, Inc.                                                                            $    137
      8,030   Sabre Corp.                                                                                      205
        780   United Rentals, Inc.(s)                                                                           91
      1,050   Verisk Analytics, Inc.(s)                                                                        130
      6,410   Western Union Co.                                                                                120
                                                                                                          --------
                                                                                                               929
                                                                                                          --------
              COSMETICS/PERSONAL CARE (0.1%)
        690   Estee Lauder Companies, Inc. "A"                                                                  99
      2,290   Procter & Gamble Co.                                                                             216
                                                                                                          --------
                                                                                                               315
                                                                                                          --------
              FOOD (0.4%)
      2,650   Hormel Foods Corp.                                                                               120
        980   Ingredion, Inc.                                                                                  103
        910   JM Smucker Co.                                                                                    95
      5,810   Kroger Co.                                                                                       172
        880   McCormick & Co., Inc.                                                                            132
      1,680   Sysco Corp.                                                                                      113
      1,770   Tyson Foods, Inc. "A"                                                                            104
                                                                                                          --------
                                                                                                               839
                                                                                                          --------
              HEALTHCARE-PRODUCTS (0.2%)
        180   ABIOMED, Inc.(s)                                                                                  60
        590   Edwards Lifesciences Corp.(s)                                                                     95
        820   Henry Schein, Inc.(s)                                                                             73
        490   IDEXX Laboratories, Inc.(s)                                                                      100
        190   Intuitive Surgical, Inc.(s)                                                                      101
        560   Stryker Corp.                                                                                     98
                                                                                                          --------
                                                                                                               527
                                                                                                          --------
              HEALTHCARE-SERVICES (0.3%)
        680   Centene Corp.(s)                                                                                  97
        640   Cigna Corp.                                                                                      143
        570   HCA Healthcare, Inc.                                                                              82
        750   Laboratory Corp. of America Holdings(s)                                                          109
      1,130   Quest Diagnostics, Inc.                                                                          100
      1,130   Universal Health Services, Inc. "B"                                                              156
                                                                                                          --------
                                                                                                               687
                                                                                                          --------
              HOUSEHOLD PRODUCTS/WARES (0.1%)
      1,860   Church & Dwight Co., Inc.                                                                        123
                                                                                                          --------
              PHARMACEUTICALS (0.7%)
      1,680   AmerisourceBergen Corp.                                                                          149
      2,470   Cardinal Health, Inc.                                                                            136

================================================================================

12  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      1,850   CVS Health Corp.                                                                            $    148
        760   Eli Lilly & Co.                                                                                   90
        930   McKesson Corp.                                                                                   116
      1,610   Merck & Co., Inc.                                                                                128
      3,610   Mylan N.V.(s)                                                                                    122
      8,350   Pfizer, Inc.                                                                                     386
      1,830   Zoetis, Inc.                                                                                     172
                                                                                                          --------
                                                                                                             1,447
                                                                                                          --------
              Total Consumer, Non-cyclical                                                                   6,281
                                                                                                          --------
              ENERGY (0.7%)
              -------------
              OIL & GAS (0.6%)
      5,920   Antero Resources Corp.(s)                                                                         78
      2,320   Apache Corp.                                                                                      82
      1,330   Cimarex Energy Co.                                                                               109
      3,930   ConocoPhillips                                                                                   260
      1,020   Continental Resources, Inc.(s)                                                                    47
      2,490   Devon Energy Corp.                                                                                67
      1,320   Hess Corp.                                                                                        71
      2,680   HollyFrontier Corp.                                                                              167
      3,380   Marathon Oil Corp.                                                                                56
      2,210   Marathon Petroleum Corp.                                                                         144
      1,310   Valero Energy Corp.                                                                              105
                                                                                                          --------
                                                                                                             1,186
                                                                                                          --------
              PIPELINES (0.1%)
      1,190   Cheniere Energy, Inc.(s)                                                                          73
      1,720   ONEOK, Inc.                                                                                      105
      3,340   Plains GP Holdings, LP "A"(s)                                                                     74
      1,350   Targa Resources Corp.                                                                             60
                                                                                                          --------
                                                                                                               312
                                                                                                          --------
              Total Energy                                                                                   1,498
                                                                                                          --------
              FINANCIAL (1.7%)
              ----------------
              BANKS (0.8%)
      1,190   Capital One Financial Corp.                                                                      107
      1,350   Comerica, Inc.                                                                                   107
      3,130   East West Bancorp, Inc.                                                                          168
      6,560   Fifth Third Bancorp                                                                              183
      2,170   J.P. Morgan Chase & Co.                                                                          241
     10,910   Regions Financial Corp.                                                                          179
      1,240   Signature Bank                                                                                   153
        390   SVB Financial Group(s)                                                                            99

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      4,030   U.S. Bancorp.                                                                               $    220
      3,120   Zions Bancorp. N.V.                                                                              152
                                                                                                          --------
                                                                                                             1,609
                                                                                                          --------
              DIVERSIFIED FINANCIAL SERVICES (0.6%)
        640   Affiliated Managers Group, Inc.                                                                   71
        900   Alliance Data Systems Corp.                                                                      180
      5,920   Ally Financial, Inc.                                                                             158
        830   American Express Co.                                                                              93
        470   CME Group, Inc.                                                                                   90
      3,330   Franklin Resources, Inc.                                                                         113
      1,120   Mastercard, Inc. "A"                                                                             225
      3,127   Synchrony Financial                                                                               81
      1,040   T. Rowe Price Group, Inc.                                                                        104
      1,270   Visa, Inc. "A"                                                                                   180
                                                                                                          --------
                                                                                                             1,295
                                                                                                          --------
              INSURANCE (0.3%)
      2,480   Aflac, Inc.                                                                                      114
      1,550   Athene Holding Ltd. "A"(s)                                                                        67
      1,610   Principal Financial Group, Inc.                                                                   79
      1,900   Progressive Corp.                                                                                126
        830   Prudential Financial, Inc.                                                                        78
      1,290   Torchmark Corp.                                                                                  112
      2,720   Voya Financial, Inc.                                                                             122
                                                                                                          --------
                                                                                                               698
                                                                                                          --------
              Total Financial                                                                                3,602
                                                                                                          --------
              INDUSTRIAL (0.9%)
              -----------------
              AEROSPACE/DEFENSE (0.1%)
        360   Boeing Co.                                                                                       125
                                                                                                          --------
              BUILDING MATERIALS (0.1%)
      2,410   Fortune Brands Home & Security, Inc.                                                             105
      2,260   Owens Corning                                                                                    118
                                                                                                          --------
                                                                                                               223
                                                                                                          --------
              ELECTRONICS (0.3%)
      2,450   Arrow Electronics, Inc.(s)                                                                       189
      1,390   Keysight Technologies, Inc.(s)                                                                    86
        260   Mettler-Toledo International, Inc.(s)                                                            165
        740   Waters Corp.(s)                                                                                  147
                                                                                                          --------
                                                                                                               587
                                                                                                          --------
              ENGINEERING & CONSTRUCTION (0.0%)
      1,920   Fluor Corp.                                                                                       79
                                                                                                          --------

================================================================================

14   | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL CONTROL (0.1%)
      1,450   Waste Management, Inc.                                                                      $    136
                                                                                                          --------
              HAND/MACHINE TOOLS (0.0%)
        440   Snap-on, Inc.                                                                                     73
                                                                                                          --------
              MACHINERY-DIVERSIFIED (0.1%)
      1,400   AGCO Corp.                                                                                        84
        730   Cummins, Inc.                                                                                    110
                                                                                                          --------
                                                                                                               194
                                                                                                          --------
              MISCELLANEOUS MANUFACTURERS (0.1%)
      1,850   Eaton Corp. plc                                                                                  142
      2,260   Textron, Inc.                                                                                    127
                                                                                                          --------
                                                                                                               269
                                                                                                          --------
              SHIPBUILDING (0.0%)
        320   Huntington Ingalls Industries, Inc.                                                               69
                                                                                                          --------
              TRANSPORTATION (0.1%)
        990   CH Robinson Worldwide, Inc.                                                                       91
        700   Union Pacific Corp.                                                                              108
                                                                                                          --------
                                                                                                               199
                                                                                                          --------
              Total Industrial                                                                               1,954
                                                                                                          --------
              TECHNOLOGY (1.9%)
              -----------------
              COMPUTERS (0.7%)
      1,630   Apple, Inc.                                                                                      291
      2,000   Cognizant Technology Solutions Corp. "A"                                                         142
      1,850   DXC Technology Co.                                                                               117
        800   Fortinet, Inc.(s)                                                                                 59
     10,250   Hewlett Packard Enterprise Co.                                                                   154
      2,050   International Business Machines Corp.                                                            255
      2,510   Leidos Holdings, Inc.                                                                            158
      1,240   NetApp, Inc.                                                                                      83
      4,170   Seagate Technology plc                                                                           180
      2,810   Western Digital Corp.                                                                            127
                                                                                                          --------
                                                                                                             1,566
                                                                                                          --------
              SEMICONDUCTORS (0.5%)
      3,850   Advanced Micro Devices, Inc.(s)                                                                   82
      1,840   Applied Materials, Inc.                                                                           69
      4,020   Intel Corp.                                                                                      198
        600   Lam Research Corp.                                                                                94
      4,860   Micron Technology, Inc.(s)                                                                       187
        660   NVIDIA Corp.                                                                                     108

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      1,220   QUALCOMM, Inc.                                                                              $     71
        830   Texas Instruments, Inc.                                                                           83
      1,210   Xilinx, Inc.                                                                                     112
                                                                                                          --------
                                                                                                             1,004
                                                                                                          --------
              SOFTWARE (0.7%)
        520   Adobe, Inc.(s)                                                                                   131
        780   Broadridge Financial Solutions, Inc.                                                              82
      1,820   Citrix Systems, Inc.(s)                                                                          198
      6,760   First Data Corp. "A"(s)                                                                          129
        850   Intuit, Inc.                                                                                     182
      3,040   Microsoft Corp.                                                                                  337
        550   MSCI, Inc.                                                                                        87
      4,780   Oracle Corp.                                                                                     233
        820   salesforce.com, Inc.(s)                                                                          117
                                                                                                          --------
                                                                                                             1,496
                                                                                                          --------
              Total Technology                                                                               4,066
                                                                                                          --------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC (0.2%)
      2,290   Consolidated Edison, Inc.                                                                        184
      3,310   Exelon Corp.                                                                                     154
        820   NextEra Energy, Inc.                                                                             149
      3,020   PPL Corp.                                                                                         92
                                                                                                          --------
                                                                                                               579
                                                                                                          --------
              GAS (0.1%)
      2,760   UGI Corp.                                                                                        159
                                                                                                          --------
              Total Utilities                                                                                  738
                                                                                                          --------
              Total Common Stocks (cost: $22,686)                                                           23,773
                                                                                                          --------

              EXCHANGE-TRADED FUNDS (3.5%)
      1,200   iShares Core S&P 500 ETF                                                                         334
      4,490   iShares Russell 2000 ETF                                                                         685
     17,860   Vanguard S&P 500 ETF                                                                           4,527
     16,400   Vanguard Small-Cap Value ETF                                                                   2,128
                                                                                                          --------
              Total Exchange-Traded Funds (cost: $6,702)                                                     7,674
                                                                                                          --------

              PREFERRED STOCKS (1.6%)

              COMMUNICATIONS (0.2%)
              ---------------------
              TELECOMMUNICATIONS (0.2%)
     20,000   Qwest Corp., 6.50%                                                                               418
                                                                                                          --------

================================================================================

16  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CONSUMER, NON-CYCLICAL (0.6%)
              -----------------------------
              AGRICULTURE (0.4%)
     32,000   CHS, Inc., cumulative redeemable "B", 7.88%(t)                                              $    865
                                                                                                          --------
              FOOD (0.2%)
      5,000   Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(t)                              503
                                                                                                          --------
              Total Consumer, Non-cyclical                                                                   1,368
                                                                                                          --------
              ENERGY (0.3%)
              -------------
              OIL & GAS (0.3%)
      1,220   Chesapeake Energy Corp., 5.75%(a),(t)                                                            687
                                                                                                          --------
              FINANCIAL (0.5%)
              ----------------
              BANKS (0.5%)
      1,035   M&T Bank Corp., cumulative redeemable, 6.38%(t)                                                1,038
                                                                                                          --------
              Total Preferred Stocks (cost: $3,808)                                                          3,511
                                                                                                          --------
              Total U.S. Equity Securities (cost: $33,196)                                                  34,958
                                                                                                          --------

              GLOBAL REAL ESTATE EQUITY SECURITIES (1.7%)

              COMMON STOCKS (0.4%)

              FINANCIAL (0.4%)
              ----------------
              REAL ESTATE (0.1%)
      2,750   CBRE Group, Inc. "A"(s)                                                                          120
        730   Jones Lang LaSalle, Inc.                                                                         105
                                                                                                          --------
                                                                                                               225
                                                                                                          --------

              REITS (0.3%)
     13,700   Annaly Capital Management, Inc.                                                                  138
      6,070   Host Hotels & Resorts, Inc.                                                                      115
      6,180   Kimco Realty Corp.                                                                               101
      2,490   Prologis, Inc.                                                                                   168
      1,990   Ventas, Inc.                                                                                     126
      3,210   Weyerhaeuser Co.                                                                                  85
                                                                                                          --------
                                                                                                               733
                                                                                                          --------
              Total Financial                                                                                  958
                                                                                                          --------
              Total Common Stocks (cost: $988)                                                                 958
                                                                                                          --------

              EXCHANGE-TRADED FUNDS (1.3%)
     34,610   Vanguard Real Estate ETF (cost: $2,752)                                                        2,837
                                                                                                          --------
              Total Global Real Estate Equity Securities (cost: $3,740)                                      3,795
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.0%)

              COMMON STOCKS (0.2%)

              BASIC MATERIALS (0.2%)
              ----------------------
              CHEMICALS (0.1%)
      1,250   Eastman Chemical Co.                                                                        $     98
        640   Linde plc                                                                                        102
      1,100   LyondellBasell Industries N.V. "A"                                                               103
                                                                                                          --------
                                                                                                               303
                                                                                                          --------
              IRON/STEEL (0.1%)
      1,120   Nucor Corp.                                                                                       68
      2,050   Steel Dynamics, Inc.                                                                              72
                                                                                                          --------
                                                                                                               140
                                                                                                          --------
              MINING (0.0%)
     24,262   Hycroft Mining Corp.(e),(g),(h),(s)                                                                -
                                                                                                          --------
              Total Basic Materials                                                                            443
                                                                                                          --------
              INDUSTRIAL (0.0%)
              -----------------
              PACKAGING & CONTAINERS (0.0%)
      1,440   Westrock Co.                                                                                      68
                                                                                                          --------
              Total Common Stocks (cost: $1,458)                                                               511
                                                                                                          --------

              EXCHANGE-TRADED FUNDS (0.8%)
      6,700   First Trust Global Tactical Commodity Strategy Fund                                              125
     22,900   Invesco DB Commodity Index Tracking Fund(s)                                                      350
     13,900   United States Commodity Index Fund(s)                                                            532
     23,800   VanEck Vectors Gold Miners ETF                                                                   454
      8,800   VanEck Vectors Junior Gold Miners ETF                                                            234
                                                                                                          --------
              Total Exchange-Traded Funds (cost: $2,068)                                                     1,695
                                                                                                          --------
              Total Precious Metals and Commodity-Related Securities (cost: $3,526)                          2,206
                                                                                                          --------


------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON
(000)                                                                     RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.2%)

              COMMERCIAL PAPER (0.5%)
$       600   CNH Industrial Capital, LLC(a)                             3.25%              1/07/2019          598
        500   Ridgefield Funding Company, LLC(a)                         2.35              12/03/2018          500
                                                                                                          --------
              Total Commercial Paper (cost: $1,098)                                                          1,098
                                                                                                          --------

================================================================================

18  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
  1,499,837   State Street Institutional Treasury Money Market Fund Premier Class,
                2.19%(u) (cost: $1,500)                                                                   $  1,500
                                                                                                          --------
              Total Money Market Instruments (cost: $2,598)                                                  2,598
                                                                                                          --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (8.8%)
     10,758   HSBC U.S. Government Money Market Fund Class I, 2.13%(u)                                          11
 10,835,605   Invesco Government & Agency Portfolio Institutional
                Class, 2.12%(u)                                                                             10,836
  8,214,315   Western Asset Institutional Government Reserves Institutional
                Class, 2.10%(u)                                                                              8,214
                                                                                                          --------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $19,061)                                                           19,061
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $240,945)                                                          $236,059
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                   NOTIONAL           CONTRACT       APPRECIATION/
NUMBER OF                                      EXPIRATION           AMOUNT             VALUE        (DEPRECIATION)
CONTRACTS     DESCRIPTION                         DATE              (000)              (000)                 (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (2.9%)

              LONG FUTURES

              EQUITY CONTRACTS
          8   E-mini S&P 500                   12/21/2018       USD   1,114           $ 1,103                 $(11)
                                                                                      -------                 ----
              TOTAL LONG FUTURES                                                      $ 1,103                 $(11)
                                                                                      -------                 ----
              SHORT FUTURES

              EQUITY CONTRACTS
          7   E-mini Russell 2000              12/21/2018       USD    (523)          $  (537)                $(14)
         31   Swiss Market Future
              Index                            12/21/2018       CHF  (2,779)           (2,801)                 (22)
                                                                                      -------                 ----
                                                                                      $(3,338)                $(36)
                                                                                      -------                 ----
              INTEREST RATE CONTRACTS
         29   U.S. Treasury Bond                3/20/2019       USD  (4,040)          $(4,057)                $(17)
                                                                                      -------                 ----

              TOTAL SHORT FUTURES                                                     $(7,395)                $(53)
                                                                                      -------                 ----

              TOTAL FUTURES                                                           $(6,292)                $(64)
                                                                                      =======                 ====

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1              LEVEL 2          LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                    $      -              $ 4,090              $ -         $  4,090
  Bank Loans                                        -                  435                -              435
  Collateralized Mortgage Obligations               -                  692                -              692
  Commercial Mortgage Securities                    -                2,512                -            2,512
  Convertible Securities                            -                  605               21              626
  Corporate Obligations                             -               13,230                -           13,230
  Eurodollar and Yankee Obligations                 -                2,785                -            2,785
  Fixed-Income Exchange-Traded Funds           24,500                    -                -           24,500
  U.S. Government Agency Issues                     -               29,325                -           29,325
  U.S. Treasury Securities                     43,336                1,702                -           45,038
International Equity Securities:
  Common Stocks                                   252                    -                -              252
  Exchange-Traded Funds                        49,332                    -                -           49,332
  Preferred Stocks                                  -                  624                -              624
U.S. Equity Securities:
  Common Stocks                                23,773                    -                -           23,773
  Exchange-Traded Funds                         7,674                    -                -            7,674
  Preferred Stocks                                  -                3,511                -            3,511
Global Real Estate Equity Securities:
  Common Stocks                                   958                    -                -              958
  Exchange-Traded Funds                         2,837                    -                -            2,837
Precious Metals and Commodity-Related
  Securities:
  Common Stocks                                   511                    -                -              511
  Exchange-Traded Funds                         1,695                    -                -            1,695
Money Market Instruments:
  Commercial Paper                                  -                1,098                -            1,098
  Government & U.S. Treasury Money
    Market Funds                                1,500                    -                -            1,500
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                               19,061                    -                -           19,061
------------------------------------------------------------------------------------------------------------
Total                                        $175,429              $60,609              $21         $236,059
------------------------------------------------------------------------------------------------------------

LIABILITIES                                   LEVEL 1              LEVEL 2          LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------
Futures(1)                                       $(64)                  $-               $-             $(64)
------------------------------------------------------------------------------------------------------------
Total                                            $(64)                  $-               $-             $(64)
------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

20  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.6% of net assets at November 30, 2018.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by,

================================================================================

22  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

   COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   LIBOR       London Interbank Offered Rate

   REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

   STRIPS Separate trading of registered interest and principal of securities

   Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.

   (c) Senior loans (loans) - are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (d) Stated interest rates may change slightly over time as underlying mortgages paydown.

   (e) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

================================================================================

24  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   (f) Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   (g) Security was fair valued at November 30, 2018, by USAA Asset
       Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $42,000, which represented less than 0.1% of the Fund's net assets.

   (h) Security was classified as Level 3.

   (i) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (j) All of the coupon is PIK.

   (k) Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

   (l) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (m) At November 30, 2018, the issuer was in default with respect to interest and/or principal payments.

   (n) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

       Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (o) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (p) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.

   (q) Securities with a value of $963,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (r) Investment in affiliated exchange-traded fund.

   (s) Non-income-producing security.

   (t) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (u) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

26  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in unaffiliated securities, at market value (including securities on
      loan of $18,536) (cost of $240,476)                                                $235,628
   Investments in affiliated underlying funds, at market value
      (cost of $469)                                                                          431
   Cash denominated in foreign currencies (identified cost of $70)                             66
   Receivables:
      Capital shares sold                                                                     166
      USAA Asset Management Company (Note 6)                                                  118
      Dividends and interest                                                                  576
      Securities sold                                                                       3,353
      Other                                                                                    17
                                                                                         --------
         Total assets                                                                     240,355
                                                                                         --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                     19,061
      Securities purchased                                                                  1,490
      Capital shares redeemed                                                                 212
      Bank overdraft                                                                        1,913
      Payable to broker                                                                        16
   Variation margin on futures contracts                                                       64
   Accrued management fees                                                                     89
   Accrued transfer agent's fees                                                               27
   Other accrued expenses and payables                                                         94
                                                                                         --------
         Total liabilities                                                                 22,966
                                                                                         --------
            Net assets applicable to capital shares outstanding                          $217,389
                                                                                         ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $217,836
   Distributable earnings loss                                                               (447)
                                                                                         --------
            Net assets applicable to capital shares outstanding                          $217,389
                                                                                         ========
   Capital shares outstanding, no par value                                                19,954
                                                                                         ========
   Net asset value, redemption price, and offering price per share                       $  10.89
                                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                  $     1
   Dividends                                                                                1,488
   Interest                                                                                 1,672
   Securities lending (net)                                                                    56
                                                                                          -------
      Total income                                                                          3,217
                                                                                          -------
EXPENSES
   Management fees                                                                            554
   Administration and servicing fees                                                          166
   Transfer agent's fees                                                                      282
   Custody and accounting fees                                                                 84
   Postage                                                                                     12
   Shareholder reporting fees                                                                  12
   Trustees' fees                                                                              18
   Registration fees                                                                           15
   Professional fees                                                                           42
   Other                                                                                        6
                                                                                          -------
         Total expenses                                                                     1,191
   Expenses reimbursed                                                                       (194)
                                                                                          -------
         Net expenses                                                                         997
                                                                                          -------
NET INVESTMENT INCOME                                                                       2,220
                                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                             644
      Foreign currency transactions                                                             1
      Futures transactions                                                                    174
   Change in net unrealized appreciation/(depreciation) of:
      Unaffiliated investments                                                             (8,654)
      Affiliated investments (Note 8)                                                         (37)
      Futures contracts                                                                      (234)
                                                                                          -------
         Net realized and unrealized loss                                                  (8,106)
                                                                                          -------
   Decrease in net assets resulting from operations                                       $(5,886)
                                                                                          =======

See accompanying notes to financial statements.

================================================================================

28  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

-------------------------------------------------------------------------------------------------

                                                                           11/30/2018   5/31/2018
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $  2,220    $  3,989
   Net realized gain on investments                                               644       7,893
   Net realized gain on foreign currency transactions                               1          50
   Net realized gain on long-term capital gain
      distributions from other investment companies                                 -           6
   Net realized gain on futures transactions                                      174       1,573
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                              (8,691)     (4,872)
      Foreign currency translations                                                 -         (11)
      Futures contracts                                                          (234)       (381)
                                                                             --------------------
      Increase (decrease) in net assets resulting from operations              (5,886)      8,247
                                                                             --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                        (2,083)     (9,089)
                                                                             --------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   22,563      54,580
   Reinvested dividends                                                         1,976       8,519
   Cost of shares redeemed                                                    (20,902)    (49,806)
                                                                             --------------------
      Increase in net assets from capital share transactions                    3,637      13,293
                                                                             --------------------
   Net increase (decrease) in net assets                                       (4,332)     12,451

NET ASSETS
   Beginning of period                                                        221,721     209,270
                                                                             --------------------
   End of period                                                             $217,389    $221,721
                                                                             ====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                  2,021       4,770
   Shares issued for dividends reinvested                                         177         746
   Shares redeemed                                                             (1,876)     (4,344)
                                                                             --------------------
      Increase in shares outstanding                                              322       1,172
                                                                             ====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the

================================================================================

30  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

      and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the

================================================================================

32  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

      Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   6. Repurchase agreements are valued at cost.

   7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

  10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

         materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

34  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2018, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2018* (IN THOUSANDS)

                                                     LIABILITY DERIVATIVES
   -----------------------------------------------------------------------------------------------------
   DERIVATIVES NOT       STATEMENT OF
   ACCOUNTED FOR AS       ASSETS AND                  INTEREST                        FOREIGN
   HEDGING                LIABILITIES                   RATE           EQUITY        EXCHANGE
   INSTRUMENTS             LOCATION                  CONTRACTS        CONTRACTS      CONTRACTS     TOTAL
   -----------------------------------------------------------------------------------------------------
   USAA Cornerstone
   Moderately            Distributable
   Conservative Fund     earnings loss                 $(17)**          $(47)**          $-         $(64)
   -----------------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2018, see the Portfolio of Investments.

   ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2018 (IN THOUSANDS)

                                                 NET REALIZED GAIN (LOSS)
   -------------------------------------------------------------------------------------------------
   DERIVATIVES NOT
   ACCOUNTED FOR AS      STATEMENT OF             INTEREST                        FOREIGN
   HEDGING                OPERATION                 RATE           EQUITY        EXCHANGE
   INSTRUMENTS             LOCATION              CONTRACTS        CONTRACTS      CONTRACTS     TOTAL
   -------------------------------------------------------------------------------------------------
   USAA Cornerstone      Net realized gain
   Moderately            on Futures
   Conservative Fund     transactions              $137              $37             $-        $174
   -------------------------------------------------------------------------------------------------


                           NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   -------------------------------------------------------------------------------------------------
   DERIVATIVES NOT
   ACCOUNTED FOR AS      STATEMENT OF             INTEREST                        FOREIGN
   HEDGING                OPERATION                 RATE           EQUITY        EXCHANGE
   INSTRUMENTS             LOCATION              CONTRACTS        CONTRACTS      CONTRACTS     TOTAL
   -------------------------------------------------------------------------------------------------
   USAA Cornerstone      Change in net
   Moderately            unrealized
   Conservative Fund     appreciation/
                         (depreciation) of
                         Futures contracts         $(25)           $(209)            $-       $(234)
   -------------------------------------------------------------------------------------------------

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from

================================================================================

36  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown,

================================================================================

38  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

   as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                        NET
                                   GROSS             GROSS           UNREALIZED
                                 UNREALIZED        UNREALIZED       APPRECIATION/
FUND                            APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------
USAA Cornerstone Moderately
  Conservative Fund              $5,253,000      $(10,139,000)      $(4,886,000)

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $88,950,000 and $78,721,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

PURCHASES                           SALES                        NET REALIZED GAIN
----------------------------------------------------------------------------------
$61,000                              $-                                $-

================================================================================

40  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                                  NON-CASH COLLATERAL                            CASH COLLATERAL
------------------------------------------------------------------------------------------------------------
$18,536,000(1)                                        $-                                       $19,061,000

(1) Includes $1,399,000 of securities on loan that were sold prior to November 30, 2018.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $554,000.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) (ETFs). The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six-month period ended November 30, 2018, the Fund's management fee was reimbursed by the Manager in an amount of less than $500.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $166,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund to 0.90% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the

================================================================================

42  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $194,000, of which $118,000 was receivable from the Manager, which includes affiliated ETF(s) management fee reimbursement expenses and receivables.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $282,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 890,000 shares, which represents 4.5% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated USAA Funds' net assets. The affiliated funds' annual or semiannual reports may be viewed on usaa.com. At November 30, 2018, the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

AFFILIATED USAA FUND                                                  OWNERSHIP %
---------------------------------------------------------------------------------
MSCI Emerging Markets Value Momentum Blend Index ETF                      0.3

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                                  CHANGE
                                                                                  IN NET
($ IN 000S)                                       REALIZED     CAPITAL           UNREALIZED
AFFILIATED     PURCHASE     SALES     DIVIDEND     GAIN         GAIN           APPRECIATION/          MARKET VALUE
USAA FUND        COST     PROCEEDS     INCOME     (LOSS)     DISTRIBUTIONS     (DEPRECIATION)     5/31/18      11/30/18
-----------------------------------------------------------------------------------------------------------------------
MSCI
 Emerging
 Markets
 Value
 Momentum
 Blend
 Index ETF       $268        $-          $1          $-           $-                 $(37)            $200         $431

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the

================================================================================

44  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                        YEAR ENDED MAY 31,
                           ------------------------------------------------------------------------------
                               2018           2018          2017        2016            2015         2014
                           ------------------------------------------------------------------------------
Net asset value at
 beginning of period       $  11.29       $  11.34      $  10.67     $ 11.42        $  11.52     $  11.05
                           ------------------------------------------------------------------------------
Income(loss) from
 investment operations:
 Net investment income          .11            .21           .23         .28             .26          .25
 Net realized and
  unrealized gain (loss)       (.40)           .23           .68        (.68)            .03          .61
                           ------------------------------------------------------------------------------
Total from investment
 operations                    (.29)           .44           .91        (.40)            .29          .86
                           ------------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.11)          (.21)         (.24)       (.26)           (.27)        (.26)
 Realized capital gains           -           (.28)            -        (.09)           (.12)        (.13)
                           ------------------------------------------------------------------------------
Total distributions            (.11)          (.49)         (.24)       (.35)           (.39)        (.39)
                           ------------------------------------------------------------------------------
Net asset value at
 end of period             $  10.89       $  11.29      $  11.34     $ 10.67        $  11.42     $  11.52
                           ==============================================================================
Total return (%)*             (2.63)          3.89          8.65       (3.50)           2.58         8.00
Net assets at end of
 period (000)              $217,389       $221,721      $209,270    $194,376        $204,535     $167,742
Ratios to average
 daily net assets:**
 Expenses (%)(a)                .90(b)         .90           .90         .90             .90          .90(c)
 Expenses, excluding
  reimbursements (%)(a)        1.07(b)        1.07          1.09        1.09            1.05         1.08(c)
 Net investment income (%)     2.00(b)        1.84          2.12        2.56            2.43         2.40
Portfolio turnover (%)           37             45            55          70(d)           37           36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $220,961,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

46  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2018 -
                                          JUNE 1, 2018        NOVEMBER 30, 2018       NOVEMBER 30, 2018
                                          -------------------------------------------------------------
Actual                                      $1,000.00              $  973.70                 $4.45

Hypothetical
 (5% return before expenses)                 1,000.00               1,020.56                  4.56

*Expenses are equal to the Fund's annualized expense ratio of 0.90%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (2.63)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

48  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
97451-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA CORNERSTONE MODERATE FUND]

================================================================================

    SEMIANNUAL REPORT
    USAA CORNERSTONE MODERATE FUND (USBSX)
    NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

    Portfolio of Investments                                                  3

    Notes to Portfolio of Investments                                        28

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

    Financial Highlights                                                     53

EXPENSE EXAMPLE                                                              54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS - 11/30/18 o
                                (% of Net Assets)

iShares Core MSCI EAFE ETF ...............................................  4.7%
Vanguard FTSE Developed Markets ETF  .....................................  4.0%
U.S. Treasury Bond, 3.13%, 8/15/2044 .....................................  3.7%
Schwab Fundamental International Large
   Company Index ETF .....................................................  3.4%
U.S. Treasury Bond, 3.00%, 5/15/2045 .....................................  3.2%
Vanguard Total Bond Market ETF ...........................................  3.1%
Vanguard S&P 500 ETF .....................................................  2.8%
Vanguard FTSE Europe ETF .................................................  2.6%
U.S. Treasury Note, 1.13%, 2/28/2021 .....................................  2.4%
iShares iBoxx $ High Yield Corporate
   Bond ETF ..............................................................  2.1%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o ASSET ALLOCATION* - 11/30/18
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                             26.8%
U.S. EQUITY SECURITIES                                                      18.4%
U.S. TREASURY SECURITIES                                                    17.3%
U.S. GOVERNMENT AGENCY ISSUES                                               11.6%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                          10.2%
CORPORATE OBLIGATIONS                                                        6.7%
GLOBAL REAL ESTATE EQUITY SECURITIES                                         2.1%
ASSET-BACKED SECURITIES                                                      1.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                            1.4%
COMMERCIAL MORTGAGE SECURITIES                                               1.1%
MONEY MARKET INSTRUMENTS                                                     1.0%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                             0.9%
CONVERTIBLE SECURITIES                                                       0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                          0.2%
BANK LOANS                                                                   0.2%

                               [END CHART]

*Does not include futures and short-term investments purchased with cash collateral from securities loaned.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA CORNERSTONE MODERATE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              BONDS (50.6%)

              ASSET-BACKED SECURITIES (1.7%)

              ASSET BACKED SECURITIES (1.7%)
              ------------------------------
              AUTOMOBILE ABS (1.2%)
$       343   Americredit Automobile Receivables Trust                             3.15%            3/20/2023     $      342
      2,640   Americredit Automobile Receivables Trust                             3.50             1/18/2024          2,625
      1,700   Avis Budget Rental Car Funding AESOP, LLC(a)                         2.96             7/20/2020          1,697
        933   Avis Budget Rental Car Funding AESOP, LLC(a)                         3.75             7/20/2020            934
      2,704   Avis Budget Rental Car Funding AESOP, LLC(a)                         2.50             2/20/2021          2,680
      1,483   Credit Acceptance Auto Loan Trust(a)                                 4.29            11/15/2024          1,491
      1,503   Credit Acceptance Auto Loan Trust(a)                                 3.55             8/15/2027          1,505
      2,560   OSCAR U.S. Funding Trust IX, LLC(a)                                  3.63             9/10/2025          2,572
                                                                                                                  ----------
                                                                                                                      13,846
                                                                                                                  ----------
              CREDIT CARD ABS (0.1%)
      1,461   Synchrony Credit Card Master Note Trust                              2.95             5/15/2024          1,434
                                                                                                                  ----------
              OTHER ABS (0.3%)
      1,320   Element Rail Leasing I, LLC(a)                                       3.67             4/19/2044          1,313
        426   NP SPE II, LLC(a)                                                    3.37            10/21/2047            419
        975   SCF Equipment Leasing, LLC(a)                                        3.41            12/20/2023            969
                                                                                                                  ----------
                                                                                                                       2,701
                                                                                                                  ----------
              STUDENT LOAN ABS (0.1%)
        950   Navient Student Loan Trust (1 mo. LIBOR + 1.50%)                     3.82(b)          8/25/2050            949
        399   SLM Student Loan Trust (3 mo. LIBOR + 0.55%)                         3.04(b)         10/25/2065            382
                                                                                                                  ----------
                                                                                                                       1,331
                                                                                                                  ----------
              Total Asset Backed Securities                                                                           19,312
                                                                                                                  ----------
              Total Asset-Backed Securities (cost: $19,294)                                                           19,312
                                                                                                                  ----------

              BANK LOANS (0.2%)(c)

              CONSUMER, CYCLICAL (0.2%)
              -------------------------
              RETAIL (0.2%)
      1,941   Academy, Ltd. (1 mo. LIBOR + 4.00%)                                  6.30             7/01/2022          1,428
        914   Academy, Ltd. (1 mo. LIBOR + 4.00%)                                  6.31             7/01/2022            672
                                                                                                                  ----------
              Total Consumer, Cyclical                                                                                 2,100
                                                                                                                  ----------
              Total Bank Loans (cost: $2,273)                                                                          2,100
                                                                                                                  ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              MORTGAGE SECURITIES (0.2%)
              -------------------------
$       193   Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)                         3.20%(b)         9/20/2033     $      188
      1,916   Structured Asset Mortgage Investments Trust (1 mo.
                LIBOR + 0.50%)                                                     3.05(b)          7/19/2035          1,800
        201   Wells Fargo Mortgage Backed Securities Trust                         4.13(d)          4/25/2035            198
                                                                                                                  ----------
              Total Mortgage Securities                                                                                2,186
                                                                                                                  ----------
              Total Collateralized Mortgage Obligations (cost: $2,296)                                                 2,186
                                                                                                                  ----------

              COMMERCIAL MORTGAGE SECURITIES (1.1%)

              MORTGAGE SECURITIES (1.1%)
              --------------------------
              COMMERCIAL MBS (1.1%)
      1,323   Banc of America Commercial Mortgage Trust                            5.86(d)          7/10/2044            486
        191   Banc of America Commercial Mortgage Trust                            6.79(d)          2/10/2051            192
        309   Bear Stearns Commercial Mortgage Securities Trust (a)                5.66(d)          9/11/2041            310
      1,200   BTH-21 Mortgage-Backed Securities Trust (1 mo.
                 LIBOR + 2.50%)(a)                                                 4.46(b)         10/07/2021          1,201
         17   Commercial Mortgage Trust                                            5.38            12/10/2046             17
      2,398   Credit Suisse Commercial Mortgage Trust (1 mo.
                 LIBOR + 0.19%)                                                    2.49(b)          2/15/2040          2,369
     15,168   CSAIL Commercial Mortgage Trust(e),(f)                               1.95(d)          1/15/2049          1,376
      4,200   FREMF Mortgage Trust(a)                                              3.69(d)          8/25/2045          4,200
        107   GE Capital Commercial Mortgage Corp.                                 5.61(d)         12/10/2049            108
         54   GMAC Commercial Mortgage Securities, Inc.                            4.97            12/10/2041             54
        500   GMAC Commercial Mortgage Securities, Inc.                            4.98(d)         12/10/2041            499
         41   GMAC Commercial Mortgage Securities, Inc.                            4.81             5/10/2043             41
        879   J.P.Morgan Chase Commercial Mortgage Securities
                Trust                                                              5.37             5/15/2047            880
     12,576   UBS Commercial Mortgage Trust(a),(e),(f)                             2.25(d)          5/10/2045            701
                                                                                                                  ----------
              Total Mortgage Securities                                                                               12,434
                                                                                                                  ----------
              Total Commercial Mortgage Securities (cost: $13,147)                                                    12,434
                                                                                                                  ----------

              CONVERTIBLE SECURITIES (0.2%)

              BASIC MATERIALS (0.2%)
              ----------------------
              MINING (0.2%)
        367   Hycroft Mining Corp.(e),(g),(h),(i)                                 15.00(j)         10/22/2020             11
      3,100   Pretium Resources, Inc.                                              2.25             3/15/2022          2,682
                                                                                                                  ----------
              Total Basic Materials                                                                                    2,693
                                                                                                                  ----------
              Total Convertible Securities (cost: $3,333)                                                              2,693
                                                                                                                  ----------

================================================================================

4  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (6.7%)

              COMMUNICATIONS (0.2%)
              ---------------------
              TELECOMMUNICATIONS (0.2%)
$     2,250   Hughes Satellite Systems Corp.(k)                                    6.50%            6/15/2019     $    2,285
                                                                                                                  ----------
              CONSUMER, CYCLICAL (0.6%)
              -------------------------
              AIRLINES (0.0%)
        121   America West Airlines, Inc. Pass-Through Trust
                (INS - AMBAC Assurance Corp.)(k)                                   7.93             7/02/2020            122
                                                                                                                  ----------
              AUTO MANUFACTURERS (0.6%)
      3,300   Harley-Davidson Financial Services, Inc. (a),(k)                     3.55             5/21/2021          3,282
      3,250   Hyundai Capital America (a),(k)                                      3.75             7/08/2021          3,220
                                                                                                                  ----------
                                                                                                                       6,502
                                                                                                                  ----------
              Total Consumer, Cyclical                                                                                 6,624
                                                                                                                  ----------
              CONSUMER, NON-CYCLICAL (0.1%)
              -----------------------------
              HEALTHCARE-SERVICES (0.1%)
      3,000   Community Health Systems, Inc.(k)                                    6.88             2/01/2022          1,501
                                                                                                                  ----------
              ENERGY (1.4%)
              -------------
              PIPELINES (1.4%)
      2,950   Enbridge Energy Partners, LP(k)                                      7.38            10/15/2045          3,615
      1,900   Energy Transfer Operating, LP (3 mo.
                LIBOR + 3.02%)(k)                                                  5.56(b)         11/01/2066          1,567
      2,500   Enterprise TE Partners, LP (3 mo.
                 LIBOR + 2.78%)(k)                                                 5.52(b)          6/01/2067          2,270
      3,300   EQM Midstream Partners, LP(k)                                        4.75             7/15/2023          3,274
        800   Martin Midstream Partners, LP / Martin Midstream
                Finance Corp.(k)                                                   7.25             2/15/2021            784
      2,500   Rockies Express Pipeline, LLC (a),(k)                                6.00             1/15/2019          2,507
      1,000   Southern Union Co. (3 mo. LIBOR + 3.02%)(k)                          5.56(b)         11/01/2066            815
      1,400   Tallgrass Energy Partners, LP / Tallgrass Energy
                Finance Corp.(a),(k)                                               5.50             9/15/2024          1,410
                                                                                                                  ----------
              Total Energy                                                                                            16,242
                                                                                                                  ----------
              FINANCIAL (3.5%)
              ----------------
              BANKS (1.3%)
      1,000   Allfirst Preferred Capital Trust (3 mo.
                LIBOR + 1.50%)(k)                                                  3.94(b)          7/15/2029            879
      2,000   Compass Bank(k)                                                      3.88             4/10/2025          1,914
      2,850   First Maryland Capital Trust I (3 mo.
                LIBOR + 1.00%)(k)                                                  3.44(b)          1/15/2027          2,650

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
$     2,000   Huntington Capital (3 mo. LIBOR + 0.63%)(k)                          2.96%(b)         6/15/2028     $    1,778
      2,000   Manufacturers & Traders Trust Co. (3 mo.
                LIBOR + 0.64%)(k)                                                  3.38(b)         12/01/2021          1,986
      6,000   SunTrust Capital I (3 mo. LIBOR + 0.67%)(k)                          3.29(b)          5/15/2027          5,355
                                                                                                                  ----------
                                                                                                                      14,562
                                                                                                                  ----------
              DIVERSIFIED FINANCIAL SERVICES (0.3%)
      4,000   Cullen/Frost Capital Trust II (3 mo.
                LIBOR + 1.55%)(k)                                                  4.29(b)          3/01/2034          3,606
                                                                                                                  ----------
              INSURANCE (1.6%)
      3,200   Allstate Corp. (3 mo. LIBOR + 2.94%)(k)                              5.75(l)          8/15/2053          3,172
      1,921   AmTrust Financial Services, Inc.(k)                                  6.13             8/15/2023          1,816
      3,200   Athene Holding Ltd.(k)                                               4.13             1/12/2028          2,920
      2,575   HSB Group, Inc. (3 mo. LIBOR + 0.91%)(k)                             3.35(b)          7/15/2027          2,201
      5,670   Nationwide Mutual Insurance Co. (3 mo.
                LIBOR + 2.29%) (a),(k)                                             4.62(b)         12/15/2024          5,670
      2,800   Prudential Financial, Inc. (3 mo. LIBOR + 3.92%)(k)                  5.63(l)          6/15/2043          2,814
                                                                                                                  ----------
                                                                                                                      18,593
                                                                                                                  ----------
              INVESTMENT COMPANIES (0.2%)
      1,600   Ares Capital Corp.(k)                                                3.63             1/19/2022          1,564
                                                                                                                  ----------
              REITS (0.1%)
      1,000   Sabra Health Care, LP(k)                                             5.13             8/15/2026            950
                                                                                                                  ----------
              Total Financial                                                                                         39,275
                                                                                                                  ----------
              INDUSTRIAL (0.7%)
              -----------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        500   Artesyn Embedded Technologies, Inc.(a),(k)                           9.75            10/15/2020            471
                                                                                                                  ----------
              MISCELLANEOUS MANUFACTURERS (0.1%)
        960   General Electric Co.(k)                                              5.50             1/08/2020            968
                                                                                                                  ----------
              TRANSPORTATION (0.6%)
      3,000   BNSF Funding Trust I (3 mo. LIBOR + 2.35%)(k)                        6.61(l)         12/15/2055          3,217
      3,200   Ryder System, Inc.(k)                                                3.50             6/01/2021          3,185
                                                                                                                  ----------
                                                                                                                       6,402
                                                                                                                  ----------
              Total Industrial                                                                                         7,841
                                                                                                                  ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC (0.2%)
      2,133   NextEra Energy Capital Holdings, Inc.(k)                             3.34             9/01/2020          2,123
                                                                                                                  ----------
              Total Corporate Obligations (cost: $75,907)                                                             75,891
                                                                                                                  ----------

================================================================================

6  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.4%)

              BASIC MATERIALS (0.2%)
              ----------------------
              MINING (0.2%)
$     2,285   Newcrest Finance Pty. Ltd.(a),(k)                                    4.45%           11/15/2021     $    2,311
                                                                                                                  ----------
              CONSUMER, CYCLICAL (0.3%)
              -------------------------
              AUTO MANUFACTURERS (0.3%)
      3,200   BMW U.S. Capital, LLC (a),(k)                                        3.25             8/14/2020          3,194
                                                                                                                  ----------
              ENERGY (0.6%)
              -------------
              OIL & GAS (0.5%)
      3,100   Petrobras Global Finance B.V.(k)                                     5.38             1/27/2021          3,150
      3,100   Petroleos Mexicanos(k)                                               5.38             3/13/2022          3,040
                                                                                                                  ----------
                                                                                                                       6,190
                                                                                                                  ----------
              OIL & GAS SERVICES (0.0%)
         35   Schahin II Finance Co. SPV Ltd.(a),(g)                               8.00             5/25/2020             32
      1,407   Schahin II Finance Co. SPV Ltd.(a),(m)                               5.88             9/25/2023            155
                                                                                                                  ----------
                                                                                                                         187
                                                                                                                  ----------
              PIPELINES (0.1%)
        600   Transcanada Trust (3 mo. LIBOR + 3.53%)(k)                           5.63(l)          5/20/2075            560
                                                                                                                  ----------
              Total Energy                                                                                             6,937
                                                                                                                  ----------
              FINANCIAL (0.3%)
              ----------------
              INSURANCE (0.3%)
      3,430   QBE Capital Funding III Ltd. (USD Swap
                Semi-Annual 30/360 10 YR + 4.05%)(a),(k)                           7.25(l)          5/24/2041          3,614
                                                                                                                  ----------
              Total Eurodollar and Yankee Obligations (cost: $16,966)                                                 16,056
                                                                                                                  ----------

----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------------------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (10.2%)
     44,400   Invesco Fundamental High Yield Corporate Bond ETF(n)                                                       801
    282,610   iShares iBoxx $ High Yield Corporate Bond ETF(n)                                                        23,626
    453,140   SPDR Bloomberg Barclays High Yield Bond ETF(n)                                                          15,738
    340,800   Vanguard Mortgage-Backed Securities ETF                                                                 17,350
    179,080   Vanguard Short-Term Bond ETF                                                                            13,983
    106,950   Vanguard Short-Term Corporate Bond ETF                                                                   8,308
    456,800   Vanguard Total Bond Market ETF                                                                          35,694
                                                                                                                  ----------
              Total Fixed-Income Exchange-Traded Funds (cost: $118,265)                                              115,500
                                                                                                                  ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (11.6%)(o)

              COMMERCIAL MBS (2.0%)
$     2,250   Fannie Mae(+)                                                        2.15%            1/25/2023     $    2,165
      8,300   Freddie Mac(+)                                                       3.00            12/25/2025          8,107
      5,200   Freddie Mac(+)                                                       3.33(d)          5/25/2025          5,184
      5,000   Freddie Mac(+)                                                       3.51             4/25/2030          4,893
      2,679   Freddie Mac(+)                                                       3.70(d)          1/25/2033          2,690
                                                                                                                  ----------
                                                                                                                      23,039
                                                                                                                  ----------
              FGLMC COLLATERAL (9.4%)
      7,446   Freddie Mac(+)                                                       3.00             4/01/2046          7,109
     10,516   Freddie Mac(+)                                                       3.00             6/01/2046         10,039
      8,261   Freddie Mac(+)                                                       3.00             8/01/2046          7,887
      7,860   Freddie Mac(+)                                                       3.00             1/01/2047          7,497
     14,949   Freddie Mac(+)                                                       3.00             1/01/2047         14,270
     16,072   Freddie Mac(+)                                                       3.00             3/01/2047         15,341
     20,765   Freddie Mac(+)                                                       3.00             4/01/2047         19,814
      9,293   Freddie Mac(+)                                                       3.00             8/01/2047          8,867
      8,069   Freddie Mac(+)(k)                                                    3.50             4/01/2046          7,945
      7,709   Freddie Mac(+)(k)                                                    3.50             4/01/2048          7,566
                                                                                                                  ----------
                                                                                                                     106,335
                                                                                                                  ----------
              FNMA COLLATERAL (0.2%)
      2,835   Fannie Mae(+)(k)                                                     4.00            11/01/2045          2,856
                                                                                                                  ----------
              Total U.S. Government Agency Issues (cost: $138,195)                                                   132,230
                                                                                                                  ----------

              U.S. TREASURY SECURITIES (17.3%)

              BONDS (7.8%)(p)
        250   U.S. Treasury Bond (STRIPS Principal)
                (Zero Coupon)                                                      0.00             8/15/2044            106
      6,000   U.S. Treasury Bond                                                   3.00            11/15/2044          5,678
     38,200   U.S. Treasury Bond                                                   3.00             5/15/2045         36,132
      4,000   U.S. Treasury Bond                                                   3.00             5/15/2047          3,769
     44,100   U.S. Treasury Bond                                                   3.13             8/15/2044         42,711
                                                                                                                  ----------
                                                                                                                      88,396
                                                                                                                  ----------
              INFLATION-INDEXED NOTES (1.0%)
     11,716   Inflation-Index Note                                                 0.13             4/15/2021         11,407
                                                                                                                  ----------
              NOTES (8.5%)(p)
     28,500   U.S. Treasury Note(q)                                                1.13             2/28/2021         27,459
     17,000   U.S. Treasury Note                                                   1.63             4/30/2023         16,134
     25,000   U.S. Treasury Note                                                   1.63             2/15/2026         22,878
      2,000   U.S. Treasury Note                                                   2.25            11/15/2024          1,929

================================================================================

8  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
$     5,000   U.S. Treasury Note                                                   2.25%           11/15/2025     $    4,786
      5,000   U.S. Treasury Note                                                   2.25             2/15/2027          4,737
     15,000   U.S. Treasury Note                                                   2.25            11/15/2027         14,119
      5,000   U.S. Treasury Note                                                   2.75             2/15/2028          4,897
                                                                                                                  ----------
                                                                                                                      96,939
                                                                                                                  ----------
                Total U.S. Treasury Securities (cost: $204,955)                                                      196,742
                                                                                                                  ----------
                Total Bonds (cost: $594,631)                                                                         575,144
                                                                                                                  ----------

----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (26.8%)

              COMMON STOCKS (0.1%)

              INDUSTRIAL (0.1%)
              -----------------
              ELECTRONICS (0.1%)
      9,810   TE Connectivity Ltd.                                                                                       755
                                                                                                                  ----------
              ENVIRONMENTAL CONTROL (0.0%)
     12,880   Pentair plc                                                                                                550
                                                                                                                  ----------
              Total Industrial                                                                                         1,305
                                                                                                                  ----------
              TECHNOLOGY (0.0%)
              -----------------
              SEMICONDUCTORS (0.0%)
      6,040   Kulicke & Soffa Industries, Inc.                                                                           130
                                                                                                                  ----------
              Total Common Stocks (cost: $1,467)                                                                       1,435
                                                                                                                  ----------

              EXCHANGE-TRADED FUNDS (26.3%)
    224,400   Invesco FTSE RAFI Developed Markets ex-US(n)                                                             8,967
    597,600   Invesco FTSE RAFI Emerging Markets                                                                      12,310
    902,080   iShares Core MSCI EAFE ETF                                                                              53,205
    360,660   iShares Core MSCI Emerging Markets ETF                                                                  17,842
    274,500   iShares Edge MSCI Min Vol EAFE ETF                                                                      19,100
    130,400   iShares Edge MSCI Min Vol Emerging Markets ETF                                                           7,480
    748,000   iShares MSCI Canada ETF                                                                                 19,927
    258,080   iShares MSCI United Kingdom ETF(n)                                                                       8,111
    856,200   Schwab Fundamental Emerging Markets Large Company Index ETF                                             23,528
  1,389,900   Schwab Fundamental International Large Company Index ETF                                                38,403
    231,700   Schwab Fundamental International Small Company Index ETF                                                 7,259
     34,497   SPDR S&P Emerging Markets SmallCap ETF                                                                   1,494

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     51,500   USAA MSCI Emerging Markets Value Momentum Blend Index ETF(r)                                        $    2,270
  1,137,000   Vanguard FTSE Developed Markets ETF                                                                     45,196
     47,000   Vanguard FTSE Emerging Markets ETF                                                                       1,865
    576,000   Vanguard FTSE Europe ETF                                                                                29,624
     59,797   WisdomTree Emerging Markets SmallCap Dividend Fund                                                       2,588
                                                                                                                  ----------
              Total Exchange-Traded Funds (cost: $295,191)                                                           299,169
                                                                                                                  ----------

              PREFERRED STOCKS (0.4%)

              FINANCIAL (0.4%)
              ----------------
              INSURANCE (0.4%)
    167,198   Delphi Financial Group, Inc., cumulative redeemable, 5.93%, (3 mo.
                LIBOR + 3.19%)(b) (cost: $4,062)                                                                       3,804
                                                                                                                  ----------
              Total International Equity Securities (cost: $300,720)                                                 304,408
                                                                                                                  ----------

              U.S. EQUITY SECURITIES (18.4%)

              COMMON STOCKS (13.3%)

              BASIC MATERIALS (0.1%)
              ----------------------
              CHEMICALS (0.1%)
      7,140   AdvanSix, Inc.(s)                                                                                          205
      5,570   LyondellBasell Industries N.V. "A"                                                                         520
     15,050   Rayonier Advanced Materials, Inc.                                                                          222
                                                                                                                  ----------
                                                                                                                         947
                                                                                                                  ----------
              FOREST PRODUCTS & PAPER (0.0%)
     19,240   Resolute Forest Products, Inc.(s)                                                                          211
      5,960   Schweitzer-Mauduit International, Inc.                                                                     170
                                                                                                                  ----------
                                                                                                                         381
                                                                                                                  ----------
              Total Basic Materials                                                                                    1,328
                                                                                                                  ----------
              COMMUNICATIONS (1.5%)
              ---------------------
              ADVERTISING (0.2%)
     41,970   Interpublic Group of Companies, Inc.                                                                       986
     13,080   Omnicom Group, Inc.                                                                                      1,007
                                                                                                                  ----------
                                                                                                                       1,993
                                                                                                                  ----------
              INTERNET (0.4%)
        830   Amazon.com, Inc.(s)                                                                                      1,403
        250   Booking Holdings, Inc.(s)                                                                                  473
      3,290   CDW Corp.                                                                                                  305
      2,860   F5 Networks, Inc.(s)                                                                                       492
      7,640   GoDaddy, Inc. "A"(s)                                                                                       498
      2,650   Netflix, Inc.(s)                                                                                           758

================================================================================

10  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      2,370   Palo Alto Networks, Inc.(s)                                                                         $      410
      1,200   Stamps.com, Inc.(s)                                                                                        206
                                                                                                                  ----------
                                                                                                                       4,545
                                                                                                                  ----------
              MEDIA (0.5%)
     26,180   Comcast Corp."A"                                                                                         1,021
     26,480   Discovery, Inc."A"(s)                                                                                      814
     23,470   DISH Network Corp."A"(s)                                                                                   769
     34,970   Entravision Communications Corp."A"                                                                        113
      2,660   Nexstar Media Group, Inc."A"                                                                               220
     65,070   Sirius XM Holdings, Inc.(n)                                                                                405
     18,370   TEGNA, Inc.                                                                                                244
     13,690   Twenty-First Century Fox, Inc."A"                                                                          677
     36,540   Viacom, Inc."B"                                                                                          1,128
      4,590   Walt Disney Co.                                                                                            530
                                                                                                                  ----------
                                                                                                                       5,921
                                                                                                                  ----------
              TELECOMMUNICATIONS (0.4%)
     23,870   AT&T, Inc.                                                                                                 746
     19,940   CenturyLink, Inc.                                                                                          375
      6,320   Ciena Corp.(s)                                                                                             206
      1,950   InterDigital, Inc.                                                                                         147
      4,440   Motorola Solutions, Inc.                                                                                   583
      1,830   Shenandoah Telecommunications Co.                                                                           91
      8,890   T-Mobile US, Inc.(s)                                                                                       608
     27,380   Verizon Communications, Inc.                                                                             1,651
      5,670   Vonage Holdings Corp.(s)                                                                                    60
                                                                                                                  ----------
                                                                                                                       4,467
                                                                                                                  ----------
              Total Communications                                                                                    16,926
                                                                                                                  ----------
              CONSUMER, CYCLICAL (1.6%)
              -------------------------
              AIRLINES (0.1%)
     11,030   Delta Air Lines, Inc.                                                                                      670
      7,930   Southwest Airlines Co.                                                                                     433
      5,030   United Continental Holdings, Inc.(s)                                                                       486
                                                                                                                  ----------
                                                                                                                       1,589
                                                                                                                  ----------
              APPAREL (0.1%)
      9,480   NIKE, Inc. "B"                                                                                             712
                                                                                                                  ----------
              AUTO MANUFACTURERS (0.1%)
     46,500   Ford Motor Co.                                                                                             437
      8,370   PACCAR, Inc.                                                                                               521
     10,550   Wabash National Corp.                                                                                      164
                                                                                                                  ----------
                                                                                                                       1,122
                                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
      5,060   Allison Transmission Holdings, Inc.                                                                 $      239
     15,050   Dana, Inc.                                                                                                 218
      9,300   Meritor, Inc.(s)                                                                                           154
      3,730   Methode Electronics, Inc.                                                                                  113
      5,520   Tenneco, Inc. "A"                                                                                          186
      6,170   WABCO Holdings, Inc.(s)                                                                                    749
                                                                                                                  ----------
                                                                                                                       1,659
                                                                                                                  ----------
              DISTRIBUTION/WHOLESALE (0.1%)
      3,520   WESCO International, Inc.(s)                                                                               188
      1,160   WW Grainger, Inc.                                                                                          364
                                                                                                                  ----------
                                                                                                                         552
                                                                                                                  ----------
              ENTERTAINMENT (0.0%)
      6,470   Red Rock Resorts, Inc. "A"                                                                                 169
                                                                                                                  ----------
              HOME BUILDERS (0.0%)
      7,750   TRI Pointe Group, Inc.(s)                                                                                   97
                                                                                                                  ----------
              HOME FURNISHINGS (0.0%)
      4,160   Ethan Allen Interiors, Inc.                                                                                 87
                                                                                                                  ----------
              LEISURE TIME (0.1%)
      2,170   Brunswick Corp.                                                                                            115
      8,580   Carnival Corp.                                                                                             517
      8,310   Norwegian Cruise Line Holdings Ltd.(s)                                                                     427
      4,010   Royal Caribbean Cruises Ltd.                                                                               453
                                                                                                                  ----------
                                                                                                                       1,512
                                                                                                                  ----------
              LODGING (0.0%)
      5,990   Boyd Gaming Corp.                                                                                          149
                                                                                                                  ----------
              OFFICE FURNISHINGS (0.0%)
      4,550   Herman Miller, Inc.                                                                                        154
      7,030   Knoll, Inc.                                                                                                136
     11,610   Steelcase, Inc. "A"                                                                                        188
                                                                                                                  ----------
                                                                                                                         478
                                                                                                                  ----------
              RETAIL (0.9%)
      1,500   Asbury Automotive Group, Inc.(s)                                                                           104
      7,720   Best Buy Co., Inc.                                                                                         499
      2,440   Big Lots, Inc.                                                                                             106
     10,560   Bloomin' Brands, Inc.                                                                                      206
      3,980   Buckle, Inc.(n)                                                                                             76
      4,160   Costco Wholesale Corp.                                                                                     962
      1,390   Cracker Barrel Old Country Store, Inc.(n)                                                                  251
     14,550   Del Taco Restaurants, Inc.(s)                                                                              156

================================================================================

12  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      3,460   Dick's Sporting Goods, Inc.                                                                         $      125
      3,090   Foot Locker, Inc.                                                                                          174
     22,550   Gap, Inc.                                                                                                  615
      2,280   Group 1 Automotive, Inc.                                                                                   128
      8,580   Hibbett Sports, Inc.(s)                                                                                    133
      5,270   Home Depot, Inc.                                                                                           950
      8,380   Kohl's Corp.                                                                                               563
      3,230   La-Z-Boy, Inc.                                                                                              94
      1,380   Lithia Motors, Inc. "A"                                                                                    114
     17,880   Macy's, Inc.                                                                                               612
      2,520   MSC Industrial Direct Co., Inc. "A"                                                                        223
      1,720   Nu Skin Enterprises, Inc. "A"                                                                              114
      1,480   O'Reilly Automotive, Inc.(s)                                                                               513
      2,290   Penske Automotive Group, Inc.                                                                              100
     36,090   Qurate Retail, Inc.(s)                                                                                     802
      6,730   Ross Stores, Inc.                                                                                          590
      4,740   Rush Enterprises, Inc. "A"                                                                                 181
      5,710   Sonic Corp.                                                                                                248
     13,030   Target Corp.                                                                                               925
     14,120   TJX Companies, Inc.                                                                                        690
      2,510   Williams-Sonoma, Inc.                                                                                      142
                                                                                                                  ----------
                                                                                                                      10,396
                                                                                                                  ----------
              Total Consumer, Cyclical                                                                                18,522
                                                                                                                  ----------
              CONSUMER, NON-CYCLICAL (3.4%)
              -----------------------------
              AGRICULTURE (0.1%)
      7,650   Altria Group, Inc.                                                                                         419
     21,330   Archer-Daniels-Midland Co.                                                                                 982
                                                                                                                  ----------
                                                                                                                       1,401
                                                                                                                  ----------
              BEVERAGES (0.2%)
      7,320   Brown-Forman Corp."B"                                                                                      349
     21,240   Coca-Cola Co.                                                                                            1,070
      7,960   Molson Coors Brewing Co."B"                                                                                524
                                                                                                                  ----------
                                                                                                                       1,943
                                                                                                                  ----------
              BIOTECHNOLOGY (0.4%)
      3,650   Biogen, Inc.(s)                                                                                          1,218
        540   Bio-Rad Laboratories, Inc."A"(s)                                                                           148
      2,240   Cambrex Corp.(s)                                                                                           107
      7,950   Celgene Corp.(s)                                                                                           574
      2,380   Emergent BioSolutions, Inc.(s)                                                                             173
      9,060   Exelixis, Inc.(s)                                                                                          184
     12,760   Gilead Sciences, Inc.                                                                                      918

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      8,040   Halozyme Therapeutics, Inc.(s)                                                                      $      133
      1,760   Illumina, Inc.(s)                                                                                          594
      3,460   Myriad Genetics, Inc.(s)                                                                                   112
      2,090   REGENXBIO, Inc.(s)                                                                                         125
      5,610   United Therapeutics Corp.(s)                                                                               663
                                                                                                                  ----------
                                                                                                                       4,949
                                                                                                                  ----------
              COMMERCIAL SERVICES (0.5%)
      3,250   AMN Healthcare Services, Inc.(s)                                                                           207
      3,660   Avis Budget Group, Inc.(s)                                                                                 107
      6,190   Booz Allen Hamilton Holding Corp.                                                                          318
     20,400   H&R Block, Inc.                                                                                            551
     12,980   Hackett Group, Inc.                                                                                        229
      4,500   Moody's Corp.                                                                                              716
      6,990   Quad/Graphics, Inc.                                                                                        115
      3,910   S&P Global, Inc.                                                                                           715
     41,410   Sabre Corp.                                                                                              1,059
      4,370   Sotheby's(s)                                                                                               175
      3,980   United Rentals, Inc.(s)                                                                                    466
      5,460   Verisk Analytics, Inc.(s)                                                                                  673
     33,120   Western Union Co.                                                                                          620
                                                                                                                  ----------
                                                                                                                       5,951
                                                                                                                  ----------
              COSMETICS/PERSONAL CARE (0.1%)
      3,520   Estee Lauder Companies, Inc."A"                                                                            502
     11,860   Procter & Gamble Co.                                                                                     1,121
                                                                                                                  ----------
                                                                                                                       1,623
                                                                                                                  ----------
              FOOD (0.4%)
      2,880   Cal-Maine Foods, Inc.                                                                                      135
      8,140   Flowers Foods, Inc.                                                                                        161
     13,690   Hormel Foods Corp.                                                                                         617
     11,610   Hostess Brands, Inc.(s)                                                                                    135
      7,750   Ingles Markets, Inc."A"                                                                                    225
      5,060   Ingredion, Inc.                                                                                            529
      4,680   JM Smucker Co.                                                                                             489
     30,050   Kroger Co.                                                                                                 891
      4,530   McCormick & Co., Inc.                                                                                      679
      1,430   Sanderson Farms, Inc.                                                                                      162
      8,660   Sysco Corp.                                                                                                584
      9,110   Tyson Foods, Inc."A"                                                                                       537
                                                                                                                  ----------
                                                                                                                       5,144
                                                                                                                  ----------
              HEALTHCARE-PRODUCTS (0.4%)
        980   ABIOMED, Inc.(s)                                                                                           326
      4,410   Bruker Corp.                                                                                               146

================================================================================

14  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      3,030   Edwards Lifesciences Corp.(s)                                                                       $      491
      4,230   Henry Schein, Inc.(s)                                                                                      377
      2,270   Hill-Rom Holdings, Inc.                                                                                    220
      2,530   IDEXX Laboratories, Inc.(s)                                                                                515
        990   Intuitive Surgical, Inc.(s)                                                                                526
      1,780   Masimo Corp.(s)                                                                                            197
     10,920   Meridian Bioscience, Inc.                                                                                  207
     33,980   MiMedx Group, Inc.(n),(s)                                                                                  102
      7,440   Patterson Companies, Inc.                                                                                  189
      2,160   STERIS plc                                                                                                 257
      2,900   Stryker Corp.                                                                                              509
                                                                                                                  ----------
                                                                                                                       4,062
                                                                                                                  ----------
              HEALTHCARE-SERVICES (0.4%)
      3,550   Centene Corp.(s)                                                                                           505
        650   Chemed Corp.                                                                                               206
      3,300   Cigna Corp.                                                                                                737
      2,820   Encompass Health Corp.                                                                                     212
      2,920   HCA Healthcare, Inc.                                                                                       420
      3,900   Laboratory Corp. of America Holdings(s)                                                                    568
      4,150   MEDNAX, Inc.(s)                                                                                            167
      5,810   Quest Diagnostics, Inc.                                                                                    515
      9,260   Select Medical Holdings Corp.(s)                                                                           180
      5,850   Universal Health Services, Inc."B"                                                                         807
        910   WellCare Health Plans, Inc.(s)                                                                             232
                                                                                                                  ----------
                                                                                                                       4,549
                                                                                                                  ----------
              HOUSEHOLD PRODUCTS/WARES (0.1%)
     13,460   ACCO Brands Corp.                                                                                          109
      9,650   Church & Dwight Co., Inc.                                                                                  639
        990   Helen of Troy Ltd.(s)                                                                                      142
                                                                                                                  ----------
                                                                                                                         890
                                                                                                                  ----------
              PHARMACEUTICALS (0.8%)
      8,700   AmerisourceBergen Corp.                                                                                    773
     12,750   Cardinal Health, Inc.                                                                                      699
      7,470   Concert Pharmaceuticals, Inc.(s)                                                                           107
     10,690   Corcept Therapeutics, Inc.(s)                                                                              149
      9,510   CVS Health Corp.                                                                                           763
      1,610   Eagle Pharmaceuticals, Inc.(s)                                                                              81
      3,940   Eli Lilly & Co.                                                                                            467
      1,460   Enanta Pharmaceuticals, Inc.(s)                                                                            116
     20,480   Lannett Co., Inc.(s)                                                                                       121
      4,790   McKesson Corp.                                                                                             596
      8,280   Merck & Co., Inc.                                                                                          657

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     18,610   Mylan N.V.(s)                                                                                       $      630
     43,000   Pfizer, Inc.                                                                                             1,988
      2,610   Phibro Animal Health Corp."A"                                                                               89
      1,660   PRA Health Sciences, Inc.(s)                                                                               194
      3,540   Prestige Consumer Healthcare, Inc.(s)                                                                      137
      3,290   Supernus Pharmaceuticals, Inc.(s)                                                                          156
      9,490   Zoetis, Inc.                                                                                               891
                                                                                                                  ----------
                                                                                                                       8,614
                                                                                                                  ----------
              Total Consumer, Non-cyclical                                                                            39,126
                                                                                                                  ----------
              DIVERSIFIED (0.0%)
              ------------------
              HOLDING COMPANIES-DIVERSIFIED (0.0%)
      1,500   Spectrum Brands Holdings, Inc.                                                                              74
                                                                                                                  ----------
              ENERGY (0.9%)
              -------------
              COAL (0.0%)
     12,910   Warrior Met Coal, Inc.                                                                                     306
                                                                                                                  ----------
              ENERGY-ALTERNATE SOURCES (0.0%)
      6,670   Renewable Energy Group, Inc.(s)                                                                            180
      3,480   SolarEdge Technologies, Inc.(n),(s)                                                                        135
                                                                                                                  ----------
                                                                                                                         315
                                                                                                                  ----------
              OIL & GAS (0.7%)
     30,620   Antero Resources Corp.(s)                                                                                  402
     11,970   Apache Corp.                                                                                               421
      6,910   Cimarex Energy Co.                                                                                         566
     20,220   ConocoPhillips                                                                                           1,338
      5,280   Continental Resources, Inc.(s)                                                                             241
     12,890   Devon Energy Corp.                                                                                         348
      6,860   Hess Corp.                                                                                                 370
     13,820   HollyFrontier Corp.                                                                                        863
     20,830   Laredo Petroleum, Inc.(s)                                                                                   91
      6,250   Mammoth Energy Services, Inc.                                                                              157
     17,470   Marathon Oil Corp.                                                                                         292
     11,370   Marathon Petroleum Corp.                                                                                   741
      5,720   Matador Resources Co.(s)                                                                                   130
      8,710   Par Pacific Holdings, Inc.(s)                                                                              147
      4,130   PBF Energy, Inc."A"                                                                                        160
     38,140   Southwestern Energy Co.(s)                                                                                 184
     29,410   SRC Energy, Inc.(s)                                                                                        170
      6,740   Valero Energy Corp.                                                                                        539
                                                                                                                  ----------
                                                                                                                       7,160
                                                                                                                  ----------

================================================================================

16  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS SERVICES (0.0%)
      9,920   ProPetro Holding Corp.(s)                                                                           $      161
      9,990   U.S. Silica Holdings, Inc.(n)                                                                              142
                                                                                                                  ----------
                                                                                                                         303
                                                                                                                  ----------
              PIPELINES (0.2%)
      6,170   Cheniere Energy, Inc.(s)                                                                                   377
      8,900   ONEOK, Inc.                                                                                                547
     17,280   Plains GP Holdings, LP "A"(s)                                                                              382
      7,010   Targa Resources Corp.                                                                                      313
                                                                                                                  ----------
                                                                                                                       1,619
                                                                                                                  ----------
              Total Energy                                                                                             9,703
                                                                                                                  ----------
              FINANCIAL (2.1%)
              ----------------
              BANKS (1.0%)
      3,800   Bank of Hawaii Corp.                                                                                       303
      8,060   BankUnited, Inc.                                                                                           278
     10,850   Cadence BanCorp                                                                                            222
      6,180   Capital One Financial Corp.                                                                                554
      7,000   Comerica, Inc.                                                                                             554
      3,100   Cullen/Frost Bankers, Inc.                                                                                 311
     16,140   East West Bancorp, Inc.                                                                                    867
     33,890   Fifth Third Bancorp                                                                                        947
      7,200   Great Western Bancorp, Inc.                                                                                269
     17,700   Hope Bancorp, Inc.                                                                                         269
     11,230   J.P. Morgan Chase & Co.                                                                                  1,249
     10,140   Meta Financial Group, Inc.                                                                                 232
     56,320   Regions Financial Corp.                                                                                    926
      6,430   Signature Bank                                                                                             793
      2,030   SVB Financial Group(s)                                                                                     517
     20,670   U.S. Bancorp.                                                                                            1,126
      5,890   Western Alliance Bancorp(s)                                                                                276
     15,990   Zions Bancorp. N.V.                                                                                        778
                                                                                                                  ----------
                                                                                                                      10,471
                                                                                                                  ----------
              DIVERSIFIED FINANCIAL SERVICES (0.7%)
      3,340   Affiliated Managers Group, Inc.                                                                            371
      4,670   Alliance Data Systems Corp.                                                                                936
     30,560   Ally Financial, Inc.                                                                                       815
      4,310   American Express Co.                                                                                       484
      2,430   CME Group, Inc.                                                                                            462
      5,790   Encore Capital Group, Inc.(n),(s)                                                                          162
      3,830   Federal Agricultural Mortgage Corp."C"                                                                     253
     17,230   Franklin Resources, Inc.                                                                                   584

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      5,780   Mastercard, Inc."A"                                                                                 $    1,162
      4,110   Nelnet, Inc."A"                                                                                            224
     16,152   Synchrony Financial                                                                                        420
      5,400   T. Rowe Price Group, Inc.                                                                                  536
     10,550   Virtu Financial, Inc."A"                                                                                   265
      6,570   Visa, Inc."A"                                                                                              931
     11,720   Waddell & Reed Financial, Inc."A"                                                                          239
      2,000   World Acceptance Corp.(s)                                                                                  218
                                                                                                                  ----------
                                                                                                                       8,062
                                                                                                                  ----------
              INSURANCE (0.4%)
     12,790   Aflac, Inc.                                                                                                585
      6,080   American Equity Investment Life Holding Co.                                                                208
      8,030   Athene Holding Ltd."A"(s)                                                                                  349
      4,760   Employers Holdings, Inc.                                                                                   214
      7,700   Essent Group Ltd.(s)                                                                                       297
      2,060   Primerica, Inc.                                                                                            245
      8,340   Principal Financial Group, Inc.                                                                            411
      9,780   Progressive Corp.                                                                                          648
      4,330   Prudential Financial, Inc.                                                                                 406
      6,680   Torchmark Corp.                                                                                            577
      4,660   Universal Insurance Holdings, Inc.                                                                         205
     13,940   Voya Financial, Inc.                                                                                       627
                                                                                                                  ----------
                                                                                                                       4,772
                                                                                                                  ----------
              Total Financial                                                                                         23,305
                                                                                                                  ----------
              INDUSTRIAL (1.2%)
              -----------------
              AEROSPACE/DEFENSE (0.1%)
      1,820   Boeing Co.                                                                                                 631
                                                                                                                  ----------
              BUILDING MATERIALS (0.2%)
      4,030   Apogee Enterprises, Inc.                                                                                   147
     12,540   Fortune Brands Home & Security, Inc.                                                                       549
      2,990   Masonite International Corp.(s)                                                                            161
     12,940   NCI Building Systems, Inc.(s)                                                                              147
     11,740   Owens Corning                                                                                              612
      3,150   Patrick Industries, Inc.(s)                                                                                125
                                                                                                                  ----------
                                                                                                                       1,741
                                                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      3,910   Generac Holdings, Inc.(s)                                                                                  223
                                                                                                                  ----------
              ELECTRONICS (0.3%)
     12,670   Arrow Electronics, Inc.(s)                                                                                 975
      7,460   Atkore International Group, Inc.(s)                                                                        152
      6,210   Jabil, Inc.                                                                                                155
      7,210   Keysight Technologies, Inc.(s)                                                                             446

================================================================================

18  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      1,350   Mettler-Toledo International, Inc.(s)                                                               $      860
      3,001   SYNNEX Corp.                                                                                               242
      1,860   Tech Data Corp.(s)                                                                                         167
      3,830   Waters Corp.(s)                                                                                            761
                                                                                                                  ----------
                                                                                                                       3,758
                                                                                                                  ----------
              ENGINEERING & CONSTRUCTION (0.0%)
      9,970   Fluor Corp.                                                                                                408
                                                                                                                  ----------
              ENVIRONMENTAL CONTROL (0.1%)
      7,520   Waste Management, Inc.                                                                                     705
                                                                                                                  ----------
              HAND/MACHINE TOOLS (0.0%)
      2,670   Regal Beloit Corp.                                                                                         209
      2,230   Snap-on, Inc.                                                                                              370
                                                                                                                  ----------
                                                                                                                         579
                                                                                                                  ----------
              MACHINERY-DIVERSIFIED (0.1%)
      7,220   AGCO Corp.                                                                                                 431
      3,810   Cummins, Inc.                                                                                              575
      9,270   Ichor Holdings Ltd.(n),(s)                                                                                 169
                                                                                                                  ----------
                                                                                                                       1,175
                                                                                                                  ----------
              METAL FABRICATION/HARDWARE (0.0%)
      4,540   Timken Co.                                                                                                 182
                                                                                                                  ----------
              MISCELLANEOUS MANUFACTURERS (0.2%)
      2,510   Crane Co.                                                                                                  217
      9,620   Eaton Corp. plc                                                                                            740
      4,050   Hillenbrand, Inc.                                                                                          179
      1,670   Sturm Ruger & Co., Inc.                                                                                     90
     11,720   Textron, Inc.                                                                                              658
      4,790   Trinseo S.A.                                                                                               242
                                                                                                                  ----------
                                                                                                                       2,126
                                                                                                                  ----------
              PACKAGING & CONTAINERS (0.1%)
      6,200   Berry Global Group, Inc.(s)                                                                                312
      8,940   Silgan Holdings, Inc.                                                                                      230
      7,420   Westrock Co.                                                                                               350
                                                                                                                  ----------
                                                                                                                         892
                                                                                                                  ----------
              SHIPBUILDING (0.0%)
      1,600   Huntington Ingalls Industries, Inc.                                                                        345
                                                                                                                  ----------
              TRANSPORTATION (0.1%)
      5,270   Air Transport Services Group, Inc.(s)                                                                       98
      5,140   CH Robinson Worldwide, Inc.                                                                                474
      3,620   Union Pacific Corp.                                                                                        557
      3,210   Werner Enterprises, Inc.                                                                                   109
                                                                                                                  ----------
                                                                                                                       1,238
                                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              TRUCKING & LEASING (0.0%)
      3,440   Greenbrier Companies, Inc.                                                                          $      168
                                                                                                                  ----------
              Total Industrial                                                                                        14,171
                                                                                                                  ----------
              TECHNOLOGY (2.1%)
              -----------------
              COMPUTERS (0.8%)
      8,470   Apple, Inc.                                                                                              1,513
      1,500   CACI International, Inc."A"(s)                                                                             247
     10,330   Cognizant Technology Solutions Corp."A"                                                                    736
      9,560   DXC Technology Co.                                                                                         603
      4,130   Fortinet, Inc.(s)                                                                                          305
     52,950   Hewlett Packard Enterprise Co.                                                                             794
      3,100   Insight Enterprises, Inc.(s)                                                                               138
     10,580   International Business Machines Corp.                                                                    1,315
     12,960   Leidos Holdings, Inc.                                                                                      817
      4,340   MAXIMUS, Inc.                                                                                              309
      6,040   NCR Corp.(s)                                                                                               167
      6,360   NetApp, Inc.                                                                                               425
      3,140   Science Applications International Corp.                                                                   218
     21,450   Seagate Technology plc                                                                                     924
     14,530   Western Digital Corp.                                                                                      660
                                                                                                                  ----------
                                                                                                                       9,171
                                                                                                                  ----------
              OFFICE/BUSINESS EQUIPMENT (0.0%)
     20,050   Pitney Bowes, Inc.                                                                                         169
                                                                                                                  ----------
              SEMICONDUCTORS (0.5%)
     19,890   Advanced Micro Devices, Inc.(s)                                                                            424
      9,520   Applied Materials, Inc.                                                                                    355
      3,940   Cirrus Logic, Inc.(s)                                                                                      147
     20,640   Intel Corp.                                                                                              1,018
      3,100   Lam Research Corp.                                                                                         486
     25,160   Micron Technology, Inc.(s)                                                                                 970
      3,450   NVIDIA Corp.                                                                                               564
      6,300   QUALCOMM, Inc.                                                                                             367
      4,860   SMART Global Holdings, Inc.(s)                                                                             167
      4,290   Texas Instruments, Inc.                                                                                    428
     16,380   Ultra Clean Holdings, Inc.(s)                                                                              154
      6,260   Xilinx, Inc.                                                                                               579
                                                                                                                  ----------
                                                                                                                       5,659
                                                                                                                  ----------
              SOFTWARE (0.8%)
      2,720   Adobe, Inc.(s)                                                                                             682
      4,030   Broadridge Financial Solutions, Inc.                                                                       427
      9,380   Citrix Systems, Inc.(s)                                                                                  1,022

================================================================================

20  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
      6,750   CSG Systems International, Inc.                                                                     $      237
     34,890   First Data Corp."A"(s)                                                                                     666
      4,400   Intuit, Inc.                                                                                               944
      3,390   j2 Global, Inc.                                                                                            250
      5,150   Manhattan Associates, Inc.(s)                                                                              255
     15,660   Microsoft Corp.                                                                                          1,737
      2,820   MSCI, Inc.                                                                                                 443
     24,720   Oracle Corp.                                                                                             1,205
      4,230   salesforce.com, Inc.(s)                                                                                    604
                                                                                                                  ----------
                                                                                                                       8,472
                                                                                                                  ----------
              Total Technology                                                                                        23,471
                                                                                                                  ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC (0.3%)
     11,860   Consolidated Edison, Inc.                                                                                  953
     17,120   Exelon Corp.                                                                                               794
      2,640   IDACORP, Inc.                                                                                              259
      4,230   NextEra Energy, Inc.                                                                                       769
     15,600   PPL Corp.                                                                                                  477
     25,800   Spark Energy, Inc."A"(n)                                                                                   235
                                                                                                                  ----------
                                                                                                                       3,487
                                                                                                                  ----------
              GAS (0.1%)
      5,430   New Jersey Resources Corp.                                                                                 264
      3,090   Southwest Gas Holdings, Inc.                                                                               243
     14,210   UGI Corp.                                                                                                  816
                                                                                                                  ----------
                                                                                                                       1,323
                                                                                                                  ----------
              Total Utilities                                                                                          4,810
                                                                                                                  ----------
              Total Common Stocks (cost: $148,159)                                                                   151,436
                                                                                                                  ----------

              EXCHANGE-TRADED FUNDS (3.9%)
     30,600   iShares Core S&P 500 ETF                                                                                 8,507
     25,400   iShares Russell 2000 ETF                                                                                 3,876
    125,990   Vanguard S&P 500 ETF                                                                                    31,936
                                                                                                                  ----------
              Total Exchange-Traded Funds (cost: $38,401)                                                             44,319
                                                                                                                  ----------

              PREFERRED STOCKS (1.2%)

              COMMUNICATIONS (0.2%)
              --------------------

              TELECOMMUNICATIONS (0.2%)
    112,000   Qwest Corp., 6.50%(k)                                                                                    2,344
                                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              CONSUMER, NON-CYCLICAL (0.6%)
              -----------------------------
              AGRICULTURE (0.4%)
     161,682  CHS, Inc., cumulative redeemable "B", 7.88%(k),(t)                                                  $    4,373
                                                                                                                  ----------
              FOOD (0.2%)
      28,000  Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(k),(t)                                  2,814
                                                                                                                  ----------
              Total Consumer, Non-cyclical                                                                             7,187
                                                                                                                  ----------
              ENERGY (0.3%)
              -------------
              OIL & GAS (0.3%)
       5,500  Chesapeake Energy Corp., 5.75%(a),(k),(t)                                                                3,096
                                                                                                                  ----------
              FINANCIAL (0.1%)
              ----------------
              INSURANCE (0.1%)
       1,500  American Overseas Group Ltd., non-cumulative, 6.29%, (3 mo. LIBOR +
                3.56%)(b),(e),(g),(h)                                                                                    375
                                                                                                                  ----------
              Total Preferred Stocks (cost: $14,852)                                                                  13,002
                                                                                                                  ----------
              Total U.S. Equity Securities (cost: $201,412)                                                          208,757
                                                                                                                  ----------

              GLOBAL REAL ESTATE EQUITY SECURITIES (2.1%)

              COMMON STOCKS (0.7%)

              FINANCIAL (0.7%)
              ----------------
              DIVERSIFIED FINANCIAL SERVICES (0.0%)
      12,230  Altisource Portfolio Solutions S.A.(n),(s)                                                                 290
                                                                                                                  ----------
              REAL ESTATE (0.2%)
      14,170  CBRE Group, Inc."A"(s)                                                                                     619
       7,170  HFF Inc."A"                                                                                                290
       3,810  Jones Lang LaSalle, Inc.                                                                                   546
      15,370  Realogy Holdings Corp.(n)                                                                                  296
       3,700  RMR Group, Inc."A"                                                                                         239
                                                                                                                  ----------
                                                                                                                       1,990
                                                                                                                  ----------
              REITS (0.5%)
      70,710  Annaly Capital Management, Inc.                                                                            710
      13,110  CoreCivic, Inc.                                                                                            288
      13,060  GEO Group, Inc.                                                                                            304
      31,300  Host Hotels & Resorts, Inc.                                                                                595
      31,870  Kimco Realty Corp.                                                                                         521
      13,860  Ladder Capital Corp.                                                                                       245
       4,720  Lamar Advertising Co."A"                                                                                   358
       7,040  LTC Properties, Inc.                                                                                       327
       7,526  PotlatchDeltic Corp.                                                                                       279
      12,790  Prologis, Inc.                                                                                             861

================================================================================

22  | USAA CORNERSTONE MODERATE FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
NUMBER                                                                                                                 VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
     13,280   Tanger Factory Outlet Centers, Inc.                                                                 $      314
     10,270   Ventas, Inc.                                                                                               652
     40,870   Washington Prime Group, Inc.                                                                               255
     16,600   Weyerhaeuser Co.                                                                                           438
                                                                                                                  ----------
                                                                                                                       6,147
                                                                                                                  ----------
              Total Financial                                                                                          8,427
                                                                                                                  ----------
              Total Common Stocks (cost: $8,936)                                                                       8,427
                                                                                                                  ----------

              EXCHANGE-TRADED FUNDS (1.4%)
    187,830   Vanguard Real Estate ETF (cost: $14,945)                                                                15,398
                                                                                                                  ----------
              Total Global Real Estate Equity Securities (cost: $23,881)                                              23,825
                                                                                                                  ----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.9%)

              COMMON STOCKS (0.1%)

              BASIC MATERIALS (0.1%)
              ----------------------
              CHEMICALS (0.1%)
      6,480   Eastman Chemical Co.                                                                                       511
      3,110   Linde plc                                                                                                  495
                                                                                                                  ----------
                                                                                                                       1,006
                                                                                                                  ----------
              IRON/STEEL (0.0%)
      5,820   Nucor Corp.                                                                                                352
     10,610   Steel Dynamics, Inc.                                                                                       373
                                                                                                                  ----------
                                                                                                                         725
                                                                                                                  ----------
              MINING (0.0%)
    110,164   Hycroft Mining Corp.(e),(g),(h),(s)                                                                          1
                                                                                                                  ----------
              Total Basic Materials                                                                                    1,732
                                                                                                                  ----------
              Total Common Stocks (cost: $5,944)                                                                       1,732
                                                                                                                  ----------

              EXCHANGE-TRADED FUNDS (0.8%)
     39,300   First Trust Global Tactical Commodity Strategy Fund(n)                                                     732
    114,500   Invesco DB Commodity Index Tracking Fund(s)                                                              1,751
     58,300   United States Commodity Index Fund(s)                                                                    2,230
    153,400   VanEck Vectors Gold Miners ETF                                                                           2,928
     47,200   VanEck Vectors Junior Gold Miners ETF                                                                    1,255
                                                                                                                  ----------
              Total Exchange-Traded Funds (cost: $10,666)                                                              8,896
                                                                                                                  ----------
              Total Precious Metals and Commodity-Related Securities (cost: $16,610)                                  10,628
                                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                            COUPON                               VALUE
(000)         SECURITY                                                             RATE             MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.0%)

              COMMERCIAL PAPER (0.8%)
$     2,000   CNH Industrial Capital, LLC(a)                                       3.25%            1/08/2019     $    1,994
      1,063   Enable Midstream Partners(a)                                         2.90            12/10/2018          1,062
      2,140   Energy Transfer Partners(a)                                          2.85            12/03/2018          2,140
      1,600   Newell Rubbermaid, Inc(a)                                            2.65            12/05/2018          1,600
      1,866   ONEOK, Inc.(a)                                                       2.85            12/03/2018          1,866
                                                                                                                  ----------
              Total Commercial Paper (cost: $8,662)                                                                    8,662
                                                                                                                  ----------

----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
  2,102,448   State Street Institutional Treasury Money Market Fund Premier Class,
                2.19%(k),(u) (cost: $2,102)                                                                            2,102
                                                                                                                  ----------
              Total Money Market Instruments (cost: $10,764)                                                          10,764
                                                                                                                  ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (4.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.2%)
  5,790,894   HSBC U.S. Government Money Market Fund Class I, 2.13%(u)                                                 5,791
 31,310,048   Invesco Government & Agency Portfolio Institutional Class, 2.12%(u)                                     31,310
 10,822,980   Western Asset Institutional Government Reserves Institutional Class, 2.10%(u)                           10,823
                                                                                                                  ----------
              Total Short-Term Investments Purchased with Cash Collateral from Securities
                Loaned (cost: $47,924)                                                                                47,924
                                                                                                                  ----------

              TOTAL INVESTMENTS (COST: $1,195,942)                                                                $1,181,450
                                                                                                                  ==========

================================================================================

24  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                                                     APPRECIATION/
NUMBER OF                                    EXPIRATION           NOTIONAL           CONTRACT       (DEPRECIATION)
CONTRACTS     DESCRIPTION                       DATE            AMOUNT (000)        VALUE (000)              (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (0.8%)

              LONG FUTURES

              EQUITY CONTRACTS
      356     E-mini S&P 500                 12/21/2018         USD 51,567          $  49,097             $(2,470)
                                                                                    ---------             -------
              TOTAL LONG FUTURES                                                    $  49,097             $(2,470)
                                                                                    ---------             -------

              SHORT FUTURES

              EQUITY CONTRACTS
       77     E-mini Russell 2000            12/21/2018         USD (5,703)         $  (5,908)            $  (205)
      175     Swiss Market Future
                Index                        12/21/2018         CHF (18,228)          (15,811)               (203)
                                                                                    ---------             -------
                                                                                    $ (21,719)            $  (408)
                                                                                    ---------             -------
              INTEREST RATE CONTRACTS
      257     U.S. Treasury Bond             3/20/2019          USD (35,801)        $ (35,956)            $  (155)
                                                                                    ---------             -------
              TOTAL SHORT FUTURES                                                   $ (57,675)            $  (563)
                                                                                    ---------             -------

              TOTAL FUTURES                                                         $  (8,578)            $(3,033)
                                                                                    =========             =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1       LEVEL 2       LEVEL 3                 TOTAL
-------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                    $      -      $ 19,312          $  -            $   19,312
  Bank Loans                                        -         2,100             -                 2,100
  Collateralized Mortgage Obligations               -         2,186             -                 2,186
  Commercial Mortgage Securities                    -        12,434             -                12,434
  Convertible Securities                            -         2,682            11                 2,693
  Corporate Obligations                             -        75,891             -                75,891
  Eurodollar and Yankee Obligations                 -        16,056             -                16,056
  Fixed-Income Exchange-Traded Funds          115,500             -             -               115,500
  U.S. Government Agency Issues                     -       132,230             -               132,230
  U.S. Treasury Securities                    196,636           106             -               196,742
International Equity Securities:
  Common Stocks                                 1,435             -             -                 1,435
  Exchange-Traded Funds                       299,169             -             -               299,169
  Preferred Stocks                                  -         3,804             -                 3,804
U.S. Equity Securities:
  Common Stocks                               151,436             -             -               151,436
  Exchange-Traded Funds                        44,319             -             -                44,319
  Preferred Stocks                                  -        12,627           375                13,002
Global Real Estate Equity Securities:
  Common Stocks                                 8,427             -             -                 8,427
  Exchange-Traded Funds                        15,398             -             -                15,398
Precious Metals and Commodity-Related
  Securities:
  Common Stocks                                 1,731             -             1                 1,732
  Exchange-Traded Funds                         8,896             -             -                 8,896
Money Market Instruments:
  Commercial Paper                                  -         8,662             -                 8,662
  Government & U.S. Treasury Money
  Market Funds                                  2,102             -             -                 2,102
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                               47,924             -             -                47,924
-------------------------------------------------------------------------------------------------------
Total                                        $892,973      $288,090          $387            $1,181,450
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
LIABILITIES                                   LEVEL 1       LEVEL 2       LEVEL 3                 TOTAL
-------------------------------------------------------------------------------------------------------
Futures(1)                                   $ (3,033)      $     -       $     -            $   (3,033)
-------------------------------------------------------------------------------------------------------
Total                                        $ (3,033)      $     -       $     -            $   (3,033)
-------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

26  | USAA CORNERSTONE MODERATE FUND

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.4% of net assets at November 30, 2018.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent

================================================================================

28  | USAA CORNERSTONE MODERATE FUND

================================================================================

   ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

   U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   LIBOR         London Interbank Offered Rate

   REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   STRIPS Separate trading of registered interest and principal of securities

   Zero Coupon  Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   INS          Principal and interest payments are insured by the name listed.
                Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset

================================================================================

30  | USAA CORNERSTONE MODERATE FUND

================================================================================

       Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.

   (c) Senior loans (loans) - are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (d) Stated interest rates may change slightly over time as underlying mortgages paydown.

   (e) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

   (f) Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

       prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   (g) Security was fair valued at November 30, 2018, by USAA Asset
       Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $419,000, which represented less than 0.1% of the Fund's net assets.

   (h) Security was classified as Level 3.

   (i) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (j) All of the coupon is PIK.

   (k) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.

   (l) Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

   (m) At November 30, 2018, the issuer was in default with respect to interest and/or principal payments.

   (n) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (o) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S.

================================================================================

32  | USAA CORNERSTONE MODERATE FUND

================================================================================

       government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (p) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (q) Securities with a value of $4,817,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (r) Investment in affiliated exchange-traded fund.

   (s) Non-income-producing security.

   (t) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (u) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in unaffiliated securities, at market value (including securities
       on loan of $46,607) (cost of $1,193,306)                                          $1,179,180
   Investments in affiliated underlying funds, at market value
       (cost of $2,636)                                                                       2,270
   Cash denominated in foreign currencies (identified cost of $630)                             618
   Receivables:
       Capital shares sold                                                                    1,039
       USAA Asset Management Company (Note 6)                                                   147
       Dividends and interest                                                                 2,795
       Securities sold                                                                       15,591
       Other                                                                                     79
                                                                                         ----------
           Total assets                                                                   1,201,719
                                                                                         ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                      47,924
       Securities purchased                                                                   7,878
       Capital shares redeemed                                                                  624
       Bank overdraft                                                                         5,327
       Variation margin on futures contracts                                                  3,031
   Accrued management fees                                                                      550
   Accrued transfer agent's fees                                                                 71
   Other accrued expenses and payables                                                          182
                                                                                         ----------
           Total liabilities                                                                 65,587
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $1,136,132
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $1,116,995
   Distributable earnings                                                                    19,137
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $1,136,132
                                                                                         ==========
   Capital shares outstanding, no par value                                                  79,485
                                                                                         ==========
   Net asset value, redemption price, and offering price per share                       $    14.29
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                $      6
   Dividends                                                                               8,531
   Interest                                                                                8,133
   Securities lending (net)                                                                  175
                                                                                        --------
       Total income                                                                       16,845
                                                                                        --------
EXPENSES
   Management fees                                                                         3,464
   Administration and servicing fees                                                         881
   Transfer agent's fees                                                                   1,323
   Custody and accounting fees                                                               134
   Postage                                                                                    65
   Shareholder reporting fees                                                                 38
   Trustees' fees                                                                             17
   Registration fees                                                                          27
   Professional fees                                                                          57
   Other                                                                                      11
                                                                                        --------
           Total expenses                                                                  6,017
   Expenses reimbursed                                                                      (149)
                                                                                        --------
           Net expenses                                                                    5,868
                                                                                        --------
NET INVESTMENT INCOME                                                                     10,977
                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                         10,219
      Foreign currency transactions                                                            4
      Futures transactions                                                                 3,725
   Change in net unrealized appreciation/(depreciation) of:
      Unaffiliated investments                                                           (53,512)
      Affiliated investments (Note 8)                                                       (273)
      Foreign currency translations                                                           (4)
      Futures contracts                                                                   (3,756)
                                                                                        --------
           Net realized and unrealized loss                                              (43,597)
                                                                                        --------
   Decrease in net assets resulting from operations                                     $(32,620)
                                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended May 31,
2018

---------------------------------------------------------------------------------------------------

                                                                          11/30/2018      5/31/2018
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $   10,977     $   20,170
   Net realized gain on investments                                           10,219         49,970
   Net realized gain on foreign currency transactions                              4            482
   Net realized gain on long-term capital gain
       distributions from other investment companies                               -             23
   Net realized gain on futures transactions                                   3,725         12,503
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                            (53,785)       (19,375)
      Foreign currency translations                                               (4)           (54)
      Futures contracts                                                       (3,756)        (3,135)
                                                                          -------------------------
      Increase (decrease) in net assets resulting from operations            (32,620)        60,584
                                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   DISTRIBUTABLE EARNINGS                                                    (10,381)       (77,733)
                                                                          -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                  59,328        154,614
   Reinvested dividends                                                       10,324         77,303
   Cost of shares redeemed                                                   (74,551)      (150,230)
                                                                          -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                   (4,899)        81,687
                                                                          -------------------------
   Net increase (decrease) in net assets                                     (47,900)        64,538

NET ASSETS
   Beginning of period                                                     1,184,032      1,119,494
                                                                          -------------------------
   End of period                                                          $1,136,132     $1,184,032
                                                                          =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 4,040         10,216
   Shares issued for dividends reinvested                                        701          5,165
   Shares redeemed                                                            (5,076)        (9,922)
                                                                          -------------------------
      Increase (decrease) in shares outstanding                                 (335)         5,459
                                                                          =========================

See accompanying notes to financial statements.

================================================================================

36  | USAA CORNERSTONE MODERATE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek a high total return.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

================================================================================

38  | USAA CORNERSTONE MODERATE FUND

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

       such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6. Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation

================================================================================

40  | USAA CORNERSTONE MODERATE FUND

================================================================================

       systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2018, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

42  | USAA CORNERSTONE MODERATE FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2018*
    (IN THOUSANDS)

                                          LIABILITY DERIVATIVES
    -----------------------------------------------------------------------------------------------
    DERIVATIVES NOT       STATEMENT OF
    ACCOUNTED FOR AS      ASSETS AND           INTEREST                        FOREIGN
    HEDGING               LIABILITIES          RATE             EQUITY         EXCHANGE
    INSTRUMENTS           LOCATION             CONTRACTS        CONTRACTS      CONTRACTS    TOTAL
    -----------------------------------------------------------------------------------------------
    USAA                  Distributable        $(155)**         $(2,878)**     $-           $(3,033)
    Cornerstone           earnings
    Moderate Fund
    -----------------------------------------------------------------------------------------------

     * For open derivative instruments as of November 30, 2018, see the Portfolio of Investments.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2018 (IN THOUSANDS)

                                        NET REALIZED GAIN (LOSS)
    -----------------------------------------------------------------------------------------------
    DERIVATIVES NOT       STATEMENT OF
    ACCOUNTED FOR AS      ASSETS AND           INTEREST                        FOREIGN
    HEDGING               LIABILITIES          RATE             EQUITY         EXCHANGE
    INSTRUMENTS           LOCATION             CONTRACTS        CONTRACTS      CONTRACTS    TOTAL
    -----------------------------------------------------------------------------------------------
    USAA                  Net realized gain    $1,211           $2,514         $-           $3,725
    Cornerstone           on Futures
    Moderate Fund         transactions
    -----------------------------------------------------------------------------------------------

                         NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    -----------------------------------------------------------------------------------------------
    DERIVATIVES NOT       STATEMENT OF
    ACCOUNTED FOR AS      ASSETS AND           INTEREST                        FOREIGN
    HEDGING               LIABILITIES          RATE             EQUITY         EXCHANGE
    INSTRUMENTS           LOCATION             CONTRACTS        CONTRACTS      CONTRACTS    TOTAL
    -----------------------------------------------------------------------------------------------
    USAA                  Change in net        $(230)           $(3,526)       $-           $(3,756)
    Cornerstone           unrealized
    Moderate Fund         appreciations
                          /(depreciation) of
                          Futures contracts
    -----------------------------------------------------------------------------------------------

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

================================================================================

44  | USAA CORNERSTONE MODERATE FUND

================================================================================

    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $5,000, which represents 1.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

================================================================================

46  | USAA CORNERSTONE MODERATE FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                        NET
                                   GROSS             GROSS           UNREALIZED
                                 UNREALIZED        UNREALIZED       APPRECIATION/
FUND                            APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------
USAA Cornerstone Moderate Fund  $32,793,000       $(47,285,000)    $(14,492,000)

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $487,783,000 and $460,809,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

   PURCHASES                           SALES                   NET REALIZED GAIN
--------------------------------------------------------------------------------
   $366,000                             $-                            $-

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                                  NON-CASH COLLATERAL                            CASH COLLATERAL
------------------------------------------------------------------------------------------------------------
  $46,607,000(1)                                       $-                                    $47,924,000

(1) Includes $3,355,000 of securities on loan that were sold prior to November 30, 2018.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund,

================================================================================

48  | USAA CORNERSTONE MODERATE FUND

================================================================================

and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $3,464,000.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) (ETFs) The Fund's management fee is reimbursed by the Manager to the extent of the indirect management fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the six-month period ended November 30, 2018, the Fund's management fee was reimbursed by the Manager in an amount of $3,000, of which less than $500 was receivable from the Manager.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets for the fiscal year. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $881,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Fund to 1.00% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses of $149,000, of which $147,000 was receivable from the Manager, which includes affiliated ETF(s) management fee reimbursement expenses and receivables.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,323,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the affiliated USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the affiliated USAA Funds' net assets. The affiliated funds' annual or semiannual reports may be viewed on usaa.com. At November 30, 2018,

================================================================================

50  | USAA CORNERSTONE MODERATE FUND

================================================================================

    the Fund owned the following percentages of the total outstanding shares of each of USAA Funds:

AFFILIATED USAA FUND                                                   OWNERSHIP %
----------------------------------------------------------------------------------
MSCI Emerging Markets Value Momentum Blend Index ETF                       1.4

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2018:

                                                                           CHANGE
                                                                           IN NET
($ IN 000s)                                    REALIZED    CAPITAL        UNREALIZED
AFFILIATED      PURCHASE   SALES    DIVIDEND     GAIN       GAIN        APPRECIATION/    MARKET VALUE
USAA FUND         COST    PROCEEDS   INCOME     (LOSS)  DISTRIBUTIONS  (DEPRECIATION)  5/31/18 11/30/18
-------------------------------------------------------------------------------------------------------
MSCI
  Emerging
  Markets Value
  Momentum
  Blend Index
  ETF           $569      $-        $6         $-        $-               $(273)       $1,974    $2,270

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(10) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

52  | USAA CORNERSTONE MODERATE FUND

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                   NOVEMBER 30,                      YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------
                                     2018           2018          2017          2016           2015          2014
                               ----------------------------------------------------------------------------------
Net asset value at
  beginning of period          $    14.83     $    15.05    $    14.01    $    15.43     $    15.46    $    14.49
                               ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .14            .26           .31           .39            .37           .38
  Net realized and
    unrealized gain (loss)           (.55)           .55          1.06         (1.15)           .10           .98
                               ----------------------------------------------------------------------------------
Total from investment
  operations                         (.41)           .81          1.37          (.76)           .47          1.36
                               ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.13)          (.26)         (.33)         (.38)          (.38)         (.39)
  Realized capital gains                -           (.77)            -          (.28)          (.12)            -
                               ----------------------------------------------------------------------------------
Total distributions                  (.13)         (1.03)         (.33)         (.66)          (.50)         (.39)
                               ----------------------------------------------------------------------------------
Net asset value at
  end of period                $    14.29     $    14.83    $    15.05    $    14.01     $    15.43    $    15.46
                               ==================================================================================
Total return (%)*                   (2.79)          5.42          9.91         (4.89)          3.10          9.60
Net assets at end of
  period (000)                 $1,136,132     $1,184,032    $1,119,494    $1,057,659     $1,150,798    $1,093,783
Ratios to average
  daily net assets:**
  Expenses (%)(a)                    1.00(b)        1.00          1.00          1.00           1.00          1.00(c)
  Expenses, excluding
    reimbursements (%)(a)            1.03(b)        1.03          1.10          1.16           1.19          1.22(c)
  Net investment income (%)          1.87(b)        1.73          2.14          2.72           2.46          2.60
Portfolio turnover (%)                 40             51            66            70(d)          44            46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $1,170,636,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  53

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

54  | USAA CORNERSTONE MODERATE FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2018 -
                                         JUNE 1, 2018        NOVEMBER 30, 2018         NOVEMBER 30, 2018
                                         ---------------------------------------------------------------
Actual                                     $1,000.00              $  972.10                   $4.94

Hypothetical
  (5% return before expenses)               1,000.00               1,020.05                    5.06

*Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (2.79)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
27804-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

================================================================================

   SEMIANNUAL REPORT
   USAA EMERGING MARKETS FUND
   FUND SHARES (USEMX) o INSTITUTIONAL SHARES (UIEMX)
   o ADVISER SHARES (UAEMX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION
                                                                               3
    Portfolio of Investments
                                                                              14
    Notes to Portfolio of Investments
                                                                              16
    Financial Statements
                                                                              20
    Notes to Financial Statements
                                                                              37
    Financial Highlights

EXPENSE EXAMPLE                                                               40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/18 o
                                (% of Net Assets)

Banks .................................................................... 19.3%
Semiconductors ...........................................................  9.7%
Internet .................................................................  8.5%
Oil & Gas ................................................................  6.8%
Telecommunications .......................................................  5.7%
Software .................................................................  4.7%
Building Materials .......................................................  4.0%
Commercial Services ......................................................  2.5%
Insurance ................................................................  2.3%
Electronics ..............................................................  2.0%

                      o TOP 10 EQUITY HOLDINGS - 11/30/18 o
                                (% of Net Assets)

Samsung Electronics Co. Ltd. .............................................. 3.6%
Baidu, Inc. ADR ........................................................... 2.6%
Sberbank of Russia PJSC ................................................... 2.3%
ICICI Bank Ltd. ADR ....................................................... 2.2%
China Construction Bank Corp. "H" ......................................... 2.0%
Axis Bank Ltd. GDR ........................................................ 1.9%
Ping An Insurance Group Co. of
  China Ltd. "H" .......................................................... 1.9%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR ............................................................ 1.8%
NetEase, Inc. ADR ......................................................... 1.7%
Bank Rakyat Indonesia (Persero) Tbk PT .................................... 1.7%

Refer to the Portfolio of Investments for a complete list of securities.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                        o COUNTRY ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                        [PIE CHART OF COUNTRY ALLOCATION]

CHINA                                                                      24.9%
SOUTH KOREA                                                                13.3%
INDIA                                                                      11.1%
BRAZIL                                                                      9.6%
TAIWAN                                                                      8.1%
RUSSIA                                                                      6.7%
INDONESIA                                                                   4.2%
HONG KONG                                                                   3.3%
MEXICO                                                                      3.1%
OTHER*                                                                     17.1%

                                 [END PIE CHART]

*Includes countries with less than 3.0% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA EMERGING MARKETS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.7%)

             COMMON STOCKS (96.9%)

             BASIC MATERIALS (2.6%)
             ----------------------
             CHEMICALS (0.6%)
   509,900   Engro Corp. Ltd.(a)                                                                          $  1,180
   639,228   Phillips Carbon Black Ltd.(a)                                                                   1,958
    61,658   SKCKOLONPI, Inc.(a)                                                                             1,860
                                                                                                          --------
                                                                                                             4,998
                                                                                                          --------
             FOREST PRODUCTS & PAPER (0.2%)
 1,851,000   Nine Dragons Paper Holdings Ltd.(a)                                                             1,876
                                                                                                          --------
             IRON/STEEL (0.3%)
     9,930   POSCO(a)                                                                                        2,190
                                                                                                          --------
             MINING (1.5%)
 1,029,924   First Quantum Minerals Ltd.                                                                     9,457
 1,276,500   Grupo Mexico S.A.B. de C.V. "B"                                                                 2,631
    85,306   NAC Kazatomprom JSC GDR(b),(c)                                                                  1,085
                                                                                                          --------
                                                                                                            13,173
                                                                                                          --------
             Total Basic Materials                                                                          22,237
                                                                                                          --------
             COMMUNICATIONS (14.6%)
             ----------------------
             ADVERTISING (0.3%)
    39,316   Innocean Worldwide, Inc.(a)                                                                     2,364
                                                                                                          --------
             INTERNET (8.5%)
    85,155   Alibaba Group Holding Ltd. ADR(c)                                                              13,698
    85,000   Autohome, Inc. ADR(d)                                                                           6,999
   118,161   Baidu, Inc. ADR(c)                                                                             22,247
    25,820   Cafe24 Corp.(a),(c)                                                                             2,359
    15,338   NCSoft Corp.(a)                                                                                 7,010
   300,800   Tencent Holdings Ltd.(a)                                                                       12,065
   300,200   Yandex N.V. "A"(c)                                                                              8,856
                                                                                                          --------
                                                                                                            73,234
                                                                                                          --------
             MEDIA (0.2%)
 2,844,679   Dish TV India Ltd.(a)                                                                           1,556
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS (5.6%)
   268,936   America Movil S.A.B. de C.V. ADR "L"                                                         $  3,617
   483,100   China Mobile Ltd.(a)                                                                            4,816
   246,765   China Mobile Ltd. ADR                                                                          12,274
   187,359   Empresa Nacional de Telecomunicaciones S.A.                                                     1,547
    97,638   Hellenic Telecommunications Organization S.A.(a)                                                1,154
 1,291,000   HKBN Ltd.(a)                                                                                    2,013
   978,287   Magyar Telekom Telecommunications plc(a)                                                        1,540
   680,200   Mobile TeleSystems PJSC ADR                                                                     5,040
   375,493   Mobile TeleSystems PJSC(b)                                                                      1,394
    77,080   PLDT, Inc. ADR                                                                                  1,663
   222,932   Sistema PJSCFC GDR                                                                                571
   371,064   Sterlite Technologies Ltd.(a)                                                                   1,880
    57,300   Telefonica Brasil S.A. Preference Shares                                                          682
   231,400   Telekomunikasi Indonesia (Persero) Tbk PT ADR                                                   5,993
12,634,962   XL Axiata Tbk PT(a),(c)                                                                         1,810
   964,000   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co."H"(a)                                     2,614
                                                                                                          --------
                                                                                                            48,608
                                                                                                          --------
             Total Communications                                                                          125,762
                                                                                                          --------
             CONSUMER, CYCLICAL (6.1%)
             -------------------------
             APPAREL (0.6%)
   318,426   Ashapura Intimates Fashion Ltd.(a)                                                                138
   180,000   Eclat Textile Co. Ltd.(a)                                                                       2,259
   849,000   JNBY Design Ltd.(a)                                                                             1,481
   471,500   Yue Yuen Industrial Holdings Ltd.(a)                                                            1,371
                                                                                                          --------
                                                                                                             5,249
                                                                                                          --------
             AUTO MANUFACTURERS (0.6%)
 2,712,000   Dongfeng Motor Group Co. Ltd."H"(a)                                                             2,628
    79,314   Kia Motors Corp.(a)                                                                             2,158
                                                                                                          --------
                                                                                                             4,786
                                                                                                          --------
             AUTO PARTS & EQUIPMENT (1.6%)
    30,068   China Yuchai International Ltd.                                                                   422
    52,253   Hyundai Mobis Co. Ltd.(a)                                                                       8,414
 1,986,000   Nexteer Automotive Group Ltd.(a)                                                                3,003
   425,600   Tupy S.A.                                                                                       2,172
                                                                                                          --------
                                                                                                            14,011
                                                                                                          --------
             HOME FURNISHINGS (0.3%)
   41,624    Coway Co. Ltd.(a)                                                                               2,914
                                                                                                          --------
             LEISURE TIME (0.7%)
  150,498    Bajaj Auto Ltd.(a)                                                                              5,925
                                                                                                          --------

================================================================================

4  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             LODGING (0.2%)
 1,366,900   Genting Berhad(a)                                                                            $  2,053
                                                                                                          --------
             RETAIL (2.0%)
18,988,000   Ace Hardware Indonesia Tbk PT(a)                                                                2,145
   147,239   Bidvest Group Ltd.(a)                                                                           2,188
 5,764,000   Bosideng International Holdings Ltd.(a)                                                         1,009
   205,646   Future Retail Ltd.(a),(c)                                                                       1,550
    25,446   Hotel Shilla Co. Ltd.(a)                                                                        1,959
 1,215,000   Li Ning Co. Ltd.(a),(c)                                                                         1,308
   914,000   Lifestyle International Holdings Ltd.(a)                                                        1,462
   341,000   Luk Fook Holdings International Ltd.(a)                                                           996
 1,965,566   Pepkor Holdings Ltd.(a),(c),(e)                                                                 3,021
   148,000   Poya International Co. Ltd.(a)                                                                  1,437
                                                                                                          --------
                                                                                                            17,075
                                                                                                          --------
             TEXTILES (0.1%)
 1,769,000   Weiqiao Textile Co."H"(a)                                                                         566
                                                                                                          --------
             Total Consumer, Cyclical                                                                       52,579
                                                                                                          --------
             CONSUMER, NON-CYCLICAL (7.6%)
             -----------------------------
             AGRICULTURE (1.1%)
   304,207   Adecoagro S.A.(c)                                                                               2,123
    78,766   KT&G Corp.(a)                                                                                   7,307
    23,530   San Miguel Food and Beverage, Inc.(a)                                                              37
                                                                                                          --------
                                                                                                             9,467
                                                                                                          --------
             BEVERAGES (0.7%)
 1,023,400   Ambev S.A. ADR                                                                                  4,370
     1,155   Lotte Chilsung Beverage Co. Ltd.(a)                                                             1,508
                                                                                                          --------
                                                                                                             5,878
                                                                                                          --------
             COMMERCIAL SERVICES (2.5%)
 1,486,300   CCR S.A.                                                                                        4,993
   525,100   Cielo S.A.                                                                                      1,293
 1,572,965   Cielo S.A. ADR(d)                                                                               3,838
   403,400   Estacio Participacoes S.A.                                                                      2,582
 2,064,603   ITE Group plc(a)                                                                                1,666
   558,900   Kroton Educacional S.A.                                                                         1,517
   360,400   Mills Estruturas e Servicos de Engenharia S.A.(c)                                                 308
   265,541   NICE Information Service Co. Ltd.(a)                                                            2,736
    25,129   S-1 Corp.(a)                                                                                    2,159
                                                                                                          --------
                                                                                                            21,092
                                                                                                          --------
             COSMETICS/PERSONAL CARE (0.3%)
    22,244   Cosmax, Inc.(a)                                                                                 2,713
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             FOOD (1.8%)
    12,426   Binggrae Co. Ltd.(a)                                                                         $    819
 1,233,600   Camil Alimentos S.A.                                                                            2,268
   127,625   Cia Brasileira de Distribuicao Preference Shares                                                2,753
    85,370   Dino Polska S.A.(a),(c),(e)                                                                     2,193
 3,554,000   First Pacific Co. Ltd.(a)                                                                       1,373
 1,074,836   Marfrig Global Foods S.A.(c)                                                                    1,723
    60,939   X5 Retail Group N.V. GDR(a)                                                                     1,554
    40,139   X5 Retail Group N.V. GDR                                                                        1,024
   697,000   Yihai International Holding Ltd.(a),(d)                                                         1,878
                                                                                                          --------
                                                                                                            15,585
                                                                                                          --------
             HEALTHCARE-SERVICES (0.3%)
 2,806,500   Genertec Universal Medical Group Co. Ltd.(a)                                                    2,267
                                                                                                          --------
             HOUSEHOLD PRODUCTS/WARES (0.4%)
 2,543,000   Kimberly-Clark de Mexico S.A.B. de C.V. "A"                                                     3,766
                                                                                                          --------
             PHARMACEUTICALS (0.5%)
 1,673,000   China Animal Healthcare Ltd.(b),(c),(f),(g)                                                       111
   412,833   Suven Life Sciences Ltd.(a)                                                                     1,426
   180,447   TCI Co. Ltd.(a)                                                                                 2,926
                                                                                                          --------
                                                                                                             4,463
                                                                                                          --------
             Total Consumer, Non-cyclical                                                                   65,231
                                                                                                          --------
             DIVERSIFIED (0.7%)
             ------------------
             HOLDING COMPANIES-DIVERSIFIED (0.7%)
   388,580   KOC Holding A.S. ADR                                                                            5,619
                                                                                                          --------
             ENERGY (7.4%)
             -------------
             COAL (0.8%)
 3,211,000   China Shenhua Energy Co. Ltd."H"(a)                                                             7,157
                                                                                                          --------
             OIL & GAS (6.5%)
 4,344,000   CNOOC Ltd.(a)                                                                                   7,328
   901,304   Gazprom PJSC ADR(a)                                                                             4,309
   579,622   Gazprom PJSC ADR                                                                                2,791
    69,954   Gazprom PJSC(b)                                                                                   167
   131,151   LUKOIL PJSC ADR                                                                                 9,600
   875,000   Petrobras Distribuidora S.A.                                                                    5,532
   200,000   Petroleo Brasileiro S.A. Preference Shares                                                      1,317
   793,983   Reliance Industries Ltd.(a)                                                                    13,305
 1,526,736   Vivo Energy plc(a)                                                                              2,221
   627,770   YPF S.A. ADR(c)                                                                                 9,398
                                                                                                          --------
                                                                                                            55,968
                                                                                                          --------

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             PIPELINES (0.1%)
 1,447,500   China Tian Lun Gas Holdings Ltd.(a)                                                          $  1,151
                                                                                                          --------
             Total Energy                                                                                   64,276
                                                                                                          --------
             FINANCIAL (25.5%)
             -----------------
             BANKS (19.3%)
   211,009   Absa Group Ltd.(a)                                                                              2,346
   829,107   Akbank T.A.S.(a)                                                                                1,212
   376,963   Axis Bank Ltd. GDR(a),(c)                                                                      16,737
   898,860   Banco Bradesco S.A. ADR                                                                         8,953
   435,118   Banco del Bajio S.A.                                                                              811
   919,595   Banco do Brasil S.A.                                                                           10,613
   273,476   Bancolombia S.A. ADR                                                                           10,942
   220,400   Bangkok Bank PCL NVDR(a)                                                                        1,397
17,267,890   Bank Mandiri (Persero) Tbk PT(a)                                                                8,947
56,456,700   Bank Rakyat Indonesia (Persero) Tbk PT(a)                                                      14,356
11,416,200   Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a),(c)                                          1,369
20,326,000   China Construction Bank Corp."H"(a)                                                            17,381
 1,007,374   Commercial International Bank GDR(a)                                                            4,275
   247,218   Grupo Aval Acciones y Valores S.A. ADR                                                          1,567
 1,317,902   Grupo Aval Acciones y Valores S.A. Preference Shares                                              422
    84,749   Grupo Financiero Galicia S.A. ADR                                                               2,336
 1,907,990   ICICI Bank Ltd. ADR                                                                            19,404
   212,799   Nova Ljubljanska Banka dd GDR(b),(c),(e)                                                        2,722
   170,867   OTP Bank Nyrt(a)                                                                                6,840
   285,440   RBL Bank Ltd.(a)                                                                                2,295
 7,010,710   Sberbank of Russia PJSC(b)                                                                     20,183
   470,300   Siam Commercial Bank PCL(b)                                                                     1,994
   529,022   Standard Bank Group Ltd.(a)                                                                     6,703
   126,227   TBC Bank Group plc(a)                                                                           2,408
   244,968   Turkiye Garanti Bankasi A.S.(a)                                                                   386
                                                                                                          --------
                                                                                                           166,599
                                                                                                          --------
             DIVERSIFIED FINANCIAL SERVICES (1.9%)
   913,920   Chailease Holding Co. Ltd.(a)                                                                   2,848
   173,700   Pagseguro Digital Ltd."A"(c),(d)                                                                4,169
   197,850   Shinhan Financial Group Co. Ltd.(a)                                                             7,290
   680,300   Tisco Financial Group PCL NVDR(a)                                                               1,660
                                                                                                          --------
                                                                                                            15,967
                                                                                                          --------
             INSURANCE (2.3%)
   442,958   Hanwha Life Insurance Co. Ltd.(a)                                                               1,759
   114,000   Hapvida Participacoes e Investimentos S.A.(c)                                                     834

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
   156,352   Korean Reinsurance Co.(a)                                                                    $  1,243
 1,680,500   Ping An Insurance Group Co. of China Ltd."H"(a)                                                16,307
                                                                                                          --------
                                                                                                            20,143
                                                                                                          --------
             PRIVATE EQUITY (0.2%)
   119,626   PSG Group Ltd.(a)                                                                               2,030
                                                                                                          --------
             REAL ESTATE (0.9%)
 4,836,847   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.(a)                                               1,500
 2,912,000   Greentown Service Group Co. Ltd.(a)                                                             2,504
 1,491,000   LPS Brasil Consultoria de Imoveis S.A.(c)                                                       1,685
28,584,000   Megaworld Corp.(a)                                                                              2,462
                                                                                                          --------
                                                                                                             8,151
                                                                                                          --------
             REITS (0.9%)
 2,212,922   Fibra Uno Administracion S.A. de C.V.                                                           2,229
 2,806,815   Macquarie Mexico Real Estate Management S.A. de C.V.(c)                                         2,480
 2,171,105   PLA Administradora Industria S de RL de C.V.                                                    2,837
                                                                                                          --------
                                                                                                             7,546
                                                                                                          --------
             Total Financial                                                                               220,436
                                                                                                          --------
             GOVERNMENT (0.3%)
             -----------------
             MULTI-NATIONAL (0.3%)
   157,541   Banco Latinoamericano de Comercio Exterior S.A."E"                                              2,757
                                                                                                          --------
             INDUSTRIAL (13.4%)
             ------------------
             AEROSPACE/DEFENSE (0.6%)
   228,507   Embraer S.A. ADR                                                                                5,130
                                                                                                          --------
             BUILDING MATERIALS (4.0%)
 2,555,500   Anhui Conch Cement Co. Ltd."H"(a)                                                              13,339
   903,578   Cemex S.A.B. de C.V. ADR(c)                                                                     4,644
 3,369,700   Duratex S.A.                                                                                   10,666
 7,353,500   Fauji Cement Co. Ltd.(a)                                                                        1,221
   288,575   Grupo Cementos de Chihuahua S.A.B. de C.V.(d)                                                   1,502
 1,954,710   Star Cement Ltd.(a)                                                                             2,753
 1,496,390   Urbi Desarrollos Urbanos S.A.B. de C.V.(c)                                                        231
                                                                                                          --------
                                                                                                            34,356
                                                                                                          --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   373,887   Exide Industries Ltd.(a)                                                                        1,403
                                                                                                          --------
             ELECTRONICS (2.0%)
   132,000   ASMedia Technology, Inc.(a)                                                                     2,132
 1,827,860   Hangzhou Hikvision Digital Technology Co. Ltd. "A"(a)                                           7,270

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
   793,488   Hon Hai Precision Industry Co. Ltd. GDR(a)                                                   $  3,741
    25,390   Koh Young Technology, Inc.(a)                                                                   1,828
   199,000   Yageo Corp.(a)                                                                                  2,422
                                                                                                          --------
                                                                                                            17,393
                                                                                                          --------
             ENGINEERING & CONSTRUCTION (2.0%)
10,734,538   China State Construction International Holdings Ltd.(a)                                         9,356
   239,451   Gayatri Projects Ltd.(a),(c)                                                                      600
 1,044,544   HG Infra Engineering Ltd.(a)                                                                    3,262
 6,061,100   Jasmine Broadband Internet Infrastructure Fund "F"(b)                                           1,880
   199,502   Promotora y Operadora de Infraestructura S.A.B. de C.V.                                         1,763
                                                                                                          --------
                                                                                                            16,861
                                                                                                          --------
             HAND/MACHINE TOOLS (1.2%)
 1,959,000   Techtronic Industries Co. Ltd.(a)                                                              10,597
                                                                                                          --------
             MACHINERY-CONSTRUCTION & MINING (0.4%)
    60,978   Doosan Bobcat, Inc.(a)                                                                          1,792
   900,900   United Tractors Tbk PT(a)                                                                       1,734
                                                                                                          --------
                                                                                                             3,526
                                                                                                          --------
             MACHINERY-DIVERSIFIED (0.1%)
   266,465   Sinmag Equipment Corp.(a)                                                                       1,045
                                                                                                          --------
             METAL FABRICATION/HARDWARE (0.7%)
   745,000   Catcher Technology Co. Ltd.(a)                                                                  6,387
                                                                                                          --------
             MISCELLANEOUS MANUFACTURERS (1.0%)
 2,014,000   China Railway Signal & Communication Corp. Ltd."H"(a)                                           1,424
    69,406   Largan Precision Co. Ltd.(a)                                                                    7,658
                                                                                                          --------
                                                                                                             9,082
                                                                                                          --------
             TRANSPORTATION (1.2%)
   190,900   Tegma Gestao Logistica S.A.                                                                     1,185
   525,275   ZTO Express (Cayman), Inc. ADR                                                                  9,014
                                                                                                          --------
                                                                                                            10,199
                                                                                                          --------
             Total Industrial                                                                              115,979
                                                                                                          --------
             TECHNOLOGY (16.2%)
             ------------------
             COMPUTERS (1.8%)
   297,000   Asustek Computer, Inc.(a)                                                                       2,109
   332,700   Infosys Ltd. ADR                                                                                3,281
   343,020   Tata Consultancy Services Ltd.(a)                                                               9,714
                                                                                                          --------
                                                                                                            15,104
                                                                                                          --------
             SEMICONDUCTORS (9.7%)
   142,000   ASPEED Technology, Inc.(a)                                                                      2,618
   189,000   Global Unichip Corp.(a)                                                                         1,239

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
   960,000   Hua Hong Semiconductor Ltd.(a),(e)                                                           $  2,053
   765,000   MediaTek, Inc.(a)                                                                               5,909
   829,943   Samsung Electronics Co. Ltd.(a)                                                                31,159
    47,234   Samwha Capacitor Co. Ltd.(a)                                                                    2,608
   214,095   Silicon Motion Technology Corp. ADR                                                             7,680
   212,503   SK Hynix, Inc.(a)                                                                              13,292
   401,800   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                                15,104
   539,000   Win Semiconductors Corp.(a)                                                                     2,210
                                                                                                          --------
                                                                                                            83,872
                                                                                                          --------
             SOFTWARE (4.7%)
 3,878,000   Chinasoft International Ltd.(a),(c),(d)                                                         2,290
    79,259   Douzone Bizon Co. Ltd.(a)                                                                       3,547
   229,825   HCL Technologies Ltd.(a)                                                                        3,348
   660,189   Intellect Design Arena Ltd.(a),(c)                                                              2,187
 4,831,000   Kingsoft Corp. Ltd.(a)                                                                          8,127
   466,000   Linx S.A.                                                                                       3,374
   281,477   Logo Yazilim Sanayi Ve Ticaret A.S.(a),(c)                                                      1,752
    64,715   NetEase, Inc. ADR                                                                              14,695
   131,983   Tech Mahindra Ltd.(a)                                                                           1,342
                                                                                                          --------
                                                                                                            40,662
                                                                                                          --------
             Total Technology                                                                              139,638
                                                                                                          --------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC (0.8%)
   607,000   AES Tiete Energia S.A.                                                                          1,617
    14,936   Cia Paranaense de Energia ADR(d)                                                                  124
    32,298   Cia Paranaense de Energia                                                                         263
   224,700   Cia Paranaense de Energia Preference Shares                                                     1,888
    37,490   Pampa Energia S.A. ADR(c)                                                                       1,318
   175,889   Reliance Infrastructure Ltd.(a)                                                                   832
    59,304   Reliance Infrastructure Ltd. GDR                                                                  846
                                                                                                          --------
                                                                                                             6,888
                                                                                                          --------
             GAS (0.9%)
 2,140,400   China Gas Holdings Ltd.(a)                                                                      7,370
                                                                                                          --------
             WATER (0.8%)
11,884,000   Beijing Enterprises Water Group Ltd.(a),(c)                                                     6,880
                                                                                                          --------
             Total Utilities                                                                                21,138
                                                                                                          --------
             Total Common Stocks (cost: $763,618)                                                          835,652
                                                                                                          --------

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES    SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.6%)

             COMMUNICATIONS (0.1%)
             ---------------------
             TELECOMMUNICATIONS (0.1%)
    94,263   Telefonica Brasil S.A. ADR                                                                   $  1,117
                                                                                                          --------
             CONSUMER, CYCLICAL (0.2%)
             -------------------------
             AUTO MANUFACTURERS (0.2%)
    33,855   Hyundai Motor Co.(a)                                                                            1,992
                                                                                                          --------
             ENERGY (0.3%)
             -------------
             OIL & GAS (0.3%)
 4,440,849   Surgutneftegas PJSC(b)                                                                          2,474
                                                                                                          --------
             Total Preferred Stocks (cost: $6,445)                                                           5,583
                                                                                                          --------

             WARRANTS (0.2%)
             COMMUNICATIONS (0.2%)
             ---------------------
             MEDIA (0.2%)
   864,580   China South Publishing & Media Group Co. Ltd. Participatory
               Note(b),(c),(e) (cost: $1,610)                                                                1,430
                                                                                                          --------
             Total Equity Securities (cost: $771,673)                                                      842,665
                                                                                                          --------

             MONEY MARKET INSTRUMENTS (2.0%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)
17,655,741   State Street Institutional Treasury Money Market Fund
               Premier Class 2.19%(h) (cost: $17,656)                                                       17,656
                                                                                                          --------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (1.6%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)
 8,389,025   Invesco Government & Agency Portfolio Institutional Class, 2.12%(h)                             8,389
 5,501,719   Western Asset Institutional Government Reserves Institutional Class, 2.10%(h)                   5,502
                                                                                                          --------
             Total Short-Term Investments Purchased with Cash Collateral from
               Securities Loaned (cost: $13,891)                                                            13,891
                                                                                                          --------

             TOTAL INVESTMENTS (COST: $803,220)                                                           $874,212
                                                                                                          ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                 $321,048            $514,493                $111          $835,652
  Preferred Stocks                                 1,117               4,466                   -             5,583
  Warrants                                             -               1,430                   -             1,430
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                  17,656                   -                   -            17,656
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                            13,891                   -                   -            13,891
------------------------------------------------------------------------------------------------------------------
Total                                           $353,712            $520,389                $111          $874,212
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICS, which may differ from the Fund's compliance classification.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                           FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of June 1, 2018, through November 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                             TRANSFERS INTO              TRANSFERS INTO             TRANSFERS INTO
                                                   (OUT OF)                    (OUT OF)                   (OUT OF)
ASSETS ($ IN 000s)                                  LEVEL 1                     LEVEL 2                    LEVEL 3
------------------------------------------------------------------------------------------------------------------
Common Stocks(I)                                  $(475,352)                   $475,352                    $     -
Common Stocks(II)                                    34,078                     (34,078)                         -
Common Stocks(III)                                    1,063                           -                     (1,063)
Preferred Stocks(I)                                  (2,808)                      2,808                          -
------------------------------------------------------------------------------------------------------------------
Total                                             $(443,019)                   $444,082                    $(1,063)
------------------------------------------------------------------------------------------------------------------

  (I) Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

 (II) Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

(III) Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    WARRANTS - Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

    REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

        by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) Securities with a value of $487,060,000, which represented 56.5% of the Fund's net assets, were classified as Level 2 at November 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

    (b) Security was fair valued at November 30, 2018, by USAA Asset
        Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $33,440,000, which represented 3.9% of the Fund's net assets.

    (c) Non-income-producing security.

    (d) The security, or a portion thereof, was out on loan as of November 30, 2018.

    (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

    (f) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

    (g) Security was classified as Level 3.

    (h) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
       loan of $15,629) (cost of $803,220)                                  $874,212
   Cash denominated in foreign currencies (identified cost of $2,195)          2,198
   Receivables:
       Capital shares sold                                                       245
       Dividends and interest                                                  1,321
       Securities sold                                                         2,508
       Other                                                                       5
   Unrealized appreciation on foreign currency contracts held, at value            5
                                                                            --------
           Total assets                                                      880,494
                                                                            --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                       13,891
       Securities purchased                                                    2,156
       Capital shares redeemed                                                   404
       Bank overdraft                                                            224
   Accrued management fees                                                       670
   Accrued transfer agent's fees                                                  31
   Other accrued expenses and payables                                           340
                                                                            --------
           Total liabilities                                                  17,716
                                                                            --------
                Net assets applicable to capital shares outstanding         $862,778
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $939,572
   Distributable earnings loss                                               (76,794)
                                                                            --------
                Net assets applicable to capital shares outstanding         $862,778
                                                                            ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $340,289/20,299 capital shares
           outstanding, no par value)                                       $  16.76
                                                                            ========
       Institutional Shares (net assets of $517,885/30,932
           capital shares outstanding, no par value)                        $  16.74
                                                                            ========
       Adviser Shares (net assets of $4,604/276 capital shares
           outstanding, no par value)                                       $  16.68
                                                                            ========

See accompanying notes to financial statements.

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,429)                      $ 13,210
   Interest                                                                      272
   Securities lending (net)                                                       40
                                                                            --------
       Total income                                                           13,522
                                                                            --------
EXPENSES
   Management fees                                                             4,402
   Administration and servicing fees:
       Fund Shares                                                               273
       Institutional Shares                                                      275
       Adviser Shares                                                              4
   Transfer agent's fees:
       Fund Shares                                                               473
       Institutional Shares                                                      275
   Distribution and service fees (Note 7):
       Adviser Shares                                                              6
   Custody and accounting fees:
       Fund Shares                                                               100
       Institutional Shares                                                      153
       Adviser Shares                                                              1
   Postage:
       Fund Shares                                                                20
       Institutional Shares                                                       15
   Shareholder reporting fees:
       Fund Shares                                                                14
       Institutional Shares                                                        4
   Trustees' fees                                                                 18
   Registration fees:
       Fund Shares                                                                23
       Institutional Shares                                                       13
       Adviser Shares                                                              7
   Professional fees                                                              77
   Other                                                                          13
                                                                            --------
   Total expenses                                                              6,166

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NET INVESTMENT INCOME                                                      $   7,356
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized loss on:
       Investments (net of foreign taxes withheld of $50)                    (35,610)
       Foreign currency transactions                                            (770)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                           (80,149)
       Foreign capital gains tax                                                 674
       Foreign currency translations                                              82
                                                                           ---------
           Net realized and unrealized loss                                 (115,773)
                                                                           ---------
   Decrease in net assets resulting from operations                        $(108,417)
                                                                           =========

See accompanying notes to financial statements.

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

--------------------------------------------------------------------------------------------------------

                                                                       11/30/2018              5/31/2018
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $    7,356             $   10,454
   Net realized gain (loss) on investments                                (35,610)               115,322
   Net realized loss on foreign currency transactions                        (770)                  (406)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                        (80,149)               (50,544)
       Foreign capital gains tax                                              674                   (380)
       Foreign currency translations                                           82                   (143)
                                                                       ---------------------------------
       Increase (decrease) in net assets resulting from operations       (108,417)                74,303
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
       Fund Shares                                                              -                 (1,440)
       Institutional Shares                                                     -                 (3,191)
       Adviser Shares                                                           -                    (10)
                                                                       ---------------------------------
          Distributions to shareholders                                         -                 (4,641)
                                                                       ---------------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                            (18,771)                 2,256
   Institutional Shares                                                   (13,800)               (32,591)
   Adviser Shares                                                              (6)                   (17)
                                                                       ---------------------------------
       Total net decrease in net assets from
          capital share transactions                                      (32,577)               (30,352)
                                                                       ---------------------------------
   Net increase (decrease) in net assets                                 (140,994)                39,310

NET ASSETS
   Beginning of period                                                  1,003,772                964,462
                                                                       ---------------------------------
   End of period                                                       $  862,778             $1,003,772
                                                                       =================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s)

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

        will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. Effective

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

    September 30, 2018, the commission recapture program ended. For the six-month period ended November 30, 2018, brokerage commission recapture credits reduced the expenses of the Fund Shares, Institutional Shares, and Adviser Shares each by less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $4,000, which represents 1.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had net capital loss carryforwards of $109,781,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                           CAPITAL LOSS CARRYFORWARDS
                    ----------------------------------------
                                  TAX CHARACTER
                    ----------------------------------------
                    (NO EXPIRATION)               BALANCE
                    ---------------             ------------
                     Short-Term                 $ 62,927,000
                     Long-Term                    46,854,000
                                                ------------
                     Total                      $109,781,000
                                                ============

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                                   NET
                                       GROSS                GROSS               UNREALIZED
                                     UNREALIZED           UNREALIZED           APPRECIATION/
FUND                                APPRECIATION         DEPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------------------
USAA Emerging Markets Fund         $154,205,000         $(83,213,000)          $70,992,000

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $308,126,000 and $312,747,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL             CASH COLLATERAL
--------------------------------------------------------------------------------
  $15,629,000                       $2,364,000                     $13,891,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED                YEAR ENDED
                                              NOVEMBER 30, 2018                  MAY 31, 2018
--------------------------------------------------------------------------------------------------
                                            SHARES          AMOUNT          SHARES         AMOUNT
                                            ------------------------------------------------------
FUND SHARES:
Shares sold                                  1,434         $ 25,047          4,265       $  83,918
Shares issued from reinvested
  dividends                                      -                -             73           1,422
Shares redeemed                             (2,498)         (43,818)        (4,233)        (83,084)
                                            ------------------------------------------------------
Net increase (decrease) from
  capital share transactions                (1,064)        $(18,771)           105       $   2,256
                                            ======================================================
INSTITUTIONAL SHARES:
Shares sold                                  2,497         $ 43,689          6,010       $ 117,069
Shares issued from
  reinvested dividends                           -                -            156           3,034
Shares redeemed                             (3,294)         (57,489)        (7,789)       (152,694)
                                            ------------------------------------------------------
Net decrease from
  capital share transactions                  (797)        $(13,800)        (1,623)      $ (32,591)
                                            ======================================================
ADVISER SHARES:
Shares sold                                      -*        $      4              1       $      28
Shares issued from
  reinvested dividends                           -                -              -*              -*
Shares redeemed                                 (-)*            (10)            (2)            (45)
                                            ------------------------------------------------------
Net decrease from
  capital share transactions                    (-)*       $     (6)            (1)      $     (17)
                                            ======================================================

*Represents less than 500 shares or $500.

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Emerging Markets Funds Index. The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
------------------------------------------------------------------
+/- 100 to 400                              +/- 4
+/- 401 to 700                              +/- 5
+/- 701 and greater                         +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $4,402,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(75,000), $(119,000), and $(1,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were each (0.04)%.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into Investment Subadvisory Agreements with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management LLC (Lazard), and Victory Capital Management Inc. (Victory Capital), under which Brandes, Lazard, and Victory Capital each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). These arrangements provide for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays Brandes a subadvisory fee in the annual amount of 0.65% for assets up to $500 million; and 0.60% for assets over $500 million on the portion of the Fund's average daily net assets that Brandes manages. In addition, Brandes will apply a 5 basis point Distribution Platform Discount to the fee schedule. Prior to October 1, 2018, the Manager (not the Fund) paid Brandes a subadvisory fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets over $300 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average daily net assets that Brandes managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Brandes, of $494,000.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.65% for assets up to $200 million; 0.55% for assets up to $400 million; 0.50% for assets up to $600 million; and 0.45% for assets over $600 million on the portion of the Fund's average daily net assets that Lazard manages. Prior to October 1, 2018, the Manager (not the Fund) paid Lazard a subadvisory fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for assets over $200 million up to $400 million; 0.65% for assets over $400 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average daily net assets that Lazard managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Lazard, of $2,037,000.

The Manager (not the Fund) pays Victory Capital a subadvisory fee in the annual amount of 0.55% for all assets on the portion of the Fund's average daily net assets that Victory Capital manages. Prior to October 1, 2018, the Manager (not the Fund) paid Victory Capital a subadvisory fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets over $50 million up to $150 million; and 0.70% for assets over $150 million on the portion of the Fund's average daily net assets that Victory Capital managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Victory Capital, of $554,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares, incurred administration and servicing fees, paid or payable to the Manager, of $273,000, $275,000, and $4,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares to 1.75% of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Adviser Shares incurred reimbursable expenses of less than $500, of which less than $500 was receivable from the Manager.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $473,000, $275,000, and less than $500, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed on usaa.com. As of November 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               0.3
Cornerstone Equity                                                     0.9
Target Retirement Income                                               0.2
Target Retirement 2020                                                 0.3
Target Retirement 2030                                                 0.9
Target Retirement 2040                                                 1.3
Target Retirement 2050                                                 0.8
Target Retirement 2060                                                 0.1

The Manager is indirectly wholly owned by USAA a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 271,000 Adviser Shares, which represents 98.3% of the Adviser Shares outstanding and 0.5% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                               YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2018            2018            2017            2016            2015            2014
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  18.84        $  17.60        $  14.24        $  16.46        $  18.14        $  17.44
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .15             .16             .07             .11(a)          .08             .14
  Net realized and
    unrealized gain (loss)        (2.23)           1.15            3.43           (2.22)(a)       (1.52)            .65
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                      (2.08)           1.31            3.50           (2.11)(a)       (1.44)            .79
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.07)           (.14)           (.11)           (.24)           (.09)
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  16.76        $  18.84        $  17.60        $  14.24        $  16.46        $  18.14
                               ========================================================================================
Total return (%)*                (11.04)           7.41           24.70          (12.77)          (7.84)           4.56
Net assets at
  end of period (000)          $340,289        $402,401        $374,130        $302,012        $500,510        $503,052
Ratios to average
  daily net assets:**
  Expenses (%)(b),(c)              1.48(d)         1.46            1.51            1.58            1.50            1.50
  Net investment income (%)        1.48(d)          .86             .50             .73             .71             .83
Portfolio turnover (%)               35              59              45              47              46              48

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $363,059,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  37

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                               YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2018            2018            2017            2016            2015            2014
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  18.79        $  17.55        $  14.21        $  16.42        $  18.10        $  17.41
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .15             .20             .12(a)          .18             .13             .18
  Net realized and
    unrealized gain (loss)        (2.20)           1.14            3.40(a)        (2.25)          (1.53)            .65
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                      (2.05)           1.34            3.52(a)        (2.07)          (1.40)            .83
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.10)           (.18)           (.14)           (.28)           (.14)
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  16.74        $  18.79        $  17.55        $  14.21        $  16.42        $  18.10
                               ========================================================================================
Total return (%)*                (10.91)           7.62           24.93          (12.53)          (7.64)           4.82
Net assets at end
  of period (000)              $517,885        $596,185        $585,468        $603,981        $637,007        $730,863
Ratios to average
  daily net assets:**
  Expenses (%)(b),(c)              1.25(d)         1.28            1.29            1.30            1.27            1.29
  Net investment income (%)        1.68(d)         1.09             .75            1.11             .93            1.03
Portfolio turnover (%)               35              59              45              47              46              48

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $548,842,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                               YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2018            2018            2017            2016            2015            2014
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  18.76          $17.55          $14.20         $ 16.40          $18.08          $17.35
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .10             .12             .05             .09             .05             .09
  Net realized and
    unrealized gain (loss)        (2.18)           1.13            3.42           (2.21)          (1.53)            .66
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                      (2.08)           1.25            3.47           (2.12)          (1.48)            .75
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.04)           (.12)           (.08)           (.20)           (.02)
                               ----------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests             -               -               -               -             .00(a)            -
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $  16.68          $18.76          $17.55         $ 14.20          $16.40          $18.08
                               ========================================================================================
Total return (%)*                (11.09)           7.09           24.53          (12.93)          (8.09)           4.34
Net assets at end
  of period (000)              $  4,604          $5,186          $4,864         $ 3,931          $4,560          $4,988
Ratios to average
  daily net assets:**
  Expenses (%)(b),(c)              1.75(d)         1.72(e)         1.66(f)         1.75            1.79(g)         1.77
  Expenses, excluding(b),(c)
    reimbursements (%)             1.77(d)         1.81            1.87            1.92            1.95            1.77
  Net investment income (%)        1.19             .61             .35             .60             .41             .57
Portfolio turnover (%)               35              59              45              47              46              48

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $4,807,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to October 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Advisers Shares' average daily net assets.
(f) Prior to October 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.75% of the Advisers Shares' average daily net assets.
(g) Prior to October 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 2.00% of the Advisers Shares' average daily net assets.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  39

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                        BEGINNING                ENDING              DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE           JUNE 1, 2018 -
                                       JUNE 1, 2018         NOVEMBER 30, 2018       NOVEMBER 30, 2018
                                       --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00              $  889.60                  $7.01

Hypothetical
  (5% return before expenses)             1,000.00               1,017.65                   7.49

INSTITUTIONAL SHARES
Actual                                    1,000.00                 890.90                   5.93

Hypothetical
  (5% return before expenses)             1,000.00               1,018.80                   6.33

ADVISER SHARES
Actual                                    1,000.00                 889.10                   8.29

Hypothetical
  (5% return before expenses)             1,000.00               1,016.29                   8.85

*Expenses are equal to the annualized expense ratio of 1.48% for Fund Shares, 1.25% for Institutional Shares, and 1.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (11.04)% for Fund Shares, (10.91)% for Institutional Shares, and (11.09)% for Adviser Shares for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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25559-0119                                   (C)2019, USAA. All rights reserved.


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   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

================================================================================

    SEMIANNUAL REPORT
    USAA GOVERNMENT SECURITIES FUND
    FUND SHARES (USGNX) o INSTITUTIONAL SHARES (UIGSX)
    o ADVISER SHARES (UAGNX) o R6 SHARES (URGSX)
    NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   2

    Notes to Portfolio of Investments                                         10

    Financial Statements                                                      13

    Notes to Financial Statements                                             17

    Financial Highlights                                                      32

EXPENSE EXAMPLE                                                               36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

U.S. GOVERNMENT AGENCY ISSUES                                              68.2%
U.S. TREASURY SECURITIES                                                   25.6%
MUNICIPAL OBLIGATIONS                                                       3.3%
ASSET-BACKED SECURITIES                                                     2.5%
MONEY MARKET INSTRUMENTS                                                    1.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
             BONDS (99.6%)

             ASSET-BACKED SECURITIES (2.5%)

             ASSET BACKED SECURITIES (2.5%)
             ------------------------------
             STUDENT LOAN ABS (2.5%)
$    3,185   Navient Student Loan Trust (1 mo. LIBOR + 0.51%)                   2.83%(a)       6/25/2031     $    3,193
     1,910   Navient Student Loan Trust (1 mo. LIBOR + 1.05%)(b)                3.37(a)        6/25/2065          1,928
     3,000   Navient Student Loan Trust (1 mo. LIBOR + 0.75%)(b)                3.07(a)        3/25/2066          3,026
     3,730   Nelnet Student Loan Trust (3 mo. LIBOR + 0.25%)                    2.62(a)        6/25/2041          3,511
     4,091   SLM Student Loan Trust (1 mo. LIBOR + 0.65%)                       2.97(a)        6/25/2055          4,118
       592   SLM Student Loan Trust (3 mo. LIBOR + 0.11%)                       2.60(a)       10/27/2025            591
     3,254   PHEAA Student Loan Trust (3 mo. LIBOR + 1.10%)(b)                  3.47(a)        6/25/2038          3,304
     4,987   SLM Student Loan Trust (3 mo. LIBOR + 0.20%)                       2.69(a)        1/25/2070          4,742
     1,485   SunTrust Student Loan Trust (3 mo. LIBOR + 0.27%)(b)               2.78(a)       10/28/2037          1,341
                                                                                                             ----------
             Total Asset Backed Securities                                                                       25,754
                                                                                                             ----------
             Total Asset-Backed Securities (cost: $25,533)                                                       25,754
                                                                                                             ----------
             MUNICIPAL OBLIGATIONS (3.3%)

             CONNECTICUT (0.5%)
             ------------------
     5,000   State                                                              2.92           8/01/2023          4,858
                                                                                                             ----------

             KANSAS (0.3%)
             -------------
     3,000   Dev. Finance Auth.                                                 3.94           4/15/2026          3,040
                                                                                                             ----------
             NEW YORK (1.4%)
             ---------------
     9,530   City of New York Transitional Finance
               Auth. Future Tax Secured Revenue                                 2.85           8/01/2024          9,215
     5,000   Port Authority of New York & New Jersey                            2.53          10/15/2020          4,965
                                                                                                             ----------
                                                                                                                 14,180
                                                                                                             ----------
             TEXAS (1.1%)
             ------------
     1,530   City of Houston Combined Utility System Revenue                    3.72          11/15/2028          1,537
     3,000   City of Houston Combined Utility System Revenue                    3.82          11/15/2029          3,015
     3,000   State                                                              2.83          10/01/2025          2,909
     4,000   State                                                              3.01          10/01/2026          3,884
                                                                                                             ----------
                                                                                                                 11,345
                                                                                                             ----------
             Total Municipal Obligations (cost: $33,850)                                                         33,423
                                                                                                             ----------

================================================================================

2  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (68.2%)(c)

             GOVERNMENT (1.6%)
             -----------------
             SOVEREIGN (1.6%)
$   18,000   Fannie Mae(+)                                                      2.13%          4/24/2026     $   16,820
                                                                                                             ----------
             MORTGAGE SECURITIES (66.6%)
             ---------------------------
             AGENCY COLLATERAL PAC CMO (0.2%)
       889   Freddie Mac(+) (1 mo. LIBOR + 0.30%)                               2.61(a)        3/15/2036            891
     1,452   Freddie Mac(+) (1 mo. LIBOR + 0.55%)                               2.86(a)       10/15/2041          1,464
                                                                                                             ----------
                                                                                                                  2,355
                                                                                                             ----------
             AGENCY COLLATERAL CMO (1.4%)
     3,759   Fannie Mae(+)                                                      1.50           7/25/2027          3,542
     1,759   Fannie Mae(+)                                                      1.38           9/25/2027          1,647
     1,422   Fannie Mae(+)                                                      1.50           9/25/2027          1,326
     1,441   Fannie Mae(+)                                                      1.50           9/25/2027          1,351
     1,604   Fannie Mae(+)                                                      1.50          10/25/2027          1,498
     1,578   Fannie Mae(+) (1 mo. LIBOR + 0.30%)                                2.62(a)        4/25/2035          1,578
     1,110   Fannie Mae(+) (1 mo. LIBOR + 0.30%)                                2.62(a)        8/25/2037          1,104
     2,185   Freddie Mac(+)                                                     2.00           9/15/2026          2,109
                                                                                                             ----------
                                                                                                                 14,155
                                                                                                             ----------
             COMMERCIAL MBS (34.8%)
       220   Fannie Mae(+)                                                      1.65           9/25/2019            218
     1,541   Fannie Mae(+)                                                      3.32(d)        7/25/2023          1,547
     5,000   Fannie Mae(+)                                                      2.16          10/25/2023          4,797
     2,356   Fannie Mae(+)                                                      2.80(d)        6/25/2025          2,266
     1,665   Fannie Mae(+)                                                      2.50(d)        9/25/2026          1,623
     4,000   Fannie Mae(+)                                                      3.06(d)        5/25/2027          3,836
     6,250   Fannie Mae(+)                                                      3.18(d)        6/25/2027          6,014
     2,842   Fannie Mae(+)                                                      3.14(d)        3/25/2028          2,708
     8,049   Fannie Mae(+)                                                      3.50(d)        7/25/2028          7,933
     2,971   Freddie Ma(+)                                                      4.08(d)       11/25/2020          3,022
     5,000   Freddie Ma(+)                                                      2.86           1/25/2021          4,965
     2,250   Freddie Ma(+)                                                      2.27           3/25/2022          2,185
     2,616   Freddie Ma(+)                                                      1.69           4/25/2022          2,558
     4,000   Freddie Mac(+)                                                     2.72           6/25/2022          3,935
     3,000   Freddie Mac(+)                                                     2.36           7/25/2022          2,914
    10,000   Freddie Mac(+)                                                     2.31           8/25/2022          9,691
     5,000   Freddie Mac(+)                                                     2.51          11/25/2022          4,872
     5,000   Freddie Mac(+)                                                     2.64           1/25/2023          4,890
     3,000   Freddie Mac(+)                                                     3.32(d)        2/25/2023          3,010
     3,000   Freddie Mac(+)                                                     2.41           3/25/2023          2,909
     5,000   Freddie Mac(+)                                                     3.00           1/25/2024          4,940
    10,030   Freddie Mac(+)                                                     3.49           1/25/2024         10,123

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
$    3,000   Freddie Mac(+)                                                     3.39%          3/25/2024     $    3,014
    20,000   Freddie Mac(+)                                                     2.95           7/25/2024         19,646
     3,422   Freddie Mac(+)                                                     2.60           1/25/2025          3,351
     3,000   Freddie Mac(+)                                                     3.02           1/25/2025          2,947
     5,000   Freddie Mac(+)                                                     3.59           1/25/2025          5,048
    10,000   Freddie Mac(+)                                                     3.28(d)        6/25/2025          9,955
     4,553   Freddie Mac(+)                                                     2.20           7/25/2025          4,339
     4,000   Freddie Mac(+)                                                     3.01           7/25/2025          3,918
    30,000   Freddie Mac(+)                                                     3.37           7/25/2025         29,837
    15,000   Freddie Mac(+)                                                     3.75(d)        8/25/2025         15,269
    20,000   Freddie Mac(+)                                                     3.31           9/25/2025         19,932
     7,709   Freddie Mac(+)                                                     2.85           3/25/2026          7,431
     5,000   Freddie Mac(+)                                                     2.53           5/25/2026          4,703
    17,000   Freddie Mac(+)                                                     2.57           7/25/2026         16,002
     5,000   Freddie Mac(+)                                                     2.65           8/25/2026          4,719
     2,378   Freddie Mac(+)                                                     3.01           8/25/2026          2,340
     4,500   Freddie Mac(+)                                                     3.12(d)        9/25/2026          4,381
     4,000   Freddie Mac(+)                                                     3.35(d)       11/25/2026          3,954
     3,000   Freddie Mac(+)                                                     3.12           6/25/2027          2,903
     9,274   Freddie Mac(+)                                                     3.19           7/25/2027          9,015
     2,879   Freddie Mac(+)                                                     3.19(d)        9/25/2027          2,795
     5,000   Freddie Mac(+)                                                     3.29          11/25/2027          4,881
    12,500   Freddie Mac(+)                                                     3.85           6/25/2028         12,725
    30,000   Freddie Mac(+)                                                     3.93(d)        7/25/2028         30,714
    13,000   Freddie Mac(+)                                                     3.90(d)        8/25/2028         13,263
     5,000   Freddie Mac(+)                                                     3.92(d)        9/25/2028          5,109
    10,000   Freddie Mac(+)                                                     3.78(d)       10/25/2028         10,057
     9,706   Freddie Mac(+)(e)                                                  4.06(d)       10/25/2028         10,017
     7,000   Freddie Mac(+)                                                     3.90           6/25/2051          7,151
                                                                                                             ----------
                                                                                                                360,372
                                                                                                             ----------
             FGLMC COLLATERAL (12.3%)
        57   Freddie Mac(+)                                                     5.00           1/01/2021             59
     6,162   Freddie Mac(+)                                                     3.00           3/01/2032          6,070
     8,421   Freddie Mac(+)                                                     3.00           2/01/2033          8,294
     7,707   Freddie Mac(+)                                                     3.00           9/01/2033          7,591
    10,806   Freddie Mac(+)                                                     3.00          10/01/2033         10,644
    24,828   Freddie Mac(+)                                                     3.50          10/01/2033         24,907
    14,678   Freddie Mac(+)                                                     4.00          10/01/2033         14,966
       569   Freddie Mac(+)                                                     5.50          12/01/2035            615
     1,512   Freddie Mac(+)                                                     4.00           9/01/2040          1,536
     5,732   Freddie Mac(+)                                                     3.50           5/01/2042          5,673
     4,714   Freddie Mac(+)                                                     3.00           6/01/2042          4,536
    19,514   Freddie Mac(+)                                                     4.00           7/01/2048         19,643
     9,852   Freddie Mac(+)                                                     3.50           8/01/2048          9,668

================================================================================

4  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
$    4,911   Freddie Mac(+)                                                     4.00%          8/01/2048     $    4,943
     7,861   Freddie Mac(+)                                                     4.50           9/01/2048          8,088
                                                                                                             ----------
                                                                                                                127,233
                                                                                                             ----------
             FNMA COLLATERAL (9.7%)
     1,879   Fannie Mae(+)                                                      2.05           7/01/2019          1,865
     9,553   Fannie Mae(+)                                                      1.58           1/01/2020          9,388
       775   Fannie Mae(+)                                                      3.50           5/01/2021            778
    10,000   Fannie Mae(+)                                                      2.63           9/01/2021          9,856
    20,687   Fannie Mae(+)                                                      2.42          11/01/2022         20,164
     8,265   Fannie Mae(+)                                                      2.50           4/01/2023          8,052
     2,133   Fannie Mae(+)                                                      2.54           5/01/2023          2,082
     3,939   Fannie Mae(+)                                                      3.00           2/01/2027          3,911
     2,422   Fannie Mae(+)                                                      3.00           2/01/2027          2,405
       777   Fannie Mae(+)                                                      5.00          12/01/2035            825
       247   Fannie Mae(+)                                                      5.50          11/01/2037            265
       364   Fannie Mae(+)                                                      6.00           5/01/2038            397
     2,069   Fannie Mae(+)                                                      4.00           8/01/2039          2,097
     3,583   Fannie Mae(+)                                                      3.50           1/01/2042          3,546
     5,648   Fannie Mae(+)                                                      3.50           5/01/2042          5,590
     4,772   Fannie Mae(+)                                                      3.00           1/01/2048          4,552
     9,694   Fannie Mae(+)                                                      3.50           2/01/2048          9,513
     9,796   Fannie Mae(+)                                                      4.00           5/01/2048          9,859
     4,936   Fannie Mae(+)                                                      3.00           8/01/2048          4,709
                                                                                                             ----------
                                                                                                                 99,854
                                                                                                             ----------
             GNMA COLLATERAL (5.4%)
         7   Government National Mortgage Assn. I                               8.50           6/15/2021              7
         3   Government National Mortgage Assn. I                               9.00           7/15/2021              3
       250   Government National Mortgage Assn. I                               6.00           8/15/2022            255
        26   Government National Mortgage Assn. I                               8.00           6/15/2023             27
       499   Government National Mortgage Assn. I                               4.50           5/15/2024            522
       527   Government National Mortgage Assn. I                               4.50           9/15/2024            547
       469   Government National Mortgage Assn. I                               4.50           9/15/2024            487
       594   Government National Mortgage Assn. I                               4.50          10/15/2024            619
       500   Government National Mortgage Assn. I                               4.50          10/15/2024            523
        45   Government National Mortgage Assn. I                               7.00           4/15/2027             46
       126   Government National Mortgage Assn. I                               7.00           5/15/2027            140
       108   Government National Mortgage Assn. I                               8.00           5/15/2027            114
        76   Government National Mortgage Assn. I                               7.50           2/15/2028             83
       250   Government National Mortgage Assn. I                               6.00           4/15/2028            273
        88   Government National Mortgage Assn. I                               6.50           5/15/2028             96
        23   Government National Mortgage Assn. I                               6.50           5/15/2028             25
         8   Government National Mortgage Assn. I                               6.75           5/15/2028              9
        52   Government National Mortgage Assn. I                               6.50           7/15/2028             56

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
$       13   Government National Mortgage Assn. I                               7.00%          7/15/2028     $       13
         1   Government National Mortgage Assn. I                               7.00           8/15/2028              1
        27   Government National Mortgage Assn. I                               7.00           8/15/2028             30
        46   Government National Mortgage Assn. I                               6.50           9/15/2028             50
        70   Government National Mortgage Assn. I                               7.00           9/15/2028             74
        31   Government National Mortgage Assn. I                               6.00          11/15/2028             34
       128   Government National Mortgage Assn. I                               6.50          11/15/2028            139
         7   Government National Mortgage Assn. I                               6.50           1/15/2029              8
        24   Government National Mortgage Assn. I                               6.50           1/15/2029             26
       141   Government National Mortgage Assn. I                               6.00           2/15/2029            151
        16   Government National Mortgage Assn. I                               7.50           3/15/2029             18
        36   Government National Mortgage Assn. I                               7.50           4/15/2029             38
       303   Government National Mortgage Assn. I                               7.00           5/15/2029            327
       340   Government National Mortgage Assn. I                               7.00           6/15/2029            367
       144   Government National Mortgage Assn. I                               6.00           7/15/2029            157
        89   Government National Mortgage Assn. I                               7.50          10/15/2029             98
        19   Government National Mortgage Assn. I                               7.50          10/15/2029             19
        70   Government National Mortgage Assn. I                               8.00           7/15/2030             73
        23   Government National Mortgage Assn. I                               8.00           9/15/2030             25
        13   Government National Mortgage Assn. I                               7.50          12/15/2030             13
         9   Government National Mortgage Assn. I                               7.50           1/15/2031             10
       113   Government National Mortgage Assn. I                               6.50           3/15/2031            122
        31   Government National Mortgage Assn. I                               7.00           8/15/2031             31
        67   Government National Mortgage Assn. I                               7.00           9/15/2031             76
       212   Government National Mortgage Assn. I                               6.50          10/15/2031            230
        45   Government National Mortgage Assn. I                               7.00          10/15/2031             47
        20   Government National Mortgage Assn. I                               7.50          11/15/2031             21
       156   Government National Mortgage Assn. I                               6.50           1/15/2032            169
       236   Government National Mortgage Assn. I                               6.00           5/15/2032            254
        19   Government National Mortgage Assn. I                               7.00           6/15/2032             20
       111   Government National Mortgage Assn. I                               7.00           7/15/2032            122
       210   Government National Mortgage Assn. I                               6.50           8/15/2032            228
       804   Government National Mortgage Assn. I                               6.50           9/15/2032            910
       782   Government National Mortgage Assn. I                               6.00           1/15/2033            853
       326   Government National Mortgage Assn. I                               6.00           2/15/2033            355
       270   Government National Mortgage Assn. I                               6.00           7/15/2033            292
       227   Government National Mortgage Assn. I                               6.00           9/15/2033            247
     2,085   Government National Mortgage Assn. I                               5.50          10/15/2033          2,257
       918   Government National Mortgage Assn. I                               5.50          12/15/2033            994
       494   Government National Mortgage Assn. I                               5.50           7/15/2034            540
     1,230   Government National Mortgage Assn. I                               5.50          10/15/2035          1,340
       257   Government National Mortgage Assn. I                               6.00           3/15/2037            277
       172   Government National Mortgage Assn. I                               6.00           9/15/2037            185
       496   Government National Mortgage Assn. I                               5.50           3/15/2038            536

================================================================================

6  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
$    1,216   Government National Mortgage Assn. I                               5.50%          4/15/2038     $    1,327
       313   Government National Mortgage Assn. I                               6.00           5/15/2038            339
       490   Government National Mortgage Assn. I                               6.00           5/15/2038            535
       348   Government National Mortgage Assn. I                               6.00           9/15/2038            374
       405   Government National Mortgage Assn. I                               6.00          10/15/2038            436
       564   Government National Mortgage Assn. I                               6.00          12/15/2038            607
       389   Government National Mortgage Assn. I                               5.00           2/15/2039            413
     2,087   Government National Mortgage Assn. I                               5.50           6/15/2039          2,235
     3,386   Government National Mortgage Assn. I                               4.50           9/15/2039          3,527
     2,347   Government National Mortgage Assn. I                               4.50          11/15/2039          2,447
     3,593   Government National Mortgage Assn. I                               4.50          12/15/2039          3,747
    10,780   Government National Mortgage Assn. I                               4.50           2/15/2040         11,227
     2,392   Government National Mortgage Assn. I                               4.50           3/15/2040          2,492
     1,205   Government National Mortgage Assn. I                               4.50           6/15/2040          1,256
       777   Government National Mortgage Assn. I                               4.00           7/15/2040            787
     1,983   Government National Mortgage Assn. I                               4.50           7/15/2040          2,059
     1,105   Government National Mortgage Assn. I                               4.00           8/15/2040          1,126
     2,727   Government National Mortgage Assn. I                               4.00           9/15/2040          2,762
     2,202   Government National Mortgage Assn. I                               4.50           1/15/2041          2,294
                                                                                                             ----------
                                                                                                                 55,599
                                                                                                             ----------
             GNMA II COLLATERAL (2.8%)
         8   Government National Mortgage Assn. II                              8.00          12/20/2022              8
     1,246   Government National Mortgage Assn. II                              4.50           4/20/2024          1,297
       232   Government National Mortgage Assn. II                              8.00           8/20/2030            273
       259   Government National Mortgage Assn. II                              7.00           9/20/2030            296
       132   Government National Mortgage Assn. II                              6.00           3/20/2031            143
        50   Government National Mortgage Assn. II                              7.50           4/20/2031             59
        83   Government National Mortgage Assn. II                              6.50           5/20/2031             94
        60   Government National Mortgage Assn. II                              6.50           7/20/2031             67
       158   Government National Mortgage Assn. II                              6.50           8/20/2031            175
       233   Government National Mortgage Assn. II                              6.50           4/20/2032            264
       235   Government National Mortgage Assn. II                              6.50           6/20/2032            266
       350   Government National Mortgage Assn. II                              6.00           8/20/2032            378
       307   Government National Mortgage Assn. II                              6.00           9/20/2032            333
       297   Government National Mortgage Assn. II                              5.50           4/20/2033            319
       993   Government National Mortgage Assn. II                              5.00           5/20/2033          1,057
     1,199   Government National Mortgage Assn. II                              5.00           7/20/2033          1,277
       318   Government National Mortgage Assn. II                              6.00          10/20/2033            346
       251   Government National Mortgage Assn. II                              6.00          12/20/2033            261
     1,028   Government National Mortgage Assn. II                              6.00           2/20/2034          1,118
       999   Government National Mortgage Assn. II                              5.50           3/20/2034          1,073
       936   Government National Mortgage Assn. II                              6.00           3/20/2034          1,017
       780   Government National Mortgage Assn. II                              5.00           6/20/2034            838
       712   Government National Mortgage Assn. II                              6.50           8/20/2034            806

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                         COUPON                             VALUE
(000)        SECURITY                                                           RATE           MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------
$      631   Government National Mortgage Assn. II                              6.00%          9/20/2034     $      695
     1,756   Government National Mortgage Assn. II                              6.00          10/20/2034          1,910
       130   Government National Mortgage Assn. II                              6.00          11/20/2034            137
     3,496   Government National Mortgage Assn. II                              5.50           2/20/2035          3,756
     3,072   Government National Mortgage Assn. II                              5.50           4/20/2035          3,299
     1,471   Government National Mortgage Assn. II                              5.50           7/20/2035          1,581
     1,842   Government National Mortgage Assn. II                              5.00           9/20/2035          1,961
       598   Government National Mortgage Assn. II                              6.00           5/20/2036            650
       630   Government National Mortgage Assn. II                              5.50           1/20/2037            675
       408   Government National Mortgage Assn. II                              5.00           2/20/2037            428
     2,153   Government National Mortgage Assn. II                              4.00          11/20/2040          2,200
                                                                                                             ----------
                                                                                                                 29,057
                                                                                                             ----------
             Total Mortgage Securities                                                                          688,625
                                                                                                             ----------
             Total U.S. Government Agency Issues (cost: $712,921)                                               705,445
                                                                                                             ----------

             U.S. TREASURY SECURITIES (25.6%)

             NOTES (25.6%)(f)
     3,000   U.S. Treasury Note                                                 1.00           3/15/2019          2,988
     7,000   U.S. Treasury Note                                                 1.38           5/31/2021          6,757
     5,000   U.S. Treasury Note                                                 1.38           6/30/2023          4,683
    20,000   U.S. Treasury Note                                                 1.50           8/15/2020         19,569
    20,000   U.S. Treasury Note                                                 1.63           8/31/2022         19,133
    10,000   U.S. Treasury Note                                                 1.88           7/31/2022          9,663
    20,000   U.S. Treasury Note                                                 1.88           8/31/2024         18,941
     3,000   U.S. Treasury Note                                                 2.00           2/15/2022          2,924
    11,000   U.S. Treasury Note                                                 2.00          11/30/2022         10,649
    20,000   U.S. Treasury Note                                                 2.00           6/30/2024         19,090
     4,000   U.S. Treasury Note                                                 2.00           2/15/2025          3,792
     3,000   U.S. Treasury Note                                                 2.13           6/30/2021          2,949
    20,000   U.S. Treasury Note                                                 2.13           6/30/2022         19,508
     5,000   U.S. Treasury Note                                                 2.13          11/30/2023          4,827
     4,000   U.S. Treasury Note                                                 2.13          11/30/2024          3,829
     4,500   U.S. Treasury Note                                                 2.13           5/15/2025          4,290
     5,000   U.S. Treasury Note                                                 2.25          11/15/2024          4,821
     5,000   U.S. Treasury Note                                                 2.63           8/31/2020          4,984
    20,000   U.S. Treasury Note                                                 2.63           6/15/2021         19,902
    15,000   U.S. Treasury Note                                                 2.63           7/15/2021         14,924
    12,000   U.S. Treasury Note(g)                                              2.75          11/30/2020         11,986
    10,000   U.S. Treasury Note                                                 2.75           8/15/2021          9,979
    35,000   U.S. Treasury Note                                                 2.75           9/15/2021         34,927
    10,000   U.S. Treasury Note                                                 2.88          11/15/2021         10,013
                                                                                                             ----------
             Total U.S. Treasury Securities (cost: $270,544)                                                    265,128
                                                                                                             ----------
             Total Bonds (cost: $1,042,848)                                                                   1,029,750
                                                                                                             ----------

================================================================================

8  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES    SECURITY                                                                                             (000)
-----------------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.1%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
     3,091   State Street Institutional U.S. Government Money Market Fund
               Premier Class, 2.15%(h) (cost: $3)                                                            $        3
                                                                                                             ----------

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.1%)
   $11,635   Credit Agricole Corp., 2.27%, acquired 11/30/2018 and due on 12/03/2018 at $11,635 (collateralized by $11,053 of U.S. Treasury, 3.75%(f),
               due 11/15/2043; market value $11,868) (cost: $11,635)                                         $   11,635
                                                                                                             ----------
             Total Money Market Instruments (cost: $11,638)                                                      11,638
                                                                                                             ----------

             TOTAL INVESTMENTS (COST: $1,054,486)                                                            $1,041,388
                                                                                                             ==========

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                               VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                              LEVEL 1              LEVEL 2              LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds:
  Asset-Backed Securities                          $      -             $ 25,754                   $-        $   25,754
  Municipal Obligations                                   -               33,423                    -            33,423
  U.S. Government Agency Issues                           -              705,445                    -           705,445
  U.S. Treasury Securities                          265,128                    -                    -           265,128
Money Market Instruments:
  Government & U.S. Treasury
  Money Market Funds                                      3                    -                    -                 3
  Repurchase Agreements                                   -               11,635                    -            11,635
-----------------------------------------------------------------------------------------------------------------------
Total                                              $265,131             $776,257                   $-        $1,041,388
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   LIBOR     London Interbank Offered Rate

o  SPECIFIC NOTES

   (a) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (c) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or
       FNMA), indicated with a "+", are supported only by the right of the GSE to borrow

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

       from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (d) Stated interest rates may change slightly over time as underlying mortgages paydown.

   (e) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

   (f) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (g) At November 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (h) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,054,486)                       $1,041,388
   Receivables:
      Capital shares sold                                                                       206
      USAA Asset Management Company (Note 7)                                                      2
      Interest                                                                                3,772
                                                                                         ----------
         Total assets                                                                     1,045,368
                                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                                    9,957
      Capital shares redeemed                                                                   724
      Dividends on capital shares                                                                82
   Accrued management fees                                                                      105
   Accrued transfer agent's fees                                                                  9
   Other accrued expenses and payables                                                          116
                                                                                         ----------
         Total liabilities                                                                   10,993
                                                                                         ----------
            Net assets applicable to capital shares outstanding                          $1,034,375
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $1,049,277
   Distributable earnings loss                                                              (14,902)
                                                                                         ----------
            Net assets applicable to capital shares outstanding                          $1,034,375
                                                                                         ----------
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $316,916/33,456 capital shares
         outstanding, no par value)                                                      $     9.47
                                                                                         ==========
      Institutional Shares (net assets of $706,544/74,572 capital shares
         outstanding, no par value)                                                      $     9.47
                                                                                         ==========
      Adviser Shares (net assets of $4,769/504 capital shares
         outstanding, no par value)                                                      $     9.47
                                                                                         ==========
      R6 Shares (net assets of $6,146/649 capital shares
         outstanding, no par value)                                                      $     9.47
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                          $11,470
                                                                                            -------
EXPENSES
   Management fees                                                                              491
   Administration and servicing fees:
      Fund Shares                                                                               243
      Institutional Shares                                                                      236
      Adviser Shares                                                                              4
      R6 Shares                                                                                   2
   Transfer agent's fees:
      Fund Shares                                                                               217
      Institutional Shares                                                                      236
   Distribution and service fees (Note 7):
      Adviser Shares                                                                              6
   Custody and accounting fees:
      Fund Shares                                                                                34
      Institutional Shares                                                                       39
      R6 Shares                                                                                   1
   Postage:
      Fund Shares                                                                                11
   Shareholder reporting fees:
      Fund Shares                                                                                15
      Institutional Shares                                                                        1
   Trustees' fees                                                                                18
   Registration fees:
      Fund Shares                                                                                13
      Institutional Shares                                                                       10
      Adviser Shares                                                                              8
      R6 Shares                                                                                  10
   Professional fees                                                                             50
   Other                                                                                         10
                                                                                            -------
         Total expenses                                                                       1,655

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

   Expenses reimbursed:
      Adviser Shares                                                                        $    (3)
      R6 Shares                                                                                  (6)
                                                                                            -------
         Net expenses                                                                         1,646
                                                                                            -------
NET INVESTMENT INCOME                                                                         9,824
                                                                                            -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Change in net unrealized appreciation/(depreciation)                                      (5,507)
                                                                                            -------
   Increase in net assets resulting from operations                                         $ 4,317
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

---------------------------------------------------------------------------------------------------

                                                                        11/30/2018        5/31/2018
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $    9,824         $ 12,550
   Net realized loss on investments                                              -             (137)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                        (5,507)         (19,469)
                                                                        ---------------------------
      Increase (decrease) in net assets resulting from operations            4,317           (7,056)
                                                                        ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                              (3,806)          (7,636)
   Institutional Shares                                                     (5,917)          (4,719)
   Adviser Shares                                                              (49)             (98)
   R6 Shares                                                                   (77)            (131)
                                                                        ---------------------------
      Distributions to shareholders                                         (9,849)         (12,584)
                                                                        ---------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                             (13,827)         (45,928)
   Institutional Shares                                                    457,968          125,461
   Adviser Shares                                                                4           (1,119)
   R6 Shares                                                                  (148)           1,516
                                                                        ---------------------------
      Total net increase in net assets
         from capital share transactions                                   443,997           79,930
                                                                        ---------------------------
   Net increase in net assets                                              438,465           60,290

NET ASSETS
   Beginning of period                                                     595,910          535,620
                                                                        ---------------------------
   End of period                                                        $1,034,375         $595,910
                                                                        ===========================

See accompanying notes to financial statements.

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

The Fund consists of four classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), Government Securities Fund Adviser Shares (Adviser Shares), and Government Securities Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3.  Repurchase agreements are valued at cost.

    4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

        quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 0.9% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had net capital loss carryforwards of $1,804,000, for federal income tax purposes as shown in the table below. It is unlikely

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                                CAPITAL LOSS CARRYFORWARDS
                       -------------------------------------------
                                       TAX CHARACTER
                       -------------------------------------------
                       (NO EXPIRATION)                    BALANCE
                       ---------------                  ----------
                        Short-Term                      $1,533,000
                         Long-Term                         271,000
                                                        ----------
                             Total                      $1,804,000
                                                        ==========

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                                NET
                                     GROSS               GROSS               UNREALIZED
                                   UNREALIZED          UNREALIZED          APPRECIATION/
FUND                              APPRECIATION        DEPRECIATION         (DEPRECIATION)
-----------------------------------------------------------------------------------------
USAA Government
  Securities Fund                  $5,702,000         $(18,800,000)        $(13,098,000)

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $482,432,000 and $9,500,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

PURCHASES                        SALES                        NET REALIZED GAIN
--------------------------------------------------------------------------------
$20,004,000                       $-                                 $-

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2018, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                    SIX-MONTH PERIOD ENDED                    YEAR ENDED
                                                       NOVEMBER 30, 2018                     MAY 31, 2018
----------------------------------------------------------------------------------------------------------------
                                                   SHARES            AMOUNT            SHARES            AMOUNT
                                                  --------------------------------------------------------------
FUND SHARES:
Shares sold                                        1,428            $ 13,550            3,616           $ 35,139
Shares issued from reinvested dividends              368               3,491              720              6,989
Shares redeemed                                   (3,254)            (30,868)          (9,079)           (88,056)
                                                  --------------------------------------------------------------
Net decrease from capital
  share transactions                              (1,458)           $(13,827)          (4,743)          $(45,928)
                                                  ==============================================================
INSTITUTIONAL SHARES:
Shares sold                                       48,256            $457,849           13,094           $128,756
Shares issued from reinvested dividends              624               5,914              488              4,719
Shares redeemed                                     (614)             (5,795)            (829)            (8,014)
                                                  --------------------------------------------------------------
Net increase from capital
  share transactions                              48,266            $457,968           12,753           $125,461
                                                  ==============================================================
ADVISER SHARES:
Shares sold                                            1            $      6                7           $     69
Shares issued from reinvested dividends                -**                 1                1                 11
Shares redeemed                                       (-)**               (3)            (123)*           (1,199)*
                                                  --------------------------------------------------------------
Net increase (decrease) from capital
  share transactions                                   1            $      4             (115)          $ (1,119)
                                                  ==============================================================
R6 SHARES
Shares sold                                            9            $     88              458           $  4,422
Shares issued from reinvested dividends                2                  17                2                 21
Shares redeemed                                      (27)               (253)            (305)            (2,927)
                                                  --------------------------------------------------------------
Net increase (decrease) from capital
  share transactions                                 (16)           $   (148)             155           $  1,516
                                                  ==============================================================

* Net of redemption fees, if any.
** Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index measures the total return performance of funds tracked by Lipper that invest 65% of fund assets in securities issued or guaranteed by the U.S. government, its agency, or its instrumentalities, with dollar-weighted average maturities of five to ten years. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the R6 Shares includes the performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                          ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                       (IN BASIS POINTS)(1)
    -----------------------------------------------------------------
    +/- 20 TO 50                               +/-4
    +/- 51 to 100                              +/-5
    +/- 101 and greater                        +/-6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $491,000, which included a performance adjustment for the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares of $(13,000), less than $(500), $(1,000), and less than $(500), respectively. For the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares, the performance adjustments were (0.01)%, less than (0.01)%, (0.04)%, and less than (0.01)%, respectively.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $243,000, $236,000, $4,000, and $2,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 0.75% and 0.35%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of those amounts. This expense limitation arrangement

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, the Fund incurred reimbursable expenses from the Manager for the Adviser Shares and R6 Shares of $3,000 and $6,000, respectively, of which $2,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $217,000, $236,000, less than $500, and less than $500, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed on usaa.com. As of November 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                3.6
Target Retirement Income                                               10.1
Target Retirement 2020                                                 13.9
Target Retirement 2030                                                 20.5
Target Retirement 2040                                                 13.3
Target Retirement 2050                                                  6.1
Target Retirement 2060                                                  0.7

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 487,000 Adviser Shares and 510,000 R6 Shares, which represents 96.7% of the Adviser Shares outstanding, 78.6% of the R6 Shares outstanding, and 0.9% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                        YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------------
                                   2018            2018            2017            2016            2015            2014
                               ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $   9.55        $   9.86        $  10.00        $  10.04        $  10.02        $  10.08
                               ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .11             .20             .20             .22             .25             .28
  Net realized and
    unrealized gain (loss)         (.08)           (.31)           (.14)           (.04)            .03            (.06)
                               ----------------------------------------------------------------------------------------
Total from investment
  operations                        .03            (.11)            .06             .18             .28             .22
                               ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.11)           (.20)           (.20)           (.22)           (.26)           (.28)
                               ----------------------------------------------------------------------------------------
Net asset value at
  end of period                $   9.47        $   9.55        $   9.86        $  10.00        $  10.04        $  10.02
                               ========================================================================================
Total return (%)*                   .33           (1.09)            .62            1.80            2.78            2.20
Net assets at end
  of period (000)              $316,916        $333,464        $390,897        $432,471        $435,421        $451,688
Ratios to average
  daily net assets:**
  Expenses (%)(a)                   .47(c)          .48             .48             .51             .51             .47(b)
  Net investment
    income (%)                     2.34(c)         2.09            2.02            2.17            2.52            2.78
Portfolio turnover (%)                1              15              18              14              15               0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $323,695,000.
(a) Does not include acquired fund fees, if any.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH                                          PERIOD
                                                  PERIOD ENDED                                         ENDED
                                                  NOVEMBER 30,           YEAR ENDED MAY 31,           MAY 31,
                                                  -----------------------------------------------------------
                                                      2018             2018             2017             2016***
                                                  -----------------------------------------------------------
Net asset value at beginning of period            $   9.55         $   9.86         $  10.00         $   9.94
                                                  -----------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .12              .21              .21              .18
  Net realized and unrealized gain (loss)             (.08)            (.31)            (.14)             .06
                                                  -----------------------------------------------------------
Total from investment operations                       .04             (.10)             .07              .24
                                                  -----------------------------------------------------------
Less distributions from:
  Net investment income                               (.12)            (.21)            (.21)            (.18)
                                                  -----------------------------------------------------------
Net asset value at end of period                  $   9.47         $   9.55         $   9.86         $  10.00
                                                  ===========================================================
Total return (%)*                                      .38            (1.01)             .71             2.39
Net assets at end of period (000)                 $706,544         $251,297         $133,607         $106,692
Ratios to average daily net assets:**
  Expenses (%)(a)                                      .36(b)           .39              .40              .44(b)
  Net investment income (%)                           2.48(b)          2.18             2.12             2.16(b)
Portfolio turnover (%)                                   1               15               18               14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $474,159,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  33

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                  NOVEMBER 30,                  YEAR ENDED MAY 31,
                                  ------------------------------------------------------------------------
                                    2018          2018         2017         2016         2015         2014
                                  ------------------------------------------------------------------------
Net asset value at
  beginning of period             $ 9.54        $ 9.85       $10.00       $10.04       $10.01       $10.07
                                  ------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .10           .18          .17          .19          .22          .24
  Net realized and
  unrealized gain (loss)            (.07)         (.31)        (.15)        (.04)         .04         (.06)
                                  ------------------------------------------------------------------------
Total from investment
  operations                         .03          (.13)         .02          .15          .26          .18
                                  ------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.10)         (.18)        (.17)        (.19)        (.23)        (.24)
                                  ------------------------------------------------------------------------
Redemption fees added
  to beneficial interests              -           .00(a)         -            -          .00(a)         -
                                  ------------------------------------------------------------------------
Net asset value at
  end of period                   $ 9.47        $ 9.54       $ 9.85       $10.00       $10.04       $10.01
                                  ========================================================================
Total return (%)*                    .30         (1.36)         .25         1.55         2.58         1.83
Net assets at
  end of period (000)             $4,769        $4,804       $6,089       $5,088       $5,116       $5,162
Ratios to average
  daily net assets:**
  Expenses (%)(b)                    .75(e)        .75          .75          .75          .80(c)       .84(d)
  Expenses, excluding
    reimbursements (%)(b)            .88(e)        .87          .93          .95         1.05          .84(d)
  Net investment income (%)         2.05(e)       1.82         1.76         1.93         2.22         2.41
Portfolio turnover (%)                 1            15           18           14           15            0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $4,772,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Prior to October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.90% of their average daily net assets.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

R6 SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH                            PERIOD
                                                     PERIOD ENDED                            ENDED
                                                      NOVEMBER 30,     YEAR ENDED MAY 31,   MAY 31,
                                                    ----------------------------------------------
                                                      2018                2018                2017***
                                                    ----------------------------------------------
Net asset value at beginning of period              $ 9.55              $ 9.85              $ 9.80
                                                    ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .12                 .22                 .11
  Net realized and unrealized gain (loss)             (.08)               (.30)                .05
                                                    ----------------------------------------------
Total from investment operations                       .04                (.08)                .16
                                                    ----------------------------------------------
Less distributions from:
  Net investment income                               (.12)               (.22)               (.11)
                                                    ----------------------------------------------
Net asset value at end of period                    $ 9.47              $ 9.55              $ 9.85
                                                    ==============================================
Total return (%)*                                      .39                (.87)               1.62
Net assets at end of period (000)                   $6,146              $6,345              $5,027
Ratios to average daily net assets:**
  Expenses (%)(a)                                      .35(b)              .35                 .35(b)
  Expenses, excluding reimbursements (%)(a)            .56(b)              .64                1.12(b)

  Net investment income (%)                           2.45(b)             2.22                2.22(b)
Portfolio turnover                                       1                  15                  18

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $6,203,000.
*** R6 Shares commenced operations on December 1, 2016.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  35

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING              ENDING             DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         JUNE 1, 2018 -
                                         JUNE 1, 2018       NOVEMBER 30, 2018     NOVEMBER 30, 2018
                                       -------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,003.30                $2.36

Hypothetical
  (5% return before expenses)              1,000.00              1,022.71                 2.38

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,003.80                 1.81

Hypothetical
  (5% return before expenses)              1,000.00              1,023.26                 1.83

ADVISER SHARES
Actual                                     1,000.00              1,003.00                 3.77

Hypothetical
  (5% return before expenses)              1,000.00              1,021.31                 3.80

R6 SHARES
Actual                                     1,000.00              1,003.90                 1.76

Hypothetical
  (5% return before expenses)              1,000.00              1,023.31                 1.78

*Expenses are equal to the annualized expense ratio of 0.47% for Fund Shares, 0.36% for Institutional Shares, 0.75% for Adviser Shares, and 0.35% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.33% for Fund Shares, 0.38% for Institutional Shares, 0.30% for Adviser Shares, and 0.39% for R6 Shares, for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
23414-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

================================================================================

        SEMIANNUAL REPORT
        USAA GROWTH AND TAX STRATEGY FUND (USBLX)
        NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         28

    Financial Statements                                                      31

    Notes to Financial Statements                                             34

    Financial Highlights                                                      48

EXPENSE EXAMPLE                                                               49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/18 o
                                (% of Net Assets)

Internet .................................................................  4.1%
Banks ....................................................................  3.4%
Software .................................................................  3.3%
Pharmaceuticals ..........................................................  3.2%
Retail ...................................................................  2.6%
Computers ................................................................  2.5%
Oil & Gas ................................................................  2.2%
Insurance ................................................................  2.0%
Diversified Financial Services ...........................................  1.8%
Healthcare-Products ......................................................  1.8%

                      o TOP 5 TAX-EXEMPT BONDS - 11/30/18 o
                                (% of Net Assets)

Health Care Facilities Auth. .............................................. 1.1%
City of Lewisville ........................................................ 0.9%
El Centro Financing Auth. ................................................. 0.9%
Port of Port Arthur Navigation District ................................... 0.7%
Pollution Control Financing Auth. ......................................... 0.6%

                      o TOP 5 BLUE CHIP STOCKS - 11/30/18 o
                                (% of Net Assets)

Microsoft Corp. ........................................................... 1.7%
Apple, Inc. ............................................................... 1.7%
Amazon.com, Inc. .......................................................... 1.4%
Berkshire Hathaway, Inc. "B" .............................................. 0.9%
Johnson & Johnson ......................................................... 0.8%

Refer to the Portfolio of Investments for a complete list of securities.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                        o ASSET ALLOCATION* - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

MUNICIPAL OBLIGATIONS                                                      52.3%
BLUE CHIP STOCKS                                                           47.4%
GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS                               0.3%
U.S. TREASURY SECURITIES                                                    0.1%

                                  [END CHART]

*Does not include futures.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (52.3%)

            MUNICIPAL OBLIGATIONS (52.3%)

            ALABAMA (0.2%)
$   1,000   Lower Alabama Gas District                                     5.00%          9/01/2046     $    1,145
                                                                                                        ----------
            ARIZONA (0.9%)
    1,300   City of Phoenix IDA                                            5.00           7/01/2046          1,334
    1,000   IDA                                                            5.00           7/01/2047          1,086
    1,000   Pima County IDA(a)                                             5.00           6/15/2047            987
    1,000   Student & Academic Services LLC (INS - Build
              America Mutual Assurance Co.)                                5.00           6/01/2044          1,080
                                                                                                        ----------
                                                                                                             4,487
                                                                                                        ----------
            CALIFORNIA (4.1%)
    4,200   El Centro Financing Auth. (LIQ - Deutsche Bank A.G.)
              (LOC - Deutsche Bank A.G.)(a),(b),(c)                        2.04           7/01/2058          4,200
    1,200   Jurupa Public Financing Auth.                                  5.00           9/01/2042          1,308
    2,000   Monterey Peninsula Unified School District (PRE)
              (INS - Assured Guaranty Municipal Corp.)                     5.50           8/01/2034          2,194
    2,900   Pollution Control Financing Auth.
              (LOC - Mizuho Corporate Bank Ltd.)(c)                        2.06          11/01/2026          2,900
    1,000   State                                                          5.00           2/01/2043          1,080
    1,000   State                                                          5.00           8/01/2045          1,105
    1,000   Statewide Communities Dev. Auth. (INS - Assured
              Guaranty Municipal Corp.)                                    5.00          11/15/2049          1,093
    1,000   Sutter Butte Flood Agency (INS - Build America
              Mutual Assurance Co.)                                        5.00          10/01/2040          1,102
    1,500   Twin Rivers Unified School District
              (INS - Build America Mutual Assurance Co.)                   5.00           8/01/2040          1,638
    1,000   Val Verde Unified School District (INS - Build America
              Mutual Assurance Co.)                                        5.00           8/01/2044          1,113
    4,435   West Contra Costa Unified School District
              (INS - National Public Finance
              Guarantee Corp.)(Zero Coupon)                                0.00           8/01/2034          2,437
                                                                                                        ----------
                                                                                                            20,170
                                                                                                        ----------
            COLORADO (2.4%)
    1,000   Denver Convention Center Hotel Auth.                           5.00          12/01/2040          1,052

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$   1,900   Denver Health & Hospital Auth.                                 5.00%         12/01/2048     $    2,028
    1,000   Educational & Cultural Facilities Auth.                        5.00          12/01/2038          1,099
      710   Educational & Cultural Facilities Auth.                        5.00           4/01/2048            767
    1,000   Health Facilities Auth.                                        5.00          12/01/2042          1,034
    1,000   Health Facilities Auth.                                        5.00           6/01/2045          1,046
      250   Park Creek Metropolitan District                               5.00          12/01/2041            270
    1,000   Park Creek Metropolitan District                               5.00          12/01/2045          1,074
    1,000   Rampart Range Metropolitan District No. 1
              (INS - Assured Guaranty Municipal Corp.)                     5.00          12/01/2047          1,098
    2,000   Regional Transportation District                               5.38           6/01/2031          2,089
                                                                                                        ----------
                                                                                                            11,557
                                                                                                        ----------
            CONNECTICUT (0.3%)
    4,717   Mashantucket (Western) Pequot Tribe(d),(e)                     6.05(f)        7/01/2031            159
    1,000   State                                                          5.00           4/15/2037          1,085
                                                                                                        ----------
                                                                                                             1,244
                                                                                                        ----------
            DISTRICT OF COLUMBIA (0.2%)
    1,100   District                                                       5.00           7/01/2042          1,174
                                                                                                        ----------
            FLORIDA (3.0%)
    1,000   Atlantic Beach(g)                                              5.00          11/15/2048          1,045
    1,000   City of Jacksonville                                           5.00          10/01/2029          1,088
    1,875   Escambia County Housing Finance Auth. (PRE)
              (INS - Assured Guaranty Municipal Corp.)                     5.75           6/01/2031          1,911
    1,000   Halifax Hospital Medical Center                                5.00           6/01/2046          1,051
    2,000   Lee County IDA                                                 5.00          11/01/2025          2,110
      645   Lee County IDA                                                 5.50          10/01/2047            681
    1,300   Miami-Dade County Water & Sewer System (PRE)                   5.00          10/01/2034          1,371
    1,000   Palm Beach County Health Facilities Auth.                      5.00          11/15/2045          1,068
      700   Sarasota County Health Facilities Auth.                        5.00           5/15/2038            749
    1,000   Southeast Overtown Park West Community
              Redev. Agency(a)                                             5.00           3/01/2030          1,085
    1,505   Tampa-Hillsborough County Expressway Auth.                     5.00           7/01/2037          1,619
    1,000   Volusia County Educational Facility Auth.                      5.00          10/15/2045          1,096
                                                                                                        ----------
                                                                                                            14,874
                                                                                                        ----------
            GEORGIA (0.2%)
    1,000   Glynn-Brunswick Memorial Hospital Auth.                        5.00           8/01/2047          1,062
                                                                                                        ----------
            GUAM (0.4%)
      750   Antonio B Won Pat International Airport Auth.
              (INS - Assured Guaranty Municipal Corp.)                     5.50          10/01/2033            841
    1,000   Waterworks Auth.                                               5.50           7/01/2043          1,058
                                                                                                        ----------
                                                                                                             1,899
                                                                                                        ----------

================================================================================

4  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
            ILLINOIS (4.8%)
$   1,000   Bureau County Township HSD #502 (INS - Build
              America Mutual Assurance Co.)                                5.00%         12/01/2037     $    1,107
    1,000   Chicago Midway International Airport                           5.00           1/01/2041          1,071
    1,000   Chicago O'Hare International Airport (INS - Assured
              Guaranty Municipal Corp.)                                    5.25           1/01/2033          1,093
    1,000   Chicago O'Hare International Airport                           5.00           1/01/2041          1,089
    1,000   City of Chicago Wastewaster Transmission                       5.00           1/01/2044          1,060
    1,000   City of Chicago Wastewaster Transmission                       5.00           1/01/2047          1,048
    1,000   City of Chicago Waterworks                                     5.00          11/01/2044          1,064
    1,000   Cook County                                                    5.00          11/15/2038          1,098
    1,000   Cook County CCD No. 508 (INS - Build America
              Mutual Assurance Co.)                                        5.00          12/01/2047          1,059
    1,000   Educational Facilities Auth.                                   4.00          11/01/2036            996
    1,000   Finance Auth.                                                  3.90           3/01/2030          1,023
    2,000   Finance Auth. (PRE)                                            6.00          10/01/2032          2,175
    1,000   Finance Auth.                                                  5.00           5/15/2037          1,025
    1,275   Finance Auth.                                                  5.00           5/15/2040          1,301
    1,000   Finance Auth.                                                  4.00          10/01/2040          1,001
    1,000   Finance Auth.                                                  4.00           2/15/2041            988
    1,000   Finance Auth.                                                  5.00           8/15/2044          1,057
    1,000   Finance Auth.                                                  5.00           5/15/2045          1,027
    1,000   Northern Illinois Municipal Power Agency                       4.00          12/01/2041            983
    1,235   Sangamon County Water Reclamation District                     5.75           1/01/2053          1,368
      700   State (LIQ - Deutsche Bank A.G.) (LOC - Deutsche
              Bank A.G.)(a),(b),(c)                                        1.94           7/01/2031            700
                                                                                                        ----------
                                                                                                            23,333
                                                                                                        ----------
            INDIANA (1.1%)
      500   Ball State University (PRE)                                    5.00           7/01/2030            524
    1,000   Evansville Redev. Auth. (INS - Build America
              Mutual Assurance Co.)                                        4.00           2/01/2039          1,018
    1,000   Finance Auth.                                                  5.00           2/01/2040          1,082
    1,000   Finance Auth.                                                  5.00          10/01/2044          1,036
    1,500   Richmond Hospital Auth.                                        5.00           1/01/2039          1,608
                                                                                                        ----------
                                                                                                             5,268
                                                                                                        ----------
            KANSAS (1.3%)
    1,000   City of Coffeyville Electric System (INS - National
              Public Finance Guarantee Corp.)(a)                           5.00           6/01/2042          1,079
    1,500   City of Lawrence                                               5.00           7/01/2043          1,638
    1,000   City of Wichita                                                4.63           9/01/2033            977
    1,250   Wyandotte County & Kansas City Unified
              Government Utility System                                    5.00           9/01/2044          1,361

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$   1,000   Wyandotte County & Kansas City Unified
              Government Utility System                                    5.00%          9/01/2045     $    1,098
                                                                                                        ----------
                                                                                                             6,153
                                                                                                        ----------
            KENTUCKY (0.6%)
    1,000   City of Ashland                                                5.00           2/01/2040          1,026
    1,000   Economic Dev. Finance Auth. (INS - Assured
              Guaranty Municipal Corp.)                                    5.00          12/01/2045          1,079
    1,000   Economic Dev. Finance Auth.                                    5.00           5/15/2046          1,019
                                                                                                        ----------
                                                                                                             3,124
                                                                                                        ----------
            LOUISIANA (2.9%)
    1,000   City of Shreveport Water & Sewer (INS - Build
              America Mutual Assurance Co.)                                5.00          12/01/2039          1,099
    1,000   City of Shreveport Water & Sewer                               5.00          12/01/2040          1,103
    1,000   Environmental Facilities & Community Dev. Auth.
              (INS - Assured Guaranty Municipal Corp.)                     5.00          10/01/2043          1,088
    1,500   Gasoline & Fuels Tax                                           5.00           5/01/2045          1,674
    1,000   Local Government Environmental Facilities &
              Community Dev. Auth. (INS - Assured
              Guaranty Municipal Corp.)                                    5.00          10/01/2039          1,102
    1,000   Local Government Environmental Facilities &
              Community Dev. Auth. (INS - Assured
              Guaranty Municipal Corp.)                                    4.00          10/01/2046            996
    2,000   Parish of St. James(c)                                         1.96          11/01/2040          2,000
    1,000   Public Facilities Auth.                                        5.00          11/01/2045          1,059
    1,000   Public Facilities Auth. (INS - Build America
              Mutual Assurance Co.)                                        5.25           6/01/2051          1,085
    1,000   Public Facilities Auth.                                        5.00           7/01/2052          1,060
    1,000   Public Facilities Auth.                                        4.00           1/01/2056            990
    1,000   Tobacco Settlement Financing Corp.                             5.25           5/15/2035          1,058
                                                                                                        ----------
                                                                                                            14,314
                                                                                                        ----------
            MAINE (0.2%)
    1,000   Health & Higher Education Facilities Auth.                     4.00           7/01/2046            910
                                                                                                        ----------
            MASSACHUSETTS (1.5%)
    1,000   Dev. Finance Agency                                            5.00           4/15/2040          1,038
    1,000   Dev. Finance Agency                                            5.25          11/15/2041          1,080
    1,000   Dev. Finance Agency                                            5.75           7/15/2043          1,065
    1,000   Dev. Finance Agency                                            5.00           7/01/2044          1,056
    1,000   Dev. Finance Agency                                            5.50           7/01/2044          1,069
    1,000   Dev. Finance Agency                                            5.00           7/01/2046          1,062
    1,000   Dev. Finance Agency(a)                                         5.00          10/01/2057          1,006
                                                                                                        ----------
                                                                                                             7,376
                                                                                                        ----------

================================================================================

6  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
            MICHIGAN (1.8%)
$   1,000   City of Wyandotte Electric System (INS - Build
              America Mutual Assurance Co.)                                5.00%         10/01/2044     $    1,073
    1,750   Downtown Detroit MI Dev. Auth. (INS - Assured
              Guaranty Municipal Corp.)(g)                                 5.00           7/01/2043          1,842
    1,000   Jackson Public Schools (NBGA - Michigan
              School Bond Qualification and Loan Program)                  5.00           5/01/2042          1,110
    1,000   Karegnondi Water Auth.                                         5.00          11/01/2041          1,084
    1,250   Lincoln Consolidated School District
              (INS - Assured Guaranty Municipal Corp.)                     5.00           5/01/2040          1,374
    1,000   Livonia Public Schools School District
              (INS - Assured Guaranty Municipal Corp.)                     5.00           5/01/2045          1,087
    1,000   Wayne County Airport Auth.                                     5.00          12/01/2044          1,098
                                                                                                        ----------
                                                                                                             8,668
                                                                                                        ----------
            MINNESOTA (0.5%)
    1,000   City of St. Paul Housing & Redev. Auth. (PRE)                  5.00          11/15/2044          1,162
    1,000   City of St. Paul Housing & Redev. Auth.                        5.00          11/15/2047          1,081
                                                                                                        ----------
                                                                                                             2,243
                                                                                                        ----------
            MISSOURI (0.5%)
    1,270   Health & Educational Facilities Auth.                          5.00           8/01/2045          1,316
    1,000   St. Louis Municipal Finance Corp. (INS - Assured
              Guaranty Municipal Corp.)                                    5.00          10/01/2038          1,111
                                                                                                        ----------
                                                                                                             2,427
                                                                                                        ----------
            NEBRASKA (0.2%)
    1,000   Douglas County Hospital Auth. No. 3                            5.00          11/01/2048          1,075
                                                                                                        ----------
            NEVADA (0.9%)
    1,000   Carson City                                                    5.00           9/01/2042          1,073
    1,555   Las Vegas Convention & Visitors Auth.                          4.00           7/01/2041          1,563
    1,500   Las Vegas Redev. Agency                                        5.00           6/15/2045          1,598
                                                                                                        ----------
                                                                                                             4,234
                                                                                                        ----------
            NEW JERSEY (2.8%)
    1,000   EDA                                                            5.00           6/15/2029          1,051
    1,000   EDA                                                            4.00           7/01/2034            964
      500   EDA (INS - Assured Guaranty Municipal Corp.)                   5.00           6/01/2037            544
    2,000   EDA                                                            5.00           6/15/2042          2,062
    1,000   EDA                                                            5.00           6/15/2043          1,034
    1,000   EDA                                                            5.00           6/15/2043          1,038
    1,000   EDA                                                            5.00           6/15/2047          1,031
    1,000   Educational Facilities Auth.                                   5.00           9/01/2036          1,049
    1,000   Health Care Facilities Financing Auth.                         5.00          10/01/2037          1,046

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$   1,250   South Jersey Transportation Auth. LLC                          5.00%         11/01/2039     $    1,328
      500   Tobacco Settlement Financing Corp.                             5.25           6/01/2046            531
    1,000   Transportation Trust Fund Auth.                                5.00          12/15/2035          1,064
    1,000   Transportation Trust Fund Auth.                                5.00           6/15/2044          1,036
                                                                                                        ----------
                                                                                                            13,778
                                                                                                        ----------
            NEW MEXICO (0.2%)
    1,000   City of Farmington                                             5.90           6/01/2040          1,048
                                                                                                        ----------
            NEW YORK (1.7%)
    1,000   Dormitory Auth. (PRE)                                          5.50           5/01/2037          1,016
    1,205   Dormitory Auth. (INS - AMBAC Assurance Corp.)                  5.50           7/01/2040          1,520
    1,000   MTA                                                            5.00          11/15/2042          1,065
    2,000   New York City Trust for Cultural Res.                          5.00          12/01/2039          2,053
      630   New York Liberty Dev. Corp.                                    5.25          10/01/2035            759
    1,500   New York Liberty Dev. Corp.                                    5.50          10/01/2037          1,880
                                                                                                        ----------
                                                                                                             8,293
                                                                                                        ----------
            NORTH CAROLINA (0.2%)
    1,000   Medical Care Commission                                        5.00          10/01/2035          1,051
                                                                                                        ----------
            NORTH DAKOTA (0.2%)
    1,000   Ward County                                                    5.00           6/01/2048          1,033
                                                                                                        ----------
            OHIO (0.2%)
      750   Southeastern Ohio Port Auth.                                   5.00          12/01/2043            752
                                                                                                        ----------
            OKLAHOMA (0.7%)
    1,315   Comanche County Hospital Auth.                                 5.00           7/01/2032          1,348
    1,000   Dev. Finance Auth.                                             5.50           8/15/2057          1,079
      750   Tulsa County Industrial Auth.                                  5.25          11/15/2037            810
                                                                                                        ----------
                                                                                                             3,237
                                                                                                        ----------
            OREGON (0.3%)
    1,250   Salem Hospital Facility Auth.                                  5.00           5/15/2043          1,330
                                                                                                        ----------
            PENNSYLVANIA (4.6%)
    1,000   Allegheny County Hospital Dev. Auth.                           5.00           4/01/2047          1,070
    1,000   Altoona Area School District (INS - Build
              America Mutual Assurance Co.)                                5.00          12/01/2048          1,078
      350   Berks County IDA                                               5.00           5/15/2043            366
    1,500   Berks County IDA                                               5.00          11/01/2050          1,607
    1,125   Butler County Hospital Auth.                                   5.00           7/01/2039          1,205
    1,000   Chester County IDA                                             5.00          10/01/2044          1,036
    1,000   Commonwealth                                                   5.00           7/01/2043          1,085
    1,000   Commonwealth Financing Auth.                                   5.00           6/01/2035          1,103
    1,625   Indiana County Hospital Auth.                                  6.00           6/01/2039          1,735

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$   1,000   Lancaster County Hospital Auth.                                5.00%         11/01/2035     $    1,072
    1,000   Montgomery County IDA                                          5.25           1/15/2045          1,063
    1,000   Northampton County General Purpose Auth.                       4.00           8/15/2040            986
    1,000   Northampton County General Purpose Auth.                       5.00           8/15/2043          1,092
    1,000   Pennsylvania Turnpike Commission                               5.00          12/01/2039          1,105
    1,000   Philadelphia School District                                   5.00           9/01/2037          1,086
    1,000   Philadelphia School District                                   5.00           9/01/2038          1,094
    1,500   Reading School District (INS - Assured
              Guaranty Municipal Corp.)                                    5.00           3/01/2038          1,659
    1,000   Turnpike Commission                                            5.25          12/01/2044          1,080
    1,000   Turnpike Commission                                            5.00          12/01/2046          1,054
    1,000   Turnpike Commission                                            5.00          12/01/2047          1,086
                                                                                                        ----------
                                                                                                            22,662
                                                                                                        ----------
            PUERTO RICO (0.2%)
    1,000   Commonwealth (INS - Assured Guaranty
              Municipal Corp.)                                             5.00           7/01/2035          1,056
                                                                                                        ----------
            RHODE ISLAND (0.2%)
       40   Housing & Mortgage Finance Corp.                               6.85          10/01/2024             40
    1,000   Rhode Island Turnpike & Bridge Auth.                           5.00          10/01/2040          1,094
                                                                                                        ----------
                                                                                                             1,134
                                                                                                        ----------
            SOUTH CAROLINA (0.4%)
    2,000   Piedmont Municipal Power Agency (INS - Assured
              Guaranty Municipal Corp.)                                    5.75           1/01/2034          2,161
                                                                                                        ----------
            TENNESSEE (0.8%)
    1,500   Greeneville Health & Educational Facilities Board              5.00           7/01/2037          1,651
    1,000   Metropolitan Government of Nashville & Davidson
              County Health & Educational Facilities Board                 5.00          10/01/2045          1,060
    1,000   Metropolitan Government of Nashville & Davidson
              County Health & Educational Facilities Board                 5.00           7/01/2046          1,069
                                                                                                        ----------
                                                                                                             3,780
                                                                                                        ----------
            TEXAS (8.2%)
    1,380   Austin Convention Enterprises, Inc.                            5.00           1/01/2034          1,473
    1,000   Bexar County Health Facilities Dev. Corp.                      5.00           7/15/2037          1,043
    1,000   Central Texas Regional Mobility Auth.                          4.00           1/01/2041            981
    1,000   Central Texas Regional Mobility Auth.                          5.00           1/01/2045          1,066
    1,000   Central Texas Turnpike System                                  5.00           8/15/2042          1,055
    1,000   City of Arlington (INS - Assured Guaranty
              Municipal Corp.)                                             5.00           2/15/2048          1,094
    1,000   City of Houston                                                5.00           9/01/2039          1,084
    1,000   City of Houston                                                5.00           9/01/2040          1,083

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
$   1,000   City of Laredo Waterworks & Sewer System                       4.00%          3/01/2041     $    1,007
    4,420   City of Lewisville (INS - ACA Financial
              Guaranty Corp.)                                              5.80           9/01/2025          4,528
    1,000   Clifton Higher Education Finance Corp.
              (NBGA - Texas Permanent School Fund)                         5.00           8/15/2039          1,095
    1,000   Harris County Cultural Education Facilities
              Finance Corp.                                                5.00           6/01/2038          1,039
    1,000   Harris County Hospital District                                4.00           2/15/2042            981
    1,000   Karnes County Hospital District                                5.00           2/01/2044          1,023
    1,000   Matagorda County Navigation District No. 1                     4.00           6/01/2030          1,025
    1,000   Mesquite Health Facility Dev. Corp.                            5.00           2/15/2035          1,007
      225   New Hope Cultural Education Facilities Finance Corp.
              (INS - Assured Guaranty Municipal Corp.)                     5.00           7/01/2038            244
    1,600   New Hope Cultural Education Facilities Finance Corp.           5.00           4/01/2047          1,645
    1,000   New Hope Cultural Education Facilities Finance Corp.           5.00           7/01/2047            901
    1,500   North Texas Tollway Auth.                                      5.00           1/01/2031          1,649
    1,000   North Texas Tollway Auth.                                      5.00           1/01/2045          1,082
      600   Port of Port Arthur Navigation District(c)                     1.96           4/01/2040            600
    2,600   Port of Port Arthur Navigation District(c)                     1.96           4/01/2040          2,600
    3,250   Port of Port Arthur Navigation District(c)                     2.08          11/01/2040          3,250
      400   Port of Port Arthur Navigation District(c)                     2.08          11/01/2040            400
    1,000   Princeton ISD (NBGA - Texas Permanent School Fund)             5.00           2/15/2043          1,126
    1,000   Prosper ISD (NBGA - Texas Permanent School Fund)               5.00           2/15/2048          1,121
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                5.00          11/15/2036          1,005
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                5.00          11/15/2045            996
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                5.00          11/15/2046          1,048
    1,500   Tarrant County Cultural Education Facilities
              Finance Corp.                                                5.00           7/01/2048          1,611
                                                                                                        ----------
                                                                                                            39,862
                                                                                                        ----------
            VIRGINIA (0.2%)
    1,000   Alexandria IDA                                                 5.00          10/01/2050          1,030
                                                                                                        ----------
            WASHINGTON (1.8%)
    5,500   Health Care Facilities Auth.
              (LIQ - J.P. Morgan Chase & Co.)(a),(c)                       2.04           2/01/2019          5,500
    1,000   Health Care Facilities Auth.                                   4.00           7/01/2042            993
    1,000   Health Care Facilities Auth.                                   5.00           1/01/2047          1,077
    1,000   Housing Finance Commission                                     5.00           1/01/2038          1,044
                                                                                                        ----------
                                                                                                             8,614
                                                                                                        ----------
            WEST VIRGINIA (0.3%)
    1,500   West Virginia Hospital Finance Auth.                           4.00           1/01/2038          1,458
                                                                                                        ----------

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)       SECURITY                                                       RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------------
            WISCONSIN (1.0%)
$   1,000   Health & Educational Facilities Auth. (PRE)                    5.25%          4/15/2035     $    1,129
    1,000   Health & Educational Facilities Auth.                          5.00           9/15/2045          1,015
    1,000   Public Finance Auth.                                           5.00           7/01/2038          1,106
    1,500   Public Finance Auth.(g)                                        5.25          10/01/2048          1,568
                                                                                                        ----------
                                                                                                             4,818
                                                                                                        ----------
            WYOMING (0.3%)
    1,250   Laramie County                                                 5.00           5/01/2037          1,322
                                                                                                        ----------
            Total Municipal Obligations (cost: $256,786)                                                   255,156
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (47.4%)

            BLUE CHIP STOCKS (47.4%)

            BASIC MATERIALS (1.0%)
            ----------------------
            CHEMICALS (0.8%)
    2,512   Air Products & Chemicals, Inc.                                                                     404
    1,243   Albemarle Corp.                                                                                    120
    2,675   CF Industries Holdings, Inc.                                                                       113
   22,984   DowDuPont, Inc.                                                                                  1,330
    1,619   Eastman Chemical Co.                                                                               128
    1,542   FMC Corp.                                                                                          127
    1,159   International Flavors & Fragrances, Inc.                                                           164
    2,795   Linde plc                                                                                          444
    3,321   LyondellBasell Industries N.V. "A"                                                                 310
    4,063   Mosaic Co.                                                                                         146
    2,769   PPG Industries, Inc.                                                                               303
      809   Sherwin-Williams Co.                                                                               343
                                                                                                        ----------
                                                                                                             3,932
                                                                                                        ----------
            FOREST PRODUCTS & PAPER (0.0%)
    3,900   International Paper Co.                                                                            180
                                                                                                        ----------
            IRON/STEEL (0.1%)
    3,094   Nucor Corp.                                                                                        187
                                                                                                        ----------
            MINING (0.1%)
   14,270   Freeport-McMoRan, Inc.                                                                             171
    5,314   Newmont Mining Corp.                                                                               172
                                                                                                        ----------
                                                                                                               343
                                                                                                        ----------
            Total Basic Materials                                                                            4,642
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            COMMUNICATIONS (6.8%)
            ---------------------
            ADVERTISING (0.1%)
    3,603   Interpublic Group of Companies, Inc.                                                        $       85
    2,152   Omnicom Group, Inc.                                                                                165
                                                                                                        ----------
                                                                                                               250
                                                                                                        ----------
            INTERNET (4.1%)
    3,069   Alphabet, Inc. "C"(h)                                                                            3,359
    2,979   Alphabet, Inc. "A"(h)                                                                            3,306
    4,083   Amazon.com, Inc.(h)                                                                              6,901
      473   Booking Holdings, Inc.(h)                                                                          895
    9,005   eBay, Inc.(h)                                                                                      269
    1,162   Expedia Group, Inc.                                                                                140
      561   F5 Networks, Inc.(h)                                                                                96
   24,031   Facebook, Inc."A"(h)                                                                             3,379
    4,339   Netflix, Inc.(h)                                                                                 1,242
    6,191   Symantec Corp.                                                                                     137
      975   TripAdvisor, Inc.(h)                                                                                62
    7,090   Twitter, Inc.(h)                                                                                   223
    1,070   VeriSign, Inc.(h)                                                                                  167
                                                                                                        ----------
                                                                                                            20,176
                                                                                                        ----------
            MEDIA (1.1%)
    3,467   CBS Corp. "B"                                                                                      188
    1,798   Charter Communications, Inc. "A"(h)                                                                592
   45,562   Comcast Corp. "A"                                                                                1,777
    3,809   Discovery, Inc.(h)                                                                                 106
    1,428   Discovery, Inc."A"(h)                                                                               44
    2,282   DISH Network Corp. "A"(h)                                                                           75
    3,584   News Corp."A"                                                                                       47
   10,254   Twenty-First Century Fox, Inc. "A"                                                                 507
    4,853   Twenty-First Century Fox, Inc. "B"                                                                 238
    3,276   Viacom, Inc. "B"                                                                                   101
   14,815   Walt Disney Co.                                                                                  1,711
                                                                                                        ----------
                                                                                                             5,386
                                                                                                        ----------
            TELECOMMUNICATIONS (1.5%)
      509   Arista Networks, Inc.(h)                                                                           121
   72,363   AT&T, Inc.(i)                                                                                    2,261
    9,976   CenturyLink, Inc.                                                                                  187
   45,824   Cisco Systems, Inc.                                                                              2,194
    3,500   Juniper Networks, Inc.                                                                             100
    1,577   Motorola Solutions, Inc.                                                                           207

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
   41,173   Verizon Communications, Inc.                                                                $    2,483
                                                                                                        ----------
                                                                                                             7,553
                                                                                                        ----------
            Total Communications                                                                            33,365
                                                                                                        ----------
            CONSUMER, CYCLICAL (4.0%)
            -------------------------
            AIRLINES (0.2%)
    1,149   Alaska Air Group, Inc.                                                                              84
    3,997   American Airlines Group, Inc.                                                                      161
    6,373   Delta Air Lines, Inc.                                                                              387
    5,077   Southwest Airlines Co.                                                                             277
    2,350   United Continental Holdings, Inc.(h)                                                               227
                                                                                                        ----------
                                                                                                             1,136
                                                                                                        ----------
            APPAREL (0.3%)
    3,343   Hanesbrands, Inc.                                                                                   53
    1,422   Michael Kors Holdings Ltd.(h)                                                                       62
   12,617   NIKE, Inc. "B"                                                                                     948
      868   PVH Corp.                                                                                           96
      517   Ralph Lauren Corp.                                                                                  57
    1,669   Under Armour, Inc. "A"(h)                                                                           40
    1,654   Under Armour, Inc. "C"(h)                                                                           37
    3,185   VF Corp.                                                                                           259
                                                                                                        ----------
                                                                                                             1,552
                                                                                                        ----------
            AUTO MANUFACTURERS (0.2%)
   39,011   Ford Motor Co.                                                                                     367
   12,922   General Motors Co.                                                                                 491
    3,714   PACCAR, Inc.                                                                                       231
                                                                                                        ----------
                                                                                                             1,089
                                                                                                        ----------
            AUTO PARTS & EQUIPMENT (0.1%)
    2,637   Aptiv plc                                                                                          189
    2,393   BorgWarner, Inc.                                                                                    95
        1   Delphi Technologies plc                                                                              -
    2,283   Goodyear Tire & Rubber Co.                                                                          53
                                                                                                        ----------
                                                                                                               337
                                                                                                        ----------
            DISTRIBUTION/WHOLESALE (0.1%)
    2,286   Copart, Inc.(h)                                                                                    117
    2,691   Fastenal Co.                                                                                       160
    2,886   LKQ Corp.(h)                                                                                        80
      478   WW Grainger, Inc.                                                                                  150
                                                                                                        ----------
                                                                                                               507
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            HOME BUILDERS (0.1%)
    3,224   DR Horton, Inc.                                                                             $      120
    3,303   Lennar Corp. "A"                                                                                   141
        1   Lennar Corp. "B"                                                                                     -
    2,649   PulteGroup, Inc.                                                                                    71
                                                                                                        ----------
                                                                                                               332
                                                                                                        ----------
            HOME FURNISHINGS (0.0%)
    1,214   Leggett & Platt, Inc.                                                                               47
      674   Whirlpool Corp.                                                                                     85
                                                                                                        ----------
                                                                                                               132
                                                                                                        ----------
            HOUSEWARES (0.0%)
    4,542   Newell Brands, Inc.                                                                                106
                                                                                                        ----------
            LEISURE TIME (0.1%)
    3,853   Carnival Corp.                                                                                     232
    1,559   Harley-Davidson, Inc.                                                                               66
    2,244   Norwegian Cruise Line Holdings Ltd.(h)                                                             115
    1,606   Royal Caribbean Cruises Ltd.                                                                       182
                                                                                                        ----------
                                                                                                               595
                                                                                                        ----------
            LODGING (0.2%)
    3,115   Hilton Worldwide Holdings, Inc.                                                                    235
    2,836   Marriott International, Inc. "A"                                                                   326
    5,546   MGM Resorts International                                                                          150
      962   Wynn Resorts Ltd.                                                                                  105
                                                                                                        ----------
                                                                                                               816
                                                                                                        ----------
            RETAIL (2.6%)
      687   Advance Auto Parts, Inc.                                                                           122
      255   AutoZone, Inc.(h)                                                                                  206
    2,415   Best Buy Co., Inc.                                                                                 156
    1,691   CarMax, Inc.(h)                                                                                    112
      280   Chipotle Mexican Grill, Inc.(h)                                                                    132
    4,315   Costco Wholesale Corp.                                                                             998
    1,204   Darden Restaurants, Inc.                                                                           133
    2,615   Dollar General Corp.                                                                               290
    2,313   Dollar Tree, Inc.(h)                                                                               201
    1,129   Foot Locker, Inc.                                                                                   64
    2,024   Gap, Inc.                                                                                           55
    1,641   Genuine Parts Co.                                                                                  170
   11,347   Home Depot, Inc.                                                                                 2,046
    1,903   Kohl's Corp.                                                                                       128
    2,332   L Brands, Inc.                                                                                      77
    8,086   Lowe's Companies, Inc.                                                                             763
    3,517   Macy's, Inc.                                                                                       120

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    7,730   McDonald's Corp.                                                                            $    1,457
    1,313   Nordstrom, Inc.                                                                                     69
      788   O'Reilly Automotive, Inc.(h)                                                                       273
    3,683   Ross Stores, Inc.                                                                                  323
   13,440   Starbucks Corp.                                                                                    897
    3,100   Tapestry, Inc.                                                                                     121
    5,183   Target Corp.                                                                                       368
    1,072   Tiffany & Co.                                                                                       98
   12,486   TJX Companies, Inc.                                                                                610
    1,196   Tractor Supply Co.                                                                                 114
      551   Ulta Salon Cosmetics & Fragrance, Inc.(h)                                                          164
    8,405   Walgreens Boots Alliance, Inc.                                                                     712
   14,299   Walmart, Inc.                                                                                    1,396
    3,123   Yum! Brands, Inc.                                                                                  288
                                                                                                        ----------
                                                                                                            12,663
                                                                                                        ----------
            TEXTILES (0.0%)
      597   Mohawk Industries, Inc.(h)                                                                          77
                                                                                                        ----------
            TOYS/GAMES/HOBBIES (0.1%)
    1,322   Hasbro, Inc.                                                                                       120
    3,027   Mattel, Inc.(h)                                                                                     42
                                                                                                        ----------
                                                                                                               162
                                                                                                        ----------
            Total Consumer, Cyclical                                                                        19,504
                                                                                                        ----------
            CONSUMER, NON-CYCLICAL (11.0%)
            ------------------------------
            AGRICULTURE (0.5%)
   18,697   Altria Group, Inc.                                                                               1,025
    5,283   Archer-Daniels-Midland Co.                                                                         243
   15,490   Philip Morris International, Inc.                                                                1,341
                                                                                                        ----------
                                                                                                             2,609
                                                                                                        ----------
            BEVERAGES (0.9%)
    1,744   Brown-Forman Corp. "B"                                                                              83
   38,140   Coca-Cola Co.                                                                                    1,922
    1,654   Constellation Brands, Inc. "A"                                                                     324
    1,717   Molson Coors Brewing Co."B"                                                                        113
    3,824   Monster Beverage Corp.(h)                                                                          228
   14,088   PepsiCo, Inc.                                                                                    1,718
                                                                                                        ----------
                                                                                                             4,388
                                                                                                        ----------
            BIOTECHNOLOGY (1.0%)
    2,165   Alexion Pharmaceuticals, Inc.(h)                                                                   267
    6,480   Amgen, Inc.                                                                                      1,349
    2,011   Biogen, Inc.(h)                                                                                    671
    7,007   Celgene Corp.(h)                                                                                   506

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
   12,790   Gilead Sciences, Inc.                                                                       $      920
    1,430   Illumina, Inc.(h)                                                                                  483
    1,757   Incyte Corp.(h)                                                                                    113
      752   Regeneron Pharmaceuticals, Inc.(h)                                                                 275
    2,546   Vertex Pharmaceuticals, Inc.(h)                                                                    460
                                                                                                        ----------
                                                                                                             5,044
                                                                                                        ----------
            COMMERCIAL SERVICES (0.9%)
    4,365   Automatic Data Processing, Inc.                                                                    643
      814   Cintas Corp.                                                                                       153
    2,532   Ecolab, Inc.                                                                                       406
    1,096   Equifax, Inc.                                                                                      113
      880   FleetCor Technologies, Inc.(h)                                                                     170
      827   Gartner, Inc.(h)                                                                                   127
    1,504   Global Payments, Inc.                                                                              168
    1,952   H&R Block, Inc.                                                                                     53
    3,349   IHS Markit Ltd.(h)                                                                                 179
    1,624   Moody's Corp.                                                                                      258
    4,034   Nielsen Holdings plc                                                                               110
   11,657   PayPal Holdings, Inc.(h)                                                                         1,000
    1,300   Robert Half International, Inc.                                                                     80
    1,125   Rollins, Inc.                                                                                       72
    2,444   S&P Global, Inc.                                                                                   447
    1,923   Total System Services, Inc.                                                                        168
      788   United Rentals, Inc.(h)                                                                             92
    1,865   Verisk Analytics, Inc.(h)                                                                          230
    4,287   Western Union Co.                                                                                   80
                                                                                                        ----------
                                                                                                             4,549
                                                                                                        ----------
            COSMETICS/PERSONAL CARE (0.7%)
    8,546   Colgate-Palmolive Co.                                                                              543
    4,173   Coty, Inc. "A"                                                                                      35
    2,208   Estee Lauder Companies, Inc. "A"                                                                   315
   24,735   Procter & Gamble Co.                                                                             2,337
                                                                                                        ----------
                                                                                                             3,230
                                                                                                        ----------
            FOOD (0.6%)
    1,817   Campbell Soup Co.                                                                                   71
    3,859   Conagra Brands, Inc.                                                                               125
    5,842   General Mills, Inc.                                                                                247
    1,318   Hershey Co.                                                                                        143
    2,891   Hormel Foods Corp.                                                                                 130
    1,270   JM Smucker Co.                                                                                     133
    2,900   Kellogg Co.                                                                                        185
    6,123   Kraft Heinz Co.                                                                                    313
    7,907   Kroger Co.                                                                                         235

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    1,389   McCormick & Co., Inc.                                                                       $      208
   14,613   Mondelez International, Inc. "A"                                                                   657
    4,663   Sysco Corp.                                                                                        314
    2,778   Tyson Foods, Inc. "A"                                                                              164
                                                                                                        ----------
                                                                                                             2,925
                                                                                                        ----------
            HEALTHCARE-PRODUCTS (1.8%)
   17,475   Abbott Laboratories(i)                                                                           1,294
      448   ABIOMED, Inc.(h)                                                                                   149
      702   Align Technology, Inc.(h)                                                                          161
    4,950   Baxter International, Inc.                                                                         339
    2,666   Becton, Dickinson & Co.                                                                            674
   13,776   Boston Scientific Corp.(h)                                                                         519
      549   Cooper Companies, Inc.                                                                             153
    6,134   Danaher Corp.                                                                                      672
    2,170   Dentsply Sirona, Inc.                                                                               82
    2,050   Edwards Lifesciences Corp.(h)                                                                      332
    1,445   Henry Schein, Inc.(h)                                                                              129
    2,574   Hologic, Inc.(h)                                                                                   114
      862   IDEXX Laboratories, Inc.(h)                                                                        176
    1,115   Intuitive Surgical, Inc.(h)                                                                        592
   13,322   Medtronic plc                                                                                    1,299
    1,635   ResMed, Inc.                                                                                       183
    3,126   Stryker Corp.                                                                                      549
    3,958   Thermo Fisher Scientific, Inc.                                                                     988
    1,048   Varian Medical Systems, Inc.(h)                                                                    129
    2,069   Zimmer Biomet Holdings, Inc.                                                                       242
                                                                                                        ----------
                                                                                                             8,776
                                                                                                        ----------
            HEALTHCARE-SERVICES (1.2%)
    2,590   Anthem, Inc.                                                                                       751
    1,997   Centene Corp.(h)                                                                                   284
    2,425   Cigna Corp.                                                                                        542
    1,414   DaVita, Inc.(h)                                                                                     94
    2,781   HCA Healthcare, Inc.                                                                               401
    1,372   Humana, Inc.                                                                                       452
    1,614   IQVIA Holdings, Inc.(h)                                                                            202
      995   Laboratory Corp. of America Holdings(h)                                                            145
    1,547   Quest Diagnostics, Inc.                                                                            137
    9,590   UnitedHealth Group, Inc.                                                                         2,698
      812   Universal Health Services, Inc. "B"                                                                112
      492   WellCare Health Plans, Inc.(h)                                                                     125
                                                                                                        ----------
                                                                                                             5,943
                                                                                                        ----------
            HOUSEHOLD PRODUCTS/WARES (0.2%)
      906   Avery Dennison Corp.                                                                                88

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    2,300   Church & Dwight Co., Inc.                                                                   $      152
    1,468   Clorox Co.                                                                                         243
    3,398   Kimberly-Clark Corp.                                                                               392
                                                                                                        ----------
                                                                                                               875
                                                                                                        ----------
            PHARMACEUTICALS (3.2%)
   15,090   AbbVie, Inc.                                                                                     1,422
    3,142   Allergan plc                                                                                       492
    1,496   AmerisourceBergen Corp.                                                                            133
   16,079   Bristol-Myers Squibb Co.                                                                           860
    2,930   Cardinal Health, Inc.                                                                              161
   12,843   CVS Health Corp.                                                                                 1,030
    9,521   Eli Lilly & Co.                                                                                  1,130
    5,464   Express Scripts Holding Co.(h)                                                                     554
   26,848   Johnson & Johnson(i)                                                                             3,944
    1,932   McKesson Corp.                                                                                     240
   26,463   Merck & Co., Inc.                                                                                2,100
    5,065   Mylan N.V.(h)                                                                                      171
    1,698   Nektar Therapeutics(h)                                                                              69
    1,238   Perrigo Co. plc                                                                                     77
   58,413   Pfizer, Inc.                                                                                     2,700
    4,707   Zoetis, Inc.                                                                                       442
                                                                                                        ----------
                                                                                                            15,525
                                                                                                        ----------
            Total Consumer, Non-cyclical                                                                    53,864
                                                                                                        ----------
            ENERGY (2.6%)
            -------------
            OIL & GAS (2.2%)
    5,169   Anadarko Petroleum Corp.                                                                           273
    3,718   Apache Corp.                                                                                       131
    4,115   Cabot Oil & Gas Corp.                                                                              104
   19,093   Chevron Corp.                                                                                    2,271
      890   Cimarex Energy Co.                                                                                  73
    1,973   Concho Resources, Inc.(h)                                                                          257
   11,510   ConocoPhillips                                                                                     762
    4,664   Devon Energy Corp.                                                                                 126
    5,694   EOG Resources, Inc.                                                                                588
    2,664   EQT Corp.                                                                                           50
   42,188   Exxon Mobil Corp.(i)                                                                             3,354
    1,218   Helmerich & Payne, Inc.                                                                             74
    2,552   Hess Corp.                                                                                         137
    1,596   HollyFrontier Corp.                                                                                100
    8,300   Marathon Oil Corp.                                                                                 138
    6,728   Marathon Petroleum Corp.                                                                           438
    1,805   Newfield Exploration Co.(h)                                                                         31
    4,670   Noble Energy, Inc.                                                                                 111

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    7,531   Occidental Petroleum Corp.                                                                  $      529
    4,206   Phillips 66                                                                                        393
    1,705   Pioneer Natural Resources Co.                                                                      252
    4,239   Valero Energy Corp.                                                                                339
                                                                                                        ----------
                                                                                                            10,531
                                                                                                        ----------
            OIL & GAS SERVICES (0.2%)
    5,065   Baker Hughes a GE Co.                                                                              116
    8,665   Halliburton Co.                                                                                    272
    3,716   National Oilwell Varco, Inc.                                                                       119
   13,625   Schlumberger Ltd.                                                                                  615
    4,157   TechnipFMC plc                                                                                      96
                                                                                                        ----------
                                                                                                             1,218
                                                                                                        ----------
            PIPELINES (0.2%)
    2,131   Equitrans Midstream Corp.(h)                                                                        47
   18,142   Kinder Morgan, Inc.                                                                                310
    4,096   ONEOK, Inc.                                                                                        252
   11,910   Williams Companies, Inc.                                                                           301
                                                                                                        ----------
                                                                                                               910
                                                                                                        ----------
            Total Energy                                                                                    12,659
                                                                                                        ----------
            FINANCIAL (8.6%)
            ----------------
            BANKS (3.4%)
   92,561   Bank of America Corp.                                                                            2,629
    9,561   Bank of New York Mellon Corp.                                                                      490
    7,586   BB&T Corp.                                                                                         388
    4,733   Capital One Financial Corp.                                                                        424
   25,076   Citigroup, Inc.                                                                                  1,625
    4,616   Citizens Financial Group, Inc.                                                                     168
    1,613   Comerica, Inc.                                                                                     128
    6,711   Fifth Third Bancorp                                                                                187
    3,554   Goldman Sachs Group, Inc.                                                                          678
   11,994   Huntington Bancshares, Inc.                                                                        175
   33,489   J.P. Morgan Chase & Co.                                                                          3,723
   11,840   KeyCorp.                                                                                           217
    1,384   M&T Bank Corp.                                                                                     234
   12,903   Morgan Stanley                                                                                     573
    2,365   Northern Trust Corp.(j)                                                                            235
    4,630   PNC Financial Services Group, Inc.                                                                 629
   10,886   Regions Financial Corp.                                                                            179
    3,779   State Street Corp.                                                                                 276
    4,522   SunTrust Banks, Inc.                                                                               283
      576   SVB Financial Group(h)                                                                             147
   15,254   U.S. Bancorp.                                                                                      831

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
   43,191   Wells Fargo & Co.(i)                                                                        $    2,344
    2,072   Zions Bancorp. N.V.                                                                                101
                                                                                                        ----------
                                                                                                            16,664
                                                                                                        ----------
            DIVERSIFIED FINANCIAL SERVICES (1.8%)
      518   Affiliated Managers Group, Inc.                                                                     58
      525   Alliance Data Systems Corp.                                                                        105
    6,948   American Express Co.                                                                               780
    1,383   Ameriprise Financial, Inc.                                                                         179
    1,231   BlackRock, Inc.                                                                                    527
    1,060   Cboe Global Markets, Inc.                                                                          114
   11,811   Charles Schwab Corp.                                                                               529
    3,525   CME Group, Inc.                                                                                    670
    3,369   Discover Financial Services                                                                        240
    2,481   E*TRADE Financial Corp.                                                                            130
    2,997   Franklin Resources, Inc.                                                                           102
    5,711   Intercontinental Exchange, Inc.                                                                    467
    4,430   Invesco Ltd.                                                                                        90
    3,392   Jefferies Financial Group, Inc.                                                                     74
    9,019   Mastercard, Inc. "A"                                                                             1,813
    1,159   Nasdaq, Inc.                                                                                       106
    1,452   Raymond James Financial, Inc.                                                                      116
    6,818   Synchrony Financial                                                                                177
    2,288   T. Rowe Price Group, Inc.                                                                          227
   17,570   Visa, Inc. "A"                                                                                   2,490
                                                                                                        ----------
                                                                                                             8,994
                                                                                                        ----------
            INSURANCE (2.0%)
    8,799   Aflac, Inc.                                                                                        402
    3,329   Allstate Corp.                                                                                     297
    8,734   American International Group, Inc.                                                                 378
    2,360   Aon plc                                                                                            390
    2,040   Arthur J. Gallagher & Co.                                                                          157
   19,425   Berkshire Hathaway, Inc. "B"(h)                                                                  4,239
    1,341   Brighthouse Financial, Inc.(h)                                                                      54
    4,531   Chubb Ltd.                                                                                         606
    1,525   Cincinnati Financial Corp.                                                                         125
      441   Everest Re Group Ltd.                                                                               98
    4,006   Hartford Financial Services Group, Inc.                                                            177
    1,996   Lincoln National Corp.                                                                             126
    2,558   Loews Corp.                                                                                        123
    5,030   Marsh & McLennan Companies, Inc.                                                                   446
    9,889   MetLife, Inc.                                                                                      441
    2,507   Principal Financial Group, Inc.                                                                    124
    5,810   Progressive Corp.                                                                                  385

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    4,373   Prudential Financial, Inc.                                                                  $      410
      995   Torchmark Corp.                                                                                     86
    2,954   Travelers Companies, Inc.                                                                          385
    2,079   Unum Group                                                                                          75
    1,438   Willis Towers Watson plc                                                                           229
                                                                                                        ----------
                                                                                                             9,753
                                                                                                        ----------
            REAL ESTATE (0.0%)
    2,808   CBRE Group, Inc. "A"(h)                                                                            122
                                                                                                        ----------
            REITS (1.4%)
    1,101   Alexandria Real Estate Equities, Inc.                                                              137
    4,297   American Tower Corp.                                                                               707
    1,564   AvalonBay Communities, Inc.                                                                        298
    1,478   Boston Properties, Inc.                                                                            194
    4,036   Crown Castle International Corp.                                                                   464
    2,334   Digital Realty Trust, Inc.                                                                         268
    3,869   Duke Realty Corp.                                                                                  110
      773   Equinix, Inc.                                                                                      298
    4,165   Equity Residential                                                                                 297
      612   Essex Property Trust, Inc.                                                                         161
    1,147   Extra Space Storage, Inc.                                                                          110
      663   Federal Realty Investment Trust                                                                     88
    5,381   HCP, Inc.                                                                                          157
    6,924   Host Hotels & Resorts, Inc.                                                                        132
    2,608   Iron Mountain, Inc.                                                                                 89
    1,273   Mid-America Apartment Communities, Inc.                                                            132
    7,128   Prologis, Inc.                                                                                     480
    1,717   Public Storage                                                                                     366
    3,181   Realty Income Corp.                                                                                204
    1,543   Regency Centers Corp.                                                                               98
    1,109   SBA Communications Corp.(h)                                                                        189
    3,080   Simon Property Group, Inc.                                                                         572
      887   SL Green Realty Corp.                                                                               85
    2,624   UDR, Inc.                                                                                          112
    4,036   Ventas, Inc.                                                                                       256
    1,602   Vornado Realty Trust                                                                               115
    3,536   Welltower, Inc.                                                                                    256
    8,217   Weyerhaeuser Co.                                                                                   217
                                                                                                        ----------
                                                                                                             6,592
                                                                                                        ----------
            Total Financial                                                                                 42,125
                                                                                                        ----------
            INDUSTRIAL (4.4%)
            -----------------
            AEROSPACE/DEFENSE (1.2%)
    3,879   Arconic, Inc.                                                                                       83

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    5,311   Boeing Co.                                                                                  $    1,842
    2,742   General Dynamics Corp.                                                                             507
    1,100   Harris Corp.                                                                                       157
      887   L3 Technologies, Inc.                                                                              163
    2,443   Lockheed Martin Corp.                                                                              734
    1,696   Northrop Grumman Corp.                                                                             441
    2,842   Raytheon Co.                                                                                       498
      482   TransDigm Group, Inc.(h)                                                                           175
    8,095   United Technologies Corp.                                                                          986
                                                                                                        ----------
                                                                                                             5,586
                                                                                                        ----------
            BUILDING MATERIALS (0.2%)
    1,427   Fortune Brands Home & Security, Inc.                                                                63
    9,010   Johnson Controls International plc                                                                 313
      582   Martin Marietta Materials, Inc.                                                                    111
    2,915   Masco Corp.                                                                                         92
    1,496   Vulcan Materials Co.                                                                               158
                                                                                                        ----------
                                                                                                               737
                                                                                                        ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,658   AMETEK, Inc.                                                                                       195
    6,189   Emerson Electric Co.                                                                               418
                                                                                                        ----------
                                                                                                               613
                                                                                                        ----------
            ELECTRONICS (0.6%)
    3,653   Agilent Technologies, Inc.                                                                         264
      880   Allegion plc                                                                                        81
    2,992   Amphenol Corp. "A"                                                                                 263
    8,079   Corning, Inc.                                                                                      260
    1,385   FLIR Systems, Inc.                                                                                  64
    3,063   Fortive Corp.                                                                                      233
    1,028   Garmin Ltd.                                                                                         69
    7,399   Honeywell International, Inc.                                                                    1,086
    1,866   Keysight Technologies, Inc.(h)                                                                     115
      250   Mettler-Toledo International, Inc.(h)                                                              159
    1,114   PerkinElmer, Inc.                                                                                   97
    3,470   TE Connectivity Ltd.                                                                               267
      742   Waters Corp.(h)                                                                                    147
                                                                                                        ----------
                                                                                                             3,105
                                                                                                        ----------
            ENGINEERING & CONSTRUCTION (0.0%)
    1,572   Fluor Corp.                                                                                         64
    1,348   Jacobs Engineering Group, Inc.                                                                      89
                                                                                                        ----------
                                                                                                               153
                                                                                                        ----------
            ENVIRONMENTAL CONTROL (0.1%)
    1,502   Pentair plc                                                                                         64

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    2,497   Republic Services, Inc.                                                                     $      193
    3,869   Waste Management, Inc.                                                                             363
                                                                                                        ----------
                                                                                                               620
                                                                                                        ----------
            HAND/MACHINE TOOLS (0.1%)
      528   Snap-on, Inc.                                                                                       88
    1,616   Stanley Black & Decker, Inc.                                                                       211
                                                                                                        ----------
                                                                                                               299
                                                                                                        ----------
            MACHINERY-CONSTRUCTION & MINING (0.2%)
    5,882   Caterpillar, Inc.                                                                                  798
                                                                                                        ----------
            MACHINERY-DIVERSIFIED (0.3%)
    1,457   Cummins, Inc.                                                                                      220
    3,155   Deere & Co.                                                                                        489
    1,435   Dover Corp.                                                                                        122
    1,210   Flowserve Corp.                                                                                     59
    1,199   Rockwell Automation, Inc.                                                                          209
    1,119   Roper Technologies, Inc.                                                                           333
    1,676   Xylem, Inc.                                                                                        122
                                                                                                        ----------
                                                                                                             1,554
                                                                                                        ----------
            MISCELLANEOUS MANUFACTURERS (0.7%)
    5,883   3M Co.                                                                                           1,223
    1,344   AO Smith Corp.                                                                                      64
    4,316   Eaton Corp. plc                                                                                    332
   86,602   General Electric Co.(i)                                                                            649
    3,408   Illinois Tool Works, Inc.                                                                          474
    2,810   Ingersoll-Rand plc                                                                                 291
    1,448   Parker-Hannifin Corp.                                                                              249
    2,441   Textron, Inc.                                                                                      137
                                                                                                        ----------
                                                                                                             3,419
                                                                                                        ----------
            PACKAGING & CONTAINERS (0.1%)
    3,951   Ball Corp.                                                                                         194
      860   Packaging Corp. of America                                                                          84
    1,672   Sealed Air Corp.                                                                                    61
    2,902   Westrock Co.                                                                                       137
                                                                                                        ----------
                                                                                                               476
                                                                                                        ----------
            SHIPBUILDING (0.0%)
      420   Huntington Ingalls Industries, Inc.                                                                 91
                                                                                                        ----------
            TRANSPORTATION (0.8%)
    1,279   CH Robinson Worldwide, Inc.                                                                        118
    8,517   CSX Corp.                                                                                          619
    1,997   Expeditors International of Washington, Inc.                                                       152

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    2,391   FedEx Corp.                                                                                 $      547
      957   JB Hunt Transport Services, Inc.                                                                   102
      960   Kansas City Southern                                                                                99
    2,789   Norfolk Southern Corp.                                                                             476
    7,288   Union Pacific Corp.                                                                              1,121
    6,909   United Parcel Service, Inc. "B"                                                                    796
                                                                                                        ----------
                                                                                                             4,030
                                                                                                        ----------
            Total Industrial                                                                                21,481
                                                                                                        ----------
            TECHNOLOGY (7.5%)
            -----------------
            COMPUTERS (2.5%)
    6,382   Accenture plc "A"                                                                                1,050
   45,721   Apple, Inc.(i)                                                                                   8,165
    5,701   Cognizant Technology Solutions Corp. "A"                                                           406
    2,695   DXC Technology Co.                                                                                 170
    1,647   Fortinet, Inc.(h)                                                                                  122
   14,736   Hewlett Packard Enterprise Co.                                                                     221
   15,968   HP, Inc.                                                                                           367
    8,989   International Business Machines Corp.                                                            1,117
    2,488   NetApp, Inc.                                                                                       166
    2,733   Seagate Technology plc                                                                             118
    2,911   Western Digital Corp.                                                                              132
                                                                                                        ----------
                                                                                                            12,034
                                                                                                        ----------
            OFFICE/BUSINESS EQUIPMENT (0.0%)
    1,978   Xerox Corp.                                                                                         53
                                                                                                        ----------
            SEMICONDUCTORS (1.7%)
    8,448   Advanced Micro Devices, Inc.(h)                                                                    180
    3,609   Analog Devices, Inc.                                                                               332
    9,886   Applied Materials, Inc.                                                                            368
    4,300   Broadcom, Inc.                                                                                   1,021
   45,946   Intel Corp.                                                                                      2,266
      412   IPG Photonics Corp.(h)                                                                              59
    1,555   KLA-Tencor Corp.                                                                                   153
    1,595   Lam Research Corp.                                                                                 250
    2,357   Microchip Technology, Inc.                                                                         177
   11,408   Micron Technology, Inc.(h)                                                                         440
    6,058   NVIDIA Corp.                                                                                       990
    1,188   Qorvo, Inc.(h)                                                                                      78
   12,148   QUALCOMM, Inc.                                                                                     708
    1,701   Skyworks Solutions, Inc.                                                                           124
    9,684   Texas Instruments, Inc.                                                                            967
    2,790   Xilinx, Inc.                                                                                       258
                                                                                                        ----------
                                                                                                             8,371
                                                                                                        ----------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            SOFTWARE (3.3%)
    7,488   Activision Blizzard, Inc.                                                                   $      373
    4,880   Adobe, Inc.(h)                                                                                   1,224
    1,920   Akamai Technologies, Inc.(h)                                                                       132
      796   ANSYS, Inc.(h)                                                                                     129
    2,132   Autodesk, Inc.(h)                                                                                  308
    1,316   Broadridge Financial Solutions, Inc.                                                               139
    2,583   Cadence Design Systems, Inc.(h)                                                                    116
    3,241   Cerner Corp.(h)                                                                                    188
    1,327   Citrix Systems, Inc.(h)                                                                            145
    2,985   Electronic Arts, Inc.(h)                                                                           251
    3,275   Fidelity National Information Services, Inc.                                                       354
    3,938   Fiserv, Inc.(h)                                                                                    312
    2,547   Intuit, Inc.                                                                                       546
      769   Jack Henry & Associates, Inc.                                                                      107
   76,410   Microsoft Corp.(i)                                                                               8,473
      992   MSCI, Inc.                                                                                         156
   28,155   Oracle Corp.                                                                                     1,373
    3,617   Paychex, Inc.                                                                                      256
    1,728   Red Hat, Inc.(h)                                                                                   309
    7,452   salesforce.com, Inc.(h)                                                                          1,064
    1,398   Synopsys, Inc.(h)                                                                                  128
    1,245   Take-Two Interactive Software, Inc.(h)                                                             137
                                                                                                        ----------
                                                                                                            16,220
                                                                                                        ----------
            Total Technology                                                                                36,678
                                                                                                        ----------
            UTILITIES (1.5%)
            ----------------
            ELECTRIC (1.4%)
    6,122   AES Corp.                                                                                           95
    2,301   Alliant Energy Corp.                                                                               105
    2,468   Ameren Corp.                                                                                       170
    4,911   American Electric Power Co., Inc.                                                                  382
    4,683   CenterPoint Energy, Inc.                                                                           131
    3,064   CMS Energy Corp.                                                                                   160
    2,930   Consolidated Edison, Inc.                                                                          236
    6,348   Dominion Energy, Inc.                                                                              473
    2,031   DTE Energy Co.                                                                                     243
    7,096   Duke Energy Corp.                                                                                  629
    3,042   Edison International                                                                               168
    1,967   Entergy Corp.                                                                                      171
    3,068   Evergy, Inc.                                                                                       182
    3,443   Eversource Energy                                                                                  235
    9,621   Exelon Corp.                                                                                       446

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    5,569   FirstEnergy Corp.                                                                             $    211
    4,644   NextEra Energy, Inc.                                                                               844
    2,789   NRG Energy, Inc.                                                                                   107
    5,841   PG&E Corp.(h)                                                                                      154
    7,821   PPL Corp.                                                                                          239
    4,781   Public Service Enterprise Group, Inc.                                                              267
    1,549   SCANA Corp.                                                                                         72
    2,569   Sempra Energy                                                                                      296
   10,248   Southern Co.                                                                                       485
    2,943   WEC Energy Group, Inc.                                                                             213
    5,211   Xcel Energy, Inc.                                                                                  273
                                                                                                          --------
                                                                                                             6,987
                                                                                                          --------
            GAS (0.0%)
    4,111   NiSource, Inc.                                                                                     108
                                                                                                          --------
            WATER (0.1%)
    1,992   American Water Works Co., Inc.                                                                     190
                                                                                                          --------
            Total Utilities                                                                                  7,285
                                                                                                          --------
            Total Blue Chip Stocks (cost: $121,807)                                                        231,603
                                                                                                          --------

            GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.4%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
1,606,428   State Street Institutional Treasury Money Market Fund
              Premier Class, 2.19%(k) (cost: $1,606)                                                         1,606
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON
(000)                                                                      RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (0.1%)

            BILLS (0.1%)(l)
$     210   U.S. Treasury Bill(m) (cost: 210)                              2.13%          1/10/2019       $    210
                                                                                                          --------
            Total Government & U.S. Treasury Money
              Market Instruments (cost: $1,816)                                                              1,816
                                                                                                          --------

            TOTAL INVESTMENTS (COST: $380,409)                                                            $488,575
                                                                                                          ========

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                      NOTIONAL       CONTRACT        APPRECIATION/
NUMBER OF                                           EXPIRATION         AMOUNT          VALUE        (DEPRECIATION)
CONTRACTS        DESCRIPTION                          DATE             (000)           (000)                 (000)
------------------------------------------------------------------------------------------------------------------
                 FUTURES (0.4%)

                 LONG FUTURES

                 EQUITY CONTRACTS
       13        E-mini S&P 500                    12/21/2018 USD      1,797           $1,793             $     (4)
                                                                                       ------             --------
                 Total Long Futures                                                    $1,793             $     (4)
                                                                                       ------             --------
                 TOTAL FUTURES                                                         $1,793             $     (4)
                                                                                       ======             ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Securities:
  Municipal Obligations                         $      -            $255,156                  $-          $255,156
Equity Securities:
  Blue Chip Stocks                               231,603                   -                   -           231,603
Government & U.S. Treasury
  Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             1,606                   -                   -             1,606
  U.S. Treasury Securities                           210                   -                   -               210
------------------------------------------------------------------------------------------------------------------
Total                                           $233,419            $255,156                  $-          $488,575
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                      LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                      $     (4)           $      -                  $-          $     (4)
------------------------------------------------------------------------------------------------------------------
Total                                           $     (4)           $      -                  $-          $     (4)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CCD         Community College District
   EDA         Economic Development Authority
   HSD         High School District
   IDA         Industrial Development Authority/Agency
   ISD         Independent School District
   MTA         Metropolitan Transportation Authority
   PRE         Pre-refunded to a date prior to maturity
   REITS       Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments.

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

               Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   INS Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   LIQ Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

   LOC Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   NBGA Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

   (b) At November 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (c) Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

   (d) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

   (e) Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (f) Up to 6.05% of the coupon may be PIK.

   (g) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

   (h) Non-income-producing security.

   (i) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.

   (j) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

   (k) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

   (l) Rate represents an annualized yield at time of purchase, not coupon rate.

   (m) Securities with a value of $210,000 are segregated as collateral for initial margin requirements on open futures contracts.

See accompanying notes to financial statements.

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $380,409)                $488,575
   Cash                                                                               45
   Receivables:
      Capital shares sold                                                            791
      Dividends and interest                                                       3,776
      Securities sold                                                                  1
                                                                                --------
         Total assets                                                            493,188
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                         4,429
      Capital shares redeemed                                                        375
   Variation margin on futures contracts                                               4
   Accrued management fees                                                           119
   Accrued transfer agent's fees                                                      17
   Other accrued expenses and payables                                                95
                                                                                --------
         Total liabilities                                                         5,039
                                                                                --------
            Net assets applicable to capital shares outstanding                 $488,149
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $376,224
   Distributable earnings                                                        111,925
                                                                                --------
            Net assets applicable to capital shares outstanding                 $488,149
                                                                                ========
   Capital shares outstanding, no par value                                       24,704
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  19.76
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                     $ 2,438
   Interest                                                                        4,930
                                                                                 -------
      Total income                                                                 7,368
                                                                                 -------
EXPENSES
   Management fees                                                                   735
   Administration and servicing fees                                                 362
   Transfer agent's fees                                                             171
   Custody and accounting fees                                                        73
   Postage                                                                             8
   Shareholder reporting fees                                                         12
   Trustees' fees                                                                     18
   Registration fees                                                                  31
   Professional fees                                                                  50
   Other                                                                               8
                                                                                 -------
         Total expenses                                                            1,468
                                                                                 -------
NET INVESTMENT INCOME                                                              5,900
                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                  1,545
      Futures transactions                                                            58
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                 (2,536)
      Futures contracts                                                              (11)
                                                                                 -------
         Net realized and unrealized loss                                           (944)
                                                                                 -------
   Increase in net assets resulting from operations                              $ 4,956
                                                                                 =======

See accompanying notes to financial statements.

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended May 31,
2018

----------------------------------------------------------------------------------------

                                                                  11/30/2018   5/31/2018
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $  5,900    $  9,891
   Net realized gain on investments                                    1,545         882
   Net realized gain (loss) on futures transactions                       58        (116)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                     (2,536)     20,394
      Futures contracts                                                  (11)          -
                                                                    --------------------
      Increase in net assets resulting from operations                 4,956      31,051
                                                                    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS                                                (5,609)     (9,560)
                                                                    --------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          63,336     102,700
   Reinvested dividends                                                5,230       8,933
   Cost of shares redeemed                                           (39,446)    (64,462)
                                                                    --------------------
      Increase in net assets from capital share transactions          29,120      47,171
                                                                    --------------------
   Net increase in net assets                                         28,467      68,662

NET ASSETS
   Beginning of period                                               459,682     391,020
                                                                    --------------------
   End of period                                                    $488,149    $459,682
                                                                    ====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         3,172       5,260
   Shares issued for dividends reinvested                                263         465
   Shares redeemed                                                    (1,985)     (3,312)
                                                                    --------------------
   Increase in shares outstanding                                      1,450       2,413
                                                                    ====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee),

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

   and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

      and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   5. Repurchase agreements are valued at cost.

   6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

   7. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

      determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2018, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

   a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2018*
   (IN THOUSANDS)

                                                  LIABILITY DERIVATIVES
    -------------------------------------------------------------------------------------------------------
    DERIVATIVES NOT           STATEMENT OF                                               FOREIGN
    ACCOUNTED FOR AS           ASSETS AND             INTEREST RATE       EQUITY        EXCHANGE
    HEDGING INSTRUMENTS    LIABILITIES LOCATION         CONTRACTS        CONTRACTS      CONTRACTS     TOTAL
    -------------------------------------------------------------------------------------------------------
    USAA Growth and
    Tax Strategy Fund      Distributable earnings         $-               $(4)**          $-          $(4)
    -------------------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2018, see the Portfolio of Investments.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2018 (IN THOUSANDS)


                                                      NET REALIZED GAIN (LOSS)
    -------------------------------------------------------------------------------------------------------
    DERIVATIVES NOT        STATEMENT OF                                                FOREIGN
    ACCOUNTED FOR AS        OPERATIONS            INTEREST RATE     EQUITY            EXCHANGE
    HEDGING INSTRUMENTS      LOCATION               CONTRACTS      CONTRACTS          CONTRACTS       TOTAL
    -------------------------------------------------------------------------------------------------------
    USAA Growth and      Net realized gain
    Tax Strategy Fund    on Futures transactions        $-            $58                 $-            $58
    -------------------------------------------------------------------------------------------------------

                              NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    -------------------------------------------------------------------------------------------------------
    DERIVATIVES NOT        STATEMENT OF                                                FOREIGN
    ACCOUNTED FOR AS        OPERATIONS            INTEREST RATE     EQUITY            EXCHANGE
    HEDGING INSTRUMENTS      LOCATION               CONTRACTS      CONTRACTS          CONTRACTS       TOTAL
    -------------------------------------------------------------------------------------------------------
    USAA Growth and      Change in net unrealized
    Tax Strategy Fund    appreciation/(depreciation)
                         of Futures contracts          $-            $(11)                $-           $(11)
    -------------------------------------------------------------------------------------------------------

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

   variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $2,000, which represents 0.6% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/ (depreciation) on investments are disclosed below:

                                                                              NET
                                        GROSS             GROSS            UNREALIZED
                                      UNREALIZED        UNREALIZED        APPRECIATION/
FUND                                 APPRECIATION      DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------
USAA Growth and Tax Strategy Fund    $117,664,000      $(9,498,000)      $108,166,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $44,357,000 and $20,701,000, respectively.

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the six-month period ended November 30, 2018 were as follows:

PURCHASES                                  SALES                      NET REALIZED GAIN
---------------------------------------------------------------------------------------
$9,325,000                               $11,010,000                         $-

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2018, the Fund had no securities on loan.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets.

The performance adjustment is calculated monthly by comparing the Fund's performance over the performance period to the Composite Index which is comprised of 51% of the Lipper General Municipal Bond Funds Index, which measures the total return performance of the largest funds tracked by Lipper that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and 49% of the Lipper Large-Cap Core Funds Index, which measures the total return performance of the funds tracked by Lipper that by portfolio practice invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index.

The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE
     RELATIVE TO INDEX                          ANNUAL ADJUSTMENT RATE
     (IN BASIS POINTS)(1)                       (IN BASIS POINTS)(1)
     -----------------------------------------------------------------
     +/- 20 to 50                               +/-4
     +/- 51 to 100                              +/-5
     +/- 101 and greater                        +/-6

     (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

The annual performance adjustment rate is multiplied by the average daily net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $735,000, which included a less than 0.01% performance adjustment of $12,000.

SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with Northern Trust Investments, Inc. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager. The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average daily net assets that NTI manages. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $148,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $362,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $171,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(9) UPCOMING ACCOUNTING PRONOUNCEMENTS

(ASU) 2017-08, PREMIUM AMORTIZATION OF PURCHASED CALLABLE DEBT SECURITIES
-------------------------------------------------------------------------
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance reporting disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other reporting disclosures.

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                            NOVEMBER 30,                        YEAR ENDED MAY 31,
                           -----------------------------------------------------------------------------
                               2018           2018          2017        2016          2015          2014
                           -----------------------------------------------------------------------------
Net asset value at
  beginning of period      $  19.77       $  18.76      $  17.79    $  17.48      $  16.86      $  15.59
                           -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .24            .44           .42         .43           .44           .41
  Net realized and
    unrealized gain (loss)     (.02)          1.01           .96         .35           .59          1.26
                           -----------------------------------------------------------------------------
Total from investment
  operations                    .22           1.45          1.38         .78          1.03          1.67
                           -----------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.23)          (.44)         (.41)       (.47)         (.41)         (.40)
                           -----------------------------------------------------------------------------
  Net asset value at
    end of period          $  19.76       $  19.77      $  18.76    $  17.79      $  17.48      $  16.86
                           =============================================================================
Total return (%)*              1.13           7.81          7.88        4.60          6.16         10.92
Net assets at end of
  period (000)             $488,149       $459,682      $391,020    $327,334      $283,181      $221,445
Ratios to average
  daily net assets:**
  Expenses (%)(a)               .61(b)         .68           .84         .87           .85           .92(c)
  Net investment income (%)    2.45(b)        2.32          2.33        2.53          2.63          2.60
Portfolio turnover (%)            5             10             4          10             9             5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $481,074,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING               ENDING               DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2018 -
                                         JUNE 1, 2018        NOVEMBER 30, 2018        NOVEMBER 30, 2018
                                        ---------------------------------------------------------------
Actual                                    $1,000.00              $1,011.30                  $3.08

Hypothetical
 (5% return before expenses)               1,000.00               1,022.01                   3.09

*Expenses are equal to the Fund's annualized expense ratio of 0.61%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.13% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

                                                                  --------------
       USAA                                                          PRSRT STD
       9800 Fredericksburg Road                                    U.S. Postage
       San Antonio, TX 78288                                           PAID
                                                                       USAA
                                                                  --------------

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================================================================================
27801-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

================================================================================

   SEMIANNUAL REPORT
   USAA INTERNATIONAL FUND
   FUND SHARES (USIFX) o INSTITUTIONAL SHARES (UIIFX) o ADVISER SHARES (UAIFX)
   o R6 SHARES (URITX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         24

    Financial Statements                                                      26

    Notes to Financial Statements                                             30

    Financial Highlights                                                      47

EXPENSE EXAMPLE                                                               51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/18 o
                                (% of Net Assets)

Banks ...................................................................  9.3%
Pharmaceuticals .........................................................  7.8%
Food ....................................................................  4.7%
Oil & Gas ...............................................................  4.4%
Commercial Services .....................................................  4.3%
Chemicals ...............................................................  4.3%
Insurance ...............................................................  4.2%
Software ................................................................  3.6%
Beverages ...............................................................  3.5%
Electronics .............................................................  3.5%

                      o TOP 10 EQUITY HOLDINGS - 11/30/18 o
                                (% of Net Assets)

Nestle S.A. .............................................................  2.5%
Roche Holding AG ........................................................  2.0%
AIA Group Ltd. ..........................................................  1.8%
Hoya Corp. ..............................................................  1.7%
Air Liquide S.A. ........................................................  1.6%
UBS Group AG ............................................................  1.6%
Schneider Electric SE ...................................................  1.6%
SAP SE ..................................................................  1.5%
Canadian National Railway Co. ...........................................  1.4%
Bayer AG ................................................................  1.4%

Refer to the Portfolio of Investments for a complete list of securities.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                        o COUNTRY ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                        [PIE CHART OF COUNTRY ALLOCATION]

OTHER*                                                                     30.7%
JAPAN                                                                      20.1%
UNITED KINGDOM                                                             15.5%
FRANCE                                                                     12.4%
SWITZERLAND                                                                 9.9%
GERMANY                                                                     7.0%
NETHERLANDS                                                                 4.0%
CANADA                                                                      3.0%

                               [END PIE CHART]

*Includes countries with less than 3.0% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA INTERNATIONAL FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.2%)

              COMMON STOCKS (98.1%)

              BASIC MATERIALS (7.2%)
              ----------------------
              CHEMICALS (4.3%)
    498,735   Air Liquide S.A.(a)                                                               $   60,304
    513,699   Akzo Nobel N.V.(a)                                                                    43,301
  7,911,900   China BlueChemical Ltd. "H"(a)                                                         2,536
    128,200   Daicel Corp.(a)                                                                        1,434
     63,100   Ishihara Sangyo Kaisha Ltd.(a),(b)                                                       693
    320,345   JSR Corp.(a)                                                                           5,158
    150,764   Linde plc(b)                                                                          23,981
     91,200   Nippon Carbide Industries Co., Inc.(a)                                                 1,556
     64,119   Nolato AB "B"(a)                                                                       2,795
     40,468   Plastivaloire(a),(c)                                                                     392
    128,700   Shin-Etsu Chemical Co. Ltd.(a)                                                        11,491
    200,900   Teijin Ltd.(a)                                                                         3,471
     63,900   Tokuyama Corp.(a)                                                                      1,752
                                                                                                ----------
                                                                                                   158,864
                                                                                                ----------
              FOREST PRODUCTS & PAPER (0.3%)
    447,564   Altri SGPS S.A.(a)                                                                     3,254
    422,822   Ence Energia y Celulosa S.A.(a)                                                        2,682
    200,784   Papeles y Cartones de Europa S.A.(a)                                                   3,819
     53,851   Semapa-Sociedade de Investimento e Gestao(a)                                             853
                                                                                                ----------
                                                                                                    10,608
                                                                                                ----------
              IRON/STEEL (0.6%)
    131,900   Chubu Steel Plate Co. Ltd.(a)                                                            726
    166,800   Daido Metal Co. Ltd.(a)                                                                1,402
    431,660   Hitachi Metals Ltd.(a)                                                                 4,864
     88,665   Japan Steel Works Ltd.(a)                                                              1,620
    188,035   Kyoei Steel Ltd.(a)                                                                    3,644
    288,590   Nakayama Steel Works Ltd.(a)                                                           1,487
    213,600   Nippon Yakin Kogyo Co. Ltd.(a)                                                           531
     57,150   Salzgitter AG(a)                                                                       1,834
    266,841   SSAB AB "B"(a)                                                                           774

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    424,865   Tokyo Steel Manufacturing Co. Ltd.(a)                                             $    3,676
    139,700   Yamato Kogyo Co. Ltd.(a)                                                               3,656
                                                                                                ----------
                                                                                                    24,214
                                                                                                ----------
              MINING (2.0%)
  1,119,880   Acacia Mining plc(a),(b)                                                               2,642
    113,189   Anglo American Platinum Ltd.(a)                                                        3,640
    306,153   Anglo American plc(a)                                                                  6,118
  2,845,248   Aurelia Metals Ltd.(a),(b),(c)                                                         1,487
    343,928   Barrick Gold Corp.                                                                     4,382
    199,909   Cameco Corp.                                                                           2,373
    607,726   Centerra Gold, Inc.(b)                                                                 2,470
 14,504,000   CST Group Ltd.(a),(b)                                                                     45
  1,239,515   Eldorado Gold Corp.(b),(c)                                                               703
  1,143,366   Gold Fields Ltd.(a)                                                                    3,323
    157,505   Iluka Resources Ltd.(a)                                                                  936
    692,941   Impala Platinum Holdings Ltd.(a),(b)                                                   1,656
    113,067   KAZ Minerals plc(a)                                                                      795
    638,545   Kinross Gold Corp.(b)                                                                  1,730
     10,500   Nittetsu Mining Co. Ltd.(a)                                                              514
    149,565   Northern Dynasty Minerals Ltd.(b),(c)                                                    113
    919,028   NRW Holdings Ltd.(a)                                                                   1,232
     73,385   Pacific Metals Co. Ltd.(a)                                                             2,159
  2,933,782   Petra Diamonds Ltd.(a),(b)                                                             1,579
  1,244,036   Ramelius Resources Ltd.(a),(b)                                                           350
  1,592,060   Resolute Mining Ltd.(a)                                                                1,109
    563,905   Rio Tinto plc(a)                                                                      25,599
  2,524,343   Saracen Mineral Holdings Ltd.(a),(b)                                                   4,570
    225,664   St. Barbara Ltd.(a)                                                                      733
  1,512,725   Western Areas Ltd.(a)                                                                  2,421
                                                                                                ----------
                                                                                                    72,679
                                                                                                ----------
              Total Basic Materials                                                                266,365
                                                                                                ----------
              COMMUNICATIONS (4.8%)
              --------------------
              ADVERTISING (0.8%)
     64,600   Gendai Agency, Inc.(a)                                                                   284
    466,700   Taptica international Ltd.(a)                                                          1,817
  2,548,725   WPP plc(a)                                                                            28,186
                                                                                                ----------
                                                                                                    30,287
                                                                                                ----------
              INTERNET (1.4%)
     44,700   Attunity Ltd.(b)                                                                         999
    244,852   Auto Trader Group plc(a),(d)                                                           1,371
    110,219   Baidu, Inc. ADR(b)                                                                    20,752

================================================================================

4  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     14,900   Digital Garage, Inc.(a)                                                           $      408
    455,674   Gocompare.Com Group plc(a)                                                               454
     34,400   Internet Initiative Japan, Inc.(a)                                                       850
    131,289   Jumbo Interactive Ltd.(a)                                                                788
  1,429,792   Just Eat plc(a),(b)                                                                   10,625
     17,585   Masmovil Ibercom S.A.(a),(b)                                                           2,155
     50,043   NHN Entertainment Corp.(a),(b)                                                         2,583
     47,145   Proto Corp.(a)                                                                           652
    802,347   Qliro Group AB(a),(b),(c)                                                              1,028
    344,931   Rightmove plc(a)                                                                       1,925
  2,340,330   Yahoo Japan Corp.(a)                                                                   6,700
                                                                                                ----------
                                                                                                    51,290
                                                                                                ----------
              MEDIA (0.9%)
    139,305   Fuji Media Holdings, Inc.(a)                                                           2,178
     94,164   Future plc(a),(b)                                                                        694
     52,256   Metropole Television S.A.(a)                                                             928
    397,390   Nippon Television Holdings, Inc.(a)                                                    6,221
    816,125   ProSiebenSat.1 Media SE(a)                                                            16,559
    379,047   Television Francaise 1(a)                                                              3,647
     89,875   TV Asahi Holdings Corp.(a)                                                             1,810
                                                                                                ----------
                                                                                                    32,037
                                                                                                ----------
              TELECOMMUNICATIONS (1.7%)
  1,940,230   BT Group plc(a)                                                                        6,480
    756,595   China Mobile Ltd.(a)                                                                   7,542
 12,878,450   China Telecom Corp. Ltd. "H"(a)                                                        6,980
  6,188,825   China Unicom Hong Kong Ltd.(a)                                                         7,193
  4,581,000   CITIC Telecom International Holdings Ltd.(a)                                           1,551
     22,838   Freenet AG(a)                                                                            470
    404,374   Hellenic Telecommunications Organization S.A.(a)                                       4,780
    215,503   KT Corp.(a)                                                                            5,871
    548,900   M1 Ltd.(a)                                                                               840
  1,985,178   Magyar Telekom Telecommunications plc(a)                                               3,125
    535,687   Nokia Oyj(a)                                                                           2,956
    123,347   Orange Belgium S.A.(a)                                                                 2,305
  1,440,435   Service Stream Ltd.(a)                                                                 1,882
    944,000   SmarTone Telecommunications Holdings Ltd.(a)                                           1,175
    973,700   StarHub Ltd.(a)                                                                        1,353
    823,683   Telefonaktiebolaget LM Ericsson "B"(a)                                                 6,886
    244,300   Telefonica Brasil S.A. Preference Shares                                               2,907
     49,100   Uniden Holdings Corp.(a)                                                               1,092
                                                                                                ----------
                                                                                                    65,388
                                                                                                ----------
              Total Communications                                                                 179,002
                                                                                                ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              CONSUMER, CYCLICAL (9.2%)
              -------------------------
              AIRLINES (0.4%)
    622,416   Air France-KLM(a),(b)                                                             $    7,198
    648,925   Air New Zealand Ltd.(a)                                                                1,376
    197,762   Dart Group plc(a)                                                                      2,111
  1,170,135   SAS AB(a),(b)                                                                          2,877
                                                                                                ----------
                                                                                                    13,562
                                                                                                ----------
              APPAREL (1.5%)
    610,582   Geox S.p.A.(a),(c)                                                                       892
     11,909   Hermes International(a)                                                                6,470
    160,064   LVMH Moet Hennessy Louis Vuitton SE(a),(c)                                            46,063
    119,300   Sanyo Shokai Ltd.(a)                                                                   2,165
    131,800   Shikibo Ltd.(a)                                                                        1,352
                                                                                                ----------
                                                                                                    56,942
                                                                                                ----------
              AUTO MANUFACTURERS (0.6%)
  5,577,370   Dongfeng Motor Group Co. Ltd. "H"(a)                                                   5,405
    390,235   Honda Motor Co. Ltd.(a)                                                               11,012
    211,313   Kia Motors Corp.(a)                                                                    5,750
     24,185   Renault S.A.(a)                                                                        1,700
                                                                                                ----------
                                                                                                    23,867
                                                                                                ----------
              AUTO PARTS & EQUIPMENT (1.6%)
    169,860   Aisan Industry Co. Ltd.(a)                                                             1,243
    665,700   Denso Corp.(a)                                                                        30,771
     99,840   Exedy Corp.(a)                                                                         2,563
     24,700   F-Tech, Inc.(a)                                                                          242
      1,232   Georg Fischer AG(a)                                                                      959
     58,100   Imasen Electric Industrial(a)                                                            543
    226,790   Keihin Corp.(a)                                                                        3,924
    122,500   Nihon Plast Co. Ltd.(a)                                                                1,000
    191,353   Nissin Kogyo Co. Ltd.(a)                                                               2,535
    390,545   Schaeffler AG Preference Shares(a)                                                     3,361
    216,860   Sumitomo Riko Co. Ltd.(a)                                                              2,124
     11,000   Tachi-S Co. Ltd.(a)                                                                      155
    202,240   Tokai Rika Co. Ltd.(a)                                                                 3,715
    192,060   Toyoda Gosei Co. Ltd.(a)                                                               3,697
    106,580   Unipres Corp.(a)                                                                       2,007
                                                                                                ----------
                                                                                                    58,839
                                                                                                ----------
              DISTRIBUTION/WHOLESALE (0.3%)
     45,769   D'ieteren S.A.(a)                                                                      1,838
     22,400   Elematec Corp.(a)                                                                        446
    100,400   Happinet Corp.(a)                                                                      1,428

================================================================================

6  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    203,727   Inchcape plc(a)                                                                   $    1,516
    103,300   Nagase & Co. Ltd.(a)                                                                   1,544
    342,987   Rexel S.A.(a)                                                                          4,116
  1,266,942   SIG plc(a)                                                                             1,735
                                                                                                ----------
                                                                                                    12,623
                                                                                                ----------
              ENTERTAINMENT (0.4%)
    230,445   Avex, Inc.(a)                                                                          3,137
  1,492,489   Cineworld Group plc(a)                                                                 5,248
    508,147   Kindred Group plc(a)                                                                   4,963
     22,310   Sankyo Co. Ltd.(a)                                                                       893
    617,244   William Hill plc(a)                                                                    1,275
                                                                                                ----------
                                                                                                    15,516
                                                                                                ----------
              FOOD SERVICE (1.2%)
  2,115,300   Compass Group plc(a)                                                                  45,264
                                                                                                ----------
              HOME BUILDERS (0.1%)
    107,610   Bovis Homes Group plc(a)                                                               1,180
    183,659   Redrow plc(a)                                                                          1,100
                                                                                                ----------
                                                                                                     2,280
                                                                                                ----------
              HOME FURNISHINGS (0.3%)
     61,400   Canon Electronics, Inc.(a)                                                             1,159
    393,291   Howden Joinery Group plc(a)                                                            2,233
    150,660   Maxell Holdings Ltd.(a)                                                                2,121
  2,557,350   Pioneer Corp.(a),(b)                                                                   2,073
     15,400   SodaStream International Ltd.(b)                                                       2,212
                                                                                                ----------
                                                                                                     9,798
                                                                                                ----------
              LEISURE TIME (0.2%)
    344,598   Hollywood Bowl Group plc(a)                                                              858
     69,500   Mizuno Corp.(a)                                                                        1,581
    185,121   Technogym S.p.A.(a)                                                                    2,064
    243,800   Tokyo Dome Corp.(a)                                                                    2,232
                                                                                                ----------
                                                                                                     6,735
                                                                                                ----------
              LODGING (0.0%)
     43,500   Fujita Kanko, Inc.(a)                                                                  1,216
                                                                                                ----------
              RETAIL (2.4%)
  6,569,865   361 Degrees International Ltd.(a)                                                      1,620
    235,400   Best World International Ltd.(a)                                                         404
    119,300   Cawachi Ltd.(a)                                                                        2,322
    444,045   CECONOMY AG(a)                                                                         2,070
     18,707   Cewe Stiftung & Co. KGAA(a)                                                            1,447
    509,145   Citizen Watch Co. Ltd.(a)                                                              2,691

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     17,200   cocokara fine, Inc.(a)                                                            $      982
  8,572,535   Daphne International Holdings Ltd.(a),(b)                                                309
    193,500   Fairwood Holdings Ltd.(a)                                                                673
     13,385   Galenica AG(a),(b)                                                                       624
    334,146   Grafton Group plc(a)                                                                   3,016
    747,139   Halfords Group plc(a)                                                                  2,782
    111,080   Honeys Holdings Co. Ltd.(a)                                                              890
     96,500   Isetan Mitsukoshi Holdings Ltd.(a)                                                     1,116
  1,916,000   IT Ltd.(a)                                                                             1,003
  1,152,606   JD Sports Fashion plc(a)                                                               5,827
  1,357,633   Kingfisher plc(a)                                                                      4,334
     97,500   Komeri Co. Ltd.(a)                                                                     2,336
    175,200   Laox Co. Ltd.(a),(b)                                                                     525
    916,000   Lifestyle International Holdings Ltd.(a)                                               1,465
  1,092,747   Marks & Spencer Group plc(a)                                                           4,077
    155,475   Nishimatsuya Chain Co. Ltd.(a)                                                         1,365
     76,845   PAL GROUP Holdings Co. Ltd.(a)                                                         2,086
     44,910   Shimamura Co. Ltd.(a)                                                                  3,823
     45,329   Takkt AG(a)                                                                              726
    218,600   Transaction Co. Ltd.(a)                                                                1,593
    148,713   Unieuro S.p.A.(a),(b)                                                                  1,853
      9,400   United Arrows Ltd.(a)                                                                    317
     87,013   WH Smith plc(a)                                                                        2,115
    189,800   Xebio Holdings Co. Ltd.(a)                                                             2,463
     71,200   Yamada Denki Co. Ltd.(a)                                                                 344
    858,436   Yum China Holdings, Inc.                                                              30,758
                                                                                                ----------
                                                                                                    87,956
                                                                                                ----------
              STORAGE/WAREHOUSING (0.1%)
    112,800   Mitsui-Soko Holdings Co. Ltd.(a),(b)                                                   2,002
                                                                                                ----------
              TOYS/GAMES/HOBBIES (0.1%)
    126,301   Games Workshop Group plc(a)                                                            4,888
                                                                                                ----------
              Total Consumer, Cyclical                                                             341,488
                                                                                                ----------
              CONSUMER, NON-CYCLICAL (28.8%)
              ------------------------------
              AGRICULTURE (1.0%)
    658,500   Feed One Co. Ltd.(a)                                                                   1,224
    125,282   ForFarmers N.V.(a)                                                                     1,231
     95,100   Hokuto Corp.(a)                                                                        1,692
    420,078   Inghams Group Ltd.(a),(c)                                                              1,351
  1,278,500   Japan Tobacco, Inc.(a)                                                                31,801
  1,953,300   Japfa Ltd.(a)                                                                          1,019
     32,600   Yamatane Corp.(a)                                                                        563
                                                                                                ----------
                                                                                                    38,881
                                                                                                ----------

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              BEVERAGES (3.5%)
  3,385,334   Ambev S.A. ADR                                                                    $   14,456
    153,754   Carlsberg A/S "B"(a)                                                                  17,030
  1,224,011   Diageo plc(a)                                                                         44,098
    301,221   Pernod Ricard S.A.(a),(c)                                                             48,182
     85,160   Royal Unibrew A/S(a)                                                                   6,168
                                                                                                ----------
                                                                                                   129,934
                                                                                                ----------
              BIOTECHNOLOGY (0.2%)
     62,400   RaQualia Pharma, Inc.(a),(b)                                                             656
    166,291   Swedish Orphan Biovitrum AB(a),(b)                                                     3,593
     21,000   UNIMAT Retirement Community Co. Ltd.(a)                                                  386
     13,635   Vilmorin & Cie S.A.(a)                                                                   899
     59,761   Vitrolife AB(a)                                                                        1,020
                                                                                                ----------
                                                                                                     6,554
                                                                                                ----------
              COMMERCIAL SERVICES (4.3%)
    139,805   Adecco Group AG(a)                                                                     6,948
     16,672   Amadeus Fire AG(a)                                                                     1,787
  3,592,000   AMVIG Holdings Ltd.(a)                                                                   870
     69,967   ASTM S.p.A.(a)                                                                         1,333
     64,765   Benesse Holdings, Inc.(a)                                                              1,923
    270,302   Bravida Holding AB(a)                                                                  1,939
    555,201   CTT-Correios de Portugal S.A.(a),(c)                                                   2,257
    204,138   De La Rue plc(a)                                                                       1,219
    137,600   Duskin Co. Ltd.(a)                                                                     3,172
    695,104   Emeco Holdings Ltd.(a),(b)                                                             1,321
  1,011,417   Equiniti Group plc(a),(d)                                                              2,924
  1,867,420   Experian plc(a)                                                                       45,542
     74,733   Hamburger Hafen und Logistik AG(a)                                                     1,636
  1,159,309   Hays plc(a)                                                                            2,327
    176,700   Kosaido Co. Ltd.(a)                                                                      666
     33,254   Loomis AB "B"(a)                                                                       1,121
     51,923   Openjobmetis S.p.A agenzia per il lavoro(a),(b)                                          443
    419,861   Pagegroup plc(a)                                                                       2,664
    368,975   Ramirent Oyj(a)                                                                        2,344
    594,788   Randstad N.V.(a)                                                                      28,964
    739,779   Redde plc(a)                                                                           1,643
    643,599   RELX plc(a)                                                                           13,424
  1,366,209   RELX plc(a)                                                                           28,509
    386,100   Riso Kyoiku Co. Ltd.(a)                                                                1,326
     91,900   Shin Nippon Biomedical Laboratories Ltd.(a),(b)                                          576
     10,914   Sixt SE Preference Shares(a)                                                             742

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    304,376   SThree plc(a)                                                                     $    1,111
    267,265   Toppan Forms Co. Ltd.(a)                                                               2,451
                                                                                                ----------
                                                                                                   161,182
                                                                                                ----------
              COSMETICS/PERSONAL CARE (2.7%)
    473,567   Beiersdorf AG(a)                                                                      50,651
    770,716   Essity AB "B"(a)                                                                      19,793
     17,400   Fancl Corp.(a)                                                                           454
     12,100   Kao Corp.(a)                                                                             892
    121,051   L'Oreal S.A. (a)                                                                      28,615
     27,722   Oriflame Holding AG(a)                                                                   699
                                                                                                ----------
                                                                                                   101,104
                                                                                                ----------
              FOOD (4.7%)
     99,100   Arcs Co. Ltd.(a)                                                                       2,483
    105,740   Austevoll Seafood ASA(a)                                                               1,460
    470,693   Danone S.A.(a)                                                                        35,227
  1,417,369   J Sainsbury plc(a)                                                                     5,510
     38,200   Kyokuyo Co. Ltd.(a)                                                                    1,085
    532,597   Metcash Ltd.(a)                                                                        1,083
    260,721   METRO AG(a)                                                                            4,001
     55,800   Mitsubishi Shokuhin Co. Ltd.(a)                                                        1,507
  1,096,603   Nestle S.A.(a)                                                                        93,639
     88,000   NH Foods Ltd.(a)                                                                       3,265
     28,300   Nisshin Oillio Group Ltd.(a)                                                             878
     35,161   Salmar ASA(a)                                                                          1,988
  1,673,198   Sonae SGPS S.A.(a)                                                                     1,592
    268,362   SSP Group plc(a)                                                                       2,143
    293,811   Tate & Lyle plc(a)                                                                     2,689
  5,944,363   Tesco plc(a)                                                                          14,992
                                                                                                ----------
                                                                                                   173,542
                                                                                                ----------
              HEALTHCARE-PRODUCTS (3.4%)
     52,857   Ambu A/S "B"(a)                                                                        1,062
    164,405   Biotage AB(a)                                                                          2,095
     23,302   DiaSorin S.p.A.(a)                                                                     1,982
    208,835   Elekta AB "B"(a)                                                                       2,524
    177,940   EssilorLuxottica S.A.(a)                                                              22,602
     12,972   Lifco AB "B"(a)                                                                          489
    928,700   Olympus Corp.(a)                                                                      26,159
    495,225   QIAGEN N.V.(a),(b)                                                                    17,470
    859,100   Terumo Corp.(a)                                                                       50,593
                                                                                                ----------
                                                                                                   124,976
                                                                                                ----------

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              HEALTHCARE-SERVICES (0.1%)
     65,580   CMIC Holdings Co. Ltd.(a)                                                         $    1,258
      9,731   Hansa Medical AB(a),(b),(c)                                                              324
     59,085   Korian S.A.(a)                                                                         2,287
  1,086,345   Oceania Healthcare Ltd.(a)                                                               851
    132,968   Summerset Group Holdings Ltd.(a)                                                         602
                                                                                                ----------
                                                                                                     5,322
                                                                                                ----------
              HOUSEHOLD PRODUCTS/WARES (1.1%)
    487,244   Reckitt Benckiser Group plc(a)                                                        40,538
                                                                                                ----------
              PHARMACEUTICALS (7.8%)
    125,700   Alfresa Holdings Corp.(a)                                                              3,360
    124,901   AstraZeneca plc(a)                                                                     9,763
    704,299   Bayer AG(a)                                                                           51,439
     44,300   Daito Pharmaceutical Co. Ltd.(a)                                                       1,335
     52,115   Eisai Co. Ltd.(a)                                                                      4,798
     11,213   Galapagos N.V.(a),(b)                                                                  1,141
     92,976   Hikma Pharmaceuticals plc(a)                                                           2,118
    765,469   Karo Pharma AB(a)                                                                      3,159
    253,834   Merck KGaA(a)                                                                         27,991
     12,469   Mithra Pharmaceuticals S.A.(a),(b),(c)                                                   366
    549,753   Novartis AG(a)                                                                        50,185
    904,579   Novo Nordisk A/S "B"(a)                                                               42,162
    105,650   Orexo AB(a),(b),(c)                                                                      728
     45,104   Recipharm AB "B"(a),(b)                                                                  673
    282,420   Roche Holding AG(a)                                                                   73,282
     28,000   Suzuken Co. Ltd.(a)                                                                    1,508
    194,815   Takeda Pharmaceutical Co. Ltd.(a)                                                      7,351
     41,900   Toho Holdings Co. Ltd.(a)                                                              1,113
     26,600   Towa Pharmaceutical Co. Ltd.(a)                                                        1,984
     63,600   Tsumura & Co.(a)                                                                       1,976
    223,500   Vital KSK Holdings, Inc.(a)                                                            2,386
                                                                                                ----------
                                                                                                   288,818
                                                                                                ----------
              Total Consumer, Non-cyclical                                                       1,070,851
                                                                                                ----------
              DIVERSIFIED (0.1%)
              ------------------
              HOLDING COMPANIES-DIVERSIFIED (0.1%)
    185,355   Industrivarden AB "C"(a)                                                               3,814
                                                                                                ----------
              ENERGY (4.9%)
              -------------
              COAL (0.1%)
  4,644,700   Geo Energy Resources Ltd.(a),(c)                                                         596
    271,254   Whitehaven Coal Ltd.(a)                                                                  850
                                                                                                ----------
                                                                                                     1,446
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              ENERGY-ALTERNATE SOURCES (0.1%)
    128,990   ERG S.p.A.(a)                                                                     $    2,351
    673,489   Falck Renewables S.p.A.(a)                                                             1,845
                                                                                                ----------
                                                                                                     4,196
                                                                                                ----------
              OIL & GAS (4.4%)
    566,379   Advantage Oil & Gas Ltd.(b)                                                            1,015
    180,120   ARC Resources Ltd.                                                                     1,234
    920,667   Beach Energy Ltd.(a)                                                                   1,025
  2,194,497   BP plc(a)                                                                             14,552
     70,600   Cosmo Energy Holdings Co. Ltd.(a)                                                      1,649
  2,181,625   Eni S.p.A.(a)                                                                         35,195
  1,279,515   Faroe Petroleum plc(a),(b)                                                             2,623
  1,288,676   Gazprom PJSC ADR                                                                       6,205
    516,930   Inpex Corp.(a)                                                                         5,496
     15,336   Israel Corp. Ltd(a)                                                                    4,492
    172,870   Japan Petroleum Exploration Co. Ltd.(a)                                                3,591
     74,167   LUKOIL PJSC ADR                                                                        5,429
    676,311   Painted Pony Energy Ltd.(b),(c)                                                          891
     80,777   Petroleo Brasileiro S.A. ADR                                                           1,176
  1,864,453   Premier Oil plc(a),(b)                                                                 1,680
    477,050   Royal Dutch Shell plc "B"(a)                                                          14,591
  1,207,733   Suncor Energy, Inc.                                                                   38,941
    700,600   Surgutneftegas PJSC ADR(a)                                                             2,786
    318,825   Surgutneftegas PJSC ADR                                                                1,262
     27,147   Tethys Oil AB(a)                                                                         241
    275,601   TOTAL S.A.(a),(c)                                                                     15,342
    120,246   Tourmaline Oil Corp.                                                                   1,665
    182,010   YPF S.A. ADR(b)                                                                        2,725
    230,285   Z Energy Ltd.(a)                                                                         910
                                                                                                ----------
                                                                                                   164,716
                                                                                                ----------
              OIL & GAS SERVICES (0.3%)
    184,830   Fugro N.V.(a),(b),(c)                                                                  2,248
    380,028   Maire Tecnimont S.p.A.(a)                                                              1,485
    286,837   Petrofac Ltd.(a)                                                                       1,863
    981,996   Saipem S.p.A.(a),(b)                                                                   4,300
    905,159   Trican Well Service Ltd.(b)                                                              831
                                                                                                ----------
                                                                                                    10,727
                                                                                                ----------
              Total Energy                                                                         181,085
                                                                                                ----------
              FINANCIAL (17.9%)
              -----------------
              BANKS (9.3%)
 138,000 77   Bank Ltd.(a)                                                                           2,763
     14,400   Aichi Bank Ltd.(a)                                                                       557

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    981,647   Allahabad Bank(a),(b)                                                             $      680
    597,013   Bank of Ireland Group plc(a)                                                           3,780
  9,280,868   Barclays plc(a)                                                                       19,345
    167,880   BNP Paribas S.A.(a)                                                                    8,455
    749,568   BPER Banca(a)                                                                          3,055
  1,366,246   CaixaBank S.A.(a)                                                                      5,645
    757,170   Canara Bank(a),(b)                                                                     2,787
    225,900   Chiba Kogyo Bank Ltd.(a)                                                                 886
    965,871   Corp. Bank(a),(b)                                                                        369
    257,465   Dah Sing Financial Holdings Ltd.(a)                                                    1,425
  2,100,500   DBS Group Holdings Ltd.(a)                                                            37,521
     45,870   Deutsche Pfandbriefbank AG(a),(d)                                                        546
    420,000   FIDEA Holdings Co. Ltd.(a)                                                               573
     51,000   Hokuhoku Financial Group, Inc.(a)                                                        667
  1,675,885   HSBC Holdings plc(a)                                                                  14,199
     44,400   Hyakujushi Bank Ltd.(a)                                                                1,128
  3,975,413   ING Groep N.V.(a)                                                                     48,395
 10,704,404   Intesa Sanpaolo S.p.A.(a)                                                             24,836
  2,359,444   Israel Discount Bank Ltd. "A"(a)                                                       8,171
     39,600   Juroku Bank Ltd(a)                                                                       941
    511,645   KBC Group N.V.(a)                                                                     36,822
  1,695,795   Mitsubishi UFJ Financial Group, Inc.(a)                                                9,253
  5,313,970   Mizuho Financial Group, Inc.(a)                                                        8,819
     24,600   Nanto Bank Ltd.(a)                                                                       558
    189,400   Sberbank of Russia PJSC ADR                                                            2,244
    180,152   Societe Generale S.A.(a)                                                               6,634
    215,218    SpareBank 1 SMN(a)                                                                    2,196
     92,597   SpareBank 1 SR-Bank ASA(a)                                                               999
    808,153   Standard Chartered plc(a)                                                              6,281
    266,700   Sumitomo Mitsui Financial Group, Inc.(a)                                               9,793
    160,085   Sumitomo Mitsui Trust Holdings, Inc.(a)                                                6,423
     79,800   TOMONY Holdings, Inc.(a)                                                                 333
    343,600   Tsukuba Bank Ltd.(a)                                                                     733
  4,288,166   UBS Group AG(a),(b)                                                                   58,185
  1,944,250   Unicaja Banco S.A.(a),(d)                                                              2,354
    545,446   UniCredit S.p.A.(a)                                                                    7,037
     11,150   VP Bank AG(a)                                                                          1,746
                                                                                                ----------
                                                                                                   347,134
                                                                                                ----------
              DIVERSIFIED FINANCIAL SERVICES (2.5%)
    118,000   Aizawa Securities Co. Ltd.(a)                                                            795
    240,284   BinckBank N.V.(a)                                                                      1,198
    646,173   Charter Court Financial Services Group plc(a)                                          1,939
     60,765   Close Brothers Group plc(a)                                                            1,165

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    833,099   FlexiGroup Ltd.(a)                                                                $      916
     63,642   Flow Traders(a)                                                                        1,974
    354,612   GAM Holding AG(a),(b)                                                                  1,866
 64,681,025   G-Resources Group Ltd.(a),(b)                                                            440
    825,071   Housing Development Finance Corp. Ltd.(a)                                             23,639
    189,505   Ichiyoshi Securities Co. Ltd.(a)                                                       1,599
     29,795   Intertrust N.V.(a)                                                                       480
     59,400   IwaiCosmo Holdings, Inc.(a)                                                              739
    516,600   Japan Securities Finance Co. Ltd.(a)                                                   3,006
    593,929   Julius Baer Group Ltd.(a),(b)                                                         24,055
    113,766   KB Financial Group, Inc.(a)                                                            4,785
  1,073,583   Link Administration Holdings Ltd.(a)                                                   5,487
    390,369   Magellan Financial Group Ltd.(a)                                                       7,467
    102,646   Plus500 Ltd.(a)                                                                        1,980
     22,900   Ricoh Leasing Co. Ltd.(a)                                                                745
    123,294   Shinhan Financial Group Co. Ltd.(a)                                                    4,543
     18,787   Swissquote Group Holding S.A.(a)                                                         901
    403,615   Tochigi Bank Ltd.(a)                                                                   1,049
     78,520   Wuestenrot & Wuerttembergische AG(a)                                                   1,553
                                                                                                ----------
                                                                                                    92,321
                                                                                                ----------
              INSURANCE (4.2%)
    117,489   Ageas(a)                                                                               5,674
  8,306,000   AIA Group Ltd.(a)                                                                     68,127
     22,361   ASR Nederland N.V.(a)                                                                    968
    429,683   Assicurazioni Generali S.p.A.(a)                                                       7,263
    304,932   Coface S.A.(a),(b)                                                                     2,835
    322,450   Dai-ichi Life Holdings, Inc.(a)                                                        5,624
  2,196,797   Just Group plc(a)                                                                      2,448
    724,676   Prudential plc(a)                                                                     14,238
  7,137,628   Shin Kong Financial Holding Co. Ltd.(a)                                                2,419
    288,884   Societa Cattolica di Assicurazioni(a)                                                  2,382
    505,440   T&D Holdings, Inc.(a)                                                                  7,189
    360,645   Tongyang Life Insurance Co. Ltd.(a)                                                    1,781
    324,150   Unipol Gruppo S.p.A.(a)                                                                1,345
    113,763   Zurich Insurance Group AG(a)                                                          35,719
                                                                                                ----------
                                                                                                   158,012
                                                                                                ----------
              INVESTMENT COMPANIES (0.1%)
     16,311   Corp. Financiera Alba S.A.(a)                                                            739
    482,100   Uranium Participation Corp.(b)                                                         1,749
                                                                                                ----------
                                                                                                     2,488
                                                                                                ----------

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              REAL ESTATE (1.0%)
     81,853   ADO Properties S.A.(a)                                                            $    4,458
    104,049   CA Immobilien Anlagen AG(a)                                                            3,350
     51,100   Cosmos Initia Co. Ltd.(a)                                                                297
     53,379   DIC Asset AG(a)                                                                          583
     65,300   FJ Next Co. Ltd.(a)                                                                      543
     97,637   Hemfosa Fastigheter AB(a)                                                                772
  1,282,422   Klovern AB "B"(a)                                                                      1,473
     78,860   Kungsleden AB(a)                                                                         547
     85,200   Meiwa Estate Co. Ltd.(a)                                                                 471
     84,100   Mugen Estate Co. Ltd.(a)                                                                 512
    147,506   Nexity S.A.(a)                                                                         7,249
     97,637   Nyfosa AB(b)                                                                             457
  1,840,521   Propertylink Group(a)                                                                  1,589
     93,400   Raysum Co. Ltd.(a)                                                                     1,010
    321,725   Sagax AB "D"(a)                                                                        1,160
    104,988   Selvaag Bolig ASA(a)                                                                     479
  1,185,117   Sirius Real Estate Ltd.(a)                                                               905
    157,671   TAG Immobilien AG(a)                                                                   3,774
    162,800   Unizo Holdings Co. Ltd.(a)                                                             3,316
    395,371   Watkin Jones plc(a),(c)                                                                  993
     95,000   Wheelock Properties Singapore Ltd.(e)                                                    145
    271,199   Wihlborgs Fastigheter AB(a)                                                            3,093
                                                                                                ----------
                                                                                                    37,176
                                                                                                ----------
              REITS (0.8%)
    239,477   Abacus Property Group(a)                                                                 556
      2,757   Altarea SCA REIT(a)                                                                      572
     26,922   Befimmo S.A.(a)                                                                        1,576
    825,686   Beni Stabili S.p.A. SIIQ(a)                                                              679
    592,890   GDI Property Group(a)                                                                    549
    137,251   Great Portland Estates plc(a)                                                          1,216
    363,809   Immobiliare Grande Distribuzione SIIQ S.p.A.(a)                                        2,465
     57,760   Invesco Office J-Reit, Inc.(a)                                                         8,391
    655,731   Irish Residential Properties REIT plc(a)                                               1,064
      5,084   Japan Excellent, Inc.(a)                                                               6,969
        112   Kenedix Office Investment Corp.(a)                                                       735
    136,447   Mercialys S.A.(a)                                                                      1,974
     18,443   NSI N.V.(a)                                                                              750
  1,308,909   Regional REIT Ltd.(a),(d)                                                              1,650
                                                                                                ----------
                                                                                                    29,146
                                                                                                ----------
              Total Financial                                                                      666,277
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              INDUSTRIAL (16.0%)
              ------------------
              AEROSPACE/DEFENSE (1.1%)
     70,336   Avon Rubber plc(a)                                                                $    1,176
    445,117   Meggitt plc(a)                                                                         2,941
     67,876   MTU Aero Engines AG(a)                                                                14,121
  2,224,038   Rolls-Royce Holdings plc(a),(b)                                                       24,182
                                                                                                ----------
                                                                                                    42,420
                                                                                                ----------
              BUILDING MATERIALS (1.7%)
    219,898   Cie de Saint-Gobain(a)                                                                 8,153
    319,800   Daikin Industries Ltd.(a)                                                             35,561
     63,100   Endo Lighting Corp.(a)                                                                   444
    137,636   LafargeHolcim Ltd.(a),(b)                                                              6,180
    245,400   Nippon Sheet Glass Co. Ltd.(a)                                                         2,093
    226,959   Polypipe Group plc(a)                                                                    990
     30,417   Sika AG(a)                                                                             3,768
     73,800   Taiheiyo Cement Corp.(a)                                                               2,496
     45,364   Vicat S.A.(a)                                                                          2,178
                                                                                                ----------
                                                                                                    61,863
                                                                                                ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
    302,540   Funai Electric Co. Ltd.(a),(b)                                                         1,991
    631,000   Johnson Electric Holdings Ltd.(a)                                                      1,411
    133,000   Kyosan Electric Manufacturing Co. Ltd.(a)                                                592
    403,339   Legrand S.A.(a)                                                                       24,709
     29,900   Nippon Seisen Co. Ltd.(a)                                                                924
    795,451   Schneider Electric SE(a)                                                              57,924
    168,900   SWCC Showa Holdings Co. Ltd.(a)                                                        1,037
    273,255   Ushio, Inc.(a)                                                                         3,065
    219,199   Zumtobel Group AG(a),(b),(c)                                                           2,161
                                                                                                ----------
                                                                                                    93,814
                                                                                                ----------
              ELECTRONICS (3.5%)
    157,352   AT&S Austria Technologie & Systemtechnik AG(a)                                         3,173
      7,824   Dr Hoenle AG(a)                                                                          484
    217,354   Electrocomponents plc(a)                                                               1,426
    149,500   Furuno Electric Co. Ltd.(a)                                                            1,714
    140,590   Hosiden Corp.(a)                                                                       1,090
  1,051,500   Hoya Corp.(a)                                                                         64,547
    224,270   Ibiden Co., Ltd.(a)                                                                    3,122
     11,264   Isra Vision AG(a)                                                                        438
     32,300   Ituran Location and Control Ltd.                                                       1,070
    606,500   Kyocera Corp.(a)                                                                      32,753
     20,000   Kyokuto Boeki Kaisha Ltd.(a)                                                             311
        511   LEM Holding S.A.(a)                                                                      538
    166,995   Mycronic AB(a),(c)                                                                     2,064

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    308,005   Nichicon Corp.(a)                                                                 $    2,458
    285,435   NOK Corp.(a)                                                                           4,327
  1,160,000   PC Partner Group Ltd.(a)                                                                 431
     17,100   Sanshin Electronics Co. Ltd.(a)                                                          304
     45,300   Shibaura Mechatronics Corp.(a)                                                         1,631
    514,300   Simplo Technology Co. Ltd.(a)                                                          3,145
    125,600   Star Micronics Co. Ltd.(a)                                                             1,874
     91,145   Tokyo Seimitsu Co. Ltd.(a)                                                             2,714
                                                                                                ----------
                                                                                                   129,614
                                                                                                ----------
              ENGINEERING & CONSTRUCTION (0.9%)
    146,887   AF AB "B"(a)                                                                           2,949
      4,177   Alten S.A.(a)                                                                            380
  4,281,265   China Machinery Engineering Corp. "H"(a)                                               2,134
    288,180   Chiyoda Corp.(a)                                                                         817
     38,700   Daiho Corp.(a)                                                                         1,287
    117,186   Downer EDI Ltd.(a)                                                                       539
     22,500   Fudo Tetra Corp.(a)                                                                      387
    353,114   Galliford Try plc(a)                                                                   3,244
     32,236   Gaztransport Et Technigaz S.A.(a)                                                      2,410
    223,105   JGC Corp.(a)                                                                           3,261
    354,900   Maeda Corp.(a)                                                                         3,729
    113,600   Matsui Construction Co. Ltd.(a)                                                          854
    152,200   Meisei Industrial Co. Ltd.(a)                                                          1,133
     78,200   Miyaji Engineering Group, Inc.(a)                                                      1,484
     57,768   Morgan Sindall Group plc(a)                                                              904
     47,700   Nishimatsu Construction Co. Ltd.(a)                                                    1,101
    967,534   Raubex Group Ltd.(a)                                                                   1,448
     82,300   Sanki Engineering Co. Ltd.(a)                                                            886
     69,900   Toa Corp.(a)                                                                             970
     37,900   Tokyu Construction Co. Ltd.(a)                                                           382
    596,200   Toyo Construction Co. Ltd.(a)                                                          2,223
    216,195   Toyo Engineering Corp.(a),(b)                                                          1,670
                                                                                                ----------
                                                                                                    34,192
                                                                                                ----------
              ENVIRONMENTAL CONTROL (0.0%)
     77,600   Oyo Corp.(a)                                                                             914
    922,774   Renewi plc(a)                                                                            476
                                                                                                ----------
                                                                                                     1,390
                                                                                                ----------
              HAND/MACHINE TOOLS (0.0%)
     54,500   DMG Mori Co. Ltd.(a)                                                                     763
     99,400   Punch Industry Co. Ltd.(a)                                                               548
     90,161   Tornos Holding AG(a),(b)                                                                 609
                                                                                                ----------
                                                                                                     1,920
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              MACHINERY-CONSTRUCTION & MINING (0.3%)
     48,500   Kato Works Co. Ltd.(a)                                                            $    1,303
    198,925   Mitsubishi Heavy Industries Ltd.(a)                                                    7,565
     21,200   Sakai Heavy Industries Ltd.(a)                                                           504
                                                                                                ----------
                                                                                                     9,372
                                                                                                ----------
              MACHINERY-DIVERSIFIED (1.5%)
     98,100   FANUC Corp.(a)                                                                        16,909
    141,700   Hisaka Works Ltd.(a)                                                                   1,190
  1,937,700   Kubota Corp.(a)                                                                       33,092
     11,000   OKUMA Corp.(a)                                                                           548
     84,351   Toshiba Machine Co. Ltd.(a)                                                            1,474
      9,300   Tsubakimoto Chain Co.(a)                                                                 348
     88,400   Tsugami Corp.(a)                                                                         663
                                                                                                ----------
                                                                                                    54,224
                                                                                                ----------
              METAL FABRICATION/HARDWARE (0.3%)
    220,800   Ahresty Corp.(a)                                                                       1,420
     15,294   AMG Advanced Metallurgical Group N.V.(a)                                                 678
    345,670   Bodycote plc(a)                                                                        3,247
     63,237   Lindab International AB(a)                                                               472
     16,900   Mory Industries, Inc.(a)                                                                 405
    138,180   Neturen Co. Ltd.(a)                                                                    1,247
     20,100   Onoken Co. Ltd.(a)                                                                       297
     63,200   Shinsho Corp.(a)                                                                       1,539
     32,600   Toho Zinc Co. Ltd.(a)                                                                  1,100
                                                                                                ----------
                                                                                                    10,405
                                                                                                ----------
              MISCELLANEOUS MANUFACTURERS (1.1%)
    610,439   AGFA-Gevaert N.V.(a),(b)                                                               2,628
    101,965   Alstom S.A.(a)                                                                         4,476
    130,061   Ansell Ltd.(a)                                                                         2,169
    611,400   China Sunsine Chemical Holdings Ltd.(a)                                                  579
     57,780   Enplas Corp.(a)                                                                        1,597
    163,080   Nikon Corp.(a)                                                                         2,560
    390,375   Orica Ltd.(a)                                                                          5,017
    911,873   Smiths Group plc(a)                                                                   16,198
    102,000   Tamron Co. Ltd.(a)                                                                     1,642
     58,300   Toyobo Co. Ltd.(a)                                                                       844
    224,664   Vesuvius plc(a)                                                                        1,513
                                                                                                ----------
                                                                                                    39,223
                                                                                                ----------

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              PACKAGING & CONTAINERS (0.4%)
  1,097,998   Amcor Ltd.(a)                                                                     $   10,798
  3,065,939   Nampak Ltd.(a),(b)                                                                     3,165
      7,777   Vidrala S.A.(a)                                                                          669
                                                                                                ----------
                                                                                                    14,632
                                                                                                ----------
              SHIPBUILDING (0.1%)
  1,670,238   Fincantieri S.p.A.(a),(b)                                                              1,968
  3,650,500   Yangzijiang Shipbuilding Holdings Ltd.(a)                                              3,317
                                                                                                ----------
                                                                                                     5,285
                                                                                                ----------
              TRANSPORTATION (2.5%)
      3,835   AP Moller - Maersk A/S "B"(a)                                                          5,459
    300,762   BW Offshore Ltd.(a),(b)                                                                1,299
    612,191   Canadian National Railway Co.                                                         52,538
     62,368   Cia de Distribucion Integral Logista Holdings S.A.(a)                                  1,558
    177,359   D/S Norden A/S(a),(b),(c)                                                              2,644
  1,400,930   Firstgroup plc(a),(b)                                                                  1,595
    176,869   Go-Ahead Group plc(a)                                                                  3,887
    109,300   Kamigumi Co. Ltd.(a)                                                                   2,456
     70,436   Kuehne & Nagel International AG(a)                                                     9,924
     64,300   Nankai Electric Railway Co. Ltd.(a)                                                    1,719
    591,425   National Express Group plc(a)                                                          3,050
 13,526,145   Pacific Basin Shipping Ltd.(a)                                                         3,037
  1,295,043   PostNL N.V.(a)                                                                         3,826
                                                                                                ----------
                                                                                                    92,992
                                                                                                ----------
              TRUCKING & LEASING (0.1%)
    171,800   Fly Leasing Ltd. ADR(b)                                                                2,089
                                                                                                ----------
              Total Industrial                                                                     593,435
                                                                                                ----------
              TECHNOLOGY (7.5%)
              ----------------
              COMPUTERS (2.5%)
  4,956,745   Acer, Inc.(a),(b)                                                                      3,225
      7,510   Bechtle AG(a)                                                                            601
     78,700   Bell System24 Holdings, Inc.(a)                                                        1,046
    514,000   Camsing International Holding Ltd.(a)                                                    505
    225,527   Check Point Software Technologies Ltd.(b)                                             25,216
  1,506,434   Compal Electronics, Inc. GDR(e)                                                        4,304
     52,341   FDM Group Holdings plc(a)                                                                569
    104,784   Fujitsu Ltd.(a)                                                                        6,449
    204,200   Ines Corp.(a)                                                                          2,283
     31,205   Melco Holdings, Inc.(a)                                                                1,069

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
     13,000   Roland DG Corp.(a)                                                                $      282
  1,281,530   Serco Group plc(a),(b)                                                                 1,460
    134,251   Softcat plc(a)                                                                         1,033
      6,187   Sopra Steria Group(a)                                                                    633
  1,530,856   Tata Consultancy Services Ltd.(a)                                                     43,354
                                                                                                ----------
                                                                                                    92,029
                                                                                                ----------
              OFFICE/BUSINESS EQUIPMENT (0.2%)
    162,040   Canon, Inc.(a)                                                                         4,595
    130,029   Neopost S.A.(a)                                                                        3,612
     21,000   Toshiba TEC Corp.(a)                                                                     567
                                                                                                ----------
                                                                                                     8,774
                                                                                                ----------
              SEMICONDUCTORS (1.2%)
    276,540   MediaTek, Inc.(a)                                                                      2,136
     66,200   Miraial Co. Ltd.(a)                                                                      567
      6,800   NuFlare Technology, Inc.(a)                                                              368
    152,700   Shinkawa Ltd.(a),(b)                                                                     696
    139,460   Shinko Electric Industries Co. Ltd.(a)                                                   988
     50,375   Siltronic AG(a)                                                                        4,537
    885,709   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                       33,294
     16,200   V Technology Co. Ltd.(a)                                                               2,292
                                                                                                ----------
                                                                                                    44,878
                                                                                                ----------
              SOFTWARE (3.6%)
    132,100   Advanced Media, Inc.(a),(b)                                                            2,102
     13,000   Alpha Systems, Inc.(a)                                                                   305
    627,222   Amadeus IT Group S.A.(a)                                                              45,057
    914,132   Bravura Solutions Ltd.(a)                                                              2,486
    165,000   Capcom Co. Ltd.(a)                                                                     3,246
    102,412   Dassault Systemes SE(a)                                                               12,341
    160,295   DeNA Co. Ltd.(a)                                                                       2,975
    173,261   EMIS Group plc(a)                                                                      2,050
    174,400   Focus Systems Corp.(a)                                                                 1,713
    695,920   Gree, Inc.(a)                                                                          3,043
    690,612   Learning Technologies Group plc(a)                                                       850
  2,265,000   Leyou Technologies Holdings Ltd.(a),(b),(c)                                              612
    291,264   NetEnt AB(a),(b)                                                                       1,239
     34,200   NSD Co. Ltd.(a)                                                                          723
    543,109   SAP SE(a)                                                                             55,864
                                                                                                ----------
                                                                                                   134,606
                                                                                                ----------
              Total Technology                                                                     280,287
                                                                                                ----------

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC (1.5%)
     31,327   Albioma S.A.(a)                                                                   $      594
    550,900   Cia Paranaense de Energia Preference Shares                                            4,630
    482,808   E.ON SE(a)                                                                             4,929
     13,010   Elia System Operator S.A.(a)                                                             868
  2,250,856   Engie S.A.(a)                                                                         31,749
     59,616   EVN AG(a)                                                                                953
    815,197   Hera S.p.A.(a)                                                                         2,240
    412,800   Hokkaido Electric Power Co., Inc.(a)                                                   2,837
    176,093   Iren S.p.A.(a)                                                                           382
  1,355,636   NTPC Ltd.(a)                                                                           2,699
    133,902   REN - Redes Energeticas Nacionais SGPS S.A.(a)                                           366
    177,124   RWE AG(a)                                                                              3,829
                                                                                                ----------
                                                                                                    56,076
                                                                                                ----------
              GAS (0.2%)
  2,904,947   Centrica plc(a)                                                                        5,145
                                                                                                ----------
              Total Utilities                                                                       61,221
                                                                                                ----------
              Total Common Stocks (cost: $2,981,393)                                             3,643,825
                                                                                                ----------

              EXCHANGE-TRADED FUNDS (0.1%)
     64,041   iShares Core MSCI EAFE ETF (cost: $3,802)                                              3,777
                                                                                                ----------

              INVESTMENT COMPANIES (0.0%)
      9,754   HBM Healthcare Investments AG "A"(a),(b) (cost: $1,132)                                1,591
                                                                                                ----------

              PREFERRED STOCKS (0.0%)

              INDUSTRIAL (0.0%)
              -----------------
              BUILDING MATERIALS (0.0%)
     25,059   Buzzi Unicem S.p.A.(a) (cost: $250)                                                      282
                                                                                                ----------

              RIGHTS (0.0%)

              INDUSTRIAL (0.0%)
              -----------------
              AEROSPACE/DEFENSE (0.0%)
104,471,520   Rolls Royce Holdings plc(b),(e) (cost: $135)                                             133
                                                                                                ----------
              Total Equity Securities (cost: $2,986,712)                                         3,649,608
                                                                                                ----------

              MONEY MARKET INSTRUMENTS (1.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)
 49,170,939   State Street Institutional Treasury Money Market Fund Premier Class,
                2.19%(f) (cost: $49,171)                                                            49,171
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (3.1%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.1%)
 57,737,118   HSBC U.S. Government Money Market Fund Class I, 2.13%(f)                          $   57,737
 44,615,794   Invesco Government & Agency Portfolio Institutional Class, 2.12%(f)                   44,616
 11,751,200   Western Asset Institutional Government Reserves Institutional Class, 2.10%(f)         11,751
                                                                                                ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $114,104)                                                 114,104
                                                                                                ----------

              TOTAL INVESTMENTS (COST: $3,149,987)                                              $3,812,883
                                                                                                ==========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
ASSETS                                             LEVEL 1          LEVEL 2          LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                   $292,497       $3,351,328               $-    $3,643,825
  Exchange-Traded Funds                              3,777                -                -         3,777
  Investment Companies                                   -            1,591                -         1,591
  Preferred Stocks                                       -              282                -           282
  Rights                                                 -              133                -           133

Money Market Instruments:
  Government & U.S. Treasury Money
      Market Funds                                  49,171                -                -        49,171

Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury Money
      Market Funds                                 114,104                -                -       114,104
----------------------------------------------------------------------------------------------------------
Total                                             $459,549       $3,353,334               $-    $3,812,883
----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICS, which may differ from the Fund's compliance classification.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------
                           FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of June 1, 2018, through November 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as event or circumstance that caused the transfer occurred.

                                    TRANSFERS INTO             TRANSFERS INTO               TRANSFERS INTO
                                          (OUT OF)                   (OUT OF)                     (OUT OF)
ASSETS ($ IN 000s)                         LEVEL 1                    LEVEL 2                      LEVEL 3
----------------------------------------------------------------------------------------------------------
Common Stocks(I)                       $(3,477,208)                $3,477,208                           $-
Common Stocks(II)                            5,350                     (5,350)                           -
Investment Companies(I)                     (2,113)                     2,113                            -
Preferred Stocks(I)                           (697)                       697                            -
----------------------------------------------------------------------------------------------------------
Total                                  $(3,474,668)                $3,474,668                           $-
----------------------------------------------------------------------------------------------------------

(I) Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II) Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

   REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o  SPECIFIC NOTES

   (a) Securities with a value of $3,348,752,000, which represented 90.1% of the Fund's net assets, were classified as Level 2 at November 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

   (b) Non-income-producing security.

   (c) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (e) Security was fair valued at November 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $4,582,000, which represented 0.1% of the Fund's net assets.

   (f) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
       loan of $109,033) (cost of $3,149,987)                                                $3,812,883
   Cash denominated in foreign currencies (identified cost of $871)                                 866
   Receivables:
       Capital shares sold                                                                        5,726
       USAA Asset Management Company (Note 7)                                                         4
       Dividends and interest                                                                    11,912
       Securities sold                                                                           18,396
       Other                                                                                         88
   Unrealized appreciation on foreign currency contracts held, at value                              25
                                                                                             ----------
           Total assets                                                                       3,849,900
                                                                                             ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                         114,104
       Securities purchased                                                                      11,519
       Capital shares redeemed                                                                    1,624
   Accrued management fees                                                                        2,298
   Accrued transfer agent's fees                                                                     70
   Other accrued expenses and payables                                                            4,900
                                                                                             ----------
           Total liabilities                                                                    134,515
                                                                                             ----------
              Net assets applicable to capital shares outstanding                            $3,715,385
                                                                                             ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                           $2,796,707
   Distributable earnings                                                                       918,678
                                                                                             ----------
              Net assets applicable to capital shares outstanding                            $3,715,385
                                                                                             ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,693,381/56,297 capital shares
           outstanding, no par value)                                                        $    30.08
                                                                                             ==========
       Institutional Shares (net assets of $2,009,845/66,988 capital shares
           outstanding, no par value)                                                        $    30.00
                                                                                             ==========
       Adviser Shares (net assets of $7,457/249 capital shares
           outstanding, no par value)                                                        $    29.90
                                                                                             ==========
       R6 Shares (net assets of $4,702/156 capital shares
           outstanding, no par value)                                                        $    30.10
                                                                                             ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3,262)                                        $  36,037
   Interest                                                                                         463
   Securities lending (net)                                                                         588
                                                                                              ---------
       Total income                                                                              37,088
                                                                                              ---------
EXPENSES
   Management fees                                                                               15,383
   Administration and servicing fees:
       Fund Shares                                                                                1,361
       Institutional Shares                                                                       1,129
       Adviser Shares                                                                                 6
       R6 Shares*                                                                                     1
   Transfer agent's fees:
       Fund Shares                                                                                1,103
       Institutional Shares                                                                       1,129
   Distribution and service fees (Note 7):
       Adviser Shares                                                                                10
   Custody and accounting fees:
       Fund Shares                                                                                  231
       Institutional Shares                                                                         302
       Adviser Shares                                                                                 1
   Postage:
       Fund Shares                                                                                   50
       Institutional Shares                                                                          34
   Shareholder reporting fees:
       Fund Shares                                                                                   30
       Institutional Shares                                                                           5
   Trustees' fees                                                                                    18
   Registration fees:
       Fund Shares                                                                                   29
       Institutional Shares                                                                          20
       Adviser Shares                                                                                 9
       R6 Shares*                                                                                    36
   Professional fees                                                                                 99
   Other                                                                                             37
                                                                                              ---------
       Total expenses                                                                            21,023

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

   Expenses reimbursed:
       Adviser Shares                                                                         $      (3)
       R6 Shares*                                                                                   (36)
                                                                                              ---------
           Net expenses                                                                          20,984
                                                                                              ---------
NET INVESTMENT INCOME                                                                            16,104
                                                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                               62,005
       Foreign currency transactions                                                               (471)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                             (424,393)
       Foreign capital gains tax                                                                   (350)
       Foreign currency translations                                                                 45
                                                                                              ---------
           Net realized and unrealized loss                                                    (363,164)
                                                                                              ---------
   Decrease in net assets resulting from operations                                           $(347,060)
                                                                                              =========

*R6 Shares commenced operations on August 17, 2018.

See accompanying notes to financial statements.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

-----------------------------------------------------------------------------------------------------

                                                                           11/30/2018       5/31/2018
-----------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                   $   16,104      $   68,402
   Net realized gain on investments                                            62,005         254,122
   Net realized loss on foreign currency transactions                            (471)           (278)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                           (424,393)         29,496
       Foreign capital gains tax                                                 (350)         (3,453)
       Foreign currency translations                                               45            (337)
                                                                           --------------------------
       Increase (decrease) in net assets resulting from operations           (347,060)        347,952
                                                                           --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
       Fund Shares                                                                  -         (56,643)
       Institutional Shares                                                         -         (76,632)
       Adviser Shares                                                               -            (230)
       R6 Shares*                                                                   -               -
                                                                           --------------------------
          Distributions to shareholders                                             -        (133,505)
                                                                           --------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
       Fund Shares                                                            (27,443)         90,583
       Institutional Shares                                                  (148,559)        (84,177)
       Adviser Shares                                                              45             167
       R6 Shares*                                                               5,000               -
                                                                           --------------------------
          Total net increase (decrease) in net assets from
             capital share transactions                                      (170,957)          6,573
                                                                           --------------------------
       Net increase (decrease) in net assets                                 (518,017)        221,020

NET ASSETS
   Beginning of period                                                      4,233,402       4,012,382
                                                                           --------------------------
   End of period                                                           $3,715,385      $4,233,402
                                                                           ==========================

*R6 Shares commenced operations on August 17, 2018.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

The Fund consists of four classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), International Fund Adviser Shares (Adviser Shares), and effective August 17, 2018, a new share class designated International Fund R6 Shares (R6 Shares).

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

        calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. Effective September 30, 2018, the commission recapture program ended. For the

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

    six-month period ended November 30, 2018, (and for the period from August 17, 2018, to November 30, 2018, for the R6 Shares), brokerage commission recapture credits reduced the expenses of the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares each by less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $16,000, which represents 5.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                         NET
                                       GROSS           GROSS          UNREALIZED
                                     UNREALIZED      UNREALIZED      APPRECIATION/
FUND                                APPRECIATION    DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------
USAA International Fund            $913,084,000    $(250,188,000)   $662,896,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $652,981,000 and $798,214,000, respectively.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                      NON-CASH COLLATERAL                CASH COLLATERAL
------------------------------------------------------------------------------------
$109,033,000(1)                      $3,185,000                      $114,104,000

(1)Includes $4,306,000 of securities on loan that were sold prior to November 30, 2018.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                             SIX-MONTH PERIOD ENDED              YEAR ENDED
                                                NOVEMBER 30, 2018               MAY 31, 2018
------------------------------------------------------------------------------------------------
                                            SHARES            AMOUNT       SHARES         AMOUNT
                                            ----------------------------------------------------
FUND SHARES:
Shares sold                                  3,405         $ 109,054        8,359      $ 276,668
Shares issued from reinvested dividends          -                 -        1,684         55,642
Shares redeemed                             (4,274)         (136,497)      (7,313)      (241,727)
                                            ----------------------------------------------------
Net increase (decrease) from capital
  share transactions                          (869)        $ (27,443)       2,730      $  90,583
                                            ====================================================
INSTITUTIONAL SHARES:
Shares sold                                  3,897         $ 123,361        7,053      $ 231,611
Shares issued from reinvested dividends          -                 -        2,325         76,603
Shares redeemed                             (8,703)         (271,920)     (11,873)      (392,391)
                                            ----------------------------------------------------
Net decrease from capital
  share transactions                        (4,806)        $(148,559)      (2,495)     $ (84,177)
                                            ====================================================
ADVISER SHARES:
Shares sold                                      4         $     148            5      $     175
Shares issued from reinvested dividends          -                 -            -              2
Shares redeemed                                 (3)             (103)           -            (10)
                                            ----------------------------------------------------
Net increase from capital
  share transactions                             1         $      45            5      $     167
                                            ====================================================
R6 SHARES*:
Shares sold                                    156         $   5,000            -      $       -
Shares issued from reinvested dividends          -                 -            -              -
Shares redeemed                                  -                 -            -              -
                                            ----------------------------------------------------
Net increase from capital
  share transactions                           156         $   5,000            -      $       -
                                            ====================================================

* R6 Shares commenced operations on August 17, 2018.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of funds within the Lipper International Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on August 17, 2018, and includes the performance of the Fund Shares for periods prior to August 17, 2018. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                          ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                       (IN BASIS POINTS)(1)
    -----------------------------------------------------------------
    +/- 100 to 400                             +/- 4
    +/- 401 to 700                             +/- 5
    +/- 701 and greater                        +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $15,383,000, which included a 0.01% performance adjustment for the Institutional Shares of $68,000. For the six-month period ended November 30, 2018, (and for the period from August 17, 2018, to November 30, 2018, for the R6 Shares) the Fund Shares, Adviser Shares and R6 Shares did not incur any performance adjustment.

SUBADVISORY ARRANGEMENT(s) - The Manager entered into Investment Subadvisory Agreements with Lazard Asset Management LLC (Lazard), MFS Investment Management
(MFS), and Wellington Management Company LLP (Wellington Management) under which Lazard, MFS, and Wellington Management each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). These arrangements provide for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.48% for assets up to $100 million, 0.45% for assets over $100 million up to $250 million, 0.37% for assets over $250 million up to $600 million, and 0.34% for assets over $600 million on the portion of the Fund's average daily net assets that Lazard manages. Prior to October 1, 2018, the Manager (not the Fund) paid Lazard a subadvisory fee in the annual amount of 0.50% for assets up to $100 million, 0.45% for assets over $100 million up to $250 million, 0.40% for assets over $250 million up to $600 million, and 0.375% for assets over $600 million on the portion of the Fund's average daily net assets that Lazard managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Lazard, of $1,328,000.

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average daily net assets in the USAA International Fund and the USAA World Growth Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, 0.25% on assets over $3 billion and up to $4 billion, and 0.225% on assets over $4 billion on the portion of the Fund's average daily net assets that MFS manages. Prior to October 1, 2018, the Manager (not the Fund) paid MFS a subadvisory fee based on the aggregate average daily net assets in the USAA International Fund and the USAA World Growth Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% on assets over $2 billion up to $3 billion, and 0.25% on assets over $3 billion on the portion of the Fund's average daily net assets that MFS managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to MFS, of $4,017,000.

The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% on the first $700 million and 0.425% on assets over $700 million of the portion of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $1,771,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the R6 Shares. For the six-month period ended November 30, 2018, (and for the period from August 17, 2018, to November 30, 2018, for the R6 Shares) the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,361,000, $1,129,000, $6,000, and $1,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Manager $50,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 1.35% and 0.85%, respectively, of its average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2018, (and for the period from August 17, 2018, to November 30, 2018, for the R6 Shares), the Fund incurred reimbursable expenses from the Manager for the Adviser Shares and R6 Shares of $3,000 and $36,000, respectively, of which $4,000 was receivable from the Manager.

TRANSFER AGENT's FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2018, (and for the period from August 17, 2018, to November 30, 2018, for the R6 Shares), the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $1,103,000, $1,129,000, less than $500, and less than $500, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares'

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed on usaa.com. As of November 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                0.3
Cornerstone Equity                                                      1.0
Target Retirement 2020                                                  0.9
Target Retirement 2030                                                  2.7
Target Retirement 2040                                                  3.6
Target Retirement 2050                                                  2.2
Target Retirement 2060                                                  0.2
Target Retirement Income                                                0.4

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 240,000 Adviser Shares and 156,000 R6 Shares, which represents 96.2% of the Adviser Shares outstanding, 100.0% of the R6 Shares outstanding, and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
--------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

46  | USAA INTERNATIONAL FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                            ----------------------------------------------------------------------------------------
                                  2018              2018           2017           2016           2015           2014
                            ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    32.82        $    31.16     $    26.40     $    30.90     $    31.25     $    27.29
                            ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .13               .60            .42            .35(a)         .38            .34(a)
  Net realized and
    unrealized gain (loss)       (2.87)             2.08           4.76          (3.34)(a)        .16           3.86(a)
                            ----------------------------------------------------------------------------------------
Total from investment
  operations                     (2.74)             2.68           5.18          (2.99)(a)        .54           4.20(a)
                            ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -              (.63)          (.42)          (.37)          (.50)          (.24)
  Realized capital gains             -              (.39)             -          (1.14)          (.39)             -
                            ----------------------------------------------------------------------------------------
Total distributions                  -             (1.02)          (.42)         (1.51)          (.89)          (.24)
                            ----------------------------------------------------------------------------------------
Net asset value at
  end of period             $    30.08        $    32.82     $    31.16     $    26.40     $    30.90     $    31.25
                            ========================================================================================
Total return (%)*                (8.35)             8.61          19.87          (9.75)          1.97          15.44
Net assets at end
  of period (000)           $1,693,381        $1,876,020     $1,696,372     $1,430,667     $1,958,773     $1,836,335
Ratios to average
  daily net assets:**
  Expenses (%)(b)                 1.07(c),(d)       1.08(d)        1.11(d)        1.13(d)        1.12           1.16(d)
  Net investment
    income (%)                     .75(c)           1.58           1.33           1.27           1.42           1.16
Portfolio turnover (%)              16                36             40             62(e)          17             14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $1,808,923,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                            ----------------------------------------------------------------------------------------
                                  2018              2018           2017           2016           2015           2014
                            ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    32.72        $    31.07     $    26.34     $    30.82     $    31.17     $    27.23
                            ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .15               .64            .45            .47(a)         .46            .38
  Net realized and
    unrealized gain (loss)       (2.87)             2.06           4.74          (3.42)(a)        .12           3.85
                            ----------------------------------------------------------------------------------------
Total from investment
  operations                     (2.72)             2.70           5.19          (2.95)(a)        .58           4.23
                            ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -              (.66)          (.46)          (.39)          (.54)          (.29)
  Realized capital gains             -              (.39)             -          (1.14)          (.39)             -
                            ----------------------------------------------------------------------------------------
Total distributions                  -             (1.05)          (.46)         (1.53)          (.93)          (.29)
                            ----------------------------------------------------------------------------------------
Net asset value at
  end of period             $    30.00        $    32.72     $    31.07     $    26.34     $    30.82     $    31.17
                            ========================================================================================
Total return (%)*                (8.31)             8.68          19.97          (9.61)          2.11          15.60
Net assets at end of
  period (000)              $2,009,845        $2,349,281     $2,308,470     $1,996,349     $1,735,756     $1,720,967
Ratios to average
  daily net assets:**
  Expenses (%)(b)                 1.00(c),(d)       1.00(d)        1.00(d)        1.00(d)         .99           1.01(d)
  Net investment
    income (%)                     .82(c)           1.62           1.43           1.74           1.53           1.33
Portfolio turnover (%)              16                36             40             62(e)          17             14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $2,251,183,000.
(a) Calculated using average shares.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

48  | USAA INTERNATIONAL FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                            ------------------------------------------------------------------------------------
                              2018              2018           2017           2016           2015           2014
                            ------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $32.67            $31.04         $26.31         $30.77         $31.13         $27.17
                            ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income        .07               .53            .35            .31            .32            .25
  Net realized and
    unrealized gain (loss)   (2.84)             2.04           4.74          (3.35)           .12           3.84
                            ------------------------------------------------------------------------------------
Total from investment
  operations                 (2.77)             2.57           5.09          (3.04)           .44           4.09
                            ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          -              (.55)          (.36)          (.28)          (.41)          (.13)
  Realized capital gains         -              (.39)             -          (1.14)          (.39)             -
                            ------------------------------------------------------------------------------------
Total distributions              -              (.94)          (.36)         (1.42)          (.80)          (.13)
                            ------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests        -                 -              -            .00(a)           -              -
                            ------------------------------------------------------------------------------------
Net asset value at
  end of period             $29.90            $32.67         $31.04         $26.31         $30.77         $31.13
                            ====================================================================================
Total return (%)*            (8.48)             8.29          19.58          (9.94)          1.62          15.10
Net assets at end of
  period (000)              $7,457            $8,101         $7,540         $6,362         $7,481         $7,698
Ratios to average
  daily net assets:**
  Expenses (%)(b)             1.35(c),(d)       1.35(d)        1.35(d)        1.37(d),(e)    1.44(f)        1.46(d)
  Expenses, excluding
    reimbursements (%)(b)     1.43(c),(d)       1.42(d)        1.51(d)        1.46(d)        1.51           1.46(d)
  Net investment income (%)    .46(c)           1.29           1.08           1.14           1.07            .85
Portfolio turnover (%)          16                36             40             62(g)          17             14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $7,884,000.
(a) Represents less than $0.01 per share.
(b) Does not include acquired fund fees, if any.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Prior to October 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.40% of the Adviser Shares' average daily net assets.
(f) Prior to October 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.55% of the Adviser Shares' average daily net assets.
(g) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

R6 SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                           PERIOD ENDED
                                                                                           NOVEMBER 30,
                                                                                           ------------
                                                                                                2018***
                                                                                           ------------
Net asset value at beginning of period                                                        $32.01
                                                                                              ------
Income (loss) from investment operations:
  Net investment income                                                                          .06
  Net realized and unrealized loss                                                             (1.97)
                                                                                              ------
Total from investment operations                                                               (1.91)
                                                                                              ------
Less distributions from:
  Net investment income                                                                            -
  Realized capital gains                                                                           -
                                                                                              ------
Total distributions                                                                                -
                                                                                              ------
  Net asset value at end of period                                                            $30.10
                                                                                              ======
Total return (%)*                                                                              (5.97)
Net assets at end of period (000)                                                             $4,702
Ratios to average daily net assets:**
  Expenses (%)(a)                                                                                .85(b),(c)
  Expenses, excluding reimbursements (%)(a)                                                     3.49(b),(c)
  Net investment income (%)                                                                      .73(b)
Portfolio turnover (%)                                                                            16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended November 30, 2018, average daily net assets were $4,887,000.
*** R6 Shares commenced operations on August 17, 2018.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the R6 Shares before reductions of any expenses paid indirectly. The R6 Shares' expenses paid indirectly decreased the expense ratios by 0.01%.

================================================================================

50  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)
--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018, for Fund Shares, Institutional Shares, and Adviser Shares and the period of August 17, 2018, through November 30, 2018, for R6 Shares.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                         EXPENSES PAID
                                           BEGINNING               ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2018 -
                                          JUNE 1, 2018        NOVEMBER 30, 2018        NOVEMBER 30, 2018
                                          --------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00             $  916.50                   $5.14
Hypothetical
 (5% return before expenses)                 1,000.00              1,019.70                    5.42

INSTITUTIONAL SHARES
Actual                                       1,000.00                916.90                    4.81
Hypothetical
 (5% return before expenses)                 1,000.00              1,020.05                    5.06

ADVISER SHARES
Actual                                       1,000.00                915.20                    6.48
Hypothetical
 (5% return before expenses)                 1,000.00              1,018.30                    6.83

R6 SHARES**
Actual                                       1,000.00                940.30                    2.33
Hypothetical
 (5% return before expenses)                 1,000.00              1,011.71                    2.41

 * Expenses are equal to the annualized expense ratio of 1.07% for Fund
   Shares, 1.00% for Institutional Shares, 1.35% for Adviser Shares, and 0.85% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period) or 103 days/365 days for R6 Shares (to reflect the current period beginning with the R6 Shares' inception date). The Fund's actual ending account values are based on its actual total returns of (8.35)% for Fund Shares, (8.31)% for Institutional Shares, and (8.48)% for Adviser Shares for the six-month period of June 1, 2018, through November 30, 2018, and (5.97)% for R6 Shares, for the period of August 17, 2018, through November 30, 2018.

** R6 Shares commenced operations on August 17, 2018.

================================================================================

52  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
23410-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                      [GRAPHIC OF  USAA MANAGED ALLOCATION FUND]

================================================================================

   SEMIANNUAL REPORT
   USAA MANAGED ALLOCATION FUND (UMAFX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                                    2

   Notes to Portfolio of Investments                                           3

   Financial Statements                                                        4

   Notes to Financial Statements                                               7

   Financial Highlights                                                       17

EXPENSE EXAMPLE                                                               18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                         [PIE CHART OF ASSET ALLOCATION]

DOMESTIC EXCHANGE-TRADED FUNDS                                             49.4%
FIXED-INCOME EXCHANGE-TRADED FUNDS                                         26.0%
INTERNATIONAL EXCHANGE-TRADED FUNDS                                        24.7%

                                   [END PIE CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (100.1%)

              EXCHANGE-TRADED FUNDS (100.1%)

              DOMESTIC EXCHANGE-TRADED FUNDS (49.4%)
   690,780    iShares Core S&P 500 ETF                                                               $192,037
 1,188,670    iShares Russell 2000 ETF                                                                181,415
                                                                                                     --------
                                                                                                      373,452
                                                                                                     --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (26.0%)
 6,552,960    SPDR Portfolio Short Term Corporate Bond ETF                                            197,113
                                                                                                     --------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (24.7%)
 3,167,740    iShares Core MSCI EAFE ETF                                                              186,833
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $786,113)                                            757,398
                                                                                                     --------
              Total Equity Securities (cost: $786,113)                                                757,398
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $786,113)                                                     $757,398
                                                                                                     ========

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1          LEVEL 2         LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds                         $757,398              $-              $-             $757,398
-------------------------------------------------------------------------------------------------------------
Total                                           $757,398              $-              $-             $757,398
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA MANAGED ALLOCATION FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.7% of net assets at November 30, 2018.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

   See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  3

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $786,113)              $757,398
   Receivables:
      Capital shares sold                                                          136
      Interest                                                                       3
      Securities sold                                                              150
                                                                              --------
          Total assets                                                         757,687
                                                                              --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                      440
      Bank overdraft                                                                16
   Accrued management fees                                                         373
   Other accrued expenses and payables                                              97
                                                                              --------
          Total liabilities                                                        926
                                                                              --------
             Net assets applicable to capital shares outstanding              $756,761
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $777,319
   Distributable earnings loss                                                 (20,558)
                                                                              --------
             Net assets applicable to capital shares outstanding              $756,761
                                                                              ========
   Capital shares outstanding, no par value                                     66,709
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  11.34
                                                                              ========

See accompanying notes to financial statements.

================================================================================

4  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                 $  7,125
   Interest                                                                        27
   Securities lending (net)                                                        68
                                                                             --------
      Total income                                                              7,220
                                                                             --------
EXPENSES
   Management fees                                                              2,387
   Administration and servicing fees                                              199
   Transfer agent's fees                                                          199
   Custody and accounting fees                                                     51
   Postage                                                                         36
   Shareholder reporting fees                                                       6
   Trustees' fees                                                                  18
   Registration fees                                                               18
   Professional fees                                                               39
   Other                                                                            7
                                                                             --------
      Total expenses                                                            2,960
                                                                             --------
NET INVESTMENT INCOME                                                           4,260
                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                            5,958
   Change in net unrealized appreciation/(depreciation)                       (55,240)
                                                                             --------
      Net realized and unrealized loss                                        (49,282)
                                                                             --------
   Decrease in net assets resulting from operations                          $(45,022)
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  5

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended May 31,
2018

-----------------------------------------------------------------------------------------------

                                                                        11/30/2018    5/31/2018
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $  4,260     $ 14,905
   Net realized gain on investments                                          5,958       55,445
   Change in net unrealized
      appreciation/(depreciation) of investments                           (55,240)     (24,697)
                                                                          ---------------------
      Increase (decrease) in net assets resulting from operations          (45,022)      45,653
                                                                          ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                          -      (19,156)
                                                                          ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                42,826       87,769
   Reinvested dividends                                                          -       19,156
   Cost of shares redeemed                                                 (49,552)     (90,792)
                                                                          ---------------------
      Increase (decrease) in net assets from capital
         share transactions                                                 (6,726)      16,133
                                                                          ---------------------
   Net increase (decrease) in net assets                                   (51,748)      42,630

NET ASSETS
   Beginning of period                                                     808,509      765,879
                                                                          ---------------------
   End of period                                                          $756,761     $808,509
                                                                          =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                               3,621        7,181
   Shares issued for dividends reinvested                                        -        1,570
   Shares redeemed                                                          (4,214)      (7,429)
                                                                          ---------------------
      Increase (decrease) in shares outstanding                               (593)       1,322
                                                                          =====================

See accompanying notes to financial statements.

================================================================================

6  | USAA MANAGED ALLOCATION FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is currently available for investment through a USAA discretionary managed account program or other persons or legal entities that the Fund may approve from time to time.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  7

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices

================================================================================

8  | USAA MANAGED ALLOCATION FUND

================================================================================

       generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

    5. Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

10  | USAA MANAGED ALLOCATION FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $3,000, which represents 1.0% of the total fees paid to

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had net capital loss carryforwards of $898,000 for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used. Late year losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended May 31, 2018, the Fund deferred to June 1, 2018, late year losses of $1,163,000.

                              CAPITAL LOSS CARRYFORWARDS
                       --------------------------------------
                                     TAX CHARACTER
                       --------------------------------------
                       (NO EXPIRATION)                BALANCE
                       ---------------               --------
                         Short-Term                  $      -
                         Long-Term                    898,000
                                                     --------
                         Total                       $898,000
                                                     ========

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                                    NET
                                      GROSS                 GROSS                UNREALIZED
                                    UNREALIZED            UNREALIZED            APPRECIATION/
FUND                               APPRECIATION          DEPRECIATION          (DEPRECIATION)
---------------------------------------------------------------------------------------------
USAA Managed Allocation Fund       $2,429,000            $(31,144,000)         $(28,715,000)

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $618,182,000 and $619,898,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2018, the Fund had no securities on loan.

(6) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $2,387,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average daily net assets for the fiscal year. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $199,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average daily net assets for the fiscal year. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $199,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(9) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(10) RECENTLY ADOPTED ACCOUNTING STANDARD
In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 NOVEMBER 30,                            YEAR ENDED MAY 31,
                                 ---------------------------------------------------------------------------------------
                                     2018           2018          2017           2016               2015            2014
                                 ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $  12.01       $  11.61      $  10.90       $  11.99         $    11.99      $    11.32
                                 ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .06            .23           .24            .24(a)             .23             .20
  Net realized and
    unrealized gain (loss)           (.73)           .46           .72           (.97)(a)            .00(b)          .66
                                 ---------------------------------------------------------------------------------------
Total from investment
  operations                         (.67)           .69           .96           (.73)(a)            .23             .86
                                 ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 -           (.29)         (.25)          (.21)              (.23)           (.18)
  Realized capital gains                -              -             -           (.15)                 -            (.01)
                                 ---------------------------------------------------------------------------------------
Total distributions                     -           (.29)         (.25)          (.36)              (.23)           (.19)
                                 ---------------------------------------------------------------------------------------
Net asset value at
  end of period                  $  11.34       $  12.01      $  11.61       $  10.90         $    11.99      $    11.99
                                 =======================================================================================
Total return (%)*                   (5.58)          5.91          8.94          (6.13)              1.98            7.65
Net assets at
  end of period (000)            $756,761       $808,509      $765,879       $708,592         $1,398,614      $1,219,192
Ratios to average
  daily net assets:**
  Expenses (%)(c)                     .74(d)         .74           .76            .75                .74             .73(e)
  Net investment income(%)           1.07(d)        1.83          2.13           2.09               2.04            1.80
Portfolio turnover(%)                  78             97(f)        194(i)          90(g)              35(h)           65

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $793,119,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Does not include acquired fund fees, if any.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by 0.01%.
(f) Reflects a return to normal trading levels after a prior year transition or allocation shift.
(g) Reflects increased trading activity due to large shareholder redemptions.
(h) Reflects overall decrease in purchases and sales of securities.
(i) Reflects an increase in trading activity due to asset allocation shifts.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  17

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING             ENDING               DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE           JUNE 1, 2018 -
                                        JUNE 1, 2018       NOVEMBER 30, 2018       NOVEMBER 30, 2018
                                       -------------------------------------------------------------
Actual                                   $1,000.00              $  944.20                 $3.61

Hypothetical
  (5% return before expenses)             1,000.00               1,021.36                  3.75

*Expenses are equal to the Fund's annualized expense ratio of 0.74%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of (5.58)% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

                                                           EXPENSE EXAMPLE |  19

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

================================================================================

         SEMIANNUAL REPORT
         USAA PRECIOUS METALS AND MINERALS FUND
         FUND SHARES (USAGX) o INSTITUTIONAL SHARES (UIPMX)
         o ADVISER SHARES (UPMMX)
         NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          6

    Financial Statements                                                       8

    Notes to Financial Statements                                             12

    Financial Highlights                                                      28

EXPENSE EXAMPLE                                                               31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 EQUITY HOLDINGS - 11/30/18 o
                                  (% of Net Assets)

Randgold Resources Ltd. ADR ..............................................  6.5%
Newmont Mining Corp. .....................................................  5.4%
Agnico Eagle Mines Ltd. ..................................................  5.2%
Pan American Silver Corp. ................................................  4.4%
Wheaton Precious Metals Corp. ............................................  4.4%
OceanaGold Corp. .........................................................  4.1%
Northern Star Resources Ltd. .............................................  3.7%
Kirkland Lake Gold Ltd. ..................................................  3.3%
Newcrest Mining Ltd. .....................................................  3.3%
Cia de Minas Buenaventura S.A. ADR  ......................................  2.9%

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                         o PORTFOLIO COMPOSITION* - 11/30/18 o
                                 (% of Net Assets)

                      [PIE CHART OF PORTFOLIO COMPOSITION]

GOLD                                                                       87.0%
SILVER                                                                     11.3%
DIVERSIFIED METALS & MINING                                                 0.5%

                                 [END PIE CHART]

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.8%)

              COMMON STOCKS (98.8%)

              BASIC MATERIALS (98.8%)
              -----------------------
              MINING (98.8%)
    650,000   Agnico Eagle Mines Ltd.                                                             $ 22,828
  7,500,000   Alacer Gold Corp.(a)                                                                  11,685
  3,105,200   Alamos Gold, Inc. "A"                                                                  9,979
     40,000   AXMIN, Inc., acquired 6/03/2008; cost $159(b),(c)                                          8
    200,000   AXMIN, Inc.(b)                                                                            40
  4,600,000   B2Gold Corp.(a)                                                                       11,321
    250,000   Barrick Gold Corp.(d)                                                                  3,188
  6,500,000   Centamin plc                                                                           8,610
  2,650,000   Centerra Gold, Inc.(a)                                                                10,770
    900,000   Cia de Minas Buenaventura S.A. ADR                                                    12,726
  1,750,000   Continental Gold, Inc.(a)                                                              2,766
  2,350,000   Dacian Gold Ltd.(a),(d)                                                                3,573
    810,000   Detour Gold Corp.(a)                                                                   6,017
 13,200,000   Doray Minerals Ltd.(a)                                                                 2,991
  4,800,000   Dundee Precious Metals, Inc.(a),(d)                                                   12,355
  7,000,000   Eldorado Gold Corp.(a),(d)                                                             3,973
    800,000   Endeavour Mining Corp.(a),(d)                                                          9,971
    100,000   Franco-Nevada Corp.                                                                    6,891
    600,000   Fresnillo plc                                                                          5,760
  9,374,990   Gascoyne Resources Ltd.(a),(d)                                                           624
  2,700,000   Gold Fields Ltd. ADR                                                                   7,911
    850,000   Goldcorp, Inc.                                                                         7,888
  1,920,000   Golden Star Resources Ltd.(a),(d)                                                      5,664
  8,566,400   Great Basin Gold Ltd.(a),(e),(f)                                                           -
  6,500,000   Great Basin Gold Ltd., acquired 3/30/2012; cost $4,455(a),(b),(c),(e),(f)                  -
  1,700,000   Guyana Goldfields, Inc.(a),(d)                                                         1,727
  1,800,000   IAMGOLD Corp.(a)                                                                       5,490
  1,081,500   Ivanhoe Mines Ltd. "A"(a),(d)                                                          2,157
  7,063,636   Kingsgate Consolidated Ltd.(a)                                                           878
  3,900,000   Kinross Gold Corp.(a)                                                                 10,569
    700,000   Kirkland Lake Gold Ltd.                                                               14,509
    750,000   MAG Silver Corp.(a),(d)                                                                5,069
  5,757,622   Nautilus Minerals, Inc., acquired 2/02/2007-4/06/2016; cost $4,261(a),(b),(c),(d)        217

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
    950,000   Newcrest Mining Ltd.                                                                $ 14,408
    730,000   Newmont Mining Corp.                                                                  23,608
    375,000   Northern Star Mining Ltd.(b),(e),(f)                                                       -
  2,800,000   Northern Star Resources Ltd.                                                          16,331
  6,200,000   OceanaGold Corp.                                                                      18,059
    535,700   Osisko Gold Royalties Ltd.(d)                                                          4,020
  1,510,000   Pan American Silver Corp.                                                             19,479
 11,800,000   Perseus Mining Ltd.(a)                                                                 3,020
 10,450,000   Perseus Mining Ltd.(a)                                                                 2,674
    600,000   Pretium Resources, Inc.(a),(d)                                                         4,266
 12,500,000   Ramelius Resources Ltd.(a)                                                             3,517
    360,000   Randgold Resources Ltd. ADR                                                           28,861
  3,500,000   Roxgold, Inc.(a)                                                                       2,107
     85,000   Royal Gold, Inc.                                                                       6,218
  4,900,000   Saracen Mineral Holdings Ltd.(a)                                                       8,846
  4,300,000   SEMAFO, Inc.(a),(d)                                                                    7,767
    700,000   SSR Mining, Inc.(a)                                                                    7,448
  3,800,000   St. Barbara Ltd.                                                                      12,332
  2,400,000   Tahoe Resources, Inc.(a),(d)                                                           8,490
    800,000   Torex Gold Resources, Inc.(a)                                                          6,280
  3,400,000   Westgold Resources Ltd.(a)                                                             2,473
  1,240,000   Wheaton Precious Metals Corp.                                                         19,394
  3,700,000   Yamana Gold, Inc.                                                                      7,696
                                                                                                  --------
              Total Basic Materials                                                                435,449
                                                                                                  --------
              Total Common Stocks (cost: $676,695)                                                 435,449
                                                                                                  --------

              WARRANTS (0.0%)

              BASIC MATERIALS (0.0%)
              ----------------------
              MINING (0.0%)
    779,738   Westgold Resources Ltd.(a),(d) (cost: $0)                                                 13
                                                                                                  --------
              Total Equity Securities (cost: $676,695)                                             435,462
                                                                                                  --------

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON
(000)                                                                     RATE          MATURITY
----------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.3%)

              COMMERCIAL PAPER (1.3%)
$     4,017   CABOT Corp.(g)                                               2.45%       12/03/2018    4,017
      1,785   CSLB Holdings, Inc.(g)                                       2.60        12/03/2018    1,785
                                                                                                  --------
              Total Commercial Paper (cost: $5,802)                                                  5,802
                                                                                                  --------

================================================================================

4  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
        764   State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(h)
                (cost: $1)                                                                        $      1
                                                                                                  --------
              Total Money Market Instruments (cost: $5,803)                                          5,803
                                                                                                  --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (3.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.3%)
    809,350   HSBC U.S. Government Money Market Fund Class I, 2.13%(h)                                 809
  4,094,106   Invesco Government & Agency Portfolio Institutional Class, 2.12%(h)                    4,094
  9,373,447   Western Asset Institutional Government Reserves Institutional Class, 2.10%(h)          9,374
                                                                                                  --------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $14,277)                                                   14,277
                                                                                                  --------

              TOTAL INVESTMENTS (COST: $696,775)                                                  $455,542
                                                                                                  ========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1             LEVEL 2          LEVEL 3           TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $410,754             $24,695               $-        $435,449
  Warrants                                         13                   -                -              13

Money Market Instruments:
  Commercial Paper                                  -               5,802                -           5,802
  Government & U.S. Treasury
    Money Market Funds                              1                   -                -               1

Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                         14,277                   -                -          14,277
----------------------------------------------------------------------------------------------------------
Total                                        $425,045             $30,497               $-        $455,542
----------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 86.2% of net assets at November 30, 2018.

o  CATEGORIES AND DEFINITIONS

   COMMERCIAL PAPER - Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

   WARRANTS - Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

6  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

o  SPECIFIC NOTES

   (a) Non-income-producing security.

   (b) Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

   (c) Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at November 30, 2018, was $225,000, which represented less than 0.1% of the Fund's net assets.

   (d) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (e) Security was fair valued at November 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

   (f) Security was classified as Level 3.

   (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

   (h) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  7

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
      securities on loan of $20,953) (cost of $696,775)                                         $  455,542
   Cash denominated in foreign currencies (identified cost of $120)                                    119
   Receivables:
      Capital shares sold                                                                              187
      USAA Asset Management Company (Note 7)                                                             2
      Dividends and interest                                                                           237
      Other                                                                                             29
                                                                                                ----------
         Total assets                                                                              456,116
                                                                                                ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                              14,277
      Capital shares redeemed                                                                           97
   Accrued management fees                                                                             279
   Accrued transfer agent's fees                                                                        45
   Other accrued expenses and payables                                                                 770
                                                                                                ----------
         Total liabilities                                                                          15,468
                                                                                                ----------
            Net assets applicable to capital shares outstanding                                 $  440,648
                                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $1,400,650
   Distributable earnings loss                                                                    (960,002)
                                                                                                ----------
            Net assets applicable to capital shares outstanding                                 $  440,648
                                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $414,751/39,996 capital shares
         outstanding, no par value)                                                             $    10.37
                                                                                                ==========
      Institutional Shares (net assets of $11,133/1,054 capital shares
         outstanding, no par value)                                                             $    10.56
                                                                                                ==========
      Adviser Shares (net assets of $14,764/1,438 capital shares
         outstanding, no par value)                                                             $    10.27
                                                                                                ==========

See accompanying notes to financial statements.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $126)                                            $    1,681
   Interest                                                                                             56
   Securities lending (net)                                                                            169
                                                                                                ----------
      Total income                                                                                   1,906
                                                                                                ----------
EXPENSES
   Management fees                                                                                   1,878
   Administration and servicing fees:
      Fund Shares                                                                                      352
      Institutional Shares                                                                               5
      Adviser Shares                                                                                    12
   Transfer agent's fees:
      Fund Shares                                                                                      774
      Institutional Shares                                                                               5
      Adviser Shares                                                                                     2
   Distribution and service fees (Note 7):
      Adviser Shares                                                                                    19
   Custody and accounting fees:
      Fund Shares                                                                                       68
      Institutional Shares                                                                               2
      Adviser Shares                                                                                     2
   Postage:
      Fund Shares                                                                                       36
      Adviser Shares                                                                                     2
   Shareholder reporting fees:
      Fund Shares                                                                                       21
   Trustees' fees                                                                                       18
   Registration fees:
      Fund Shares                                                                                       13
      Institutional Shares                                                                              15
      Adviser Shares                                                                                     8
   Professional fees                                                                                    51
   Other                                                                                                10
                                                                                                ----------
         Total expenses                                                                              3,293

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

   Expenses reimbursed:
      Institutional Shares                                                                       $     (16)
                                                                                                 ---------
         Net expenses                                                                                3,277
                                                                                                 ---------
NET INVESTMENT LOSS                                                                                 (1,371)
                                                                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized (loss) on:
      Investments                                                                                  (11,699)
      Foreign currency transactions                                                                    (84)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                  (93,925)
      Foreign capital gains tax                                                                        307
      Foreign currency translations                                                                     65
                                                                                                 ---------
         Net realized and unrealized loss                                                         (105,336)
                                                                                                 ---------
   Decrease in net assets resulting from operations                                              $(106,707)
                                                                                                 =========

See accompanying notes to financial statements.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended May 31,
2018

----------------------------------------------------------------------------------------------------------

                                                                            11/30/2018           5/31/2018
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                       $  (1,371)           $ (2,121)
   Net realized loss on investments                                            (11,699)            (45,754)
   Net realized gain (loss) on foreign currency transactions                       (84)                 35
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                              (93,925)             45,231
      Foreign capital gains tax                                                    307                 330
      Foreign currency translations                                                 65                 (78)
                                                                             -----------------------------
      Decrease in net assets resulting from operations                        (106,707)             (2,357)
                                                                             -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
   Fund Shares                                                                       -                   -
   Institutional Shares                                                              -                   -
   Adviser Shares                                                                    -                   -
                                                                             -----------------------------
      Distributions to shareholders                                                  -                   -
                                                                             -----------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
TRANSACTIONS (NOTE 6)
   Fund Shares                                                                 (25,342)            (42,328)
   Institutional Shares                                                         10,144                 794
   Adviser Shares                                                                1,088              (1,361)
                                                                             -----------------------------
      Total net decrease in net assets from capital
         share transactions                                                    (14,110)            (42,895)
                                                                             -----------------------------
   Net decrease in net assets                                                 (120,817)            (45,252)

NET ASSETS
   Beginning of period                                                         561,465             606,717
                                                                             -----------------------------
   End of period                                                             $ 440,648            $561,465
                                                                             =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

        equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $2,000, which represents 0.6% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had net capital loss carryforwards of $669,724,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                         --------------------------------
                                    TAX CHARACTER
                         --------------------------------
                         (NO EXPIRATION)        BALANCE
                         ---------------     ------------
                         Short-Term          $ 15,268,000
                         Long-Term            654,456,000
                                             ------------
                         Total               $669,724,000
                                             ============

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:

                                                                                      NET
                                        GROSS                 GROSS                UNREALIZED
                                      UNREALIZED            UNREALIZED            APPRECIATION/
FUND                                 APPRECIATION          DEPRECIATION          (DEPRECIATION)
-----------------------------------------------------------------------------------------------
USAA Precious Metals And
  Minerals Fund                      $84,973,000          $(326,206,000)         $(241,233,000)

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $21,790,000 and $41,272,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
   $20,953,000                       $9,254,000                      $14,277,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED             YEAR ENDED
                                               NOVEMBER 30, 2018              MAY 31, 2018
-----------------------------------------------------------------------------------------------
                                            SHARES           AMOUNT       SHARES         AMOUNT
                                            ---------------------------------------------------
FUND SHARES:
Shares sold                                  2,249         $ 25,360        4,942      $  63,796
Shares issued from
  reinvested dividends                           -                -            -              -
Shares redeemed                             (4,301)         (50,702)      (8,177)      (106,124)
                                            ---------------------------------------------------
Net decrease from capital
  share transactions                        (2,052)        $(25,342)      (3,235)     $ (42,328)
                                            ===================================================
INSTITUTIONAL SHARES:
Shares sold                                  1,640         $ 19,742          540      $   7,202
Shares issued from
  reinvested dividends                           -                -            -              -
Shares redeemed                               (864)          (9,598)        (483)        (6,408)
                                            ---------------------------------------------------
Net increase from
  capital share transactions                   776         $ 10,144           57      $     794
                                            ===================================================
ADVISER SHARES:
Shares sold                                    274         $  2,989          397      $   5,038
Shares issued from
  reinvested dividends                           -                -            -              -
Shares redeemed*                              (161)          (1,901)        (501)        (6,399)
                                            ---------------------------------------------------
Net increase (decrease) from
  capital share transactions                   113         $  1,088         (104)     $  (1,361)
                                            ===================================================

* Net of redemption fees, if any.

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2018, the Fund had no subadviser(s).

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Precious Metals Equity Funds Index.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                   ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                (IN BASIS POINTS)(1)
----------------------------------------------------------
+/- 100 to 400                      +/-4
+/- 401 to 700                      +/-5
+/- 701 and greater                 +/-6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $1,878,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $20,000 and $1,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.01% and 0.02% respectively. The Adviser Shares did not incur any performance adjustment.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $352,000, $5,000, and $12,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - Effective June 6, 2018, the Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Institutional Shares to 1.00% of its average daily net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019 without approval of the Board, and may be changed or terminated by the Manager at any time after that date.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

For the six-month period ended November 30, 2018, the Institutional Shares incurred reimbursable expenses of $16,000 of which $2,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $774,000, $5,000, and $2,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) fees - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $19,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 16 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual or semiannual reports may be viewed on usaa.com. As of November 30, 2018, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
Cornerstone Conservative                                               0.1
Cornerstone Equity                                                     0.3
Target Retirement 2030                                                 0.0*
Target Retirement 2040                                                 0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by USAA a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 130,000 Adviser Shares, which represents 9.0% of the Adviser Shares outstanding and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                               YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------------
                                   2018            2018             2017            2016            2015             2014
                               ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  12.87        $  12.93         $  13.90        $  12.29        $  14.12         $  16.69
                               ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  (.03)(a)        (.05)(a)          .14             .08            (.06)(a)         (.02)(a)
  Net realized and
    unrealized gain (loss)        (2.47)(a)        (.01)(a)         (.60)           1.53(b)        (1.61)(a)        (2.53)(a)
                               ------------------------------------------------------------------------------------------
Total from investment
  operations                      (2.50)(a)        (.06)(a)         (.46)           1.61           (1.67)(a)        (2.55)(a)
                               ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -               -             (.51)              -            (.16)            (.02)
                               ------------------------------------------------------------------------------------------
  Net asset value at
    end of period              $  10.37        $  12.87         $  12.93        $  13.90        $  12.29         $  14.12
                               ==========================================================================================
Total return (%)*                (19.43)           (.46)           (2.68)          13.10(b)       (11.77)         (15.26)
Net assets at end
  of period (000)              $414,751        $540,952         $585,515        $647,140        $573,456         $710,487
Ratios to average
  daily net assets:**
  Expenses (%)(c)                  1.33(e)         1.23             1.22            1.33            1.25             1.24(d)
  Net investment
    income(loss) (%)               (.56)(e)        (.36)             .02            (.31)           (.46)            (.13)
Portfolio turnover (%)                4              13               14              17               8               10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $467,814,000.
(a) Calculated using average shares. For the six-month period ended November
    30, 2018, average shares were 40,649,000.
(b) During the year ended May 31, 2016, the Manager reimbursed the Fund
    Shares $50,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Does not include acquired fund fees, if any.
(d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                               YEAR ENDED MAY 31,
                                ----------------------------------------------------------------------------------------
                                   2018            2018             2017             2016           2015            2014
                                ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $ 13.06          $13.07           $13.98          $ 12.34       $  14.17        $  16.77
                                ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)(f)               (.03)           (.01)             .07              .01           (.03)            .02
  Net realized and
    unrealized gain (loss)(f)     (2.47)           0.00(a)          (.47)            1.63(b)       (1.60)          (2.56)
                                ----------------------------------------------------------------------------------------
Total from investment
  operations(f)                   (2.50)           (.01)            (.40)            1.64          (1.63)          (2.54)
                                ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -               -             (.51)               -           (.20)           (.06)
                                ----------------------------------------------------------------------------------------
  Net asset value at
    end of period               $ 10.56          $13.06           $13.07          $ 13.98       $  12.34        $  14.17
                                ========================================================================================
Total return (%)*                (19.14)           (.08)           (2.23)           13.29(b)      (11.46)         (15.11)
Net assets at end
  of period (000)               $11,133          $3,632           $2,893          $14,050       $161,591        $183,768
Ratios to average
  daily net assets:**
  Expenses (%)(c)                  1.00(e),(g)      .89              .76              .99            .99            1.00(d)
  Expenses, excluding
    reimbursements (%)(c)          1.32(e)            -                -                -              -               -
  Net investment
    income(loss) (%)               (.45)(e)        (.07)             .46              .13           (.20)            .11
Portfolio turnover (%)                4              13               14               17              8              10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $10,299,000.
(a) Represents less than $0.01 per share.
(b) During the year ended May 31, 2016, the Manager reimbursed the Institutional Shares $1,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Does not include acquired fund fees, if any.
(d) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Calculated using average shares. For the six-month period ended
    November, 30, 2018, average shares were 832,000.
(g) Effective June 6, 2018, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                               YEAR ENDED MAY 31,
                               -----------------------------------------------------------------------------------------
                                  2018             2018             2017            2016            2015            2014
                               -----------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 12.74          $ 12.82          $ 13.79         $ 12.20         $ 14.01         $ 16.57
                               -----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                 (.03)(a)          .16              .04            (.04)(a)        (.08)(a)        (.05)(a)
  Net realized and
    unrealized gain (loss)       (2.44)(a)         (.24)            (.50)           1.63(a),(b)    (1.58)(a)       (2.51)(a)
                               -----------------------------------------------------------------------------------------
Total from investment
  operations                     (2.47)            (.08)            (.46)           1.59(a)        (1.66)(a)       (2.56)(a)
                               -----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -                -             (.51)              -            (.15)            .00(c)
                               -----------------------------------------------------------------------------------------
Redemption fees added to
  beneficial interests               -              .00(c)           .00(c)          .00(c)          .00(c)          .00(c)
                               -----------------------------------------------------------------------------------------
  Net asset value at
    end of period              $ 10.27          $ 12.74          $ 12.82         $ 13.79         $ 12.20         $ 14.01
                               =========================================================================================
Total return (%)*               (19.39)            (.62)           (2.68)          13.03(b)       (11.83)         (15.45)
Net assets at end of
  period (000)                 $14,764          $16,881          $18,309         $16,873         $12,357         $15,727
Ratios to average
  daily net assets:**
  Expenses (%)(d)                 1.36(g)          1.30             1.30            1.37            1.39(e)         1.40(f)
  Expenses, excluding
    reimbursements (%)(d)         1.36(g)          1.30             1.30            1.37            1.39            1.40(f)
  Net investment loss (%)         (.58)(g)         (.43)            (.04)           (.36)           (.60)           (.31)
Portfolio turnover (%)               4               13               14              17               8              10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $15,428,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2018, average shares were 1,362,000.
(b) During the year ended May 31, 2016, the Manager reimbursed the Adviser Shares $1,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Does not include acquired fund fees, if any.
(e) Prior to October 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.45% of the Adviser Shares' average daily net assets.
(f) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING              ENDING                DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE             JUNE 1, 2018 -
                                       JUNE 1, 2018       NOVEMBER 30, 2018         NOVEMBER 30, 2018
                                       --------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $  805.70                   $6.02

Hypothetical
  (5% return before expenses)            1,000.00               1,018.40                    6.73

INSTITUTIONAL SHARES
Actual                                   1,000.00                 808.60                    4.53

Hypothetical
  (5% return before expenses)            1,000.00               1,020.05                    5.06

ADVISER SHARES
Actual                                   1,000.00                 806.10                    6.16

Hypothetical
  (5% return before expenses)            1,000.00               1,018.25                    6.88

*Expenses are equal to the annualized expense ratio of 1.32% for Fund Shares, 1.00% for Institutional Shares, and 1.14% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (19.43)% for Fund Shares, (19.14)% for Institutional Shares, and (19.39)% for Adviser Shares for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
23408-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

================================================================================

   SEMIANNUAL REPORT
   USAA TREASURY MONEY MARKET TRUST(R) (UATXX)
   NOVEMBER 30, 2018

================================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                           1

FINANCIAL INFORMATION

    Portfolio of Investments                                                  2

    Notes to Portfolio of Investments                                         7

    Financial Statements                                                      8

    Notes to Financial Statements                                            11

    Financial Highlights                                                     20

EXPENSE EXAMPLE                                                              21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o PORTFOLIO MIX - 11/30/18 o
                                (% of Net Assets)

                          [PIE CHART OF PORTFOLIO MIX]

U.S. TREASURY BILLS                                                        57.4%
U.S. TREASURY NOTES                                                        23.9%
REPURCHASE AGREEMENTS                                                      18.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON            FINAL            VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (81.3%)

              BILLS (57.4%)(a)
$    26,000   U.S. Treasury Bill                                     1.99%         12/06/2018     $   25,993
     11,000   U.S. Treasury Bill                                     2.00           1/03/2019         10,980
     19,000   U.S. Treasury Bill                                     2.02          12/06/2018         18,995
     50,000   U.S. Treasury Bill                                     2.02          12/06/2018         49,986
     30,000   U.S. Treasury Bill                                     2.02          12/13/2018         29,980
     25,000   U.S. Treasury Bill                                     2.02          12/13/2018         24,983
     40,000   U.S. Treasury Bill                                     2.02          12/13/2018         39,973
      8,000   U.S. Treasury Bill                                     2.02          12/20/2018          7,991
     35,000   U.S. Treasury Bill                                     2.03          12/06/2018         34,990
     10,000   U.S. Treasury Bill                                     2.03          12/06/2018          9,997
      3,000   U.S. Treasury Bill                                     2.03          12/06/2018          2,999
      6,000   U.S. Treasury Bill                                     2.03          12/13/2018          5,996
     50,000   U.S. Treasury Bill                                     2.03          12/13/2018         49,966
     12,000   U.S. Treasury Bill                                     2.03          12/13/2018         11,992
      2,000   U.S. Treasury Bill                                     2.03          12/20/2018          1,998
     15,500   U.S. Treasury Bill                                     2.03          12/27/2018         15,477
     15,000   U.S. Treasury Bill                                     2.04          12/20/2018         14,984
      9,000   U.S. Treasury Bill                                     2.04          12/20/2018          8,990
     26,000   U.S. Treasury Bill                                     2.04          12/20/2018         25,972
     21,000   U.S. Treasury Bill                                     2.04          12/20/2018         20,977
     22,000   U.S. Treasury Bill                                     2.08           1/03/2019         21,958
     10,000   U.S. Treasury Bill                                     2.09          12/27/2018          9,985
      4,000   U.S. Treasury Bill                                     2.09          12/27/2018          3,994
     30,000   U.S. Treasury Bill                                     2.09           1/10/2019         29,930
      3,000   U.S. Treasury Bill                                     2.09           1/17/2019          2,992
     25,000   U.S. Treasury Bill                                     2.10          12/20/2018         24,972
     12,200   U.S. Treasury Bill                                     2.10          12/27/2018         12,182
     14,600   U.S. Treasury Bill                                     2.10           1/03/2019         14,572
     30,000   U.S. Treasury Bill                                     2.10           1/10/2019         29,930
     15,000   U.S. Treasury Bill                                     2.11          12/06/2018         14,996
     10,000   U.S. Treasury Bill                                     2.11           1/10/2019          9,977
     50,000   U.S. Treasury Bill                                     2.12          12/20/2018         49,944
      7,400   U.S. Treasury Bill                                     2.12          12/27/2018          7,389
     30,000   U.S. Treasury Bill                                     2.12           1/10/2019         29,929

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON           FINAL             VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     9,500   U.S. Treasury Bill                                     2.12%          1/17/2019     $    9,474
      8,900   U.S. Treasury Bill                                     2.13          12/20/2018          8,890
     15,000   U.S. Treasury Bill                                     2.15           1/17/2019         14,958
      5,900   U.S. Treasury Bill                                     2.16           1/03/2019          5,888
     50,000   U.S. Treasury Bill                                     2.16           1/17/2019         49,859
     13,500   U.S. Treasury Bill                                     2.16           2/14/2019         13,439
     25,000   U.S. Treasury Bill                                     2.17           1/10/2019         24,940
     30,000   U.S. Treasury Bill                                     2.18          12/27/2018         29,953
      8,600   U.S. Treasury Bill                                     2.18          12/27/2018          8,586
     50,000   U.S. Treasury Bill                                     2.18           1/03/2019         49,900
     14,500   U.S. Treasury Bill                                     2.18           1/24/2019         14,453
      3,600   U.S. Treasury Bill                                     2.18           1/24/2019          3,588
     50,000   U.S. Treasury Bill                                     2.19          12/27/2018         49,921
     30,000   U.S. Treasury Bill                                     2.19           1/17/2019         29,914
     12,500   U.S. Treasury Bill                                     2.19           1/24/2019         12,459
      9,200   U.S. Treasury Bill                                     2.20          12/27/2018          9,185
     12,500   U.S. Treasury Bill                                     2.20           1/03/2019         12,475
      6,600   U.S. Treasury Bill                                     2.20           1/17/2019          6,581
     24,000   U.S. Treasury Bill                                     2.20           2/14/2019         23,890
     10,000   U.S. Treasury Bill                                     2.21           1/17/2019          9,971
     50,000   U.S. Treasury Bill                                     2.21           2/07/2019         49,791
      9,000   U.S. Treasury Bill                                     2.21           2/21/2019          8,955
     20,000   U.S. Treasury Bill                                     2.22           1/10/2019         19,951
     50,000   U.S. Treasury Bill                                     2.23           1/03/2019         49,898
     20,000   U.S. Treasury Bill                                     2.23           1/17/2019         19,942
     25,000   U.S. Treasury Bill                                     2.23           1/24/2019         24,917
     30,000   U.S. Treasury Bill                                     2.23           1/24/2019         29,900
     20,000   U.S. Treasury Bill                                     2.23           2/14/2019         19,907
     10,400   U.S. Treasury Bill                                     2.23           2/21/2019         10,347
     33,000   U.S. Treasury Bill                                     2.24           1/24/2019         32,889
     30,000   U.S. Treasury Bill                                     2.24           2/07/2019         29,873
      4,000   U.S. Treasury Bill                                     2.24           2/28/2019          3,978
     25,000   U.S. Treasury Bill                                     2.24           2/28/2019         24,861
     25,000   U.S. Treasury Bill                                     2.25           1/17/2019         24,927
     50,000   U.S. Treasury Bill                                     2.25           1/24/2019         49,831
      4,800   U.S. Treasury Bill                                     2.25           2/07/2019          4,780
     30,000   U.S. Treasury Bill                                     2.25           2/07/2019         29,872
     20,000   U.S. Treasury Bill                                     2.25           2/14/2019         19,906
     25,000   U.S. Treasury Bill                                     2.26           2/14/2019         24,882
      6,000   U.S. Treasury Bill                                     2.26           2/21/2019          5,969
      7,000   U.S. Treasury Bill                                     2.26           3/07/2019          6,958
     11,000   U.S. Treasury Bill                                     2.27           2/14/2019         10,948
     20,000   U.S. Treasury Bill                                     2.27           2/14/2019         19,905

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON           FINAL             VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$    14,200   U.S. Treasury Bill                                     2.28%         2/07/2019      $   14,139
     25,000   U.S. Treasury Bill                                     2.28          2/14/2019          24,881
     20,000   U.S. Treasury Bill                                     2.28          2/21/2019          19,896
     20,000   U.S. Treasury Bill                                     2.28          2/28/2019          19,887
     11,800   U.S. Treasury Bill                                     2.28          2/28/2019          11,734
     40,000   U.S. Treasury Bill                                     2.29          2/07/2019          39,827
     25,000   U.S. Treasury Bill                                     2.29          2/14/2019          24,881
     13,000   U.S. Treasury Bill                                     2.29          3/07/2019          12,921
     25,000   U.S. Treasury Bill                                     2.30          3/14/2019          24,835
     25,000   U.S. Treasury Bill                                     2.30          3/21/2019          24,825
     25,000   U.S. Treasury Bill                                     2.31          2/21/2019          24,868
      5,800   U.S. Treasury Bill                                     2.31          2/21/2019           5,769
     50,000   U.S. Treasury Bill                                     2.32          2/21/2019          49,736
      5,300   U.S. Treasury Bill                                     2.32          3/28/2019           5,260
     30,000   U.S. Treasury Bill                                     2.33          3/21/2019          29,786
      2,000   U.S. Treasury Bill                                     2.33          3/28/2019           1,985
      8,400   U.S. Treasury Bill                                     2.33          3/28/2019           8,336
     42,400   U.S. Treasury Bill                                     2.35          3/28/2019          42,076
     25,000   U.S. Treasury Bill                                     2.36          3/28/2019          24,809
      3,300   U.S. Treasury Bill                                     2.36          4/04/2019           3,273
     15,300   U.S. Treasury Bill                                     2.36          4/04/2019          15,176
     15,400   U.S. Treasury Bill                                     2.37          4/04/2019          15,274
      1,900   U.S. Treasury Bill                                     2.37          4/04/2019           1,885
     35,000   U.S. Treasury Bill                                     2.37          4/04/2019          34,714
     11,000   U.S. Treasury Bill                                     2.37          4/04/2019          10,910
      9,600   U.S. Treasury Bill                                     2.37          4/25/2019           9,508
      6,600   U.S. Treasury Bill                                     2.38          4/04/2019           6,546
     35,000   U.S. Treasury Bill                                     2.38          4/04/2019          34,713
      8,400   U.S. Treasury Bill                                     2.38          4/04/2019           8,331
     12,500   U.S. Treasury Bill                                     2.38          4/11/2019          12,392
      8,900   U.S. Treasury Bill                                     2.38          4/18/2019           8,819
     12,600   U.S. Treasury Bill                                     2.38          4/25/2019          12,479
      5,300   U.S. Treasury Bill                                     2.39          4/11/2019           5,254
     10,750   U.S. Treasury Bill                                     2.39          4/11/2019          10,657
     90,000   U.S. Treasury Bill                                     2.39          4/11/2019          89,217
     25,000   U.S. Treasury Bill                                     2.39          4/18/2019          24,771
      8,500   U.S. Treasury Bill                                     2.39          4/25/2019           8,418
      6,100   U.S. Treasury Bill                                     2.40          4/11/2019           6,047
      4,700   U.S. Treasury Bill                                     2.40          4/11/2019           4,659
      5,700   U.S. Treasury Bill                                     2.40          4/18/2019           5,648
     15,000   U.S. Treasury Bill                                     2.40          4/18/2019          14,862
      8,200   U.S. Treasury Bill                                     2.40          4/25/2019           8,121
      4,100   U.S. Treasury Bill                                     2.40          4/25/2019           4,060
     50,000   U.S. Treasury Bill                                     2.41          4/18/2019          49,537

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON           FINAL             VALUE
(000)         SECURITY                                               RATE           MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$     5,000   U.S. Treasury Bill                                     2.41%          4/25/2019     $    4,952
     10,000   U.S. Treasury Bill                                     2.41           5/02/2019          9,898
      7,700   U.S. Treasury Bill                                     2.42           5/02/2019          7,621
      4,700   U.S. Treasury Bill                                     2.42           5/02/2019          4,652
      5,100   U.S. Treasury Bill                                     2.43           5/02/2019          5,048
      8,900   U.S. Treasury Bill                                     2.44           5/09/2019          8,804
      5,400   U.S. Treasury Bill                                     2.44           5/09/2019          5,342
     11,500   U.S. Treasury Bill                                     2.44           5/09/2019         11,376
     22,800   U.S. Treasury Bill                                     2.46           5/23/2019         22,531
      7,400   U.S. Treasury Bill                                     2.46           5/23/2019          7,312
                                                                                                  ----------
                                                                                                   2,490,738
                                                                                                  ----------
              NOTES (23.9%)(b)
     35,300   U.S. Treasury Note                                     1.13           1/15/2019         35,250
     50,000   U.S. Treasury Note                                     1.25          12/15/2018         49,984
    175,000   U.S. Treasury Note (3 mo. USTMMR + 0.48%)(c)           2.43          10/31/2019        175,144
    212,000   U.S. Treasury Note (3 mo. USTMMR + 0.06%)(c)           2.44           7/31/2019        212,153
    252,000   U.S. Treasury Note (3 mo. USTMMR + 0.07%)(c)           2.45           4/30/2019        252,146
    270,000   U.S. Treasury Note (3 mo. USTMMR + 0.14%)(c)           2.52           1/31/2019        270,093
     40,000   U.S. Treasury Note                                     2.75           2/15/2019         40,028
                                                                                                  ----------
                                                                                                   1,034,798
                                                                                                  ----------
              Total U.S. Treasury Securities (cost: $3,525,536)                                    3,525,536
                                                                                                  ----------
              REPURCHASE AGREEMENTS (18.3%)
    225,000   Fixed Income Clearing Corp., 2.26%, acquired 11/30/2018 and due on
                12/03/2018 at $225,000 (collateralized by $225,000 of U.S. Treasury,
                2.13%(b), due 11/30/2023; market value $229,501)                                     225,000
    107,000   Bank of America Corp., 2.27%, acquired 11/30/2018 and due on
                12/03/2018 at $107,000 (collateralized by $109,554 of U.S. Treasury,
                1.50% - 2.88%(b), due 12/31/2020 - 1/31/2022; market value $109,140)                 107,000
    200,000   Credit Agricole Corp., 2.27%, acquired 11/30/2018 and due on
                12/03/2018 at $200,000 (collateralized by $204,970 of U.S. Treasury,
                2.88%(b), due 11/30/2025; market value $204,000)                                     200,000
    225,000   Natixis Securities Americas, LLC, 2.27%, acquired 11/30/2018 and due on
                12/03/2018 at $225,000 (collateralized by $14,286 of U.S. Treasury,
                0.38% - 2.00%(d), due 1/15/2026 - 2/15/2042; $2 of U.S. Treasury,
                2.30% - 2.69%(a), due 1/10/2019 - 11/07/2019; $217,818 of U.S. Treasury,
                2.00% - 5.38%(b), due 10/31/2021 - 5/15/2046; combined market value $229,543)        225,000
     36,000   TD Securities USA, LLC, 2.26%, acquired 11/30/2018 and due on
                12/03/2018 at $36,000 (collateralized by $38,518 of U.S. Treasury,
                1.63% - 2.00%(b), due 7/31/2020 - 5/15/2026; market value $36,727)                    36,000
                                                                                                  ----------
              Total Repurchase Agreements (cost: $793,000)                                           793,000
                                                                                                  ----------

              TOTAL INVESTMENTS (COST: $4,318,536)                                                $4,318,536
                                                                                                  ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------
($ IN 000s)                       VALUATION HIERARCHY
--------------------------------------------------------------------------------
ASSETS                         LEVEL 1          LEVEL 2    LEVEL 3         TOTAL
--------------------------------------------------------------------------------
U.S. Treasury Securities:
  Bills                             $-       $2,490,738         $-    $2,490,738
  Notes                              -        1,034,798          -     1,034,798
Repurchase Agreements                -          793,000          -       793,000
--------------------------------------------------------------------------------
Total                               $-       $4,318,536         $-    $4,318,536
--------------------------------------------------------------------------------

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   USTMMR    Quarterly US Treasury Money Market Rate

o  SPECIFIC NOTES

   (a) Rate represents an annualized yield at time of purchase, not coupon rate.

   (b) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (c) Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

   (d) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  7

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                           $3,525,536
   Investments in repurchase agreements (cost approximates market value)                             793,000
   Cash                                                                                                  346
   Receivables:
       Capital shares sold                                                                            51,469
       Interest                                                                                        2,714
                                                                                                  ----------
           Total assets                                                                            4,373,065
                                                                                                  ----------
LIABILITIES
   Payables:
       Capital shares redeemed                                                                        37,050
       Dividends on capital shares                                                                         5
   Accrued management fees                                                                               435
   Other accrued expenses and payables                                                                   287
                                                                                                  ----------
           Total liabilities                                                                          37,777
                                                                                                  ----------
               Net assets applicable to capital shares outstanding                                $4,335,288
                                                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                $4,335,288
                                                                                                  ==========
   Capital shares outstanding, no par value                                                        4,335,288
                                                                                                  ==========
   Net asset value, redemption price, and offering price per share                                $     1.00
                                                                                                  ==========

See accompanying notes to financial statements.

================================================================================

8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $41,214
                                                                         -------
EXPENSES
   Management fees                                                         2,529
   Administration and servicing fees                                       2,023
   Transfer agent's fees                                                   2,023
   Custody and accounting fees                                               140
   Postage                                                                   164
   Shareholder reporting fees                                                 20
   Trustees' fees                                                             17
   Registration fees                                                          50
   Professional fees                                                          73
   Other                                                                      31
                                                                         -------
       Total expenses                                                      7,070
                                                                         -------
NET INVESTMENT INCOME                                                    $34,144
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

------------------------------------------------------------------------------------------------------------

                                                                                 11/30/2018        5/31/2018
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $    34,144     $     29,773
                                                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:                                                             (34,144)         (29,773)
                                                                                ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                      6,455,672       12,083,156
   Reinvested dividends                                                              34,116           29,749
   Cost of shares redeemed                                                       (5,886,859)     (11,006,596)
                                                                                ----------------------------
       Increase in net assets from capital
         share transactions                                                         602,929        1,106,309
                                                                                ----------------------------
   Net increase in net assets                                                       602,929        1,106,309

NET ASSETS
   Beginning of period                                                            3,732,359        2,626,050
                                                                                ----------------------------
   End of period                                                                $ 4,335,288     $  3,732,359
                                                                                ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                    6,455,672       12,083,156
   Shares issued for dividends reinvested                                            34,116           29,749
   Shares redeemed                                                               (5,886,859)     (11,006,596)
                                                                                ----------------------------
       Increase in shares outstanding                                               602,929        1,106,309
                                                                                ============================

See accompanying notes to financial statements.

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund seeks to provide investors maximum current income while maintaining the highest degree of safety and liquidity.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2.  Repurchase agreements are valued at cost.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $15,000, which represents 4.8% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $2,529,000.

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. For the six-month period ended November 30, 2018, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,023,000.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $36,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets for the fiscal year. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2018, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,023,000.

UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(7) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(8) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

FINANCIAL HIGHLIGHTS

(UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                NOVEMBER 30,                              YEAR ENDED MAY 31,
                             -------------------------------------------------------------------------------------------
                                   2018            2018             2017            2016            2015            2014
                             -------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00      $     1.00       $      1.00       $   1.00        $   1.00        $   1.00
                             -------------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income             .01             .01              .00(a)          .00(a)          .00(a)          .00(a)
Less distributions from:
  Net investment income            (.01)           (.01)            (.00)(a)        (.00)(a)        (.00)(a)        (.00)(a)
                             -------------------------------------------------------------------------------------------
Net asset value at
  end of period              $     1.00      $     1.00       $     1.00        $   1.00        $   1.00        $   1.00
                             ===========================================================================================
Total return (%)*                   .85             .89(b)           .08             .00(c)          .00(c)          .00(c)
Net assets at
  end of period (000)        $4,335,288      $3,732,359       $2,626,050        $188,863        $119,654        $128,416
Ratios to average
  daily net assets:**
  Expenses (%)(d)                   .35(e)          .35(b)           .35             .17             .06             .04(f)
  Expenses, excluding
    reimbursements (%)(d)           .35(e)          .35              .39             .49             .52             .48(f)
  Net investment income (%)        1.69(e)          .91              .12             .00(c)          .00(c)          .00(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $4,038,442,000.
(a) Represents less than $0.01 per share.
(b) Prior to August 1, 2017, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Represents less than 0.01%.
(d) Does not include acquired fund fees, if any.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING            ENDING           DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2018 -
                                 JUNE 1, 2018     NOVEMBER 30, 2018    NOVEMBER 30, 2018
                                 -------------------------------------------------------
Actual                             $1,000.00          $1,008.50              $1.76

Hypothetical
  (5% return before expenses)       1,000.00           1,023.31               1.78

*Expenses are equal to the Fund's annualized expense ratio of 0.35%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 0.85% for the six-month period of June 1, 2018, through November 30, 2018.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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================================================================================
23416-0119                                   (C)2019, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

 ===============================================================================

         SEMIANNUAL REPORT
         USAA WORLD GROWTH FUND
         FUND SHARES (USAWX) o INSTITUTIONAL SHARES (UIWGX)
         o ADVISER SHARES (USWGX)
         NOVEMBER 30, 2018

 ===============================================================================

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

INVESTMENT OVERVIEW                                                            1

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          9

    Financial Statements                                                      10

    Notes to Financial Statements                                             14

    Financial Highlights                                                      29

EXPENSE EXAMPLE                                                               32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

(C)2019, USAA. All rights reserved.

================================================================================

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/18 o
                                (% of Net Assets)

Healthcare Products ...................................................... 13.8%
Banks ....................................................................  6.1%
Chemicals ................................................................  5.9%
Beverages ................................................................  5.9%
Diversified Financial Services ...........................................  5.8%
Transportation ...........................................................  5.5%
Food .....................................................................  5.4%
Media ....................................................................  5.1%
Computers ................................................................  5.1%
Pharmaceuticals ..........................................................  5.0%

                      o TOP 10 EQUITY HOLDINGS - 11/30/18 o
                                (% of Net Assets)

Thermo Fisher Scientific, Inc. ...........................................  3.2%
Visa, Inc. "A" ...........................................................  3.1%
Medtronic plc ............................................................  3.1%
Comcast Corp. "A" ........................................................  3.0%
Accenture plc "A" ........................................................  2.6%
Nestle S.A. ..............................................................  2.6%
Honeywell International, Inc. ............................................  2.4%
Reckitt Benckiser Group plc  .............................................  2.3%
Essity AB "B" ............................................................  2.2%
Diageo plc ...............................................................  2.1%

Refer to the Portfolio of Investments for a complete list of securities.

The Portfolio of Investments uses the Bloomberg Industry Classification System
(BICS), which may differ from the Fund's compliance classification.

================================================================================

                                                        INVESTMENT OVERVIEW |  1

================================================================================

                        o COUNTRY ALLOCATION - 11/30/18 o
                                (% of Net Assets)

                        [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                              54.0%
FRANCE                                                                      9.8%
UNITED KINGDOM                                                              9.6%
SWITZERLAND                                                                 7.5%
GERMANY                                                                     4.4%
OTHER*                                                                     18.8%

                                 [END OF CHART]

*Includes countries with less than 3.0% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA WORLD GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.6%)

              COMMON STOCKS (99.6%)

              BASIC MATERIALS (5.9%)
              ----------------------
              CHEMICALS (5.9%)
    106,834   Air Liquide S.A.(a)                                                                       $   12,918
    214,959   Akzo Nobel N.V.(a)                                                                            18,119
    127,268   Brenntag AG(a)                                                                                 5,884
     35,867   Linde plc                                                                                      5,705
    122,459   Linde plc(b)                                                                                  19,478
    137,906   PPG Industries, Inc.                                                                          15,077
                                                                                                        ----------
              Total Basic Materials                                                                         77,181
                                                                                                        ----------
              COMMUNICATIONS (8.4%)
              ---------------------
              ADVERTISING (1.6%)
     96,377   Omnicom Group, Inc.                                                                            7,418
  1,208,399   WPP plc(a)                                                                                    13,364
                                                                                                        ----------
                                                                                                            20,782
                                                                                                        ----------
              INTERNET (0.8%)
    328,153   eBay, Inc.(b)                                                                                  9,795
                                                                                                        ----------
              MEDIA (5.1%)
  1,010,951   Comcast Corp. "A"                                                                             39,437
    236,515   Walt Disney Co.                                                                               27,315
                                                                                                        ----------
                                                                                                            66,752
                                                                                                        ----------
              TELECOMMUNICATIONS (0.9%)
    254,830   Cisco Systems, Inc.                                                                           12,199
                                                                                                        ----------
              Total Communications                                                                         109,528
                                                                                                        ----------
              CONSUMER, CYCLICAL (7.3%)
              -------------------------
              APPAREL (2.7%)
    298,900   Burberry Group plc(a)                                                                          6,772
      4,694   Hermes International(a)                                                                        2,550
     91,757   LVMH Moet Hennessy Louis Vuitton SE(a),(c)                                                    26,406
                                                                                                        ----------
                                                                                                            35,728
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.5%)
     85,904   Aptiv plc                                                                                      6,177
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              FOOD SERVICE (1.1%)
    652,476   Compass Group plc(a)                                                                      $   13,962
                                                                                                        ----------
              LEISURE TIME (0.4%)
    115,189   Harley-Davidson, Inc.                                                                          4,871
                                                                                                        ----------
              LODGING (1.0%)
    529,600   Sands China Ltd.(a)                                                                            2,304
    141,779   Whitbread plc(a)                                                                               8,312
     21,544   Wynn Resorts Ltd.                                                                              2,357
                                                                                                        ----------
                                                                                                            12,973
                                                                                                        ----------
              RETAIL (1.6%)
      6,993   AutoZone, Inc.(b)                                                                              5,658
    176,849   Cie Financiere Richemont S.A.(a)                                                              11,513
    209,642   Sally Beauty Holdings, Inc.(b)                                                                 4,425
                                                                                                        ----------
                                                                                                            21,596
                                                                                                        ----------
              Total Consumer, Cyclical                                                                      95,307
                                                                                                        ----------
              CONSUMER, NON-CYCLICAL (37.4%)
              ------------------------------
              BEVERAGES (5.9%)
  1,034,329   Ambev S.A.                                                                                     4,526
     77,196   Carlsberg A/S "B"(a)                                                                           8,550
    769,296   Diageo plc(a)                                                                                 27,716
    126,250   Heineken N.V.(a)                                                                              11,556
    155,058   Pernod Ricard S.A.(a),(c)                                                                     24,802
                                                                                                        ----------
                                                                                                            77,150
                                                                                                        ----------
              COMMERCIAL SERVICES (1.1%)
    123,388   Adecco Group AG(a)                                                                             6,132
     95,323   PayPal Holdings, Inc.(b)                                                                       8,180
                                                                                                        ----------
                                                                                                            14,312
                                                                                                        ----------
              COSMETICS/PERSONAL CARE (3.9%)
    232,310   Colgate-Palmolive Co.                                                                         14,756
    785,089   Coty, Inc. "A"                                                                                 6,548
  1,112,702   Essity AB "B"(a)                                                                              28,575
                                                                                                        ----------
                                                                                                            49,879
                                                                                                        ----------
              FOOD (5.4%)
    308,596   Danone S.A.(a)                                                                                23,096
    195,741   Kellogg Co.                                                                                   12,459
    399,473   Nestle S.A.(a)                                                                                34,111
                                                                                                        ----------
                                                                                                            69,666
                                                                                                        ----------
              HEALTHCARE-PRODUCTS (13.8%)
    274,074   Abbott Laboratories                                                                           20,295
     59,916   Cooper Companies, Inc.                                                                        16,706

================================================================================

4  | USAA WORLD GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    406,100   Medtronic plc                                                                             $   39,607
    303,400   Olympus Corp.(a)                                                                               8,546
     24,682   Sonova Holding AG(a)                                                                           4,003
    138,749   Stryker Corp.                                                                                 24,345
    165,843   Thermo Fisher Scientific, Inc.                                                                41,386
    210,524   Zimmer Biomet Holdings, Inc.                                                                  24,636
                                                                                                        ----------
                                                                                                           179,524
                                                                                                        ----------
              HOUSEHOLD PRODUCTS/WARES (2.3%)
    358,806   Reckitt Benckiser Group plc(a)                                                                29,852
                                                                                                        ----------
              PHARMACEUTICALS (5.0%)
    359,582   Bayer AG(a)                                                                                   26,263
     40,099   Johnson & Johnson                                                                              5,891
     97,849   Merck KGaA(a)                                                                                 10,790
     86,355   Roche Holding AG(a)                                                                           22,407
                                                                                                        ----------
                                                                                                            65,351
                                                                                                        ----------
              Total Consumer, Non-cyclical                                                                 485,734
                                                                                                        ----------
              ENERGY (0.8%)
              -------------
              OIL & GAS SERVICES (0.8%)
    100,715   National Oilwell Varco, Inc.                                                                   3,234
     58,888   NOW, Inc.(b)                                                                                     795
    145,571   Schlumberger Ltd.                                                                              6,565
                                                                                                        ----------
              Total Energy                                                                                  10,594
                                                                                                        ----------
              FINANCIAL (13.1%)
              -----------------
              BANKS (6.1%)
    419,888   Bank of New York Mellon Corp.                                                                 21,544
    134,200   Erste Group Bank AG(a),(b)                                                                     5,297
     58,755   Goldman Sachs Group, Inc.                                                                     11,204
    689,016   Grupo Financiero Banorte S.A.B. de C.V.                                                        3,158
    475,400   Kasikornbank PCL(a)                                                                            2,805
    299,363   State Street Corp.                                                                            21,860
  1,037,005   UBS Group AG(a),(b)                                                                           14,071
                                                                                                        ----------
                                                                                                            79,939
                                                                                                        ----------
              DIVERSIFIED FINANCIAL SERVICES (5.8%)
    176,894   American Express Co.                                                                          19,860
     42,911   Deutsche Boerse AG(a)                                                                          5,485
    146,941   Franklin Resources, Inc.                                                                       4,980
    133,328   Julius Baer Group Ltd.(a),(b)                                                                  5,400
    280,160   Visa, Inc. "A"(c)                                                                             39,701
                                                                                                        ----------
                                                                                                            75,426
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INSURANCE (1.2%)
     91,337   Aon plc                                                                                   $   15,080
                                                                                                        ----------
              Total Financial                                                                              170,445
                                                                                                        ----------
              INDUSTRIAL (18.8%)
              ------------------
              AEROSPACE/DEFENSE (1.8%)
     43,288   MTU Aero Engines AG(a)                                                                         9,005
    112,114   United Technologies Corp.                                                                     13,660
                                                                                                        ----------
                                                                                                            22,665
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
    177,241   Legrand S.A.(a)                                                                               10,858
    361,884   Schneider Electric SE(a)                                                                      26,352
                                                                                                        ----------
                                                                                                            37,210
                                                                                                        ----------
              ELECTRONICS (4.6%)
     81,561   Amphenol Corp. "A"                                                                             7,173
    211,999   Honeywell International, Inc.                                                                 31,111
    142,500   Hoya Corp.(a)                                                                                  8,747
     36,138   Resideo Technologies, Inc.(b)                                                                    746
     58,064   Waters Corp.(b)                                                                               11,530
                                                                                                        ----------
                                                                                                            59,307
                                                                                                        ----------
              ENGINEERING & CONSTRUCTION (1.1%)
     93,083   Aena SME S.A.(a)                                                                              14,805
                                                                                                        ----------
              MACHINERY-DIVERSIFIED (1.2%)
    935,500   Kubota Corp.(a)                                                                               15,976
                                                                                                        ----------
              MISCELLANEOUS MANUFACTURERS (1.7%)
    108,594   3M Co.                                                                                        22,579
                                                                                                        ----------
              TRANSPORTATION (5.5%)
    297,721   Canadian National Railway Co.                                                                 25,550
    224,514   Kansas City Southern                                                                          23,136
    202,739   United Parcel Service, Inc. "B"                                                               23,374
                                                                                                        ----------
                                                                                                            72,060
                                                                                                        ----------
              Total Industrial                                                                             244,602
                                                                                                        ----------
              TECHNOLOGY (7.9%)
              -----------------
              COMPUTERS (5.1%)
    207,654   Accenture plc "A"                                                                             34,163
    155,223   Check Point Software Technologies Ltd.(b)                                                     17,356
    213,049   Cognizant Technology Solutions Corp. "A"                                                      15,175
                                                                                                        ----------
                                                                                                            66,694
                                                                                                        ----------

================================================================================

6  | USAA WORLD GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (1.2%)
     67,260   Microchip Technology, Inc.(c)                                                             $    5,045
    275,049   Samsung Electronics Co. Ltd.(a)                                                               10,326
                                                                                                        ----------
                                                                                                            15,371
                                                                                                        ----------
              SOFTWARE (1.6%)
    422,610   Oracle Corp.                                                                                  20,607
                                                                                                         ---------
              Total Technology                                                                             102,672
                                                                                                        ----------
              Total Common Stocks (cost: $804,010)                                                       1,296,063
                                                                                                        ----------
              Total Equity Securities (cost: $804,010)                                                   1,296,063
                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (0.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
  2,160,020   State Street Institutional Treasury Money Market Fund
                Premier Class, 2.19%(d) (cost: $2,160)                                                       2,160
                                                                                                        ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.3%)
 24,080,340   HSBC U.S. Government Money Market Fund Class I, 2.13%(d)                                      24,080
    642,524   Invesco Government & Agency Portfolio Institutional Class, 2.12%(d)                              643
 31,349,067   Western Asset Institutional Government Reserves Institutional Class, 2.10%(d)                 31,349
                                                                                                        ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $56,072)                                                           56,072
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $862,242)                                                        $1,354,295
                                                                                                        ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                          LEVEL 1               LEVEL 2            LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $778,433              $517,630                 $-        $1,296,063
Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                            2,160                     -                  -             2,160
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                           56,072                     -                  -            56,072
------------------------------------------------------------------------------------------------------------------
Total                                          $836,665              $517,630                 $-        $1,354,295
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the BICS, which may differ from the Fund's compliance classification.

                           FAIR VALUE LEVEL TRANSFERS
                           --------------------------

For the period of June 1, 2018, through November 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                        TRANSFERS INTO             TRANSFERS INTO            TRANSFERS INTO
                                              (OUT OF)                   (OUT OF)                  (OUT OF)
ASSETS ($ IN 000s)                            LEVEL 1                    LEVEL 2                    LEVEL 3
-----------------------------------------------------------------------------------------------------------
Common Stocks(I)                            $(550,234)                  $550,234                         $-
Common Stocks(II)                               5,786                     (5,786)                         -
-----------------------------------------------------------------------------------------------------------
Total                                       $(544,448)                  $544,448                         $-
-----------------------------------------------------------------------------------------------------------

(I) Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II) Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

================================================================================

8  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.6% of net assets at November 30, 2018.

o  SPECIFIC NOTES

   (a) Securities with a value of $517,630,000, which represented 39.6% of the Fund's net assets, were classified as Level 2 at November 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

   (b) Non-income-producing security.

   (c) The security, or a portion thereof, was out on loan as of November 30, 2018.

   (d) Rate represents the money market fund annualized seven-day yield at November 30, 2018.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $64,191) (cost of $862,242)                                                               $1,354,295
   Cash denominated in foreign currencies (identified cost of $54)                                              53
   Receivables:
      Capital shares sold                                                                                      457
      USAA Asset Management Company (Note 7)                                                                     5
      Dividends and interest                                                                                 2,774
      Securities sold                                                                                        2,403
      Other                                                                                                     13
                                                                                                        ----------
         Total assets                                                                                    1,360,000
                                                                                                        ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                      56,072
      Securities purchased                                                                                   1,070
      Capital shares redeemed                                                                                  691
   Accrued management fees                                                                                     795
   Accrued transfer agent's fees                                                                                59
   Other accrued expenses and payables                                                                         246
                                                                                                        ----------
         Total liabilities                                                                                  58,933
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $1,301,067
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $  733,350
   Distributable earnings                                                                                  567,717
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $1,301,067
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,279,844/40,749 capital shares
         outstanding, no par value)                                                                     $    31.41
                                                                                                        ==========
      Institutional Shares (net assets of $11,623/371 capital shares
         outstanding, no par value)                                                                     $    31.34
                                                                                                        ==========
      Adviser Shares (net assets of $9,600/306 capital shares
         outstanding, no par value)                                                                     $    31.41
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $285)                                                      $  9,824
   Interest                                                                                                     69
   Securities lending (net)                                                                                     64
                                                                                                          --------
      Total income                                                                                           9,957
                                                                                                          --------
EXPENSES
   Management fees                                                                                           5,120
   Administration and servicing fees:
      Fund Shares                                                                                            1,005
      Institutional Shares                                                                                       8
      Adviser Shares                                                                                             7
   Transfer agent's fees:
      Fund Shares                                                                                              964
      Institutional Shares                                                                                       8
      Adviser Shares                                                                                             5
   Distribution and service fees (Note 7):
      Adviser Shares                                                                                            13
   Custody and accounting fees:
      Fund Shares                                                                                              124
      Institutional Shares                                                                                       2
      Adviser Shares                                                                                             1
   Postage:
      Fund Shares                                                                                               42
   Shareholder reporting fees:
      Fund Shares                                                                                               31
   Trustees' fees                                                                                               18
   Registration fees:
      Fund Shares                                                                                               15
      Institutional Shares                                                                                      10
      Adviser Shares                                                                                             9
   Professional fees                                                                                            55
   Other                                                                                                        14
                                                                                                          --------
            Total expenses                                                                                   7,451

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

   Expenses reimbursed:
      Institutional Shares                                                                                $     (4)
      Adviser Shares                                                                                            (6)
                                                                                                          --------
         Net expenses                                                                                        7,441
                                                                                                          --------
NET INVESTMENT INCOME                                                                                        2,516
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments (net of foreign taxes withheld of $5)                                                     34,802
      Foreign currency transactions                                                                            (71)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                          (53,802)
      Foreign capital gains tax                                                                                  8
      Foreign currency translations                                                                            (11)
                                                                                                          --------
         Net realized and unrealized loss                                                                  (19,074)
                                                                                                          --------
      Decrease in net assets resulting from operations                                                    $(16,558)
                                                                                                          ========

See accompanying notes to financial statements.

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2018 (unaudited), and year ended
May 31, 2018

------------------------------------------------------------------------------------------------------------------
                                                                               11/30/2018                5/31/2018
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                       $    2,516               $   13,749
   Net realized gain on investments                                                34,802                   58,464
   Net realized loss on foreign currency transactions                                 (71)                     (23)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                 (53,802)                  17,949
      Foreign capital gains tax                                                         8                      (21)
      Foreign currency translations                                                   (11)                     (43)
                                                                               -----------------------------------
      Increase (decrease) in net assets resulting from
         operations                                                               (16,558)                  90,075
                                                                               -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
DISTRIBUTABLE EARNINGS:
      Fund Shares                                                                       -                  (59,788)
      Institutional Shares                                                              -                   (1,215)
      Adviser Shares                                                                    -                     (372)
                                                                               -----------------------------------
      Distributions to shareholders                                                     -                  (61,375)
                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                    (57,879)                   6,339
   Institutional Shares                                                           (18,243)                  23,424
   Adviser Shares                                                                    (374)                 (10,300)
                                                                               -----------------------------------
      Total net increase (decrease) in net assets from
         capital share transactions                                               (76,496)                  19,463
                                                                               -----------------------------------
   Capital contribution from USAA Transfer Agency Company                               -                        2
                                                                               -----------------------------------
   Net increase (decrease) in net assets                                          (93,054)                  48,165
                                                                               -----------------------------------
NET ASSETS
   Beginning of period                                                          1,394,121                1,345,956
                                                                               -----------------------------------
   End of period                                                               $1,301,067               $1,394,121
                                                                               ===================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

        would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. INVESTMENTS IN SECURITIES - Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

    securities are amortized on a straight-line basis over the life of the respective securities.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2018, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.

For the six-month period ended November 30, 2018, the Fund paid CAPCO facility fees of $5,000, which represents 1.7% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2018.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2019, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At May 31, 2018, the Fund had no capital loss carryforwards, for federal income tax purposes.

As of November 30, 2018, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

the cost reported in the financial statements. The net unrealized appreciation/ (depreciation) on investments are disclosed below:

                                                                       NET
                                 GROSS             GROSS            UNREALIZED
                               UNREALIZED        UNREALIZED        APPRECIATION/
FUND                          APPRECIATION      DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------
USAA World Growth Fund        $527,319,000      $(35,266,000)      $492,053,000

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2018, were $72,376,000 and $133,131,000, respectively.

(5) SECURITIES LENDING

The Fund, through a securities lending agreement with Citibank, N.A.
(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

At November 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                  NON-CASH COLLATERAL                CASH COLLATERAL
--------------------------------------------------------------------------------
   $64,191,000                   $11,403,000                       $56,072,000
--------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2018, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

------------------------------------------------------------------------------------------------------------
                                                         SIX-MONTH PERIOD ENDED             YEAR ENDED
                                                            NOVEMBER 30, 2018              MAY 31, 2018
                                                         ---------------------------------------------------
                                                         SHARES         AMOUNT        SHARES         AMOUNT
                                                         ---------------------------------------------------
FUND SHARES:
Shares sold                                                 982        $ 31,551        3,664       $ 118,239
Shares issued from reinvested dividends                       -               -        1,846          59,037
Shares redeemed                                          (2,780)        (89,430)      (5,300)       (170,937)
                                                         ---------------------------------------------------
Net increase (decrease) from capital
  share transactions                                     (1,798)       $(57,879)         210       $   6,339
                                                         ===================================================
INSTITUTIONAL SHARES:
Shares sold                                                  19        $    617          739       $  23,785
Shares issued from reinvested dividends                       -               -           30             958
Shares redeemed                                            (597)        (18,860)         (41)         (1,319)
                                                         ---------------------------------------------------
Net increase (decrease) from capital
  share transactions                                       (578)       $(18,243)         728       $  23,424
                                                         ===================================================
ADVISER SHARES:
Shares sold                                                   8        $    261           45       $   1,434
Shares issued from reinvested dividends                       -               -            3             109
Shares redeemed                                             (19)           (635)        (366)*       (11,843)*
                                                         ---------------------------------------------------
Net decrease from capital share transactions                (11)       $   (374)        (318)      $ (10,300)
                                                         ===================================================

* Net of redemption fees, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) TRANSACTIONS WITH MANAGER

MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day- to-day investment of all or a portion of the Fund's assets.

The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets.

The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Global Funds Index.

For the Fund Shares and Adviser Shares, the performance period consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                   ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                (IN BASIS POINTS)(1)
    ----------------------------------------------------------
    +/- 100 to 400                      +/- 4
    +/- 401 to 700                      +/- 5
    +/- 701 and greater                 +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

For the six-month period ended November 30, 2018, the Fund incurred management fees, paid or payable to the Manager, of $5,120,000, which included a performance adjustment for the Institutional Shares of less than $500. For the Institutional Shares, the performance adjustments was less than 0.01%. For the six-month period ended November 30, 2018, the Fund Shares and Adviser Shares did not incur any performance adjustment.

SUBADVISORY ARRANGEMENT(s) - The Manager entered into an Investment Subadvisory Agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). This arrangement provides for monthly fees that are paid by the Manager.

The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average daily net assets in the USAA World Growth Fund and the USAA International Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% on assets over $2 billion and up to $3 billion, 0.25% on assets over $3 billion and up to $4 billion, and 0.225% on assets over $4 billion that MFS manages. Prior to October 1, 2018, the Manager (not the Fund) paid MFS a subadvisory fee based on the aggregate average daily net assets in the USAA World Growth Fund and the USAA International Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% on assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion that MFS managed. For the six-month period ended November 30, 2018, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to MFS, of $2,064,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average daily net assets of the Fund Shares and Adviser Shares, and 0.10% of average daily net assets of the Institutional Shares. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares, incurred administration and servicing fees, paid or payable to the Manager, of $1,005,000, $8,000, and $7,000, respectively.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2018, the Fund reimbursed the Manager $17,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

EXPENSE LIMITATION - The Manager agreed, through September 30, 2019, to limit the total annual operating expenses of the Institutional Shares and Adviser Shares to 1.00% and 1.35%, respectively, of their average daily net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares and the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2019, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to October 1, 2018, the Institutional Shares expense limitation was 1.10% of average daily net assets. For the six-month period ended November 30, 2018, the Institutional Shares and Adviser Shares incurred reimbursable expenses of $4,000 and $6,000, respectively, of which $5,000 was receivable from the Manager.

TRANSFER AGENT'S FEES - SAS, an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average daily net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2018, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $964,000, $8,000, and $5,000, respectively.

DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2018, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At November 30, 2018, USAA and its affiliates owned 173,000 Institutional Shares and 162,000 Adviser Shares, which represents 46.8% of the Institutional Shares outstanding, 53.0% of the Adviser Shares outstanding, and 0.8% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS; COMMISSION GUIDANCE FOR IN-KIND ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

(10) UPCOMING ACCOUNTING PRONOUNCEMENT

(ASU) 2018-13, FAIR VALUE MEASUREMENT
-------------------------------------
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.

(11) RECENTLY ADOPTED ACCOUNTING STANDARD

In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

FINANCIAL HIGHLIGHTS

FUND SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              NOVEMBER 30,                        YEAR ENDED MAY 31,
                            -------------------------------------------------------------------------------------
                                  2018           2018           2017           2016           2015           2014
                            -------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    31.82     $    31.16     $    27.20     $    28.69     $    28.00     $    24.24
                            -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .07            .30            .19            .21            .24            .20
  Net realized and
    unrealized gain (loss)        (.48)          1.78           4.55           (.95)          1.16           4.19
                            -------------------------------------------------------------------------------------
Total from investment
  operations                      (.41)          2.08           4.74           (.74)          1.40           4.39
                            -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -           (.23)          (.21)          (.19)          (.28)          (.19)
  Realized capital gains             -          (1.19)          (.57)          (.56)          (.43)          (.44)
                            -------------------------------------------------------------------------------------
Total distributions                  -          (1.42)          (.78)          (.75)          (.71)          (.63)
                            -------------------------------------------------------------------------------------
Net asset value at
  end of period             $    31.41     $    31.82     $    31.16     $    27.20     $    28.69     $    28.00
                            =====================================================================================
Total return (%)*                (1.29)          6.68          17.81          (2.49)          5.10          18.24
Net assets at end
  of period (000)           $1,279,844     $1,353,880     $1,319,357     $1,157,148     $1,208,909     $1,128,586
Ratios to average
  daily net assets:**
  Expenses (%)(a)                 1.09(b)        1.10           1.13           1.17           1.17           1.19(c)
  Net investment
    income (%)                      37(b)         .98            .72            .81            .91            .75
Portfolio turnover (%)               5             10             12             10              9              9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $1,336,388,000.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  29

================================================================================

INSTITUTIONAL SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH                                    PERIOD
                                               PERIOD ENDED                                   ENDED
                                               NOVEMBER 30,            YEAR ENDED MAY 31,    MAY 31,
                                               -----------------------------------------------------
                                                  2018                 2018         2017        2016***
                                               -----------------------------------------------------
Net asset value at beginning of period         $ 31.75              $ 31.14       $27.14      $28.83
                                               -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .08(c)               .29          .20         .24
  Net realized and unrealized gain (loss)         (.49)(c)             1.80         4.55       (1.11)
                                               -----------------------------------------------------
Total from investment operations                  (.41)(c)             2.09         4.75        (.87)
                                               -----------------------------------------------------
Less distributions from:
  Net investment income                              -                 (.29)        (.18)       (.26)
  Realized capital gains                             -                (1.19)        (.57)       (.56)
                                               -----------------------------------------------------
Total distributions                                  -                (1.48)        (.75)       (.82)
                                               -----------------------------------------------------
Net asset value at end of period               $ 31.34              $ 31.75       $31.14      $27.14
                                               =====================================================
Total return (%)*                                (1.29)                6.70        17.89       (2.92)
Net assets at end of period (000)              $11,623              $30,127       $6,877      $5,228
Ratios to average daily net assets:**
  Expenses (%)(a)                                 1.08(b),(c),(d)      1.10         1.09        1.10(b)
  Expenses, excluding reimbursements (%)(a)       1.14(b)              1.10         1.37        1.54(b)
  Net investment income (%)                        .48(b)              1.19          .78        1.11(b)
Portfolio turnover (%)                               5                   10           12          10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $15,159,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Does not include acquired fund fees, if any.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares. For the six-month period ended November
    30, 2018, average shares were 473,000.
(d) Effective October 1, 2018, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

ADVISER SHARES (UNAUDITED)
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              NOVEMBER 30,                        YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------------
                               2018            2018             2017           2016           2015           2014
                             ------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $31.86         $ 31.07          $ 27.13        $ 28.55        $ 27.90        $ 24.17
                             ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .03             .18(a)           .12            .14            .19            .18
  Net realized and
    unrealized gain (loss)     (.48)           1.80(a)          4.53           (.93)          1.13           4.16
                             ------------------------------------------------------------------------------------
Total from investment
  operations                   (.45)           1.98(a)          4.65           (.79)          1.32           4.34
                             ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           -            (.00)(b)         (.14)          (.07)          (.24)          (.17)
  Realized capital gains          -           (1.19)            (.57)          (.56)          (.43)          (.44)
                             ------------------------------------------------------------------------------------
Total distributions               -           (1.19)            (.71)          (.63)          (.67)          (.61)
                             ------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests         -             .00(b)           .00(b)         .00(b)         .00(b)           -
                             ------------------------------------------------------------------------------------
Net asset value at
  end of period              $31.41         $ 31.86          $ 31.07        $ 27.13        $ 28.55        $ 27.90
                             ====================================================================================
Total return (%)*             (1.41)           6.36            17.50          (2.72)          4.84          18.08
Net assets at
  end of period (000)        $9,600         $10,114          $19,722        $16,580        $26,797        $21,583
Ratios to average
  daily net assets:**
  Expenses (%)(c)              1.35(d)         1.39(g)          1.42           1.42           1.38(e)        1.35(f)
  Expenses, excluding
    reimbursements (%)(c)      1.46(d)         1.43             1.42           1.42           1.38           1.35(f)
  Net investment income (%)     .11(d)          .57              .45            .49            .72            .64
Portfolio turnover (%)            5              10               12             10              9              9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2018, average daily net assets were $10,041,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Does not include acquired fund fees, if any.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to October 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.60% of the Adviser Shares' average daily net assets.
(f) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(g) Effective October 1, 2017, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.35% of the Adviser Shares' average daily net assets.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  31

================================================================================

EXPENSE EXAMPLE

November 30, 2018 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2018, through November 30, 2018.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING               ENDING                DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2018 -
                                         JUNE 1, 2018        NOVEMBER 30, 2018         NOVEMBER 30, 2018
                                         ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $  987.10                   $5.43

Hypothetical
 (5% return before expenses)                1,000.00               1,019.60                    5.52

INSTITUTIONAL SHARES
Actual                                      1,000.00                 987.10**                  5.38**

Hypothetical
 (5% return before expenses)                1,000.00               1,019.65**                  5.47**

ADVISER SHARES
Actual                                      1,000.00                 985.90                    6.72

Hypothetical
 (5% return before expenses)                1,000.00               1,018.30                    6.83

 *Expenses are equal to the annualized expense ratio of 1.09% for Fund Shares, 1.08% for Institutional Shares, and 1.35% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average daily account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (1.29)% for Fund Shares, (1.29)% for Institutional Shares, and (1.41)% for Adviser Shares for the six-month period of June 1, 2018, through November 30, 2018.

**The Fund's annualized expense ratio of 1.08% for the Institutional Shares above reflects a change effective October 1, 2018, in the rate of the Manager's expense limitation from 1.10% to 1.00% of average annual net assets. Had the expense limitation of 1.00%, which is net of any reimbursements and

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

  expenses paid indirectly, been in effect for the entire six-month period of June 1, 2018, through November 30, 2018, the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                        BEGINNING                ENDING                 DURING PERIOD
                                       ACCOUNT VALUE          ACCOUNT VALUE             JUNE 1, 2018 -
                                       JUNE 1, 2018         NOVEMBER 30, 2018         NOVEMBER 30, 2018
                                       ----------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                                  $1,000.00               $ 987.10                    $4.98

Hypothetical
 (5% return before expenses)             1,000.00                1,020.05                    5.06

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN,                           State Street Bank and Trust Company
ACCOUNTING AGENT, AND                P.O. Box 1713
SUB-ADMINISTRATOR                    Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
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     USAA      We know what it means to serve.(R)

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23412-0119                                   (C)2019, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item is only required annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item is only required in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the Report to Stockholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to open-end management investment companies.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d)under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.



ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to open-end management investment companies.

ITEM 13. EXHIBITS.

(a)(1). NOT APPLICABLE.  This item is only required in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(a)(4). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.







SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2018

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Secretary

Date:      01/19/19
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/21/19
         ------------------------------


By:*     /S/ JAMES K. DE VRIES
         -----------------------------------------------------
         Signature and Title:  James K. De Vries, Treasurer

Date:     01/19/19
         ------------------------------

*Print the name and title of each signing officer under his or her signature.